UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2026

Date of reporting period:	February 28, 2026

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Not applicable.
Class A

PBLAX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.94%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,485,976
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate (annualized)28.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARA-0

Class C

PBLCX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.68%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,485,976
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate (annualized)28.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARC-0

Class J

PBCJX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$36	0.76%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,485,976
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate (annualized)28.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARJ-0

Institutional

PBCKX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.66%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,485,976
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate (annualized)28.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARI-0

R-3

PGBEX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$54	1.14%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,485,976
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate (annualized)28.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARR3-0

R-5

PGBGX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$39	0.83%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,485,976
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate (annualized)28.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARR5-0

R-6

PGBHX

Blue Chip Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$27	0.57%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$8,485,976
  Total Number of Portfolio Holdings39
  Portfolio Turnover Rate (annualized)28.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	33.07%
Communications	26.86%
Financial	21.79%
Industrial	8.77%
Consumer, Non-cyclical	6.36%
Consumer, Cyclical	2.55%
Basic Materials	0.68%
Money Market Funds	0.02%
Other Assets and Liabilities	(0.10)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV823SARR6-0

Class J

PBIJX

Bond Market Index Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$20	0.40%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,831,002
  Total Number of Portfolio Holdings4,041
  Portfolio Turnover Rate (annualized)42.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	71.12%
Bonds	27.17%
Investment Companies	2.89%
Municipal Bonds	0.10%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.35%
Mortgage Securities	25.07%
Financial	7.71%
Consumer, Non-cyclical	4.28%
Money Market Funds	2.42%
Communications	2.31%
Utilities	2.28%
Technology	1.88%
Industrial	1.84%
Energy	1.78%
Consumer, Cyclical	1.30%
Basic Materials	0.49%
Exchange-Traded Funds	0.47%
Revenue Bonds	0.05%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV824SARJ-0

Institutional

PNIIX

Bond Market Index Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,831,002
  Total Number of Portfolio Holdings4,041
  Portfolio Turnover Rate (annualized)42.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	71.12%
Bonds	27.17%
Investment Companies	2.89%
Municipal Bonds	0.10%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.35%
Mortgage Securities	25.07%
Financial	7.71%
Consumer, Non-cyclical	4.28%
Money Market Funds	2.42%
Communications	2.31%
Utilities	2.28%
Technology	1.88%
Industrial	1.84%
Energy	1.78%
Consumer, Cyclical	1.30%
Basic Materials	0.49%
Exchange-Traded Funds	0.47%
Revenue Bonds	0.05%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV824SARI-0

R-3

PBOIX

Bond Market Index Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,831,002
  Total Number of Portfolio Holdings4,041
  Portfolio Turnover Rate (annualized)42.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	71.12%
Bonds	27.17%
Investment Companies	2.89%
Municipal Bonds	0.10%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.35%
Mortgage Securities	25.07%
Financial	7.71%
Consumer, Non-cyclical	4.28%
Money Market Funds	2.42%
Communications	2.31%
Utilities	2.28%
Technology	1.88%
Industrial	1.84%
Energy	1.78%
Consumer, Cyclical	1.30%
Basic Materials	0.49%
Exchange-Traded Funds	0.47%
Revenue Bonds	0.05%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV824SARR3-0

R-5

PBIQX

Bond Market Index Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,831,002
  Total Number of Portfolio Holdings4,041
  Portfolio Turnover Rate (annualized)42.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	71.12%
Bonds	27.17%
Investment Companies	2.89%
Municipal Bonds	0.10%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	49.35%
Mortgage Securities	25.07%
Financial	7.71%
Consumer, Non-cyclical	4.28%
Money Market Funds	2.42%
Communications	2.31%
Utilities	2.28%
Technology	1.88%
Industrial	1.84%
Energy	1.78%
Consumer, Cyclical	1.30%
Basic Materials	0.49%
Exchange-Traded Funds	0.47%
Revenue Bonds	0.05%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(1.28)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV824SARR5-0

Class S

PCSFX

Capital Securities Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Capital Securities Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$955,168
  Total Number of Portfolio Holdings186
  Portfolio Turnover Rate (annualized)38.2%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	96.85%
Investment Companies	2.82%
Preferred Stocks	1.27%
Other Assets and Liabilities	(0.94)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	80.95%
Energy	7.89%
Utilities	6.88%
Money Market Funds	2.67%
Government	1.54%
Consumer, Non-cyclical	0.74%
Exchange-Traded Funds	0.15%
Communications	0.12%
Other Assets and Liabilities	(0.94)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV828SARS-0

Class A

PRDAX

Diversified Real Asset Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,661,658
  Total Number of Portfolio Holdings511
  Portfolio Turnover Rate (annualized)82.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	78.71%
Investment Companies	11.24%
U.S. Government & Government Agency Obligations	10.69%
Senior Floating Rate Interests	0.02%
Preferred Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	20.87%
Utilities	17.09%
Energy	14.90%
Basic Materials	11.38%
Government	10.69%
Industrial	10.43%
Exchange-Traded Funds	7.35%
Money Market Funds	3.69%
Consumer, Non-cyclical	3.45%
Consumer, Cyclical	0.41%
Communications	0.20%
Closed-End Funds	0.20%
Technology	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV832SARA-0

Institutional

PDRDX

Diversified Real Asset Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.83%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,661,658
  Total Number of Portfolio Holdings511
  Portfolio Turnover Rate (annualized)82.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	78.71%
Investment Companies	11.24%
U.S. Government & Government Agency Obligations	10.69%
Senior Floating Rate Interests	0.02%
Preferred Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	20.87%
Utilities	17.09%
Energy	14.90%
Basic Materials	11.38%
Government	10.69%
Industrial	10.43%
Exchange-Traded Funds	7.35%
Money Market Funds	3.69%
Consumer, Non-cyclical	3.45%
Consumer, Cyclical	0.41%
Communications	0.20%
Closed-End Funds	0.20%
Technology	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV832SARI-0

R-3

PGDRX

Diversified Real Asset Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$74	1.36%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,661,658
  Total Number of Portfolio Holdings511
  Portfolio Turnover Rate (annualized)82.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	78.71%
Investment Companies	11.24%
U.S. Government & Government Agency Obligations	10.69%
Senior Floating Rate Interests	0.02%
Preferred Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	20.87%
Utilities	17.09%
Energy	14.90%
Basic Materials	11.38%
Government	10.69%
Industrial	10.43%
Exchange-Traded Funds	7.35%
Money Market Funds	3.69%
Consumer, Non-cyclical	3.45%
Consumer, Cyclical	0.41%
Communications	0.20%
Closed-End Funds	0.20%
Technology	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV832SARR3-0

R-6

PDARX

Diversified Real Asset Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$43	0.79%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$2,661,658
  Total Number of Portfolio Holdings511
  Portfolio Turnover Rate (annualized)82.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	78.71%
Investment Companies	11.24%
U.S. Government & Government Agency Obligations	10.69%
Senior Floating Rate Interests	0.02%
Preferred Stocks	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	20.87%
Utilities	17.09%
Energy	14.90%
Basic Materials	11.38%
Government	10.69%
Industrial	10.43%
Exchange-Traded Funds	7.35%
Money Market Funds	3.69%
Consumer, Non-cyclical	3.45%
Consumer, Cyclical	0.41%
Communications	0.20%
Closed-End Funds	0.20%
Technology	0.01%
Other Assets and LiabilitiesFootnote Reference*	(0.67)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV832SARR6-0

R-6

PAFIX

Global Macro Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Global Macro Fund (the "Fund") for the period of November 14, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$24Footnote Reference*	0.79%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from November 14, 2025, date operations commenced, through February 28, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$160,215
  Total Number of Portfolio Holdings136
  Portfolio Turnover Rate (annualized)0.0%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Investment Companies	84.68%
Other Assets and LiabilitiesFootnote Reference*	15.32%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Other LocationsFootnote Reference*	84.68%
Other Assets and LiabilitiesFootnote Reference†	15.32%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV960SARR6-0

Class A

PMSAX

Global Multi-Strategy Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.73%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$527,262
  Total Number of Portfolio Holdings2,135
  Portfolio Turnover Rate (annualized)180.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	37.19%
Bonds	29.03%
Investment Companies	25.24%
U.S. Government & Government Agency Obligations	2.02%
Senior Floating Rate Interests	0.56%
Convertible Bonds	0.46%
Preferred Stocks	0.10%
Convertible Preferred Stocks	0.02%
Purchased Options	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	36.37%
Japan	6.74%
Canada	2.57%
Cayman Islands	1.84%
United Kingdom	1.65%
Netherlands	1.59%
Mexico	1.21%
Ireland	0.93%
South Africa	0.91%
Romania	0.84%
Israel	0.70%
Switzerland	0.64%
Brazil	0.63%
Germany	0.57%
Supranational	0.57%
Egypt	0.52%
Colombia	0.52%
Australia	0.50%
Peru	0.49%
Hong Kong	0.48%
Other LocationsFootnote Reference*	34.37%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV838SARA-0

Institutional

PSMIX

Global Multi-Strategy Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$73	1.41%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$527,262
  Total Number of Portfolio Holdings2,135
  Portfolio Turnover Rate (annualized)180.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	37.19%
Bonds	29.03%
Investment Companies	25.24%
U.S. Government & Government Agency Obligations	2.02%
Senior Floating Rate Interests	0.56%
Convertible Bonds	0.46%
Preferred Stocks	0.10%
Convertible Preferred Stocks	0.02%
Purchased Options	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	36.37%
Japan	6.74%
Canada	2.57%
Cayman Islands	1.84%
United Kingdom	1.65%
Netherlands	1.59%
Mexico	1.21%
Ireland	0.93%
South Africa	0.91%
Romania	0.84%
Israel	0.70%
Switzerland	0.64%
Brazil	0.63%
Germany	0.57%
Supranational	0.57%
Egypt	0.52%
Colombia	0.52%
Australia	0.50%
Peru	0.49%
Hong Kong	0.48%
Other LocationsFootnote Reference*	34.37%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV838SARI-0

R-6

PGLSX

Global Multi-Strategy Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$66	1.28%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$527,262
  Total Number of Portfolio Holdings2,135
  Portfolio Turnover Rate (annualized)180.8%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	37.19%
Bonds	29.03%
Investment Companies	25.24%
U.S. Government & Government Agency Obligations	2.02%
Senior Floating Rate Interests	0.56%
Convertible Bonds	0.46%
Preferred Stocks	0.10%
Convertible Preferred Stocks	0.02%
Purchased Options	0.02%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	36.37%
Japan	6.74%
Canada	2.57%
Cayman Islands	1.84%
United Kingdom	1.65%
Netherlands	1.59%
Mexico	1.21%
Ireland	0.93%
South Africa	0.91%
Romania	0.84%
Israel	0.70%
Switzerland	0.64%
Brazil	0.63%
Germany	0.57%
Supranational	0.57%
Egypt	0.52%
Colombia	0.52%
Australia	0.50%
Peru	0.49%
Hong Kong	0.48%
Other LocationsFootnote Reference*	34.37%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.36%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV838SARR6-0

Institutional

PGSLX

Global Listed Infrastructure Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Global Listed Infrastructure Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.65%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$126,043
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate (annualized)35.6%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.42%
Investment Companies	2.18%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United States	55.18%
Canada	9.72%
United Kingdom	6.92%
Brazil	5.09%
Australia	4.96%
China	3.98%
Spain	2.98%
Belgium	2.70%
France	1.93%
Hong Kong	1.68%
India	1.17%
Indonesia	1.07%
Italy	1.04%
Other LocationsFootnote Reference*	2.18%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV944SARI-0

Institutional

PIDIX

International Equity Index Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.28%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,407,425
  Total Number of Portfolio Holdings695
  Portfolio Turnover Rate (annualized)89.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	2.18%
Preferred Stocks	0.28%
Other Assets and LiabilitiesFootnote Reference*	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	22.70%
United Kingdom	13.87%
Switzerland	9.86%
France	9.75%
Germany	8.92%
Australia	6.46%
Netherlands	5.34%
Sweden	3.66%
Spain	3.53%
Italy	3.00%
Hong Kong	2.07%
Singapore	1.54%
Denmark	1.52%
Finland	1.13%
Israel	1.01%
Belgium	0.87%
Ireland	0.69%
Norway	0.62%
Austria	0.30%
Luxembourg	0.23%
Other LocationsFootnote Reference*	2.83%
Other Assets and LiabilitiesFootnote Reference†	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV845SARI-0

R-3

PIIOX

International Equity Index Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$45	0.84%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,407,425
  Total Number of Portfolio Holdings695
  Portfolio Turnover Rate (annualized)89.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	2.18%
Preferred Stocks	0.28%
Other Assets and LiabilitiesFootnote Reference*	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	22.70%
United Kingdom	13.87%
Switzerland	9.86%
France	9.75%
Germany	8.92%
Australia	6.46%
Netherlands	5.34%
Sweden	3.66%
Spain	3.53%
Italy	3.00%
Hong Kong	2.07%
Singapore	1.54%
Denmark	1.52%
Finland	1.13%
Israel	1.01%
Belgium	0.87%
Ireland	0.69%
Norway	0.62%
Austria	0.30%
Luxembourg	0.23%
Other LocationsFootnote Reference*	2.83%
Other Assets and LiabilitiesFootnote Reference†	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV845SARR3-0

R-5

PIIQX

International Equity Index Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$29	0.53%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,407,425
  Total Number of Portfolio Holdings695
  Portfolio Turnover Rate (annualized)89.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	2.18%
Preferred Stocks	0.28%
Other Assets and LiabilitiesFootnote Reference*	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	22.70%
United Kingdom	13.87%
Switzerland	9.86%
France	9.75%
Germany	8.92%
Australia	6.46%
Netherlands	5.34%
Sweden	3.66%
Spain	3.53%
Italy	3.00%
Hong Kong	2.07%
Singapore	1.54%
Denmark	1.52%
Finland	1.13%
Israel	1.01%
Belgium	0.87%
Ireland	0.69%
Norway	0.62%
Austria	0.30%
Luxembourg	0.23%
Other LocationsFootnote Reference*	2.83%
Other Assets and LiabilitiesFootnote Reference†	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV845SARR5-0

R-6

PFIEX

International Equity Index Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$14	0.26%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,407,425
  Total Number of Portfolio Holdings695
  Portfolio Turnover Rate (annualized)89.1%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.44%
Investment Companies	2.18%
Preferred Stocks	0.28%
Other Assets and LiabilitiesFootnote Reference*	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	22.70%
United Kingdom	13.87%
Switzerland	9.86%
France	9.75%
Germany	8.92%
Australia	6.46%
Netherlands	5.34%
Sweden	3.66%
Spain	3.53%
Italy	3.00%
Hong Kong	2.07%
Singapore	1.54%
Denmark	1.52%
Finland	1.13%
Israel	1.01%
Belgium	0.87%
Ireland	0.69%
Norway	0.62%
Austria	0.30%
Luxembourg	0.23%
Other LocationsFootnote Reference*	2.83%
Other Assets and LiabilitiesFootnote Reference†	0.10%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV845SARR6-0

Institutional

PISMX

International Small Company Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$58	1.10%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$459,937
  Total Number of Portfolio Holdings108
  Portfolio Turnover Rate (annualized)56.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	2.64%
Other Assets and Liabilities	(1.09)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	35.71%
Canada	16.37%
United Kingdom	11.83%
Australia	5.29%
Germany	5.08%
France	4.03%
Netherlands	2.95%
Denmark	2.90%
Israel	2.77%
Italy	2.20%
Spain	1.95%
Sweden	1.62%
Portugal	1.07%
Switzerland	1.06%
Singapore	0.97%
Austria	0.97%
Macao	0.90%
Finland	0.78%
Other LocationsFootnote Reference*	2.64%
Other Assets and Liabilities	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV847SARI-0

R-6

PFISX

International Small Company Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$56	1.06%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$459,937
  Total Number of Portfolio Holdings108
  Portfolio Turnover Rate (annualized)56.7%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.45%
Investment Companies	2.64%
Other Assets and Liabilities	(1.09)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
Japan	35.71%
Canada	16.37%
United Kingdom	11.83%
Australia	5.29%
Germany	5.08%
France	4.03%
Netherlands	2.95%
Denmark	2.90%
Israel	2.77%
Italy	2.20%
Spain	1.95%
Sweden	1.62%
Portugal	1.07%
Switzerland	1.06%
Singapore	0.97%
Austria	0.97%
Macao	0.90%
Finland	0.78%
Other LocationsFootnote Reference*	2.64%
Other Assets and Liabilities	(1.09)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV847SARR6-0

Class A

PMOAX

Opportunistic Municipal Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.08%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$186,003
  Total Number of Portfolio Holdings172
  Portfolio Turnover Rate (annualized)37.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	106.90%
Investment Companies	0.83%
Common Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*	(7.76)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
New York	18.04%
Florida	12.78%
California	10.32%
Alabama	6.72%
Texas	6.67%
Illinois	5.89%
Pennsylvania	4.96%
Wisconsin	4.87%
Utah	4.64%
Georgia	4.42%
Ohio	3.45%
Louisiana	2.78%
Puerto Rico	2.43%
Arkansas	2.25%
Arizona	1.91%
Nevada	1.12%
New Hampshire	1.10%
Virginia	1.02%
Tennessee	0.97%
Connecticut	0.92%
Other StatesFootnote Reference*	10.50%
Other Assets and LiabilitiesFootnote Reference†	(7.76)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV885SARA-0

Institutional

POMFX

Opportunistic Municipal Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$186,003
  Total Number of Portfolio Holdings172
  Portfolio Turnover Rate (annualized)37.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Municipal Bonds	106.90%
Investment Companies	0.83%
Common Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*	(7.76)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Table Summary
Top States/Territories	Percent of Net Assets
New York	18.04%
Florida	12.78%
California	10.32%
Alabama	6.72%
Texas	6.67%
Illinois	5.89%
Pennsylvania	4.96%
Wisconsin	4.87%
Utah	4.64%
Georgia	4.42%
Ohio	3.45%
Louisiana	2.78%
Puerto Rico	2.43%
Arkansas	2.25%
Arizona	1.91%
Nevada	1.12%
New Hampshire	1.10%
Virginia	1.02%
Tennessee	0.97%
Connecticut	0.92%
Other StatesFootnote Reference*	10.50%
Other Assets and LiabilitiesFootnote Reference†	(7.76)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV885SARI-0

Class A

PMDAX

Small-MidCap Dividend Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,665,290
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate (annualized)28.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	2.26%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	25.58%
Industrial	24.33%
Consumer, Non-cyclical	12.50%
Consumer, Cyclical	11.62%
Technology	9.29%
Energy	5.61%
Utilities	5.03%
Basic Materials	2.55%
Money Market Funds	2.26%
Communications	2.05%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV898SARA-0

Class C

PMDDX

Small-MidCap Dividend Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.87%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,665,290
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate (annualized)28.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	2.26%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	25.58%
Industrial	24.33%
Consumer, Non-cyclical	12.50%
Consumer, Cyclical	11.62%
Technology	9.29%
Energy	5.61%
Utilities	5.03%
Basic Materials	2.55%
Money Market Funds	2.26%
Communications	2.05%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV898SARC-0

Institutional

PMDIX

Small-MidCap Dividend Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.85%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,665,290
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate (annualized)28.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	2.26%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	25.58%
Industrial	24.33%
Consumer, Non-cyclical	12.50%
Consumer, Cyclical	11.62%
Technology	9.29%
Energy	5.61%
Utilities	5.03%
Basic Materials	2.55%
Money Market Funds	2.26%
Communications	2.05%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV898SARI-0

R-6

PMDHX

Small-MidCap Dividend Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$1,665,290
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate (annualized)28.3%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.56%
Investment Companies	2.26%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	25.58%
Industrial	24.33%
Consumer, Non-cyclical	12.50%
Consumer, Cyclical	11.62%
Technology	9.29%
Energy	5.61%
Utilities	5.03%
Basic Materials	2.55%
Money Market Funds	2.26%
Communications	2.05%
Other Assets and Liabilities	(0.82)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV898SARR6-0

Class A

PPSAX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,177,627
  Total Number of Portfolio Holdings321
  Portfolio Turnover Rate (annualized)50.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARA-0

Class C

PRFCX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.82%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,177,627
  Total Number of Portfolio Holdings321
  Portfolio Turnover Rate (annualized)50.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARC-0

Class J

PPSJX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,177,627
  Total Number of Portfolio Holdings321
  Portfolio Turnover Rate (annualized)50.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARJ-0

Institutional

PPSIX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,177,627
  Total Number of Portfolio Holdings321
  Portfolio Turnover Rate (annualized)50.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARI-0

PNARX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$64	1.27%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,177,627
  Total Number of Portfolio Holdings321
  Portfolio Turnover Rate (annualized)50.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARR3-0

PPARX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,177,627
  Total Number of Portfolio Holdings321
  Portfolio Turnover Rate (annualized)50.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARR5-0

PPREX

Spectrum Preferred and Capital Securities Income Fund

Semi-Annual Shareholder Report  February 28, 2026

This semi-annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets (amount in thousands)$5,177,627
  Total Number of Portfolio Holdings321
  Portfolio Turnover Rate (annualized)50.9%

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	87.20%
Preferred Stocks	10.56%
Investment Companies	2.83%
Convertible Preferred Stocks	0.06%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	82.42%
Utilities	7.25%
Energy	5.37%
Money Market Funds	2.07%
Communications	1.40%
Government	1.17%
Exchange-Traded Funds	0.76%
Consumer, Non-cyclical	0.21%
Other Assets and Liabilities	(0.65)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Availability of Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/prospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-centerfor more information.

FV887SARR6-0

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights
Principal Funds
Semi-Annual Financial
Statements and
Additional Information
February 28, 2026

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements (N-CSR Item 7) 1
Notes to Financial Statements 22
Schedules of Investments 47
Financial Highlights (includes performance information) 167
Unaudited Supplemental Information 191
Changes in and Disagreements with Accountants (N-CSR Item 8) 192
Proxy Disclosures (N-CSR Item 9) 193
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 194
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 195

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund Capital Securities Fund
Investment in securities--at cost ................................................................
$ 5,100,247 $ 2,819,726 $ 921,107
Investment in affiliated Funds--at cost ..........................................................
$ 4 $ 66,614 $ 23,767
Assets
Investment in securities--at value  ................................................................ $ 8,494,641
(a)
$ 2,800,719
(a)
$ 940,375
(a)
Investment in affiliated Funds--at value ........................................................... 4 66,614 23,767
Cash ............................................................................................... – 1,906 –
Receivables:
Dividends and interest ....................................................................... 4,879 19,777 12,070
Expense reimbursement from Manager ..................................................... 236 – 37
Fund shares sold ............................................................................. 4,041 16,488 867
Investment securities sold ................................................................... 31,299 29,568 –
Prepaid directors' expenses ........................................................................ 1 1 –
Prepaid expenses ..................................................................................

Total Assets   8,535,101 2,935,074 977,116
Liabilities
Accrued management and investment advisory fees .............................................. 3,955 216 –
Accrued administrative service fees .............................................................. 1 1 –
Accrued distribution fees .......................................................................... 445 6 –
Accrued service fees .............................................................................. 10 4 –
Accrued transfer agent fees ....................................................................... 893 19 61
Accrued professional fees ......................................................................... 25 25 20
Accrued other expenses ........................................................................... 173 – 14
Payables:
Fund shares redeemed ....................................................................... 12,835 34,657 1,000
Interfund borrowing ......................................................................... 23,435 – –
Investment securities purchased ............................................................ 5,951 48,114 2,200
Collateral obligation on securities loaned, at value ............................................... 1,402 21,030 18,653
Total Liabilities
49,125 104,072 21,948
Net Assets Applicable to Outstanding Shares ..................................................
$ 8,485,976 $ 2,831,002 $ 955,168
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 4,272,567 $ 2,939,134 $ 1,024,147
Total distributable earnings (accumulated loss) ...................................................
4,213,409 (108,132) (68,979)
Total Net Assets
$ 8,485,976 $ 2,831,002 $ 955,168
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,300,000 710,000 500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,067,388 N/A N/A
Shares Issued and Outstanding .............................................................. 28,965
Net Asset Value per share ................................................................... $ 36 .85
(b)
Maximum Offering Price ....................................................................
$ 38 .99
Class C : Net Assets ................................................................................ $ 255,248 N/A N/A
Shares Issued and Outstanding .............................................................. 7,897
Net Asset Value per share ...................................................................
$ 32 .32
(b)
Class J : Net Assets ................................................................................ $ 237,035 $ 41,376 N/A
Shares Issued and Outstanding .............................................................. 6,244 4,882
Net Asset Value per share ...................................................................
$ 37 .96
(b)
$ 8 .47
(b)
Class S : Net Assets ................................................................................ N/A N/A $ 955,168
Shares Issued and Outstanding .............................................................. 98,047
Net Asset Value per share ...................................................................
$ 9 .74
Institutional : Net Assets ........................................................................... $ 2,739,661 $ 2,767,453 N/A
Shares Issued and Outstanding .............................................................. 71,144 318,280
Net Asset Value per share ...................................................................
$ 38 .51 $ 8 .69
R-3 : Net Assets .................................................................................... $ 19,644 $ 8,094 N/A
Shares Issued and Outstanding .............................................................. 540 954
Net Asset Value per share ...................................................................
$ 36 .35 $ 8 .49
R-5 : Net Assets .................................................................................... $ 31,425 $ 14,079 N/A
Shares Issued and Outstanding .............................................................. 831 1,651
Net Asset Value per share ...................................................................
$ 37 .81 $ 8 .53
R-6 : Net Assets .................................................................................... $ 4,135,575 N/A N/A
Shares Issued and Outstanding .............................................................. 106,560
Net Asset Value per share ...................................................................
$ 38 .81
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Real Asset
Fund
(a)
Global Listed
Infrastructure Fund Global Macro Fund
(a)
Investment in securities--at cost ................................................................
$ 2,192,501 $ 108,179 $ 32,039
Investment in affiliated Funds--at cost ..........................................................
$ 84,116 $ 1,585 $ 103,637
Foreign currency--at cost ........................................................................
$ 9 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 2,595,445
(b)
$ 125,219
(b)
$ 32,039
Investment in affiliated Funds--at value ........................................................... 84,116 1,585 103,637
Foreign currency--at value ........................................................................ 18 – –
Cash ............................................................................................... 481 – 1,315
Deposits with counterparty ........................................................................ 39 – 22,155
Receivables:
Dividends and interest ....................................................................... 5,502 287 353
Expense reimbursement from Manager ..................................................... 59 18 4
Foreign currency contracts ................................................................. 86 – 6,864
Fund shares sold ............................................................................. 537 5 –
Investment securities sold ................................................................... 47,972 777 –
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 , net) ...................... 1,119 – –
Variation margin on futures ................................................................. 12,804 – 1,778
Prepaid directors' expenses ........................................................................ 1 – –
Prepaid expenses ..................................................................................
– – 2
Total Assets   2,748,179 127,891 168,147
Liabilities
Accrued management and investment advisory fees .............................................. 1,530 70 91
Accrued distribution fees .......................................................................... 9 – –
Accrued transfer agent fees ....................................................................... 297 1 –
Accrued directors' expenses ....................................................................... – – 1
Accrued foreign tax ............................................................................... – 44 –
Accrued professional fees ......................................................................... 95 12 8
Accrued other expenses ........................................................................... 73 1 –
Cash overdraft ..................................................................................... – 197 –
Deposits from counterparty ....................................................................... 136 – 1,315
Payables:
Foreign currency contracts .................................................................. 75 – 4,957
Fund shares redeemed ....................................................................... 2,017 359 –
Investment securities purchased ............................................................ 33,305 – –
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 , net) .................. 130 – –
Variation margin on futures ................................................................. 1,975 – 1,560
Collateral obligation on securities loaned, at value ............................................... 46,879 1,164 –
Total Liabilities
86,521 1,848 7,932
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,661,658 $ 126,043 $ 160,215
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,226,307 $ 107,089 $ 152,198
Total distributable earnings (accumulated loss) ...................................................
435,351 18,954 8,017
Total Net Assets
$ 2,661,658 $ 126,043 $ 160,215
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,775,000 200,000 200,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 50,379 N/A N/A
Shares Issued and Outstanding .............................................................. 3,609
Net Asset Value per share ................................................................... $ 13 .96
(c)
Maximum Offering Price ....................................................................
$ 14 .50
Institutional : Net Assets ........................................................................... $ 1,473,703 $ 126,043 N/A
Shares Issued and Outstanding .............................................................. 105,733 9,522
Net Asset Value per share ...................................................................
$ 13 .94 $ 13 .24
R-3 : Net Assets .................................................................................... $ 17 N/A N/A
Shares Issued and Outstanding .............................................................. 1
Net Asset Value per share ...................................................................
$ 13 .83
R-6 : Net Assets .................................................................................... $ 1,137,559 N/A $ 160,215
Shares Issued and Outstanding .............................................................. 81,667 15,220
Net Asset Value per share ...................................................................
$ 13 .93 $ 10 .53
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
International Small
Company Fund
Investment in securities--at cost ................................................................
$ 370 ,831 $ 1,145,229 $ 334,679
Investment in affiliated Funds--at cost ..........................................................
$ 107,394 $ 7,898 $ 11,577
Foreign currency--at cost ........................................................................
$ 1,297 $ – $ 3
Assets
Investment in securities--at value  ................................................................ $ 391,624 $ 1,398,173
(b)
$ 453,354
(b)
Investment in affiliated Funds--at value ........................................................... 107,394 7,898 11,577
Foreign currency--at value ........................................................................ 1,296 – 3
Cash ............................................................................................... 80 163 –
Deposits with counterparty ........................................................................ 21,097 129 –
Receivables:
Dividends and interest ....................................................................... 2,572 4,666 1,443
Expense reimbursement from Manager ..................................................... 26 18 5
Foreign currency contracts ................................................................. 1,988 – –
Fund shares sold ............................................................................. 1,353 158 143
Investment securities sold ................................................................... 7,536 259,716 4,896
OTC swap agreements--at value (premiums paid $0, $0 and $0, net) ...................... 5,910 – –
Variation margin on futures ................................................................. 1,967 – –
Variation margin on swaps .................................................................. 58 – –
Other assets ........................................................................................ 1 – –
Prepaid directors' expenses ........................................................................ – 2 1
Total Assets   542,902 1,670,923 471,422
Liabilities
Accrued management and investment advisory fees .............................................. 485 269 346
Accrued administrative service fees .............................................................. – 2 –
Accrued distribution fees .......................................................................... 7 5 –
Accrued service fees .............................................................................. – 11 –
Accrued transfer agent fees ....................................................................... 68 17 6
Accrued directors' expenses ....................................................................... 1 – –
Accrued foreign tax ............................................................................... 17 – –
Accrued professional fees ......................................................................... 93 59 30
Accrued other expenses ........................................................................... 45 80 44
Cash overdraft ..................................................................................... – 59,794 373
Deposits from counterparty ....................................................................... 60 – –
Payables:
Foreign currency contracts .................................................................. 1,262 – –
Fund shares redeemed ....................................................................... 283 189,122 460
Investment securities purchased ............................................................ 8,503 10,354 4,091
Options and swaptions contracts written (premiums received $945, $0 and $0 ) ........... 1,087 – –
Short sales (proceeds received $6, $0 and $0) .............................................. 6 – –
OTC swap agreements--at value (premiums received $222, $0 and $0, net) ............... 2,897 – –
Variation margin on futures ................................................................. 826 11 –
Collateral obligation on securities loaned, at value ............................................... – 3,774 6,135
Total Liabilities
15,640 263,498 11,485
Net Assets Applicable to Outstanding Shares ..................................................
$ 527,262 $ 1,407,425 $ 459,937
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 485,612 $ 1,043,497 $ 328,097
Total distributable earnings (accumulated loss) ...................................................
41,650 363,928 131,840
Total Net Assets
$ 527,262 $ 1,407,425 $ 459,937

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
International Small
Company Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,750,000 1,150,000 300,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 36,751 N/A N/A
Shares Issued and Outstanding .............................................................. 3,120
Net Asset Value per share ................................................................... $ 11.78
(c)
Maximum Offering Price ....................................................................
$ 12.24
Institutional: Net Assets ........................................................................... $ 353,654 $ 105,457 $ 22,959
Shares Issued and Outstanding .............................................................. 29,478 6,895 1,677
Net Asset Value per share ...................................................................
$ 12.00 $ 15.29 $ 13.69
R-3: Net Assets .................................................................................... N/A $ 25,506 N/A
Shares Issued and Outstanding .............................................................. 1,709
Net Asset Value per share ...................................................................
$ 14.92
R-5: Net Assets .................................................................................... N/A $ 30,235 N/A
Shares Issued and Outstanding .............................................................. 1,991
Net Asset Value per share ...................................................................
$ 15.19
R-6: Net Assets .................................................................................... $ 136,857 $ 1,246,227 $ 436,978
Shares Issued and Outstanding .............................................................. 11,381 81,339 31,717
Net Asset Value per share ...................................................................
$ 12.02 $ 15.32 $ 13.78
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2026 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Opportunistic
Municipal Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ................................................................
$ 199,695 $ 990,359 $ 5,016,813
Investment in affiliated Funds--at cost ..........................................................
$ – $ 35,695 $ 101,003
Assets
Investment in securities--at value  ................................................................ $ 200,431 $ 1,643,296
(a)
$ 5,110,056
(a)
Investment in affiliated Funds--at value ........................................................... – 35,695 101,003
Cash ............................................................................................... 13 – 26
Deposits with counterparty ........................................................................ – – 5,219
Receivables:
Dividends and interest ....................................................................... 2,645 1,568 65,760
Expense reimbursement from Manager ..................................................... 6 12 –
Fund shares sold ............................................................................. 642 339 3,370
Investment securities sold ................................................................... 1,020 70,976 53
Total Assets   204,757 1,751,886 5,285,487
Liabilities
Accrued management and investment advisory fees .............................................. 62 1,027 2,773
Accrued distribution fees .......................................................................... 7 50 209
Accrued service fees .............................................................................. – – 1
Accrued transfer agent fees ....................................................................... 40 67 747
Accrued directors' expenses ....................................................................... 1 2 3
Accrued professional fees ......................................................................... 23 15 21
Accrued other expenses ........................................................................... 2 9 156
Payables:
Borrowing ................................................................................... 570 – –
Dividends payable ........................................................................... 641 – –
Fund shares redeemed ....................................................................... 268 63,872 3,631
Interest expense and fees payable ........................................................... 108 – –
Investment securities purchased ............................................................ 3,472 – 30,671
Collateral obligation on securities loaned, at value ............................................... – 21,554 69,648
Floating rate notes issued .........................................................................
13,560 – –
Total Liabilities
18,754 86,596 107,860
Net Assets Applicable to Outstanding Shares ..................................................
$ 186,003 $ 1,665,290 $ 5,177,627
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 208,607 $ 966,783 $ 5,545,253
Total distributable earnings (accumulated loss) ...................................................
(22,604) 698,507 (367,626)
Total Net Assets
$ 186,003 $ 1,665,290 $ 5,177,627
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 300,000 1,700,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 38,718 $ 195,657 $ 622,159
Shares Issued and Outstanding .............................................................. 4,025 9,052 65,404
Net Asset Value per share ................................................................... $ 9 .62
(b)
$ 21 .61
(b)
$ 9 .51
(b)
Maximum Offering Price ....................................................................
$ 9 .99 $ 22 .87 $ 9 .88
Class C : Net Assets ................................................................................ N/A $ 16,097 $ 110,243
Shares Issued and Outstanding .............................................................. 754 11,588
Net Asset Value per share ...................................................................
$ 21 .35
(b)
$ 9 .51
(b)
Class J : Net Assets ................................................................................ N/A N/A $ 33,356
Shares Issued and Outstanding .............................................................. 3,650
Net Asset Value per share ...................................................................
$ 9 .14
(b)
Institutional : Net Assets ........................................................................... $ 147,285 $ 689,960 $ 3,616,141
Shares Issued and Outstanding .............................................................. 15,296 31,705 384,069
Net Asset Value per share ...................................................................
$ 9 .63 $ 21 .76 $ 9 .42
R-3 : Net Assets .................................................................................... N/A N/A $ 2,384
Shares Issued and Outstanding .............................................................. 255
Net Asset Value per share ...................................................................
$ 9 .34
R-5 : Net Assets .................................................................................... N/A N/A $ 3,546
Shares Issued and Outstanding .............................................................. 379
Net Asset Value per share ...................................................................
$ 9 .36
R-6 : Net Assets .................................................................................... N/A $ 763,576 $ 789,798
Shares Issued and Outstanding .............................................................. 34,881 83,942
Net Asset Value per share ...................................................................
$ 21 .89 $ 9 .41
(a)
Includes fair market value of securities loaned; see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2026 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 107 $ 528 $ 145
Dividends ............................................................................................... 57,772 439 481
Withholding tax ........................................................................................ (365) (2) (5)
Interest .................................................................................................. 1 58,102 28,482
Securities lending - net .................................................................................
15 41 73
Total Income 57,530 59,108 29,176
Expenses:
Management and investment advisory fees ............................................................ 30,020 1,575 N/A
Distribution f ees - Class A ............................................................................. 1,524 N/A N/A
Distribution f ees - Class C ............................................................................. 1,518 N/A N/A
Distribution f ees - Class J .............................................................................. 206 30 N/A
Distribution f ees - R-3 ................................................................................. 29 10 N/A
Administrative service fees - R-3 ...................................................................... 8 3 N/A
Administrative service fees - R-5 ...................................................................... 2 1 N/A
Registration fees - Class A ............................................................................. 13 N/A N/A
Registration fees - Class C ............................................................................. 7 N/A N/A
Registration fees - Class J .............................................................................. 12 8 N/A
Registration fees - Class S ............................................................................. N/A N/A 18
Registration fees - Institutional ........................................................................ 12 7 N/A
Registration fees - R-6 ................................................................................. 20 N/A N/A
Service fees - R-3 ...................................................................................... 29 10 N/A
Service fees - R-5 ...................................................................................... 44 18 N/A
Shareholder reports - Class A .......................................................................... 55 N/A N/A
Shareholder reports - Class C .......................................................................... 9 N/A N/A
Shareholder reports - Class J ........................................................................... 2 1 N/A
Shareholder reports - Class S .......................................................................... N/A N/A 5
Shareholder reports - Institutional ..................................................................... 70 7 N/A
Shareholder reports - R-6 .............................................................................. 27 N/A N/A
Transfer agent fees - Class A ........................................................................... 647 N/A N/A
Transfer agent fees - Class C ........................................................................... 154 N/A N/A
Transfer agent fees - Class J ........................................................................... 45 17 N/A
Transfer agent fees - Class S ........................................................................... N/A N/A 172
Transfer agent fees - Institutional ...................................................................... 1,465 53 N/A
Transfer agent fees - R-6 ............................................................................... 142 N/A N/A
Chief compliance officer expenses ..................................................................... 3 1 –
Custodian fees .......................................................................................... 36 16 5
Directors' expenses ..................................................................................... 117 30 12
Interest expense and fees ............................................................................... – – 17
Professional fees ....................................................................................... 22 20 17
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 215 13 6
Total Gross Expenses 36,456 1,823 255
Less: Reimbursement from Manager .................................................................. 1,530 – –
Less: Reimbursement from Manager - Class S ........................................................ N/A N/A 238
Less: Reimbursement from Manager - Institutional ................................................... 35 – N/A
Total Net Expenses 34,891 1,823 17
Net Investment Income (Loss) 22,639 57,285 29,159
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ 1,216,043 (6,387) 5,011
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (2,186,295) 58,232 10,296
Net Realized and Unrealized Gain (Loss) on investments (970,252) 51,845 15,307
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (947,613) $ 109,130 $ 44,466

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Real
Asset Fund
(a)
Global Listed
Infrastructure Fund
Global Macro
Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 808 $ 44 $ 1,118
Dividends ............................................................................................... 29,325 1,750 300
Withholding tax ........................................................................................ (1,138) (54) –
Interest .................................................................................................. 10,738 1 69
Securities lending - net .................................................................................
173 8 –
Total Income 39,906 1,749 1,487
Expenses:
Management and investment advisory fees ............................................................ 9,438 462 327
Distribution f ees - Class A ............................................................................. 56 N/A N/A
Registration fees - Class A ............................................................................. 7 N/A N/A
Registration fees - Institutional ........................................................................ 16 10 N/A
Registration fees - R-6 ................................................................................. 25 N/A 1
Shareholder reports - Class A .......................................................................... 3 N/A N/A
Shareholder reports - Institutional ..................................................................... 30 2 N/A
Shareholder reports - R-6 .............................................................................. 5 N/A –
Transfer agent fees - Class A ........................................................................... 29 N/A N/A
Transfer agent fees - Institutional ...................................................................... 690 3 N/A
Transfer agent fees - R-6 ............................................................................... 4 N/A 1
Chief compliance officer expenses ..................................................................... 1 – –
Custodian fees .......................................................................................... 82 6 –
Directors' expenses ..................................................................................... 25 2 1
Professional fees ....................................................................................... 80 16 20
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 19 – 3
Total Gross Expenses 10,513 504 356
Less: Reimbursement from Manager .................................................................. – 68 –
Less: Reimbursement from Manager - Class A ........................................................ 1 N/A N/A
Less: Reimbursement from Manager - Institutional ................................................... 409 35 N/A
Less: Reimbursement from Manager - R-6 ............................................................ 3 N/A 11
Total Net Expenses 10,100 401 345
Net Investment Income (Loss) 29,806 1,348 1,142
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ – , $ (5) and $ – , respectively) ...................... 67,566 2,816 (2)
Foreign currency contracts ............................................................................. (73) – –
Foreign currency transactions .......................................................................... (98) 4 92
Futures contracts ....................................................................................... 27,714 – 2,821
Options and swaptions ................................................................................. 40 – –
Short sales .............................................................................................. (3) – –
Swap agreements ....................................................................................... 10,848 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ – , $ (44) and $ – , respectively) .................................. 286,202 14,867 –
Foreign currency contracts ............................................................................. 91 – 1,907
Futures contracts ....................................................................................... 12,590 – 2,359
Options and swaptions ................................................................................. (2) – –
Swap agreements ....................................................................................... (716) – –
Translation of assets and liabilities in foreign currencies .............................................. – 6 76
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 404,159 17,693 7,253
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 433,965 $ 19,041 $ 8,395
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Period from November 14, 2025, date operations commenced, through February 28, 2026.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
International Equity
Index Fund
International Small
Company Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,622 $ 157 $ 76
Dividends ............................................................................................... 1,937 10,557 5,610
Foreign tax reclaims .................................................................................... – – 472
Withholding tax ........................................................................................ (107) (600) (411)
Interest .................................................................................................. 5,906 2 1
Securities lending - net .................................................................................
– 18 54
Total Income 9,358 10,134 5,802
Expenses:
Management and investment advisory fees ............................................................ 2,895 1,392 2,457
Distribution f ees - Class A ............................................................................. 44 N/A N/A
Distribution f ees - R-3 ................................................................................. N/A 22 N/A
Administrative service fees - R-3 ...................................................................... N/A 6 N/A
Administrative service fees - R-5 ...................................................................... N/A 2 N/A
Registration fees - Class A ............................................................................. 10 N/A N/A
Registration fees - Institutional ........................................................................ 14 7 8
Registration fees - R-6 ................................................................................. 8 8 9
Service fees - R-3 ...................................................................................... N/A 22 N/A
Service fees - R-5 ...................................................................................... N/A 40 N/A
Shareholder reports - Class A .......................................................................... 3 N/A N/A
Shareholder reports - Institutional ..................................................................... 19 9 1
Shareholder reports - R-6 .............................................................................. 28 – –
Transfer agent fees - Class A ........................................................................... 17 N/A N/A
Transfer agent fees - Institutional ...................................................................... 127 39 9
Transfer agent fees - R-6 ............................................................................... 126 2 5
Custodian fees .......................................................................................... 72 73 75
Directors' expenses ..................................................................................... 6 10 6
Dividends and interest on securities sold short ........................................................ 18 – –
Index license fees ...................................................................................... – 137 –
Professional fees ....................................................................................... 84 35 23
Short sale fees .......................................................................................... 43 – –
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 9 11 53
Total Gross Expenses 3,526 1,818 2,649
Less: Reimbursement from Manager - Institutional ................................................... – 49 15
Less: Reimbursement from Manager - R-6 ............................................................ 181 14 25
Total Net Expenses 3,345 1,755 2,609
Net Investment Income (Loss) 6,013 8,379 3,193
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ 14,885 126,040 51,354
Foreign currency contracts ............................................................................. 3,315 – –
Foreign currency transactions .......................................................................... 81 (765) (197)
Futures contracts ....................................................................................... 7,396 125 –
Options and swaptions ................................................................................. (101) – –
Short sales .............................................................................................. (1,327) – –
Swap agreements ....................................................................................... (2,422) – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 7,442 85,226 12,128
Foreign currency contracts ............................................................................. 395 – –
Futures contracts ....................................................................................... 2,835 347 –
Options and swaptions ................................................................................. (341) – –
Short sales .............................................................................................. 812 – –
Swap agreements ....................................................................................... (2,768) – –
Translation of assets and liabilities in foreign currencies .............................................. (5) 112 5
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 30,197 211,085 63,290
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 36,210 $ 219,464 $ 66,483
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2026 (unaudited)

See accompanying notes.
Amounts in thousands
Opportunistic
Municipal Fund
Small-MidCap
Dividend Income
Fund
Spectrum Preferred
and Capital
Securities Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 338 $ 1,051
Dividends ............................................................................................... 33 16,714 19,122
Withholding tax ........................................................................................ – – (16)
Interest .................................................................................................. 4,948 12 139,257
Securities lending - net .................................................................................
– 3 247
Total Income 4,981 17,067 159,661
Expenses:
Management and investment advisory fees ............................................................ 393 6,252 18,194
Distribution f ees - Class A ............................................................................. 46 225 779
Distribution f ees - Class C ............................................................................. N/A 78 570
Distribution f ees - Class J .............................................................................. N/A N/A 25
Distribution f ees - R-3 ................................................................................. N/A N/A 3
Administrative service fees - R-3 ...................................................................... N/A N/A 1
Registration fees - Class A ............................................................................. 8 9 10
Registration fees - Class C ............................................................................. N/A 7 8
Registration fees - Class J .............................................................................. N/A N/A 7
Registration fees - Institutional ........................................................................ 10 11 35
Registration fees - R-6 ................................................................................. N/A 9 9
Service fees - R-3 ...................................................................................... N/A N/A 3
Service fees - R-5 ...................................................................................... N/A N/A 4
Shareholder reports - Class A .......................................................................... – 5 12
Shareholder reports - Class C .......................................................................... N/A 1 3
Shareholder reports - Class J ........................................................................... N/A N/A 1
Shareholder reports - Institutional ..................................................................... 1 19 119
Shareholder reports - R-6 .............................................................................. N/A – 3
Transfer agent fees - Class A ........................................................................... 13 90 279
Transfer agent fees - Class C ........................................................................... N/A 12 56
Transfer agent fees - Class J ........................................................................... N/A N/A 18
Transfer agent fees - Institutional ...................................................................... 82 282 1,765
Transfer agent fees - R-6 ............................................................................... N/A 5 11
Chief compliance officer expenses ..................................................................... – – 2
Custodian fees .......................................................................................... 1 7 24
Directors' expenses ..................................................................................... 3 18 57
Interest expense and fees ............................................................................... 213 – –
Professional fees ....................................................................................... 20 12 22
Technology fees ........................................................................................ 3 3 3
Other expenses ......................................................................................... 5 16 42
Total Gross Expenses 798 7,061 22,065
Less: Reimbursement from Manager - Class A ........................................................ – 17 –
Less: Reimbursement from Manager - Class C ........................................................ N/A 12 –
Less: Reimbursement from Manager - Institutional ................................................... 30 50 –
Total Net Expenses 768 6,982 22,065
Net Investment Income (Loss) 4,213 10,085 137,596
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................................ (1,787) 75,054 31,193
Futures contracts ....................................................................................... – – (171)
Options and swaptions ................................................................................. – – (286)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 9,700 118,478 33,226
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions 7,913 193,532 63,962
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 12,126 $ 203,617 $ 201,558

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Period Ended
February 28, 2026
Year Ended
August 31, 2025
(a)
Operations
Net investment income (loss) ........................................................................................................ $ 22,639 $ (5,720)
Net realized gain (loss) on investments .............................................................................................. 1,216,043 1,691,386
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
(2,186,295) 63,909
Net Increase (Decrease) in Net Assets Resulting from Operations (947,613) 1,749,575
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (1,660,214) (503,177)
Total Dividends and Distributions (1,660,214) (503,177)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(455,741) (1,368,568)
Total Increase (Decrease) in Net Assets (3,063,568) (122,170)
Net Assets
Beginning of period ..................................................................................................................
11,549,544 11,671,714
End of period ........................................................................................................................
$ 8,485,976 $ 11,549,544
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold .................................... $ 67,193 $ 12,567 $ 15,069 $ 445,671 $ 4,441 N/A $ 3,511 $ 259,519
Reinvested ............................... 211,560 58,273 46,390 521,381 4,097 N/A 5,935 791,921
Redeemed ................................
(187,310) (59,978) (48,287) (740,298) (7,337) N/A (4,763) (1,855,296)
Net Increase (Decrease)
$ 91,443 $ 10,862 $ 13,172 $ 226,754 $ 1,201 N/A $ 4,683 $ (803,856)
Shares:
Sold .................................... 1,531 319 322 10,106 100 N/A 78 5,917
Reinvested ............................... 5,254 1,647 1,119 12,396 103 N/A 144 18,686
Redeemed ................................
(4,423) (1,592) (1,080) (16,909) (173) N/A (108) (38,873)
Net Increase (Decrease)
2,362 374 361 5,593 30 N/A 114 (14,270)
Year Ended August 31, 2025
(a)
Dollars:
Sold .................................... $ 162,722 $ 32,395 $ 53,321 $ 534,594 $ 10,767 $ 56 $ 12,740 $ 580,573
Reinvested ............................... 53,552 16,387 12,074 135,974 832 – 1,197 276,781
Redeemed ................................
(243,358) (84,879) (64,805) (883,818) (6,111) (3,131) (6,900) (1,959,531)
Net Increase (Decrease)
$ (27,084) $ (36,097) $ 590 $ (213,250) $ 5,488 $ (3,075) $ 7,037 $ (1,102,177)
Shares:
Sold .................................... 3,617 786 1,148 11,377 241 2 274 12,422
Reinvested ............................... 1,160 392 256 2,849 18 – 25 5,765
Redeemed ................................
(5,360) (2,071) (1,413) (18,854) (136) (67) (152) (41,790)
Net Increase (Decrease)
(583) (893) (9) (4,628) 123 (65) 147 (23,603)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
From net investment income and net realized gain on
investments ............................... $ (216,456) $ (59,276) $ (46,430) $ (531,948) $ (4,097) $ N/A $ (5,935) $ (796,072)
Total Dividends and Distributions
$ (216,456) $ (59,276) $ (46,430) $ (531,948) $ (4,097) $ N/A $ (5,935) $ (796,072)
Year Ended August 31, 2025
(a)
From net investment income and net realized gain on
investments ............................... $ (54,586) $ (16,877) $ (12,091) $ (138,900) $ (832) $ – $ (1,197) $ (278,694)
Total Dividends and Distributions
$ (54,586) $ (16,877) $ (12,091) $ (138,900) $ (832) $ – $ (1,197) $ (278,694)
(a)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Period Ended
February 28, 2026
Year Ended
August 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 57,285 $ 101,551
Net realized gain (loss) on investments .............................................................................................. (6,387) (5,783)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
58,232 (15,778)
Net Increase (Decrease) in Net Assets Resulting from Operations 109,130 79,990
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (105,481) (81,344)
Total Dividends and Distributions (105,481) (81,344)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
10,602 524,091
Total Increase (Decrease) in Net Assets 14,251 522,737
Net Assets
Beginning of period ..................................................................................................................
2,816,751 2,294,014
End of period ........................................................................................................................
$ 2,831,002 $ 2,816,751
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold ......................................................... $ 6,552 $ 341,259 N/A $ 1,476 N/A $ 2,051
Reinvested .................................................... 1,506 103,160 N/A 281 N/A 530
Redeemed .....................................................
(4,093) (436,015) N/A (1,800) N/A (4,305)
Net Increase (Decrease)
$ 3,965 $ 8,404 N/A $ (43) N/A $ (1,724)
Shares:
Sold ......................................................... 766 38,923 N/A 174 N/A 240
Reinvested .................................................... 181 12,094 N/A 34 N/A 63
Redeemed .....................................................
(481) (49,498) N/A (213) N/A (503)
Net Increase (Decrease)
466 1,519 N/A (5) N/A (200)
Year Ended August 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 18,204 $ 775,875 $ 24 $ 2,753 $ 1,265 $ 9,314
Reinvested .................................................... 1,018 79,612 – 263 – 445
Redeemed .....................................................
(12,648) (337,659) (840) (3,589) (6,336) (3,610)
Net Increase (Decrease)
$ 6,574 $ 517,828 $ (816) $ (573) $ (5,071) $ 6,149
Shares:
Sold ......................................................... 2,187 90,725 3 332 148 1,104
Reinvested .................................................... 126 9,603 – 32 – 55
Redeemed .....................................................
(1,521) (39,330) (100) (431) (746) (428)
Net Increase (Decrease)
792 60,998 (97) (67) (598) 731
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
From net investment income and net realized gain on investments ............. $ (1,510) $ (103,160) $ N/A $ (281) $ N/A $ (530)
Total Dividends and Distributions
$ (1,510) $ (103,160) $ N/A $ (281) $ N/A $ (530)
Year Ended August 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (1,024) $ (79,612) $ – $ (263) $ – $ (445)
Total Dividends and Distributions
$ (1,024) $ (79,612) $ – $ (263) $ – $ (445)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Capital Securities Fund
Period Ended
February 28, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 29,159 $ 62,676
Net realized gain (loss) on investments .............................................................................................. 5,011 2,787
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
10,296 29,903
Net Increase (Decrease) in Net Assets Resulting from Operations 44,466 95,366
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (32,588) (68,240)
Total Dividends and Distributions (32,588) (68,240)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(131,450) (153,965)
Total Increase (Decrease) in Net Assets (119,572) (126,839)
Net Assets
Beginning of period ..................................................................................................................
1,074,740 1,201,579
End of period ........................................................................................................................
$ 955,168 $ 1,074,740
Class S
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold .............................................................................................................. $ 78,470
Reinvested ......................................................................................................... 19,521
Redeemed ..........................................................................................................
(229,441)
Net Increase (Decrease)
$ (131,450)
Shares:
Sold .............................................................................................................. 8,079
Reinvested ......................................................................................................... 2,014
Redeemed ..........................................................................................................
(23,619)
Net Increase (Decrease)
(13,526)
Year Ended August 31, 2025
Dollars:
Sold .............................................................................................................. $ 217,037
Reinvested ......................................................................................................... 40,300
Redeemed ..........................................................................................................
(411,302)
Net Increase (Decrease)
$ (153,965)
Shares:
Sold .............................................................................................................. 22,841
Reinvested ......................................................................................................... 4,245
Redeemed ..........................................................................................................
(43,270)
Net Increase (Decrease)
(16,184)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
From net investment income and net realized gain on investments .................................................................. $ (32,588)
Total Dividends and Distributions
$ (32,588)
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (68,240)
Total Dividends and Distributions
$ (68,240)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Period Ended
February 28, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 29,806 $ 75,176
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .... 105,994 50,397
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements ...............................................................................................................
298,165 27,081
Net Increase (Decrease) in Net Assets Resulting from Operations 433,965 152,654
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (75,155) (58,284)
Total Dividends and Distributions (75,155) (58,284)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(142,216) (766,557)
Total Increase (Decrease) in Net Assets 216,594 (672,187)
Net Assets
Beginning of period ..................................................................................................................
2,445,064 3,117,251
End of period ........................................................................................................................
$ 2,661,658 $ 2,445,064
Class A Institutional R-3 R-6
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold .............................................................................. $ 3,960 $ 87,109 $ 1 $ 91,229
Reinvested ......................................................................... 1,214 38,078 1 31,860
Redeemed ..........................................................................
(5,411) (165,579) (7) (224,671)
Net Increase (Decrease)
$ (237) $ (40,392) $ (5) $ (101,582)
Shares:
Sold .............................................................................. 304 7,071 – 7,352
Reinvested ......................................................................... 100 3,147 – 2,637
Redeemed ..........................................................................
(427) (13,099) (1) (18,138)
Net Increase (Decrease)
(23) (2,881) (1) (8,149)
Year Ended August 31, 2025
Dollars:
Sold .............................................................................. $ 3,190 $ 155,242 $ 5 $ 136,127
Reinvested ......................................................................... 770 26,920 – 27,652
Redeemed ..........................................................................
(11,256) (438,535) (10) (666,662)
Net Increase (Decrease)
$ (7,296) $ (256,373) $ (5) $ (502,883)
Shares:
Sold .............................................................................. 277 13,467 1 11,769
Reinvested ......................................................................... 66 2,327 – 2,393
Redeemed ..........................................................................
(973) (37,965) (1) (58,016)
Net Increase (Decrease)
(630) (22,171) – (43,854)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
From net investment income and net realized gain on investments .................................. $ (1,267) $ (41,082) $ (1) $ (32,805)
Total Dividends and Distributions
$ (1,267) $ (41,082) $ (1) $ (32,805)
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................. $ (810) $ (29,133) $ – $ (28,341)
Total Dividends and Distributions
$ (810) $ (29,133) $ – $ (28,341)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Listed Infrastructure Fund
Period Ended
February 28, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 1,348 $ 781
Net realized gain (loss) on investments and foreign currencies ..................................................................... 2,820 688
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
14,873 920
Net Increase (Decrease) in Net Assets Resulting from Operations 19,041 2,389
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (3,130) (1,067)
Total Dividends and Distributions (3,130) (1,067)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(13,332) 102,547
Total Increase (Decrease) in Net Assets 2,579 103,869
Net Assets
Beginning of period ..................................................................................................................
123,464 19,595
End of period ........................................................................................................................
$ 126,043 $ 123,464
Institutional
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold .............................................................................................................. $ 586
Reinvested ......................................................................................................... 2,973
Redeemed ..........................................................................................................
(16,891)
Net Increase (Decrease)
$ (13,332)
Shares:
Sold .............................................................................................................. 49
Reinvested ......................................................................................................... 253
Redeemed ..........................................................................................................
(1,424)
Net Increase (Decrease)
(1,122)
Year Ended August 31, 2025
Dollars:
Sold .............................................................................................................. $ 103,033
Reinvested ......................................................................................................... 789
Redeemed ..........................................................................................................
(1,275)
Net Increase (Decrease)
$ 102,547
Shares:
Sold .............................................................................................................. 8,952
Reinvested ......................................................................................................... 76
Redeemed ..........................................................................................................
(111)
Net Increase (Decrease)
8,917
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
From net investment income and net realized gain on investments .................................................................. $ (3,130)
Total Dividends and Distributions
$ (3,130)
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................................................. $ (1,067)
Total Dividends and Distributions
$ (1,067)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Macro Fund
(a)
Period Ended
February 28, 2026
(b)
Operations
Net investment income (loss) ................................................................................................................................... $ 1,142
Net realized gain (loss) on investments , foreign currencies and futures ........................................................................................ 2,911
Net change in unrealized appreciation/(depreciation) of investments foreign currencies and futures ..........................................................
4,342
Net Increase (Decrease) in Net Assets Resulting from Operations 8,395
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................................................................ (378)
Total Dividends and Distributions (378)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...........................................................................................................
152,198
Total Increase (Decrease) in Net Assets 160,215
Net Assets
Beginning of period .............................................................................................................................................
–
End of period ...................................................................................................................................................
$ 160,215
R-6
Capital Share Transactions:
Period Ended February 28, 2026
(b)
Dollars:
Sold .............................................................................................................. $ 151,820
Reinvested ......................................................................................................... 378
Net Increase (Decrease)
$ 152,198
Shares:
Sold .............................................................................................................. 15,182
Reinvested ......................................................................................................... 38
Net Increase (Decrease)
15,220
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
(b)
From net investment income and net realized gain on investments .................................................................. $ (378)
Total Dividends and Distributions
$ (378)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Period from November 14, 2025, date operations commenced, through February 28, 2026.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Period Ended
February 28, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 6,013 $ 12,161
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .... 21,827 9,735
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .....................................................................................................
8,370 7,681
Net Increase (Decrease) in Net Assets Resulting from Operations 36,210 29,577
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (26,847) (6,643)
Total Dividends and Distributions (26,847) (6,643)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
88,347 (8,102)
Total Increase (Decrease) in Net Assets 97,710 14,832
Net Assets
Beginning of period ..................................................................................................................
429,552 414,720
End of period ........................................................................................................................
$ 527,262 $ 429,552
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold ......................................................................................... $ 3,423 $ 90,184 $ 13,962
Reinvested .................................................................................... 1,548 15,337 4,876
Redeemed .....................................................................................
(2,553) (23,020) (15,410)
Net Increase (Decrease)
$ 2,418 $ 82,501 $ 3,428
Shares:
Sold ......................................................................................... 290 7,512 1,163
Reinvested .................................................................................... 134 1,302 413
Redeemed .....................................................................................
(217) (1,929) (1,286)
Net Increase (Decrease)
207 6,885 290
Year Ended August 31, 2025
Dollars:
Sold ......................................................................................... $ 6,273 $ 71,081 $ 19,889
Reinvested .................................................................................... 326 3,566 1,293
Redeemed .....................................................................................
(10,677) (79,584) (20,269)
Net Increase (Decrease)
$ (4,078) $ (4,937) $ 913
Shares:
Sold ......................................................................................... 568 6,306 1,757
Reinvested .................................................................................... 30 319 116
Redeemed .....................................................................................
(964) (7,053) (1,795)
Net Increase (Decrease)
(366) (428) 78
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
From net investment income and net realized gain on investments ............................................. $ (1,857) $ (17,674) $ (7,316)
Total Dividends and Distributions
$ (1,857) $ (17,674) $ (7,316)
Year Ended August 31, 2025
From net investment income and net realized gain on investments ............................................. $ (388) $ (4,223) $ (2,032)
Total Dividends and Distributions
$ (388) $ (4,223) $ (2,032)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Equity Index Fund
Period Ended
February 28, 2026
Year Ended
August 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 8,379 $ 30,063
Net realized gain (loss) on investments , foreign currencies and futures ............................................................. 125,400 229,694
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ..............................
85,685 (135,450)
Net Increase (Decrease) in Net Assets Resulting from Operations 219,464 124,307
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (51,989) (49,386)
Total Dividends and Distributions (51,989) (49,386)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
547,799 (583,561)
Total Increase (Decrease) in Net Assets 715,274 (508,640)
Net Assets
Beginning of period ..................................................................................................................
692,151 1,200,791
End of period ........................................................................................................................
$ 1,407,425 $ 692,151
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold ......................................................... $ 18,360 N/A $ 12,189 N/A $ 3,867 $ 887,690
Reinvested .................................................... 3,115 N/A 672 N/A 997 47,205
Redeemed .....................................................
(10,322) N/A (3,648) N/A (10,458) (401,868)
Net Increase (Decrease)
$ 11,153 N/A $ 9,213 N/A $ (5,594) $ 533,027
Shares:
Sold ......................................................... 1,297 N/A 873 N/A 272 63,353
Reinvested .................................................... 223 N/A 49 N/A 72 3,373
Redeemed .....................................................
(726) N/A (265) N/A (727) (27,185)
Net Increase (Decrease)
794 N/A 657 N/A (383) 39,541
Year Ended August 31, 2025
(a), (b)
Dollars:
Sold ......................................................... $ 40,126 $ 5 $ 3,603 $ 419 $ 17,074 $ 107,062
Reinvested .................................................... 3,842 – 522 – 1,018 44,004
Redeemed .....................................................
(54,445) (189) (5,000) (9,269) (5,623) (726,710)
Net Increase (Decrease)
$ (10,477) $ (184) $ (875) $ (8,850) $ 12,469 $ (575,644)
Shares:
Sold ......................................................... 3,265 – 303 35 1,437 8,874
Reinvested .................................................... 346 – 48 – 92 3,957
Redeemed .....................................................
(4,407) (16) (410) (807) (466) (57,364)
Net Increase (Decrease)
(796) (16) (59) (772) 1,063 (44,533)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
From net investment income and net realized gain on investments ............. $ (3,115) $ N/A $ (672) $ N/A $ (997) $ (47,205)
Total Dividends and Distributions
$ (3,115) $ N/A $ (672) $ N/A $ (997) $ (47,205)
Year Ended August 31, 2025
(a), (b)
From net investment income and net realized gain on investments ............. $ (3,842) $ – $ (522) $ – $ (1,018) $ (44,004)
Total Dividends and Distributions
$ (3,842) $ – $ (522) $ – $ (1,018) $ (44,004)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Small Company Fund
Period Ended
February 28, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 3,193 $ 8,019
Net realized gain (loss) on investments and foreign currencies ..................................................................... 51,157 50,825
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .......................................
12,133 1,187
Net Increase (Decrease) in Net Assets Resulting from Operations 66,483 60,031
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (14,560) (21,552)
Total Dividends and Distributions (14,560) (21,552)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(99,089) (274,144)
Total Increase (Decrease) in Net Assets (47,166) (235,665)
Net Assets
Beginning of period ..................................................................................................................
507,103 742,768
End of period ........................................................................................................................
$ 459,937 $ 507,103
Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold ................................................................................................... $ 670 $ 40,136
Reinvested .............................................................................................. 609 13,951
Redeemed ...............................................................................................
(5,158) (149,297)
Net Increase (Decrease)
$ (3,879) $ (95,210)
Shares:
Sold ................................................................................................... 53 3,152
Reinvested .............................................................................................. 48 1,103
Redeemed ...............................................................................................
(409) (11,467)
Net Increase (Decrease)
(308) (7,212)
Year Ended August 31, 2025
Dollars:
Sold ................................................................................................... $ 6,183 $ 93,807
Reinvested .............................................................................................. 857 20,695
Redeemed ...............................................................................................
(14,987) (380,699)
Net Increase (Decrease)
$ (7,947) $ (266,197)
Shares:
Sold ................................................................................................... 571 8,477
Reinvested .............................................................................................. 88 2,109
Redeemed ...............................................................................................
(1,424) (36,775)
Net Increase (Decrease)
(765) (26,189)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
From net investment income and net realized gain on investments ....................................................... $ (609) $ (13,951)
Total Dividends and Distributions
$ (609) $ (13,951)
Year Ended August 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (857) $ (20,695)
Total Dividends and Distributions
$ (857) $ (20,695)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Period Ended
February 28, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 4,213 $ 7,358
Net realized gain (loss) on investments .............................................................................................. (1,787) (3,297)
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
9,700 (7,671)
Net Increase (Decrease) in Net Assets Resulting from Operations 12,126 (3,610)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (4,126) (7,803)
Total Dividends and Distributions (4,126) (7,803)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
19,330 16,356
Total Increase (Decrease) in Net Assets 27,330 4,943
Net Assets
Beginning of period ..................................................................................................................
158,673 153,730
End of period ........................................................................................................................
$ 186,003 $ 158,673
Class A Institutional
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold ................................................................................................... $ 11,137 $ 30,751
Reinvested .............................................................................................. 785 3,319
Redeemed ...............................................................................................
(5,395) (21,267)
Net Increase (Decrease)
$ 6,527 $ 12,803
Shares:
Sold ................................................................................................... 1,176 3,244
Reinvested .............................................................................................. 82 348
Redeemed ...............................................................................................
(572) (2,233)
Net Increase (Decrease)
686 1,359
Year Ended August 31, 2025
Dollars:
Sold ................................................................................................... $ 7,452 $ 62,258
Reinvested .............................................................................................. 1,502 6,248
Redeemed ...............................................................................................
(10,803) (50,301)
Net Increase (Decrease)
$ (1,849) $ 18,205
Shares:
Sold ................................................................................................... 769 6,500
Reinvested .............................................................................................. 158 656
Redeemed ...............................................................................................
(1,139) (5,313)
Net Increase (Decrease)
(212) 1,843
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
From net investment income and net realized gain on investments ....................................................... $ (807) $ (3,319)
Total Dividends and Distributions
$ (807) $ (3,319)
Year Ended August 31, 2025
From net investment income and net realized gain on investments ....................................................... $ (1,555) $ (6,248)
Total Dividends and Distributions
$ (1,555) $ (6,248)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Period Ended
February 28, 2026
Year Ended
August 31, 2025
Operations
Net investment income (loss) ........................................................................................................ $ 10,085 $ 22,566
Net realized gain (loss) on investments .............................................................................................. 75,054 15,129
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
118,478 68,330
Net Increase (Decrease) in Net Assets Resulting from Operations 203,617 106,025
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (38,067) (76,239)
Total Dividends and Distributions (38,067) (76,239)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(118,803) 96,625
Total Increase (Decrease) in Net Assets 46,747 126,411
Net Assets
Beginning of period ..................................................................................................................
1,618,543 1,492,132
End of period ........................................................................................................................
$ 1,665,290 $ 1,618,543
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold .............................................................................. $ 6,897 $ 1,153 $ 40,393 $ 118,110
Reinvested ......................................................................... 3,679 283 14,769 18,104
Redeemed ..........................................................................
(13,508) (3,118) (159,145) (146,420)
Net Increase (Decrease)
$ (2,932) $ (1,682) $ (103,983) $ (10,206)
Shares:
Sold .............................................................................. 338 57 1,976 5,932
Reinvested ......................................................................... 184 14 735 896
Redeemed ..........................................................................
(677) (156) (7,927) (6,970)
Net Increase (Decrease)
(155) (85) (5,216) (142)
Year Ended August 31, 2025
Dollars:
Sold .............................................................................. $ 18,797 $ 2,319 $ 108,469 $ 314,297
Reinvested ......................................................................... 7,055 684 31,699 34,319
Redeemed ..........................................................................
(27,730) (10,479) (177,955) (204,850)
Net Increase (Decrease)
$ (1,878) $ (7,476) $ (37,787) $ 143,766
Shares:
Sold .............................................................................. 1,003 125 5,808 16,541
Reinvested ......................................................................... 367 36 1,641 1,767
Redeemed ..........................................................................
(1,488) (561) (9,520) (10,909)
Net Increase (Decrease)
(118) (400) (2,071) 7,399
Dividends and Distributions to Shareholders:
Period Ended February 28, 2026
From net investment income and net realized gain on investments .................................. $ (3,998) $ (290) $ (15,658) $ (18,121)
Total Dividends and Distributions
$ (3,998) $ (290) $ (15,658) $ (18,121)
Year Ended August 31, 2025
From net investment income and net realized gain on investments .................................. $ (7,660) $ (705) $ (33,550) $ (34,324)
Total Dividends and Distributions
$ (7,660) $ (705) $ (33,550) $ (34,324)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Period Ended
February 28, 2026
Year Ended
August 31, 2025
(a), (b)
Operations
Net investment income (loss) ........................................................................................................ $ 137,596 $ 283,453
Net realized gain (loss) on investments, futures and options and swaptions ........................................................ 30,736 7,899
Net change in unrealized appreciation/(depreciation) of investments ...............................................................
33,226 88,998
Net Increase (Decrease) in Net Assets Resulting from Operations 201,558 380,350
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................. (156,836) (319,009)
Total Dividends and Distributions (156,836) (319,009)
Capital Share Transactions
Net increase (decrease) in capital share transactions ................................................................................
(275,411) (887,481)
Total Increase (Decrease) in Net Assets (230,689) (826,140)
Net Assets
Beginning of period ..................................................................................................................
5,408,316 6,234,456
End of period ........................................................................................................................
$ 5,177,627 $ 5,408,316
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2026
Dollars:
Sold .......................... $ 49,504 $ 8,614 $ 2,484 $ 411,333 N/A $ 162 N/A $ 180 $ 82,089
Reinvested ..................... 14,856 2,539 1,012 94,067 N/A 61 N/A 102 12,607
Redeemed ......................
(81,546) (20,431) (3,593) (638,986) N/A (63) N/A (294) (210,108)
Net Increase (Decrease)
$ (17,186) $ (9,278) $ (97) $ (133,586) N/A $ 160 N/A $ (12) $ (115,412)
Shares:
Sold .......................... 5,210 907 272 43,745 N/A 17 N/A 19 8,738
Reinvested ..................... 1,567 268 111 10,024 N/A 7 N/A 11 1,344
Redeemed ......................
(8,585) (2,152) (393) (68,010) N/A (7) N/A (31) (22,349)
Net Increase (Decrease)
(1,808) (977) (10) (14,241) N/A 17 N/A (1) (12,267)
Year Ended August 31, 2025
(a), (b)
Dollars:
Sold .......................... $ 89,250 $ 21,102 $ 5,168 $ 1,106,027 $ 2 $ 853 $ 15 $ 1,320 $ 206,062
Reinvested ..................... 28,426 5,066 1,818 193,026 4 101 10 171 27,454
Redeemed ......................
(196,305) (43,668) (8,213) (2,016,694) (500) (524) (1,012) (555) (305,885)
Net Increase (Decrease)
$ (78,629) $ (17,500) $ (1,227) $ (717,641) $ (494) $ 430 $ (987) $ 936 $ (72,369)
Shares:
Sold .......................... 9,557 2,258 574 119,750 – 93 2 144 22,309
Reinvested ..................... 3,048 543 203 20,899 – 11 1 19 2,975
Redeemed ......................
(21,052) (4,679) (915) (218,765) (54) (57) (111) (61) (33,075)
Net Increase (Decrease)
(8,447) (1,878) (138) (78,116) (54) 47 (108) 102 (7,791)
Dividends and Distributions to
Shareholders:
Period Ended February 28, 2026
From net investment income and net
realized gain on investments ......... $ (17,935) $ (2,827) $ (1,026) $ (109,625) $ N/A $ (65) $ N/A $ (102) $ (25,256)
Total Dividends and Distributions
$ (17,935) $ (2,827) $ (1,026) $ (109,625) $ N/A $ (65) $ N/A $ (102) $ (25,256)
Year Ended August 31, 2025
(a), (b)
From net investment income and net
realized gain on investments ......... $ (34,702) $ (5,706) $ (1,842) $ (225,926) $ (7) $ (109) $ (15) $ (171) $ (50,531)
Total Dividends and Distributions
$ (34,702) $ (5,706) $ (1,842) $ (225,926) $ (7) $ (109) $ (15) $ (171) $ (50,531)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on November 22, 2024.
(b)
Class R-4 shares discontinued operations and converted to Class R-5 shares on November 22, 2024.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond
Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Global Listed Infrastructure Fund, Global Macro Fund, Global Multi-
Strategy Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Small-MidCap Dividend
Income Fund, and Spectrum Preferred and Capital Securities Income Fund, each a series of the Fund, (known as the "Funds") are presented herein. The Funds may offer up to eight classes of shares: Class A, Class C, Class J, Class S, Institutional, R-3, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective November 22, 2024, R-1 and R-4 shares discontinued operations and converted to R-3 and R-5 shares, respectively.
Effective June 20, 2025, Global Sustainable Listed Infrastructure Fund changed its name to Global Listed Infrastructure Fund.
Effective November 14, 2025, Global Macro Fund commenced operations with Principal Global Investors (the “Manager”) making an initial
$10,000 purchase of R-6 shares.
On December 9, 2025, the Fund’s Board of Directors approved the liquidation of Class R-3 shares of the Diversified Real Asset Fund. Following the close of business on or about March 27, 2026, outstanding Class R-3 shares will be redeemed at net asset value on such date.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of February 28,
2026:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Diversified Real Asset Fund
Euro 11 .5%
Canadian Dollar 7 .0
British Pound Sterling 5 .7
Global Listed Infrastructure Fund
Canadian Dollar 9 .7%
Euro 8 .6
British Pound Sterling 6 .9
Hong Kong Dollar 5 .7
Brazilian Real 5 .1
Global Multi-Strategy Fund
Japanese Yen 6 .7%
International Equity Index Fund
Euro 33 .9%
Japanese Yen 22 .7
British Pound Sterling 14 .5
Swiss Franc 9 .3
Australian Dollar 6 .5
International Small Company Fund
Japanese Yen 35 .7%
Euro 18 .7
Canadian Dollar 16 .4
British Pound Sterling 11 .8
Australian Dollar 5 .3
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-
dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and the limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended February 28, 2026, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in foreign tax reclaims on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Adjustments and final payments to previously estimated IRS closing agreement fee liabilities
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

may result in an increase to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Basis for Consolidation. Diversified Real Asset Fund, Global Macro Fund, and Global Multi-Strategy Fund (the “Consolidated Funds”) may
invest up to 25% of their total net assets in their respective wholly-owned subsidiaries DRA Cayman Corporation, GM Cayman Corporation, and
GMS Cayman Corporation (the “Cayman Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman
Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Each of the Consolidated Funds' investment portfolio has been consolidated and includes the portfolio holdings of its Cayman subsidiary. The consolidated financial statements for each of the Consolidated Funds includes the accounts of its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 28, 2026, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Global Macro Fund has entered into an agreement (the “Guaranty”) with Goldman Sachs & Co. LLC in connection with trading futures contracts.
Under the terms of this agreement, Global Macro Fund may be responsible for satisfying GM Cayman Corporation’s obligations arising from its futures trading activities and may be required to indemnify Goldman Sachs & Co. LLC for certain losses or expenses incurred in connection with those obligations.
Recent Accounting Pronouncements. In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards
Update (“ASU”) No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures, including disclosure of income taxes paid by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024 . Management does not expect the future adoption of this standard to have a material impact on the Funds’
financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of ( i ) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate ("SOFR") plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There was no outstanding lending as of February 28, 2026.  Any outstanding borrowing as of February 28, 2026 is included in interfund borrowing on the statements of assets and liabilities.
During the period ended February 28, 2026, Funds lending to the Facility were as follows (amount in thousands):
Net Assets
Percent of Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 388,013 14.58%
GM Cayman Corporation 37,537 23.43
GMS Cayman Corporation 11,284 2.14
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Blue Chip Fund $ 64 4.70% $ 1
Bond Market Index Fund 400 4.26 8
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

During the period ended February 28, 2026, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds, except Global Macro Fund, participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $300 million, collectively.
Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate.
Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations.
Any outstanding borrowing as of February 28, 2026 is included in borrowing on the statements of assets and liabilities.
During the period ended February 28, 2026, Funds borrowing against the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investm ents, certain of the Funds invest in contingent convertible securities
(“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Capital Securities Fund $ 160 4.70% $ 4
Diversified Real Asset Fund 452 4.38 10
Global Listed Infrastructure Fund 37 4.26 1
Global Multi-Strategy Fund 404 4.33 9
International Equity Index Fund 45 4.70 1
International Small Company Fund 94 4.52 2
Small- MidCap Dividend Income Fund 522 4.49 12
Spectrum Preferred and Capital Securities Income Fund 464 4.33 10
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
Blue Chip Fund $ 7,204 4.39% $ 157
Capital Securities Fund 518 4.34 —
Diversified Real Asset Fund 103 4.26 2
International Equity Index Fund 197 4.30 4
International Small Company Fund 58 4.58 1
Opportunistic Municipal Fund 151 4.47 3
Small- MidCap Dividend Income Fund 277 4.51 6
Spectrum Preferred and Capital Securities Income Fund 289 4.75 7
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Opportunistic Municipal Fund $ 32 4.78%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
As of February 28, 2026, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
Bank of America NA
Total Return Swaps $ 17 $ (82) $ (65)
$ 17 $ (82) $ (65) $ — $ (65)
Barclays Bank PLC
Foreign Currency Contracts 1 (11) (10)
$ 1 $ (11) $ (10) $ — $ (10)
Citigroup Inc
Foreign Currency Contracts 1 — 1
Total Return Swaps 437 (48) 389
$ 438 $ (48) $ 390 $ (1) $ 389
Deutsche Bank AG
Foreign Currency Contracts — (13) (13)
$ — $ (13) $ (13) $ 9 $ (4)
Goldman Sachs & Co
Total Return Swaps 665 — 665
$ 665
$ —
$ 665 $ (31) $ 634
Morgan Stanley & Co
Foreign Currency Contracts — (51) (51)
$ — $ (51) $ (51) $ 30 $ (21)
Toronto Dominion Bank
Foreign Currency Contracts 84 — 84
$ 84 $ — $ 84 $ — $ 84
Total OTC $ 1,205 $ (205) $ 1,000 $ 1,007
Global Macro Fund
ANZ Stockbroking
Foreign Currency Contracts 1,154 (2,486) (1,332)
$ 1,154 $ (2,486) $ (1,332) $ — $ (1,332)
RBC Dominon Securities Corp
Foreign Currency Contracts 1,196 (988) 208
$ 1,196 $ (988) $ 208 $ — $ 208
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 4,514 (1,483) 3,031
$ 4,514 $ (1,483) $ 3,031 $ (1,315) $ 1,716
Total OTC $ 6,864 $ (4,957) $ 1,907 $ 592
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 990 (604) 386
$ 990 $ (604) $ 386 $ — $ 386
Barclays Bank PLC
Foreign Currency Contracts 2 — 2
$ 2 $ — $ 2 $ — $ 2
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended February 28, 2026, none of the
Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of February 28, 2026, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund (continued)
BNP Paribas
Foreign Currency Contracts $ 105 $ (132) $ (27)
$ 105 $ (132) $ (27) $ — $ (27)
Citigroup Inc
Foreign Currency Contracts 12 (4) 8
Total Return Swaps 65 — 65
$ 77 $ (4) $ 73 $ — $ 73
Credit Agricole
Foreign Currency Contracts 244 (151) 93
$ 244 $ (151) $ 93 $ — $ 93
Deutsche Bank AG
Foreign Currency Contracts 12 (34) (22)
$ 12 $ (34) $ (22) $ — $ (22)
Goldman Sachs & Co
Credit Default Swaps — (238) (238)
Foreign Currency Contracts 20 (9) 11
Total Return Swaps — (478) (478)
$ 20 $ (725) $ (705) $ 705 $ —
HSBC Securities Inc
Foreign Currency Contracts 74 — 74
Total Return Swaps 99 — 99
$ 173
$ —
$ 173 $ — $ 173
JPMorgan Chase
Foreign Currency Contracts 418 (251) 167
Total Return Swaps 71 (198) (127)
$ 489 $ (449) $ 40 $ — $ 40
Morgan Stanley & Co
Total Return Swaps 5,675 (1,983) 3,692
$ 5,675 $ (1,983) $ 3,692 $ — $ 3,692
RBC Dominon Securities Corp
Foreign Currency Contracts 111 (77) 34
$ 111 $ (77) $ 34 $ (34)
$ —
Total OTC $ 7,898 $ (4,159) $ 3,739 $ 4,410
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits with
Counterparty
Diversified Real Asset Fund $ — $ 39 $ — $ 39
Global Macro Fund 22,155 — — 22,155
Global Multi-Strategy Fund 8,046 11,161 1,890 21,097
International Equity Index Fund 129 — — 129
Spectrum Preferred and Capital Securities Income Fund 5,219 — — 5,219
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of February 28, 2026, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters.
The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the period ended February 28, 2026, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the
ISDA (OTC
Derivatives)
Diversified Real Asset Fund $ 136
Global Macro Fund 1,315
Global Multi-Strategy Fund 60
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Opportunistic Municipal Fund $ 13,417 2.72%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of certain of the Funds. The notional values of the futures contracts will vary in accordance with the changing duration.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting , as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds' CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds' strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds' portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the schedules of investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the statements of operations and financial highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments' performance versus the Funds' comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds' single segment. Segment assets are reported on the statements of assets and liabilities as total assets.
Options Contracts. During the period, certain of the Funds wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss.
A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments, if any, are typically categorized as Level 2 within the disclosure hierarchy. As of February 28, 2026, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of February 28, 2026, the Funds had no unfunded loan commitments.
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Certain Total
Return Swaps are valued using the closing price of their underlying custom basket of equity securities multiplied by the quantity of each position.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2026 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be
found at www.PrincipalAM.com. As of February 28, 2026, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares
Owned
Blue Chip Fund 14.31%
Bond Market Index Fund 90.93
Diversified Real Asset Fund 12.23
Global Listed Infrastructure Fund 89.29
Global Macro Fund 99.99
International Equity Index Fund 85.01
International Small Company Fund 93.06
Small-MidCap Dividend Income Fund 41.57
Spectrum Preferred and Capital Securities Income Fund 4.74
Asset Derivatives February 28, 2026 Liability Derivatives February 28, 2026
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 20, 583
*
Payables, Total distributable earnings (accumulated loss) $ 5,4 65
*
Foreign Exchange Contracts Receivables $ 86 Payables $ 75
Total $ 20, 669 $ 5,5 40
Global Macro Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,349
*
Payables, Total distributable earnings (accumulated loss) $ 979
*
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 3,292
*
Payables, Total distributable earnings (accumulated loss) $ 3,476
*
Foreign Exchange Contracts Receivables $ 6,864 Payables $ 4,957
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,812
*
Payables, Total distributable earnings (accumulated loss) $ 639
*
Total $ 14,317 $ 10,051
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Asset Derivatives February 28, 2026 Liability Derivatives February 28, 2026
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Global Multi-Strategy Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,442
*
Payables, Total distributable earnings (accumulated loss) $ 511
*
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 28
*
Payables, Total distributable earnings (accumulated loss) $ 259
*
Equity Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 7,666
*
Payables, Total distributable earnings (accumulated loss) $ 3,814
*
Foreign Exchange Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,003
*
Payables, Total distributable earnings (accumulated loss) $ 1,272
*
Interest Rate Contracts Investment in securities - at value**, Receivables, Total distributable earnings (accumulated loss)
$ 891
*
Payables, Total distributable earnings (accumulated loss) $ 530
*
Total $ 13,030 $ 6,386
International Equity Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 405
*
$ —
*Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and/or futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
**Investment in securities - at value includes purchased options and/or purchased swaptions .
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity Contracts
Investment transactions/Investments* $ (27) $ —
Futures contracts $ 27,971 $ 12,556
Swap agreements $ 10,659 $ (306)
Credit Contracts
Swap agreements $ 126 $ (84)
Foreign Exchange Contracts
Investment transactions/Investments* $ (42) $ 8
Foreign currency contracts $ (73) $ 91
Options and swaptions $ 26 $ (2)
Interest Rate Contracts
Investment transactions/Investments* $ (78) $ 25
Futures contracts $ (257) $ 34
Options and swaptions $ 14 $ —
Swap agreements $ 63 $ (326)
Total $ 38,382 $ 11,996
Global Macro Fund
Commodity Contracts
Futures contracts $ 28 $ 1,370
Equity Contracts
Futures contracts $ 2,583 $ (184)
Foreign Exchange Contracts
Foreign currency contracts $ — $ 1,907
Interest Rate Contracts
Futures contracts $ 210 $ 1,173
Total $ 2,821 $ 4,266
Global Multi-Strategy Fund
Commodity Contracts
Futures contracts $ 4,879 $ 907
Credit Contracts
Swap agreements $ (482) $ 250
Equity Contracts
Investment transactions/Investments* $ (891) $ 77
Futures contracts $ 4,252 $ 2,033
Options and swaptions $ (343) $ (313)
Swap agreements $ (1,875) $ (3,276)
Foreign Exchange Contracts
Foreign currency contracts $ 3,315 $ 395
Futures contracts $ (142) $ (6)
Interest Rate Contracts
Investment transactions/Investments* $ (147) $ 11
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type (for the quarter ends that such instruments were held) for the period  ended February 28, 2026 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Global Multi-Strategy Fund (continued)
Futures contracts $ (1,593) $ (99)
Options and swaptions $ 242 $ (28)
Swap agreements $ (65) $ 25 8
Total $ 7,150 $ 20 9
International Equity Index Fund
Equity Contracts
Futures contracts $ 125 $ 347
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures contracts $ (171) $ —
Options and swaptions $ (286) $ —
Total $ (457) $ —
*Investment transactions includes purchased options and/or purchased swaptions .
                    Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long $ 211,781
Futures - Short 22,625
Total Return Swaps - Receive Positive Return 162
Credit Contracts
Exchange Cleared Credit Default Swaps - Sell Protection 2,749
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 3,835
Foreign Currency Contracts - Contracts to Deliver 6,199
Purchased Options 9,506
Written Options 7,551
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 247,416
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 72,385
Futures - Long 39,718
Futures - Short 20,582
Purchased Interest Rate Swaptions 2,620
Purchased Options 36,167
Written Interest Rate Swaptions 11,297
Written Options 36,167
Global Macro Fund
Commodity Contracts
Futures - Long 27,289
Futures - Short 23,431
Equity Contracts
Futures - Long 67,439
Futures - Short 52,957
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 151,372
Foreign Currency Contracts - Contracts to Deliver 143,180
Interest Rate Contracts
Futures - Long 81,613
Futures - Short 88,064
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long 25,899
Futures - Short 15,459
Credit Contracts
Credit Default Swaps - Buy Protection 10,775
Exchange Cleared Credit Default Swaps - Buy Protection 10,94 2
Equity Contracts
Futures - Long 42, 767
Futures - Short 11, 179
Purchased Options 284
Total Return Swaps - Receive Positive Return 148,377
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
                    Contract Type Derivative Type Average Notional
Global Multi-Strategy Fund (continued)
Written Options 332
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept 184,898
Foreign Currency Contracts - Contracts to Deliver 197,690
Futures - Long 1,062
Futures - Short 1,599
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate 33,561
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 13,806
Futures - Long 214,896
Futures - Short 113,748
Purchased Options 135
Total Return Swaps - Receive Positive Return 1,553
Written Options 217
International Equity Index Fund
Equity Contracts
Futures - Long 3,220
Spectrum Preferred and Capital Securities Income Fund
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Deliver 1
Interest Rate Contracts
Futures - Long 51,023
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 8,493,239 $ — $ — $ 8,493,239
Investment Companies* 1,406 — — 1,406
Total investments in securities $ 8,494,645 $ — $ — $ 8,494,645
Bond Market Index Fund
Bonds* — 769,104 — 769,104
Investment Companies* 81,955 — — 81,955
Municipal Bonds* — 2,937 — 2,937
U.S. Government & Government Agency Obligations* — 2,013,337 — 2,013,337
Total investments in securities $ 81,955 $ 2,785,378 $ — $ 2,867,333
Capital Securities Fund
Bonds* — 925,102 — 925,102
Investment Companies* 26,899 — — 26,899
Preferred Stocks* 12,141 — — 12,141
Total investments in securities $ 39,040 $ 925,102 $ — $ 964,142
Diversified Real Asset Fund
Common Stocks
Basic Materials 206,952 95,917 — 302,869
Communications — 5,326 123 5,449
Consumer, Cyclical 9,489 1,025 — 10,514
Consumer, Non-cyclical 48,459 43,560 — 92,019
Energy 310,137 86,170 — 396,307
Financial 388,723 166,498 — 555,221
Industrial 90,037 187,695 — 277,732
Technology — 9 103 112
Utilities 273,016 181,890 — 454,906
Investment Companies* 299,305 — — 299,305
Preferred Stocks
Financial — — 171 171
Senior Floating Rate Interests* — 418 — 418
U.S. Government & Government Agency Obligations* — 284,538 — 284,538
Total investments in securities $ 1,626,118 $ 1,053,046 $ 397 $ 2,679,561
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund (continued)
Derivative Assets
Commodity Contracts
Futures** $ 19,464 $ — $ — $ 19,464
Total Return Swaps — 1,119 — 1,119
Foreign Exchange Contracts
Foreign Currency Contracts — 86 — 86
Derivative Liabilities
Commodity Contracts
Futures** (5,335) — — (5,335)
Total Return Swaps — (130) — (130)
Foreign Exchange Contracts
Foreign Currency Contracts — (75) — (75)
Global Listed Infrastructure Fund
Common Stocks
Communications — 1,473 — 1,473
Consumer, Non-cyclical 2,749 3,665 — 6,414
Energy 15,246 2,586 — 17,832
Financial 10,531 — — 10,531
Industrial 14,997 10,081 — 25,078
Utilities 44,702 18,025 — 62,727
Investment Companies* 2,749 — — 2,749
Total investments in securities $ 90,974 $ 35,830 $ — $ 126,804
Global Macro Fund
Investment Companies* 135,676 — — 135,676
Total investments in securities $ 135,676 $ — $ — $ 135,676
Derivative Assets
Commodity Contracts
Futures** 2,349 — — 2,349
Equity Contracts
Futures** 3,292 — — 3,292
Foreign Exchange Contracts
Foreign Currency Contracts — 6,864 — 6,864
Interest Rate Contracts
Futures** 1,812 — — 1,812
Derivative Liabilities
Commodity Contracts
Futures** (979) — — (979)
Equity Contracts
Futures** (3,476) — — (3,476)
Foreign Exchange Contracts
Foreign Currency Contracts — (4,957) — (4,957)
Interest Rate Contracts
Futures** (639) — — (639)
Global Multi-Strategy Fund
Bonds* — 153,054 — 153,054
Common Stocks
Basic Materials 6,744 2,799 — 9,543
Communications 17,535 2,032 3,792 23,359
Consumer, Cyclical 11,283 5,043 — 16,326
Consumer, Non-cyclical 25,196 8,792 34 34,022
Diversified 8,733 5,141 — 13,874
Energy 6,699 2,114 — 8,813
Financial 21,888 7,666 — 29,554
Industrial 23,749 6,291 — 30,040
Technology 22,130 3,038 — 25,168
Utilities 2,183 3,220 — 5,403
Convertible Bonds* — 2,404 — 2,404
Convertible Preferred Stocks
Energy — — 18 18
Financial 6 — — 6
Technology 51 — — 51
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Convertible Preferred Stocks (continued)
Utilities $ 23 $ — $ — $ 23
Investment Companies* 133,087 — — 133,087
Preferred Stocks* 521 — — 521
Senior Floating Rate Interests* — 2,968 — 2,968
U.S. Government & Government Agency Obligations* — 10,678 — 10,678
Purchased Options 35 71 — 106
Total investments in securities $ 279,863 $ 215,311 $ 3,844 $ 499,018
Short Sales
Common Stocks* (6) — — (6)
Total Short Sales $ (6) $ — $ — $ (6)
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 28 — 28
Commodity Contracts
Futures** 2,442 — — 2,442
Equity Contracts
Futures** 1,920 — — 1,920
Total Return Swaps — 5,675 — 5,675
Foreign Exchange Contracts
Foreign Currency Contracts — 1,9 88 — 1,9 88
Futures** 15 — — 15
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 151 — 151
Futures** 462 — — 462
Total Return Swaps — 235 — 235
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (23 8 ) — (23 8 )
Exchange Cleared Credit Default Swaps** — (21) — (21)
Commodity Contracts
Futures** (5 11 ) — — (5 11 )
Equity Contracts
Futures** (149) — — (149)
Total Return Swaps — (2,658) — (2,658)
Written Options — (1,007) — (1,007)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,2 62 ) — (1,2 62 )
Futures** (10) — — (10)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (85) — (85)
Futures** (356) — — (356)
Total Return Swaps — (1) — (1)
Written Options (80) — — (80)
International Equity Index Fund
Common Stocks
Basic Materials — 75,324 — 75,324
Communications 8,216 52,537 — 60,753
Consumer, Cyclical — 160,069 — 160,069
Consumer, Non-cyclical 3,802 271,358 — 275,160
Diversified — 1,066 — 1,066
Energy — 48,096 — 48,096
Financial 2,056 359,831 — 361,887
Industrial — 236,800 — 236,800
Technology 2,211 97,684 — 99,895
Utilities — 52,366 — 52,366
Investment Companies* 30,739 — — 30,739
Preferred Stocks
Consumer, Cyclical — 2,510 — 2,510
Consumer, Non-cyclical — 967 — 967
Industrial — 439 — 439
Total investments in securities $ 47,024 $ 1,359,047 $ — $ 1,406,071
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and/or futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period , there were no Funds which had a significant Level 3 balance. During the period , there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. There is no management fee charged by Capital Securities Fund. The annual rates used in this calculation for each of the Funds are as follows:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund (continued)
Derivative Assets
Equity Contracts
Futures** $ 405 $ — $ — $ 405
International Small Company Fund
Common Stocks
Basic Materials 33,340 38,633 — 71,973
Communications — 15,361 — 15,361
Consumer, Cyclical 9,750 44,431 — 54,181
Consumer, Non-cyclical 10,438 52,001 — 62,439
Energy 14,940 5,522 — 20,462
Financial — 93,034 — 93,034
Industrial 6,330 86,763 — 93,093
Technology 12,951 14,679 — 27,630
Utilities 5,245 9,371 — 14,616
Investment Companies* 12,142 — — 12,142
Total investments in securities $ 105,136 $ 359,795 $ — $ 464,931
Opportunistic Municipal Fund
Common Stocks
Industrial — — 42 42
Investment Companies* 1,547 — — 1,547
Municipal Bonds* — 198,842 — 198,842
Total investments in securities $ 1,547 $ 198,842 $ 42 $ 200,431
Small- MidCap Dividend Income Fund
Common Stocks* 1,641,292 — — 1,641,292
Investment Companies* 37,699 — — 37,699
Total investments in securities $ 1,678,991 $ — $ — $ 1,678,991
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 4,514,706 — 4,514,706
Convertible Preferred Stocks* 2,925 — — 2,925
Investment Companies* 146,549 — — 146,549
Preferred Stocks* 546,879 — — 546,879
Total investments in securities $ 696,353 $ 4,514,706 $ — $ 5,211,059
All Net Assets
Global Macro Fund .75%
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Global Listed Infrastructure Fund .75% .73% .71% .70%
Global Multi-Strategy Fund 1.21 1.19 1.17 1.16
International Small Company Fund 1.00 .98 .96 .95
Opportunistic Municipal Fund .44 .42 .40 .39
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

In addition to the management fee, R-3 class of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of the class’s average daily net assets. The annual rate for the service fee is .25% and the annual rate for the administrative service fee is .07%. Class A, Class C, Institutional, and R-6 shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”)
(wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
The Manager has contractually agreed to limit Capital Securities Fund’s expenses attributable to Class S shares by paying expenses normally payable by Capital Securities Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently. Capital Securities Fund is an integral part of “wrap-fee” programs, including those sponsored by registered
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Diversified Real Asset Fund .80% .78% .76% .75% .74% .73%
Small- MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
Bond Market Index Fund (Effective December 31, 2025) .10% .09% .08%
Bond Market Index Fund (Prior to December 31, 2025) .12 .10 .08
International Equity Index Fund .22 .18 .15
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58% .57%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Spectrum Preferred and Capital Securities Income Fund .75% .73% .71% .70% .69% .68% .67% .66% .65%
Period from September 1, 2025 through February 28, 2026
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2026
Diversified Real Asset Fund
1.20% N/A .83 December 30, 2026
Global Listed Infrastructure Fund
N/A N/A .65 December 30, 2026
Global Multi-Strategy Fund
N/A N/A 1.39 December 30, 2026
International Equity Index Fund
N/A N/A .28 December 30, 2026
International Small Company Fund
N/A N/A 1.08 December 30, 2026
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2026
Small-MidCap Dividend Income Fund
1.12 1.87% .85 December 30, 2026
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

investment advisors and broker-dealers unaffiliated with Capital Securities Fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
In addition, the Manager has contractually agreed to limit R-6 other expenses and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, expenses related to the ReFlow liquidity program, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
* Period from November 17, 2025 (date operations commenced) to February 28, 2026.
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, and R-3 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the
Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, and .25% for Class A, Class C, Class J, and R-3 classes of shares, respectively.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). Effective January
1, 2026, 20% of these expenses are spread evenly across the four registered investment companies managed by the Manager and then by relative net assets of each fund within each registered investment company. The remaining 80% are allocated by relative net assets of each fund. Prior to
January 1, 2026, these expenses were allocated based on the relative net assets of each fund. Expenses are shown on the statement of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and Spectrum Preferred and
Capital Securities Income Fund, and 5.50% for Blue Chip Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 28, 2026, were as follows (amounts in thousands):
Period from September 1, 2025 through February 28, 2026
R-6 Expiration
Diversified Real Asset Fund .02% December 30, 2026
Global Macro Fund .04* December 30, 2026
Global Multi-Strategy Fund .04 December 30, 2026
International Equity Index Fund .04 December 30, 2026
International Small Company Fund .04 December 30, 2026
Small- MidCap Dividend Income Fund .02 December 30, 2025
Period from September 1, 2025 through February 28, 2026
Expiration
Blue Chip Fund .030% December 30, 2026
Global Listed Infrastructure Fund .11 December 30, 2026
Class A Class C Class J
Blue Chip Fund $ 276 $ 15 $ 8
Bond Market Index Fund N/A N/A 3
Diversified Real Asset Fund 2 N/A N/A
Global Multi-Strategy Fund 1 N/A N/A
Opportunistic Municipal Fund 6 N/A N/A
Small- MidCap Dividend Income Fund 8 1 N/A
Spectrum Preferred and Capital Securities Income Fund 25 3 1
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At February 28, 2026, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the
Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $36,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of Spectrum Asset Management. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2026 .
6. Investment Transactions
For the period ended February 28, 2026, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the period ended February 28, 2026, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2026 and August 31,
2025 were as follows (amounts in thousands):
Institutional R-6
Blue Chip Fund 692 45,787
Bond Market Index Fund 1,218 N/A
Diversified Real Asset Fund 107 7,019
Global Listed Infrastructure Fund 205 N/A
Global Macro Fund N/A 1
Global Multi-Strategy Fund 48 447
International Small Company Fund 129 345
Opportunistic Municipal Fund 25 N/A
Small- MidCap Dividend Income Fund 174 654
Spectrum Preferred and Capital Securities Income Fund – 2,985
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 1,451,641 $ 3,541,608 $ — $ —
Bond Market Index Fund 230,263 249,598 — —
Capital Securities Fund 193,780 327,602 — —
Diversified Real Asset Fund 870,525 888,403 31,699 31,696
Global Listed Infrastructure Fund 21,734 36,055 — —
Global Macro Fund — — — —
Global Multi-Strategy Fund 331,619 291,149 18,124 10,196
International Equity Index Fund 1,046,052 546,203 — —
International Small Company Fund 137,538 248,545 — —
Opportunistic Municipal Fund 53,181 32,870 — —
Small- MidCap Dividend Income Fund 228,768 379,842 — —
Spectrum Preferred and Capital Securities Income Fund 1,316,134 1,578,235 — —
Purchases Sales
Bond Market Index Fund $ 354,835 $ 370,508
Diversified Real Asset Fund 24,849 250,201
Global Multi-Strategy Fund 134 1,828
Ordinary Income Tax-Exempt Income^
Long-Term Capital
Gain*
2026 2025 2026 2025 2026 2025
Blue Chip Fund $ — $ 9,386 $ — $ — $ 1,660,214 $ 493,791
Bond Market Index Fund 105,481 81,344 — — — —
Capital Securities Fund 32,588 68,240 — — — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2025, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2025, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
*In accordance with IRC Sections 381-384, portions of losses in future years could be subject to limitations.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2025 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income^
Long-Term Capital
Gain*
2026 2025 2026 2025 2026 2025
Diversified Real Asset Fund $ 75,155 $ 58,284 $ — $ — $ — $ —
Global Listed Infrastructure Fund 2,451 572 — — 679 495
Global Macro Fund 378 — — — — —
Global Multi-Strategy Fund 19,759 6,513 — — 7,088 130
International Equity Index Fund 39,597 37,530 — — 12,392 11,856
International Small Company Fund 14,560 21,552 — — — —
Opportunistic Municipal Fund — 79 4,126 7,724 — —
Small- MidCap Dividend Income Fund 15,108 27,526 — — 22,959 48,713
Spectrum Preferred and Capital Securities Income Fund 156,836 319,009 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ — $ — $ 1,290,155 $ (27,927) $ 5,559,008 $ — $ 6,821,236
Bond Market Index Fund 68,293 — — (95,998) (84,076) — (111,781)
Capital Securities Fund 1,009 — — (90,618) 1,688 7,064 (80,857)
Diversified Real Asset Fund 57,446 — — (50,628) 69,764 (41) 76,541
Global Listed Infrastructure Fund 991 — 338 — 1,714 — 3,043
Global Multi-Strategy Fund 10,681 — 7,085 — 15,788 (1,267) 32,287
International Equity Index Fund 29,834 — 12,118 — 154,501 — 196,453
International Small Company Fund 9,848 — — (24,122) 94,191 — 79,917
Opportunistic Municipal Fund — 89 — (21,349) (8,922) (422) (30,604)
Small- MidCap Dividend Income Fund 7,891 — 1,533 — 523,533 — 532,957
Spectrum Preferred and Capital Securities Income Fund 4,566 — — (458,031) 4,346 36,771 (412,348)
Short-Term Long-Term Total
Bond Market Index Fund $ 28,034 $ 67,964 $ 95,998
Capital Securities Fund 13,401 77,217 90,618
Diversified Real Asset Fund — 50,628 50,628
International Small Company Fund 24,122 — 24,122
Opportunistic Municipal Fund 9,419 11,930 21,349
Spectrum Preferred and Capital Securities Income Fund 30,721 427,310 458,031
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2026 (unaudited)

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2025 , the Funds intend to defer late-year capital ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31, 2025, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of February 28, 2026, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Short-Term
Utilized
Long-Term
Utilized
Bond Market Index Fund $ 1,561 $ —
Capital Securities Fund 479 —
Diversified Real Asset Fund — 22,822
International Small Company Fund 43,217 —
Opportunistic Municipal Fund 3 —
Spectrum Preferred and Capital Securities Income Fund 2,352 —
Late Year
Ordinary
Loss
Post October
Capital Loss
Blue Chip Fund $ 5,734 $ 22,193
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (149,172) $ 149,172
Diversified Real Asset Fund 15,121 (15,121)
Global Multi-Strategy Fund (291) 291
International Equity Index Fund (200,090) 200,090
Small- MidCap Dividend Income Fund (2,471) 2,471
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 3,607,907 $ (235,195) $ 3,372,712 $ 5,121,933
Bond Market Index Fund 46,046 (71,892) (25,846) 2,893,179
Capital Securities Fund 27,312 (13,970) 13,342 950,800
Diversified Real Asset Fund 474,789 (106,892) 367,897 2,326,793
Global Listed Infrastructure Fund 18,801 (2,176) 16,625 110,179
Global Macro Fund 14,399 (10,133) 4,266 135,676
Global Multi-Strategy Fund 47, 4 53 (22,794) 2 4 , 659 4 80 ,8 91
International Equity Index Fund 294,269 (54,435) 239,834 1,166,642
International Small Company Fund 124,171 (17,889) 106,282 358,649
Opportunistic Municipal Fund 7,204 (6,670) 534 199,897
Small- MidCap Dividend Income Fund 672,042 (30,031) 642,011 1,036,980
Spectrum Preferred and Capital Securities Income Fund 161,709 (103,467) 58,242 5,152,817
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .02 % Shares Held Value (000's)
Money Market Funds - 0 .02%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(a),(b)
1,401,586 $ 1,402
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(c)
4,355 4
$ 1,406
TOTAL INVESTMENT COMPANIES $ 1,406
COMMON STOCKS - 100 .08 % Shares Held Value (000's)
Aerospace & Defense - 7 .04%
General Electric Co 279,755 $ 95,749
HEICO Corp - Class A 346,565 83,214
TransDigm Group Inc 321,555 418,918
$ 597,881
Building Materials - 0 .42%
Vulcan Materials Co 114,237 35,414
Chemicals - 0 .68%
Linde PLC 112,902 57,363
Commercial Services - 1 .59%
Moody's Corp 192,198 91,792
S&P Global Inc 97,736 43,187
$ 134,979
Distribution & Wholesale - 0 .07%
Copart Inc
(d)
159,120 6,061
Diversified Financial Services - 10 .73%
Brookfield Asset Management Ltd 545,063 25,482
Brookfield Wealth Solutions Ltd
(d),(e)
79,935 3,550
Charles Schwab Corp/The 757,573 72,121
Mastercard Inc 809,981 418,930
Visa Inc 1,219,528 390,420
$ 910,503
Electronics - 1 .31%
Amphenol Corp 764,497 111,662
Healthcare - Products - 4 .77%
Danaher Corp 1,486,759 313,171
IDEXX Laboratories Inc
(d)
59,468 39,055
Intuitive Surgical Inc
(d)
104,302 52,517
$ 404,743
Insurance - 0 .73%
Arthur J Gallagher & Co 270,484 61,725
Internet - 26 .86%
Airbnb Inc
(d)
412,701 55,760
Alphabet Inc - A Shares 678,587 211,556
Alphabet Inc - C Shares 1,066,420 332,115
Amazon.com Inc
(d)
4,840,226 1,016,448
Meta Platforms Inc 592,512 384,054
Netflix Inc
(d)
2,901,589 279,249
$ 2,279,182
Lodging - 0 .89%
Hilton Worldwide Holdings Inc 242,049 75,466
Pharmaceuticals - 0 .00%
Zoetis Inc 401 53
Private Equity - 9 .22%
Brookfield Corp 14,331,868 628,309
KKR & Co Inc 1,762,980 154,578
$ 782,887
Real Estate - 1 .11%
CoStar Group Inc
(d)
2,107,352 94,051
Retail - 1 .59%
Costco Wholesale Corp 69,955 70,710
O'Reilly Automotive Inc
(d)
689,045 64,687
$ 135,397
Semiconductors - 13 .14%
Broadcom Inc 1,136,159 363,060
NVIDIA Corp 4,242,671 751,759
$ 1,114,819
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 19 .93%
Cadence Design Systems Inc
(d)
1,085,688 $ 327,226
Constellation Software Inc/Canada 35,979 67,106
Microsoft Corp 3,159,166 1,240,731
Veeva Systems Inc
(d)
307,622 55,990
$ 1,691,053
TOTAL COMMON STOCKS $ 8,493,239
Total Investments $ 8,494,645
Other Assets and Liabilities -  (0.10)% (8,669)
TOTAL NET ASSETS - 100.00% $ 8,485,976
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,402 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,321 or 0.02% of net assets.

Schedule of Investments
Blue Chip Fund
February 28, 2026 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 5 $ 538,616 $ 538,617 $ 4
$ 5 $ 538,616 $ 538,617 $ 4
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 107 $ — $ — $ —
$ 107 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.89% Shares Held Value (000's)
Exchange-Traded Funds - 0.47%
iShares iBoxx USD Investment Grade Corporate
Bond ETF
(a)
120,000 $ 13,401
Money Market Funds - 2.42%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(b),(c)
1,940,099 1,940
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(b),(c),(d)
66,613,743 66,614
$ 68,554
TOTAL INVESTMENT COMPANIES $ 81,955
BONDS - 27.17%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Omnicom Group Inc
2.40%, 03/01/2031 $ 60 $ 55
2.45%, 04/30/2030 155 144
2.60%, 08/01/2031 35 32
$ 231
Aerospace & Defense - 0.49%
Boeing Co/The
2.95%, 02/01/2030 140 134
3.25%, 02/01/2028 685 677
3.50%, 03/01/2039 200 168
3.63%, 02/01/2031 275 267
3.95%, 08/01/2059 290 208
5.04%, 05/01/2027 315 318
5.15%, 05/01/2030 475 492
5.71%, 05/01/2040 245 255
5.81%, 05/01/2050 480 482
5.88%, 02/15/2040 100 105
5.93%, 05/01/2060 325 326
6.26%, 05/01/2027 110 113
6.30%, 05/01/2029 255 272
6.53%, 05/01/2034 310 348
6.86%, 05/01/2054 300 344
General Dynamics Corp
2.25%, 06/01/2031 280 257
4.25%, 04/01/2040 155 144
4.95%, 08/15/2035 115 119
General Electric Co
4.90%, 01/29/2036 305 313
L3Harris Technologies Inc
4.40%, 06/15/2028 200 202
5.05%, 06/01/2029 125 129
5.40%, 07/31/2033 360 379
5.50%, 08/15/2054 290 288
5.60%, 07/31/2053 155 156
Lockheed Martin Corp
3.90%, 06/15/2032 75 75
4.07%, 12/15/2042 105 92
4.09%, 09/15/2052 162 131
4.15%, 08/15/2028 155 157
4.15%, 06/15/2053 310 253
4.50%, 02/15/2029 135 138
4.70%, 12/15/2031 340 352
4.70%, 05/15/2046 75 69
4.75%, 02/15/2034 160 164
5.00%, 08/15/2035 155 160
5.10%, 11/15/2027 155 159
5.20%, 02/15/2055
(a)
190 183
5.20%, 02/15/2064 235 221
5.25%, 01/15/2033 155 165
5.70%, 11/15/2054 155 160
Northrop Grumman Corp
4.65%, 07/15/2030 155 159
4.70%, 03/15/2033 160 163
4.90%, 06/01/2034 305 313
4.95%, 03/15/2053 120 110
5.25%, 05/01/2050 600 579
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
RTX Corp
1.90%, 09/01/2031 $ 155 $ 138
2.25%, 07/01/2030 400 373
2.38%, 03/15/2032 60 54
2.82%, 09/01/2051 150 96
3.03%, 03/15/2052 60 40
3.50%, 03/15/2027 200 199
4.05%, 05/04/2047 610 504
4.13%, 11/16/2028 395 397
4.70%, 12/15/2041 350 334
5.15%, 02/27/2033 410 429
5.38%, 02/27/2053 305 298
5.75%, 01/15/2029 145 152
6.10%, 03/15/2034 300 332
6.40%, 03/15/2054 245 274
$ 13,919
Agriculture - 0.38%
Altria Group Inc
2.45%, 02/04/2032 60 54
3.40%, 05/06/2030 530 516
3.70%, 02/04/2051 60 43
3.88%, 09/16/2046 410 316
4.00%, 02/04/2061
(a)
60 44
4.88%, 02/04/2028 545 555
5.25%, 08/06/2035 155 159
5.38%, 01/31/2044 375 363
5.80%, 02/14/2039 350 365
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 38
2.90%, 03/01/2032 130 121
4.50%, 08/15/2033 290 294
BAT Capital Corp
2.26%, 03/25/2028 150 145
2.73%, 03/25/2031 150 140
3.46%, 09/06/2029 210 206
3.56%, 08/15/2027 400 398
3.98%, 09/25/2050 390 293
4.39%, 08/15/2037 540 504
4.54%, 08/15/2047 400 338
4.63%, 03/22/2033 70 70
5.63%, 08/15/2035
(a)
225 237
5.83%, 02/20/2031 100 107
6.42%, 08/02/2033 155 172
7.08%, 08/02/2043 155 176
7.08%, 08/02/2053 80 92
BAT International Finance PLC
5.93%, 02/02/2029 310 327
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 56
5.15%, 08/04/2035 155 159
Philip Morris International Inc
1.75%, 11/01/2030 85 77
3.88%, 10/27/2028 170 170
4.13%, 04/28/2028 155 156
4.13%, 03/04/2043 300 260
4.25%, 10/29/2032 170 169
4.38%, 04/30/2030 175 177
4.63%, 11/01/2029 140 143
4.88%, 02/15/2028 160 163
4.88%, 02/13/2029 130 134
4.88%, 04/30/2035 150 152
4.90%, 11/01/2034 140 143
5.13%, 11/17/2027 580 592
5.25%, 02/13/2034 300 314
5.38%, 02/15/2033 160 169
5.50%, 09/07/2030 315 333
5.63%, 11/17/2029 580 613
5.75%, 11/17/2032 290 313

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Reynolds American Inc
5.70%, 08/15/2035 $ 50 $ 53
5.85%, 08/15/2045 375 377
$ 10,796
Airlines - 0.02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 94 90
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 208 199
Delta Air Lines Inc
4.95%, 07/10/2028 155 158
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 51 48
$ 495
Apparel - 0.02%
NIKE Inc
3.25%, 03/27/2040 155 127
3.38%, 11/01/2046 225 169
3.63%, 05/01/2043 350 284
$ 580
Automobile Manufacturers - 0.57%
American Honda Finance Corp
2.25%, 01/12/2029 65 62
4.50%, 09/04/2030 155 157
4.55%, 03/03/2028 300 304
4.60%, 04/17/2030 160 163
4.70%, 01/12/2028 160 162
4.90%, 07/09/2027 150 152
4.90%, 01/10/2034 135 137
5.05%, 07/10/2031 130 135
5.15%, 07/09/2032 320 332
5.65%, 11/15/2028 140 146
5.85%, 10/04/2030 360 384
Ford Motor Co
6.10%, 08/19/2032 215 225
Ford Motor Credit Co LLC
4.97%, 04/06/2029 325 327
5.30%, 09/06/2029 270 274
5.80%, 03/05/2027 265 269
5.80%, 03/08/2029 250 258
5.85%, 05/17/2027 455 462
5.88%, 11/07/2029 225 233
5.92%, 03/20/2028 430 441
6.05%, 03/05/2031 265 276
6.05%, 11/05/2031 410 427
6.50%, 02/07/2035
(a)
425 446
6.80%, 11/07/2028 290 306
7.12%, 11/07/2033 290 317
7.35%, 11/04/2027 215 224
General Motors Co
5.00%, 04/01/2035 250 248
5.15%, 04/01/2038 160 156
5.20%, 04/01/2045 85 77
5.35%, 04/15/2028 155 159
5.40%, 04/01/2048 65 60
5.95%, 04/01/2049 230 227
6.25%, 04/15/2035 155 166
6.25%, 10/02/2043 305 313
General Motors Financial Co Inc
2.35%, 01/08/2031 55 50
2.40%, 04/10/2028 60 58
2.40%, 10/15/2028 155 149
2.70%, 06/10/2031 60 55
4.20%, 10/27/2028 200 201
4.90%, 10/06/2029 135 138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc (continued)
5.35%, 07/15/2027 $ 130 $ 132
5.35%, 01/07/2030 310 322
5.40%, 05/08/2027 130 132
5.45%, 07/15/2030 290 303
5.45%, 09/06/2034 135 139
5.55%, 07/15/2029 250 260
5.60%, 06/18/2031 130 137
5.80%, 01/07/2029 270 282
5.90%, 01/07/2035 140 147
6.00%, 01/09/2028 160 165
6.15%, 07/15/2035 230 246
6.40%, 01/09/2033 320 348
Honda Motor Co Ltd
2.53%, 03/10/2027 135 133
4.44%, 07/08/2028 155 157
5.34%, 07/08/2035 155 160
PACCAR Financial Corp
4.25%, 06/23/2027 155 156
4.45%, 08/06/2027 330 334
4.60%, 01/31/2029 135 138
5.00%, 05/13/2027 130 132
Toyota Motor Corp
4.19%, 06/30/2027 155 156
5.05%, 06/30/2035 155 161
5.12%, 07/13/2028 160 165
Toyota Motor Credit Corp
1.15%, 08/13/2027 160 155
1.65%, 01/10/2031 55 49
4.05%, 09/05/2028 155 156
4.35%, 10/08/2027 335 339
4.45%, 06/29/2029 205 209
4.50%, 05/14/2027 155 157
4.55%, 05/17/2030 320 328
4.60%, 10/10/2031 375 384
4.63%, 01/12/2028 400 407
4.80%, 05/15/2030 155 160
4.80%, 01/05/2034 180 184
4.80%, 01/11/2036 145 146
4.95%, 01/09/2030 310 321
5.00%, 03/19/2027 155 157
5.10%, 03/21/2031 125 131
$ 16,264
Automobile Parts & Equipment - 0.02%
Aptiv Swiss Holdings Ltd
3.25%, 03/01/2032 160 151
4.40%, 10/01/2046 200 166
BorgWarner Inc
4.38%, 03/15/2045 300 257
$ 574
Banks - 5.51%
Australia & New Zealand Banking Group Ltd/New
York NY
4.90%, 07/16/2027 455 463
Banco Santander SA
2.75%, 12/03/2030 400 368
3.49%, 05/28/2030 200 194
5.13%, 11/06/2035 200 201
5.29%, 08/18/2027 200 204
5.44%, 07/15/2031 400 423
5.57%, 01/17/2030 400 419
5.59%, 08/08/2028 200 207
6.94%, 11/07/2033 400 462
Bank of America Corp
1.90%, 07/23/2031
(e)
445 404
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(e)
205 185
Secured Overnight Financing Rate + 1.37%

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
2.09%, 06/14/2029
(e)
$ 60 $ 58
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(e)
440 397
Secured Overnight Financing Rate + 1.22%
2.48%, 09/21/2036
(e)
630 557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(e)
225 211
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.57%, 10/20/2032
(e)
260 237
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(e)
325 301
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(e)
465 346
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(e)
175 113
Secured Overnight Financing Rate + 1.88%
2.97%, 02/04/2033
(e)
530 490
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(e)
115 76
Secured Overnight Financing Rate + 1.56%
3.25%, 10/21/2027 550 546
3.31%, 04/22/2042
(e)
715 570
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(e)
725 718
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.59%, 07/21/2028
(e)
600 597
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
3.85%, 03/08/2037
(e)
550 521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.97%, 03/05/2029
(e)
75 75
CME Term Secured Overnight Financing
Rate 3 Month + 1.33%
3.97%, 02/07/2030
(e)
600 599
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 03/20/2051
(e)
515 418
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.27%, 07/23/2029
(e)
250 251
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.33%, 03/15/2050
(e)
255 216
CME Term Secured Overnight Financing
Rate 3 Month + 1.78%
4.38%, 04/27/2028
(e)
175 176
Secured Overnight Financing Rate + 1.58%
4.46%, 02/06/2032
(e)
295 297
Secured Overnight Financing Rate + 0.87%
4.57%, 04/27/2033
(e)
315 316
Secured Overnight Financing Rate + 1.83%
4.62%, 05/09/2029
(e)
405 411
Secured Overnight Financing Rate + 1.11%
4.98%, 01/24/2029
(e)
300 305
Secured Overnight Financing Rate + 0.83%
5.00%, 01/21/2044 75 73
5.02%, 07/22/2033
(e)
585 602
Secured Overnight Financing Rate + 2.16%
5.05%, 02/06/2037
(e)
350 355
Secured Overnight Financing Rate + 1.13%
5.16%, 01/24/2031
(e)
300 311
Secured Overnight Financing Rate + 1.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.20%, 04/25/2029
(e)
$ 250 $ 256
Secured Overnight Financing Rate + 1.63%
5.29%, 04/25/2034
(e)
515 534
Secured Overnight Financing Rate + 1.91%
5.43%, 08/15/2035
(e)
200 205
Secured Overnight Financing Rate + 1.91%
5.46%, 05/09/2036
(e)
400 419
Secured Overnight Financing Rate + 1.64%
5.47%, 01/23/2035
(e)
695 728
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(e)
435 457
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(e)
350 359
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(e)
315 329
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(e)
315 338
Secured Overnight Financing Rate + 1.84%
5.88%, 02/07/2042 60 64
6.11%, 01/29/2037 100 108
7.75%, 05/14/2038 250 307
Bank of Montreal
3.09%, 01/10/2037
(e)
235 214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
4.35%, 09/22/2031
(e)
160 161
Secured Overnight Financing Rate + 1.08%
4.44%, 01/14/2032
(e)
145 146
Secured Overnight Financing Rate + 0.97%
4.64%, 09/10/2030
(e)
270 275
Secured Overnight Financing Rate + 1.25%
4.70%, 09/14/2027 215 218
5.37%, 06/04/2027 195 199
5.72%, 09/25/2028 315 329
Bank of New York Mellon Corp/The
2.50%, 01/26/2032 65 60
3.99%, 06/13/2028
(e)
70 70
Secured Overnight Financing Rate + 1.15%
4.03%, 01/22/2030
(e)
145 145
Secured Overnight Financing Rate + 0.63%
4.44%, 06/09/2028
(e)
380 383
Secured Overnight Financing Rate + 0.68%
4.54%, 02/01/2029
(e)
185 187
Secured Overnight Financing Rate + 1.17%
4.89%, 07/21/2028
(e)
130 132
Secured Overnight Financing Rate + 0.84%
4.94%, 02/11/2031
(e)
335 346
Secured Overnight Financing Rate + 0.89%
4.97%, 04/26/2034
(e)
170 174
Secured Overnight Financing Rate + 1.61%
5.06%, 07/22/2032
(e)
130 135
Secured Overnight Financing Rate + 1.23%
5.19%, 03/14/2035
(e)
360 375
Secured Overnight Financing Rate + 1.42%
5.32%, 06/06/2036
(e)
65 68
Secured Overnight Financing Rate + 1.35%
5.83%, 10/25/2033
(e)
155 168
Secured Overnight Financing Rate + 2.07%
6.32%, 10/25/2029
(e)
315 333
Secured Overnight Financing Rate + 1.60%
Bank of Nova Scotia/The
2.15%, 08/01/2031 60 54
4.04%, 09/15/2028
(e)
190 190
Secured Overnight Financing Rate + 0.76%
4.25%, 02/02/2030
(e)
445 447
Secured Overnight Financing Rate + 0.73%

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The (continued)
4.74%, 11/10/2032
(e)
$ 325 $ 331
Secured Overnight Financing Rate + 1.44%
4.85%, 02/01/2030 315 324
5.40%, 06/04/2027 255 260
Barclays PLC
2.65%, 06/24/2031
(e)
385 359
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(e)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(e)
200 162
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.52%, 02/24/2032
(e)
300 301
Secured Overnight Financing Rate + 1.14%
4.84%, 09/10/2028
(e)
200 202
Secured Overnight Financing Rate + 1.34%
4.94%, 09/10/2030
(e)
200 205
Secured Overnight Financing Rate + 1.56%
4.97%, 05/16/2029
(e)
500 509
3 Month USD LIBOR + 1.90%
5.09%, 02/25/2029
(e)
225 229
Secured Overnight Financing Rate + 0.96%
5.50%, 08/09/2028
(e)
300 306
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
5.67%, 03/12/2028
(e)
250 254
Secured Overnight Financing Rate + 1.49%
5.69%, 03/12/2030
(e)
250 261
Secured Overnight Financing Rate + 1.74%
5.79%, 02/25/2036
(e)
215 225
Secured Overnight Financing Rate + 1.59%
5.86%, 08/11/2046
(e)
200 207
Secured Overnight Financing Rate + 1.83%
6.22%, 05/09/2034
(e)
320 346
Secured Overnight Financing Rate + 2.98%
6.69%, 09/13/2034
(e)
315 351
Secured Overnight Financing Rate + 2.62%
7.44%, 11/02/2033
(e)
310 356
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
4.28%, 01/29/2030
(e)
150 151
Secured Overnight Financing Rate + 0.79%
4.58%, 09/08/2031
(e)
300 304
Secured Overnight Financing Rate + 1.17%
4.63%, 09/11/2030
(e)
135 137
Secured Overnight Financing Rate + 1.34%
5.00%, 04/28/2028 350 358
5.26%, 04/08/2029 130 135
5.99%, 10/03/2028 160 168
Citibank NA
4.91%, 05/29/2030 500 517
5.57%, 04/30/2034 260 276
5.80%, 09/29/2028 275 288
Citigroup Inc
2.52%, 11/03/2032
(e)
265 240
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(e)
200 183
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(e)
310 290
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(e)
400 377
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(e)
60 45
Secured Overnight Financing Rate + 1.38%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc (continued)
2.98%, 11/05/2030
(e)
$ 150 $ 144
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(e)
500 462
Secured Overnight Financing Rate + 1.35%
3.52%, 10/27/2028
(e)
125 124
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
3.79%, 03/17/2033
(e)
520 500
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(e)
220 197
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.13%, 07/25/2028 620 621
4.28%, 04/24/2048
(e)
100 86
CME Term Secured Overnight Financing
Rate 3 Month + 2.10%
4.45%, 09/29/2027 575 578
4.50%, 09/11/2031
(e)
345 348
Secured Overnight Financing Rate + 1.17%
4.54%, 09/19/2030
(e)
270 273
Secured Overnight Financing Rate + 1.34%
4.64%, 05/07/2028
(e)
430 433
Secured Overnight Financing Rate + 1.14%
4.65%, 07/30/2045 115 105
4.65%, 07/23/2048 150 134
4.66%, 05/24/2028
(e)
420 423
Secured Overnight Financing Rate + 1.89%
4.79%, 03/04/2029
(e)
300 305
Secured Overnight Financing Rate + 0.87%
4.91%, 05/24/2033
(e)
165 168
Secured Overnight Financing Rate + 2.09%
4.95%, 05/07/2031
(e)
305 313
Secured Overnight Financing Rate + 1.46%
5.17%, 02/13/2030
(e)
265 273
Secured Overnight Financing Rate + 1.36%
5.17%, 09/11/2036
(e)
315 321
Secured Overnight Financing Rate + 1.49%
5.33%, 03/27/2036
(e)
475 490
Secured Overnight Financing Rate + 1.47%
5.41%, 09/19/2039
(e)
325 327
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.61%, 03/04/2056
(e)
150 151
Secured Overnight Financing Rate + 1.75%
5.83%, 02/13/2035
(e)
500 520
Secured Overnight Financing Rate + 2.06%
6.02%, 01/24/2036
(e)
525 551
Secured Overnight Financing Rate + 1.83%
6.17%, 05/25/2034
(e)
320 342
Secured Overnight Financing Rate + 2.66%
6.27%, 11/17/2033
(e)
310 340
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 180 203
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 187
Cooperatieve Rabobank UA/NY
4.16%, 01/14/2031 250 252
4.80%, 01/09/2029 265 272
4.88%, 01/21/2028 300 307
Deutsche Bank AG/New York NY
4.95%, 08/04/2031
(e)
230 234
Secured Overnight Financing Rate + 1.30%
5.00%, 09/11/2030
(e)
270 276
Secured Overnight Financing Rate + 1.70%
5.30%, 05/09/2031
(e)
340 351
Secured Overnight Financing Rate + 1.72%
5.37%, 09/09/2027 255 262

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY (continued)
5.37%, 01/10/2029
(e)
$ 365 $ 373
Secured Overnight Financing Rate + 1.21%
6.72%, 01/18/2029
(e)
320 335
Secured Overnight Financing Rate + 3.18%
6.82%, 11/20/2029
(e)
300 320
Secured Overnight Financing Rate + 2.51%
7.08%, 02/10/2034
(e)
320 352
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(e)
275 275
Secured Overnight Financing Rate + 1.36%
5.14%, 01/29/2037
(e)
145 145
Secured Overnight Financing Rate + 1.24%
5.63%, 01/29/2032
(e)
135 142
Secured Overnight Financing Rate + 1.84%
6.34%, 07/27/2029
(e)
235 247
Secured Overnight Financing Rate + 2.34%
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(e)
355 318
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 590 558
2.62%, 04/22/2032
(e)
440 404
Secured Overnight Financing Rate + 1.28%
2.65%, 10/21/2032
(e)
425 387
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(e)
115 85
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(e)
210 195
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(e)
60 46
Secured Overnight Financing Rate + 1.51%
3.44%, 02/24/2043
(e)
200 157
Secured Overnight Financing Rate + 1.63%
3.69%, 06/05/2028
(e)
290 289
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
3.81%, 04/23/2029
(e)
375 373
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.15%, 01/21/2029
(e)
295 295
Secured Overnight Financing Rate + 0.71%
4.15%, 10/21/2029
(e)
155 155
Secured Overnight Financing Rate + 0.90%
4.22%, 05/01/2029
(e)
250 251
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.37%, 10/21/2031
(e)
315 315
Secured Overnight Financing Rate + 1.06%
4.41%, 04/23/2039
(e)
175 163
CME Term Secured Overnight Financing
Rate 3 Month + 1.69%
4.48%, 08/23/2028
(e)
295 297
Secured Overnight Financing Rate + 1.73%
4.52%, 01/21/2032
(e)
150 151
Secured Overnight Financing Rate + 0.96%
4.69%, 10/23/2030
(e)
275 279
Secured Overnight Financing Rate + 1.14%
4.80%, 07/08/2044 210 194
4.94%, 04/23/2028
(e)
305 308
Secured Overnight Financing Rate + 1.32%
4.94%, 10/21/2036
(e)
155 154
Secured Overnight Financing Rate + 1.33%
5.02%, 10/23/2035
(e)
275 278
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(e)
295 303
Secured Overnight Financing Rate + 1.21%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
5.07%, 01/21/2037
(e)
$ 420 $ 423
Secured Overnight Financing Rate + 1.19%
5.15%, 05/22/2045 450 425
5.21%, 01/28/2031
(e)
385 399
Secured Overnight Financing Rate + 1.08%
5.33%, 07/23/2035
(e)
475 490
Secured Overnight Financing Rate + 1.55%
5.39%, 02/02/2041
(e)
675 670
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.18%
5.54%, 01/28/2036
(e)
310 324
Secured Overnight Financing Rate + 1.38%
5.54%, 01/21/2047
(e)
220 219
Secured Overnight Financing Rate + 1.32%
5.56%, 11/19/2045
(e)
280 281
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(e)
220 230
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(e)
245 248
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035
(e)
330 352
Secured Overnight Financing Rate + 1.55%
6.25%, 02/01/2041 220 241
6.48%, 10/24/2029
(e)
315 333
Secured Overnight Financing Rate + 1.77%
6.56%, 10/24/2034
(e)
160 178
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 575 646
HSBC Holdings PLC
2.01%, 09/22/2028
(e)
300 291
Secured Overnight Financing Rate + 1.73%
2.36%, 08/18/2031
(e)
200 184
Secured Overnight Financing Rate + 1.95%
2.80%, 05/24/2032
(e)
600 554
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(e)
200 189
Secured Overnight Financing Rate + 2.39%
3.97%, 05/22/2030
(e)
300 298
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
4.04%, 03/13/2028
(e)
500 500
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.58%, 06/19/2029
(e)
300 303
CME Term Secured Overnight Financing
Rate 3 Month + 1.80%
4.76%, 06/09/2028
(e)
250 252
Secured Overnight Financing Rate + 2.11%
4.90%, 03/03/2029
(e)
210 213
Secured Overnight Financing Rate + 1.03%
5.13%, 03/03/2031
(e)
300 310
Secured Overnight Financing Rate + 1.29%
5.13%, 11/06/2036
(e)
200 202
Secured Overnight Financing Rate + 1.43%
5.24%, 05/13/2031
(e)
200 207
Secured Overnight Financing Rate + 1.57%
5.29%, 11/19/2030
(e)
240 249
Secured Overnight Financing Rate + 1.29%
5.40%, 08/11/2033
(e)
500 522
Secured Overnight Financing Rate + 2.87%
5.55%, 03/04/2030
(e)
250 260
Secured Overnight Financing Rate + 1.46%
5.72%, 03/04/2035
(a),(e)
250 266
Secured Overnight Financing Rate + 1.78%
5.73%, 05/17/2032
(e)
255 270
Secured Overnight Financing Rate + 1.52%

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC (continued)
5.74%, 09/10/2036
(e)
$ 220 $ 228
Secured Overnight Financing Rate + 1.96%
5.79%, 05/13/2036
(e)
305 324
Secured Overnight Financing Rate + 1.88%
5.87%, 11/18/2035
(e)
280 294
Secured Overnight Financing Rate + 1.90%
6.16%, 03/09/2029
(e)
200 208
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(e)
270 295
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044
(e)
595 657
Secured Overnight Financing Rate + 2.65%
6.50%, 09/15/2037 100 111
6.55%, 06/20/2034
(e)
320 347
Secured Overnight Financing Rate + 2.98%
7.39%, 11/03/2028
(e)
310 327
Secured Overnight Financing Rate + 3.35%
HSBC USA Inc
4.65%, 06/03/2028 225 229
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(e)
330 342
Secured Overnight Financing Rate + 1.28%
5.61%, 01/28/2041
(e)
145 146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
Huntington National Bank/The
4.87%, 04/12/2028
(e)
250 252
Secured Overnight Financing Rate + 0.72%
5.65%, 01/10/2030 310 327
ING Groep NV
4.86%, 03/25/2029
(e)
300 305
Secured Overnight Financing Rate + 1.01%
5.34%, 03/19/2030
(e)
250 259
Secured Overnight Financing Rate + 1.44%
5.53%, 03/25/2036
(e)
200 210
Secured Overnight Financing Rate + 1.61%
6.11%, 09/11/2034
(e)
235 256
Secured Overnight Financing Rate + 2.09%
JPMorgan Chase & Co
1.76%, 11/19/2031
(e)
135 121
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(e)
115 103
Secured Overnight Financing Rate + 1.07%
2.07%, 06/01/2029
(e)
190 182
Secured Overnight Financing Rate + 1.02%
2.18%, 06/01/2028
(e)
70 68
Secured Overnight Financing Rate + 1.89%
2.53%, 11/19/2041
(e)
65 48
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(e)
420 383
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(e)
465 429
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.74%, 10/15/2030
(e)
600 574
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.96%, 05/13/2031
(e)
575 547
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
3.11%, 04/22/2041
(e)
235 186
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.11%, 04/22/2051
(e)
335 230
Secured Overnight Financing Rate + 2.44%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
3.33%, 04/22/2052
(e)
$ 215 $ 154
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(e)
590 585
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
3.88%, 07/24/2038
(e)
100 91
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(e)
510 416
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.01%, 04/23/2029
(e)
200 200
CME Term Secured Overnight Financing
Rate 3 Month + 1.38%
4.20%, 07/23/2029
(e)
230 231
CME Term Secured Overnight Financing
Rate 3 Month + 1.52%
4.25%, 10/22/2031
(e)
315 316
Secured Overnight Financing Rate + 0.93%
4.32%, 04/26/2028
(e)
550 552
Secured Overnight Financing Rate + 1.56%
4.35%, 01/22/2032
(e)
295 297
Secured Overnight Financing Rate + 0.84%
4.51%, 10/22/2028
(e)
205 207
Secured Overnight Financing Rate + 0.86%
4.57%, 06/14/2030
(e)
305 310
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(e)
135 136
Secured Overnight Financing Rate + 1.80%
4.60%, 10/22/2030
(e)
475 484
Secured Overnight Financing Rate + 1.04%
4.81%, 10/22/2036
(e)
275 274
Secured Overnight Financing Rate + 1.19%
4.85%, 07/25/2028
(e)
315 319
Secured Overnight Financing Rate + 1.99%
4.90%, 01/22/2037
(e)
145 146
Secured Overnight Financing Rate + 1.07%
4.91%, 07/25/2033
(e)
435 446
Secured Overnight Financing Rate + 2.08%
4.95%, 10/22/2035
(e)
460 467
Secured Overnight Financing Rate + 1.34%
4.95%, 06/01/2045 430 408
4.98%, 07/22/2028
(e)
260 263
Secured Overnight Financing Rate + 0.93%
5.00%, 07/22/2030
(e)
260 268
Secured Overnight Financing Rate + 1.13%
5.01%, 01/23/2030
(e)
320 329
Secured Overnight Financing Rate + 1.31%
5.10%, 04/22/2031
(e)
320 332
Secured Overnight Financing Rate + 1.44%
5.14%, 01/24/2031
(e)
425 441
Secured Overnight Financing Rate + 1.01%
5.19%, 02/05/2037
(e)
145 146
Secured Overnight Financing Rate + 1.30%
5.29%, 07/22/2035
(e)
475 493
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(e)
315 324
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(e)
185 193
Secured Overnight Financing Rate + 1.62%
5.35%, 06/01/2034
(e)
545 570
Secured Overnight Financing Rate + 1.85%
5.50%, 01/24/2036
(e)
530 557
Secured Overnight Financing Rate + 1.32%
5.53%, 11/29/2045
(e)
375 383
Secured Overnight Financing Rate + 1.55%

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co (continued)
5.57%, 04/22/2028
(e)
$ 250 $ 254
Secured Overnight Financing Rate + 0.93%
5.57%, 04/22/2036
(e)
465 492
Secured Overnight Financing Rate + 1.68%
5.58%, 04/22/2030
(e)
250 261
Secured Overnight Financing Rate + 1.16%
5.58%, 07/23/2036
(e)
405 421
Secured Overnight Financing Rate + 1.64%
5.60%, 07/15/2041 370 387
5.72%, 09/14/2033
(e)
255 270
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(e)
390 418
Secured Overnight Financing Rate + 1.49%
6.09%, 10/23/2029
(e)
320 336
Secured Overnight Financing Rate + 1.57%
6.25%, 10/23/2034
(e)
320 352
Secured Overnight Financing Rate + 1.81%
Keybank National Association
5.85%, 11/15/2027 500 515
KeyCorp
2.25%, 04/06/2027 110 108
5.12%, 04/04/2031
(e)
200 205
Secured Overnight Financing Rate + 1.23%
5.31%, 01/28/2037
(e)
145 146
Secured Overnight Financing Rate + 1.37%
Korea Development Bank/The
3.75%, 09/16/2030 300 300
4.00%, 01/28/2031 400 405
4.38%, 02/15/2028 315 319
4.50%, 02/15/2029 265 272
5.63%, 10/23/2033 200 220
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(f)
250 157
2.88%, 04/03/2028 400 396
3.00%, 05/20/2027 520 517
3.50%, 08/27/2027 295 295
3.50%, 08/09/2028 305 306
3.75%, 02/15/2028 375 377
3.75%, 07/15/2030 485 490
3.75%, 03/14/2031 290 293
3.88%, 05/15/2028 290 293
3.88%, 06/15/2028 380 384
4.00%, 06/28/2027 305 307
4.00%, 03/15/2029 480 488
4.13%, 07/15/2033 465 474
4.38%, 03/01/2027 500 504
4.38%, 02/28/2034 140 145
4.63%, 03/18/2030 400 417
4.75%, 10/29/2030 320 337
Landwirtschaftliche Rentenbank
3.63%, 10/08/2030 305 306
3.88%, 09/28/2027 320 322
3.88%, 06/14/2028 320 323
4.13%, 05/28/2030 300 307
4.63%, 04/17/2029 250 259
Lloyds Banking Group PLC
3.57%, 11/07/2028
(e)
200 199
3 Month USD LIBOR + 1.21%
4.24%, 02/10/2030
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.60%
4.34%, 01/09/2048 400 339
4.38%, 03/22/2028 200 202
4.82%, 06/13/2029
(e)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC (continued)
4.94%, 11/04/2036
(e)
$ 320 $ 318
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.97%
4.98%, 08/11/2033
(a),(e)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.09%, 11/26/2028
(e)
210 214
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
5.67%, 02/10/2047
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.82%
5.68%, 01/05/2035
(e)
265 281
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.87%, 03/06/2029
(e)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
M&T Bank Corp
4.83%, 01/16/2029
(e)
300 305
Secured Overnight Financing Rate + 0.93%
5.18%, 07/08/2031
(e)
155 160
Secured Overnight Financing Rate + 1.40%
Mitsubishi UFJ Financial Group Inc
2.05%, 07/17/2030 200 184
2.56%, 02/25/2030 285 269
3.20%, 07/18/2029 200 195
4.08%, 04/19/2028
(e)
600 601
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(e)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.51%, 01/14/2032
(e)
325 328
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
4.53%, 09/12/2031
(e)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
5.13%, 07/20/2033
(e)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.16%, 04/24/2031
(e)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%
5.19%, 09/12/2036
(e)
250 256
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%
5.35%, 09/13/2028
(e)
255 260
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
5.41%, 04/19/2034
(a),(e)
200 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
5.43%, 04/17/2035
(e)
200 210
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
5.57%, 01/16/2036
(e)
225 238
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(e)
200 184
CME Term Secured Overnight Financing
Rate 3 Month + 1.77%
2.26%, 07/09/2032
(e)
200 180
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc (continued)
3.15%, 07/16/2030
(e)
$ 350 $ 340
CME Term Secured Overnight Financing
Rate 3 Month + 1.39%
4.44%, 05/12/2032
(e)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.70%
5.32%, 07/08/2036
(a),(e)
340 352
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.41%, 09/13/2028
(e)
255 261
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.59%, 07/10/2035
(e)
260 276
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
5.74%, 05/27/2031
(e)
320 339
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
5.75%, 07/06/2034
(e)
315 337
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Morgan Stanley
1.79%, 02/13/2032
(e)
550 487
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(e)
95 84
Secured Overnight Financing Rate + 1.02%
2.24%, 07/21/2032
(e)
115 103
Secured Overnight Financing Rate + 1.18%
2.48%, 09/16/2036
(e)
410 363
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(e)
130 118
Secured Overnight Financing Rate + 1.20%
2.70%, 01/22/2031
(e)
450 426
Secured Overnight Financing Rate + 1.14%
2.80%, 01/25/2052
(e)
210 135
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(e)
90 83
Secured Overnight Financing Rate + 1.29%
3.22%, 04/22/2042
(e)
310 245
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 315 313
3 Month USD LIBOR + 1.34%
3.77%, 01/24/2029
(e)
600 598
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
3.95%, 04/23/2027 710 710
4.13%, 10/18/2029
(e)
155 155
Secured Overnight Financing Rate + 0.91%
4.21%, 04/20/2028
(e)
135 135
Secured Overnight Financing Rate + 1.61%
4.24%, 01/09/2030
(e)
295 296
Secured Overnight Financing Rate + 0.80%
4.30%, 01/27/2045 320 279
4.36%, 10/22/2031
(e)
655 657
Secured Overnight Financing Rate + 1.07%
4.65%, 10/18/2030
(e)
300 305
Secured Overnight Financing Rate + 1.10%
4.89%, 07/20/2033
(e)
275 281
Secured Overnight Financing Rate + 2.08%
4.89%, 10/22/2036
(e)
310 308
Secured Overnight Financing Rate + 1.31%
5.04%, 07/19/2030
(e)
260 268
Secured Overnight Financing Rate + 1.22%
5.07%, 01/30/2037
(e)
295 298
Secured Overnight Financing Rate + 1.18%
5.12%, 02/01/2029
(e)
320 327
Secured Overnight Financing Rate + 1.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.16%, 04/20/2029
(e)
$ 260 $ 266
Secured Overnight Financing Rate + 1.59%
5.17%, 01/16/2030
(e)
200 206
Secured Overnight Financing Rate + 1.45%
5.19%, 04/17/2031
(e)
440 456
Secured Overnight Financing Rate + 1.51%
5.23%, 01/15/2031
(e)
225 233
Secured Overnight Financing Rate + 1.11%
5.25%, 04/21/2034
(e)
425 440
Secured Overnight Financing Rate + 1.87%
5.31%, 01/18/2041
(e)
110 109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.32%, 07/19/2035
(e)
335 347
Secured Overnight Financing Rate + 1.56%
5.42%, 07/21/2034
(e)
315 329
Secured Overnight Financing Rate + 1.88%
5.45%, 07/20/2029
(e)
315 325
Secured Overnight Financing Rate + 1.63%
5.47%, 01/18/2035
(e)
325 340
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(e)
275 274
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(e)
420 442
Secured Overnight Financing Rate + 1.42%
5.60%, 03/24/2051
(e)
200 203
Secured Overnight Financing Rate + 4.84%
5.65%, 04/13/2028
(e)
105 107
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
250 261
Secured Overnight Financing Rate + 1.26%
5.66%, 04/17/2036
(e)
245 259
Secured Overnight Financing Rate + 1.76%
5.83%, 04/19/2035
(e)
275 294
Secured Overnight Financing Rate + 1.58%
5.95%, 01/19/2038
(e)
160 169
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.30%, 10/18/2028
(e)
310 321
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(e)
310 341
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 224
6.41%, 11/01/2029
(e)
280 296
Secured Overnight Financing Rate + 1.83%
6.63%, 11/01/2034
(e)
180 202
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.97%, 07/14/2028
(e)
260 263
Secured Overnight Financing Rate + 0.93%
5.02%, 01/12/2029
(e)
320 326
Secured Overnight Financing Rate + 0.91%
Morgan Stanley Private Bank NA
4.20%, 11/17/2028
(e)
250 251
Secured Overnight Financing Rate + 0.78%
4.21%, 02/08/2030
(e)
250 251
Secured Overnight Financing Rate + 0.76%
4.47%, 11/19/2031
(e)
250 252
Secured Overnight Financing Rate + 1.02%
4.73%, 07/18/2031
(e)
250 255
Secured Overnight Financing Rate + 1.08%
National Australia Bank Ltd/New York
4.15%, 01/13/2031 250 252
4.53%, 06/13/2030 300 308
4.79%, 01/10/2029
(a)
500 515
5.09%, 06/11/2027 250 254

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
4.89%, 05/18/2029
(e)
$ 500 $ 509
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(e)
400 410
3 Month USD LIBOR + 1.91%
5.12%, 05/23/2031
(e)
400 413
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.78%, 03/01/2035
(e)
200 213
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
Oesterreichische Kontrollbank AG
3.63%, 09/09/2027 325 326
3.75%, 09/05/2029 265 267
3.75%, 09/10/2030 155 156
4.00%, 05/28/2028 200 202
4.25%, 03/01/2028 320 325
4.50%, 01/24/2030 280 290
4.75%, 05/21/2027 250 254
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(e)
245 223
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 250 237
3.45%, 04/23/2029 175 173
4.08%, 01/26/2029
(e)
150 150
Secured Overnight Financing Rate + 0.61%
4.63%, 06/06/2033
(e)
160 160
Secured Overnight Financing Rate + 1.85%
4.90%, 05/13/2031
(e)
200 205
Secured Overnight Financing Rate + 1.33%
5.22%, 01/29/2031
(e)
295 307
Secured Overnight Financing Rate + 1.07%
5.35%, 12/02/2028
(e)
410 420
Secured Overnight Financing Rate + 1.62%
5.37%, 07/21/2036
(e)
220 228
Secured Overnight Financing Rate + 1.42%
5.40%, 07/23/2035
(e)
285 297
Secured Overnight Financing Rate + 1.60%
5.42%, 01/25/2041
(e)
150 152
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.68%, 01/22/2035
(e)
240 255
Secured Overnight Financing Rate + 1.90%
5.94%, 08/18/2034
(e)
315 340
Secured Overnight Financing Rate + 1.95%
Royal Bank of Canada
3.63%, 05/04/2027
(a)
320 320
3.88%, 05/04/2032 145 143
4.00%, 11/03/2028
(e)
160 160
Secured Overnight Financing Rate + 0.70%
4.31%, 11/03/2031
(e)
160 161
Secured Overnight Financing Rate + 0.98%
4.50%, 08/06/2029
(e)
155 157
Secured Overnight Financing Rate + 0.89%
4.65%, 10/18/2030
(e)
200 204
Secured Overnight Financing Rate + 1.08%
4.90%, 01/12/2028 165 168
4.95%, 02/01/2029 235 242
4.97%, 01/24/2029
(e)
215 219
Secured Overnight Financing Rate + 0.83%
4.97%, 05/02/2031
(e)
305 315
Secured Overnight Financing Rate + 1.13%
5.00%, 05/02/2033 175 181
5.15%, 02/04/2031
(e)
215 223
Secured Overnight Financing Rate + 1.03%
6.00%, 11/01/2027 155 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Santander Holdings USA Inc
5.35%, 09/06/2030
(e)
$ 325 $ 334
Secured Overnight Financing Rate + 1.94%
5.47%, 03/20/2029
(e)
155 158
Secured Overnight Financing Rate + 1.61%
Santander UK Group Holdings PLC
4.32%, 09/22/2029
(e)
315 316
Secured Overnight Financing Rate + 1.07%
State Street Corp
2.20%, 03/03/2031 60 55
4.33%, 10/22/2027 215 217
4.42%, 05/13/2033
(e)
135 136
Secured Overnight Financing Rate + 1.61%
4.53%, 02/20/2029
(e)
310 314
Secured Overnight Financing Rate + 1.02%
4.54%, 02/28/2028 150 152
4.68%, 10/22/2032
(e)
135 138
Secured Overnight Financing Rate + 1.05%
4.78%, 10/23/2036
(e)
95 95
Secured Overnight Financing Rate + 1.22%
4.82%, 01/26/2034
(e)
245 250
Secured Overnight Financing Rate + 1.57%
4.83%, 04/24/2030 305 314
5.15%, 02/28/2036
(e)
150 155
Secured Overnight Financing Rate + 1.22%
5.68%, 11/21/2029
(e)
140 146
Secured Overnight Financing Rate + 1.48%
Sumitomo Mitsui Financial Group Inc
2.13%, 07/08/2030 200 184
2.14%, 09/23/2030 150 137
2.93%, 09/17/2041 60 45
3.04%, 07/16/2029 200 194
3.36%, 07/12/2027
(a)
200 199
4.11%, 01/15/2029 200 201
4.66%, 07/08/2031
(e)
300 305
Secured Overnight Financing Rate + 1.19%
5.05%, 01/15/2037
(e)
325 329
Secured Overnight Financing Rate + 1.22%
5.24%, 04/15/2030 225 235
5.32%, 07/09/2029 260 270
5.42%, 07/09/2031 200 211
5.52%, 01/13/2028 410 423
5.63%, 01/15/2035 225 240
5.77%, 01/13/2033 400 430
5.80%, 07/13/2028 315 328
5.80%, 07/08/2046
(e)
245 250
Secured Overnight Financing Rate + 1.78%
5.81%, 09/14/2033 235 254
6.18%, 07/13/2043 160 177
Toronto-Dominion Bank/The
2.00%, 09/10/2031 60 54
3.20%, 03/10/2032 65 61
3.91%, 01/13/2028 145 145
4.11%, 06/08/2027 30 30
4.46%, 06/08/2032 70 71
4.57%, 06/02/2028 305 309
4.69%, 09/15/2027 330 334
4.78%, 12/17/2029
(a)
340 350
4.81%, 06/03/2030
(a)
155 159
4.93%, 10/15/2035 155 156
4.99%, 04/05/2029 250 258
5.30%, 01/30/2032 330 347
5.52%, 07/17/2028 160 166
Truist Bank
2.25%, 03/11/2030 500 462

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
1.89%, 06/07/2029
(e)
$ 130 $ 124
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 60 55
4.12%, 06/06/2028
(e)
290 291
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(e)
160 163
Secured Overnight Financing Rate + 1.44%
4.96%, 10/23/2036
(e)
310 310
Secured Overnight Financing Rate + 1.40%
5.07%, 05/20/2031
(e)
155 160
Secured Overnight Financing Rate + 1.31%
5.12%, 01/26/2034
(e)
160 164
Secured Overnight Financing Rate + 1.85%
5.15%, 08/05/2032
(e)
290 301
Secured Overnight Financing Rate + 1.57%
5.44%, 01/24/2030
(e)
65 67
Secured Overnight Financing Rate + 1.62%
5.71%, 01/24/2035
(e)
245 260
Secured Overnight Financing Rate + 1.92%
5.87%, 06/08/2034
(e)
160 171
Secured Overnight Financing Rate + 2.36%
UBS Group AG
4.88%, 05/15/2045 400 373
US Bancorp
1.38%, 07/22/2030 110 98
2.49%, 11/03/2036
(e)
400 354
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.15%, 04/27/2027 250 249
4.48%, 01/26/2032
(e)
350 354
Secured Overnight Financing Rate + 0.87%
4.65%, 02/01/2029
(e)
285 289
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(e)
285 289
Secured Overnight Financing Rate + 1.60%
5.05%, 02/12/2031
(e)
285 294
Secured Overnight Financing Rate + 1.06%
5.08%, 05/15/2031
(e)
105 109
Secured Overnight Financing Rate + 1.30%
5.38%, 01/23/2030
(e)
55 57
Secured Overnight Financing Rate + 1.56%
5.68%, 01/23/2035
(e)
240 255
Secured Overnight Financing Rate + 1.86%
5.84%, 06/12/2034
(e)
320 344
Secured Overnight Financing Rate + 2.26%
5.85%, 10/21/2033
(e)
155 167
Secured Overnight Financing Rate + 2.09%
US Bank NA/Cincinnati OH
4.73%, 05/15/2028
(e)
250 252
Secured Overnight Financing Rate + 0.91%
Wells Fargo & Co
2.39%, 06/02/2028
(e)
220 216
Secured Overnight Financing Rate + 2.10%
2.57%, 02/11/2031
(e)
475 447
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(e)
250 239
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041
(e)
485 379
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(e)
430 404
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(e)
385 383
Secured Overnight Financing Rate + 1.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co (continued)
3.58%, 05/22/2028
(e)
$ 375 $ 373
CME Term Secured Overnight Financing
Rate 3 Month + 1.57%
4.08%, 09/15/2029
(e)
375 375
Secured Overnight Financing Rate + 0.88%
4.15%, 01/24/2029 400 402
4.40%, 06/14/2046 110 93
4.61%, 04/25/2053
(e)
335 289
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 527
4.75%, 12/07/2046 250 221
4.81%, 07/25/2028
(e)
315 318
Secured Overnight Financing Rate + 1.98%
4.89%, 09/15/2036
(e)
255 256
Secured Overnight Financing Rate + 1.34%
4.90%, 07/25/2033
(e)
485 495
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 68
4.96%, 01/23/2037
(e)
145 146
Secured Overnight Financing Rate + 1.10%
4.97%, 04/23/2029
(e)
155 158
Secured Overnight Financing Rate + 1.37%
5.01%, 04/04/2051
(e)
440 403
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
5.15%, 04/23/2031
(e)
595 616
Secured Overnight Financing Rate + 1.50%
5.20%, 01/23/2030
(e)
265 273
Secured Overnight Financing Rate + 1.50%
5.21%, 12/03/2035
(e)
280 288
Secured Overnight Financing Rate + 1.38%
5.24%, 01/24/2031
(e)
200 208
Secured Overnight Financing Rate + 1.11%
5.38%, 11/02/2043 185 181
5.39%, 04/24/2034
(e)
375 391
Secured Overnight Financing Rate + 2.02%
5.43%, 01/23/2047
(e)
295 292
Secured Overnight Financing Rate + 1.23%
5.50%, 01/23/2035
(e)
265 278
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(e)
475 500
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(e)
475 491
Secured Overnight Financing Rate + 1.74%
5.61%, 04/23/2036
(e)
330 347
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 250 249
5.71%, 04/22/2028
(e)
250 255
Secured Overnight Financing Rate + 1.07%
6.30%, 10/23/2029
(e)
320 337
Secured Overnight Financing Rate + 1.79%
6.49%, 10/23/2034
(e)
320 355
Secured Overnight Financing Rate + 2.06%
Westpac Banking Corp
3.02%, 11/18/2036
(e)
405 371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 47
4.11%, 07/24/2034
(e)
555 550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.35%, 07/01/2030 425 433
5.05%, 04/16/2029 340 354
$ 155,921

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages - 0.47%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 $ 575 $ 577
4.90%, 02/01/2046 992 933
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 128
4.75%, 01/23/2029 550 563
4.95%, 01/15/2042 210 204
5.00%, 06/15/2034
(a)
125 130
5.45%, 01/23/2039 225 236
5.55%, 01/23/2049 570 574
5.80%, 01/23/2059 325 337
8.20%, 01/15/2039 60 78
Coca-Cola Co/The
1.50%, 03/05/2028 60 58
2.50%, 06/01/2040 140 107
2.50%, 03/15/2051 265 163
2.60%, 06/01/2050 140 89
2.88%, 05/05/2041 60 47
3.00%, 03/05/2051 465 316
4.65%, 08/14/2034 325 336
5.00%, 05/13/2034 455 479
5.20%, 01/14/2055 280 275
5.30%, 05/13/2054 455 452
Constellation Brands Inc
2.25%, 08/01/2031 290 261
3.15%, 08/01/2029 90 88
4.35%, 05/09/2027 160 161
4.90%, 05/01/2033 250 255
4.95%, 11/01/2035 155 155
Diageo Capital PLC
2.38%, 10/24/2029 200 190
5.30%, 10/24/2027 310 317
5.63%, 10/05/2033 400 429
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 54
3.35%, 03/15/2051 60 41
3.95%, 04/15/2029 735 731
4.05%, 04/15/2032 210 205
4.35%, 05/15/2028 175 176
4.50%, 04/15/2052 270 223
5.10%, 03/15/2027 155 157
5.15%, 05/15/2035 155 157
Molson Coors Beverage Co
4.20%, 07/15/2046 250 203
PepsiCo Inc
2.63%, 10/21/2041 725 539
2.75%, 10/21/2051 225 145
2.88%, 10/15/2049 145 98
3.00%, 10/15/2027 600 595
4.30%, 07/23/2030 155 158
4.45%, 02/07/2028 545 553
4.50%, 07/17/2029 345 353
4.65%, 07/23/2032 155 160
4.80%, 07/17/2034 345 357
5.00%, 02/07/2035 315 326
$ 13,169
Biotechnology - 0.30%
Amgen Inc
1.65%, 08/15/2028 125 119
2.00%, 01/15/2032 120 106
2.45%, 02/21/2030 155 146
2.77%, 09/01/2053 510 312
3.00%, 02/22/2029 200 195
3.00%, 01/15/2052 120 80
3.15%, 02/21/2040 155 125
3.38%, 02/21/2050 545 397
4.20%, 02/19/2031
(a)
160 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc (continued)
4.20%, 03/01/2033 $ 80 $ 79
4.20%, 02/22/2052 200 162
4.40%, 05/01/2045 265 232
4.66%, 06/15/2051 410 358
4.88%, 03/01/2053 80 72
5.15%, 03/02/2028 380 389
5.15%, 11/15/2041 113 111
5.25%, 03/02/2030 335 350
5.25%, 03/02/2033 350 367
5.50%, 02/19/2046 160 159
5.60%, 03/02/2043 320 327
5.65%, 03/02/2053 390 389
5.75%, 03/02/2063 240 238
Biogen Inc
5.20%, 09/15/2045 280 262
Gilead Sciences Inc
1.65%, 10/01/2030 150 136
2.80%, 10/01/2050 150 96
2.95%, 03/01/2027 240 238
4.15%, 03/01/2047 25 21
4.50%, 02/01/2045 500 447
4.75%, 03/01/2046 580 531
5.10%, 06/15/2035 140 145
5.25%, 10/15/2033 160 169
5.50%, 11/15/2054 340 339
5.55%, 10/15/2053 160 161
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 144
Royalty Pharma PLC
1.75%, 09/02/2027 655 634
2.20%, 09/02/2030 155 142
3.30%, 09/02/2040 155 122
5.95%, 09/25/2055 155 157
$ 8,617
Building Materials - 0.15%
Carrier Global Corp
2.72%, 02/15/2030 420 399
3.38%, 04/05/2040 155 127
3.58%, 04/05/2050 155 116
5.90%, 03/15/2034 116 125
6.20%, 03/15/2054 28 31
CRH America Finance Inc
4.40%, 02/09/2031 295 297
5.50%, 01/09/2035 285 300
5.60%, 02/09/2056 155 155
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 107
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 146
3.20%, 07/15/2051 60 41
5.15%, 12/01/2034 140 145
Masco Corp
1.50%, 02/15/2028 260 248
Owens Corning
4.30%, 07/15/2047 150 124
5.50%, 06/15/2027 130 132
5.70%, 06/15/2034 290 308
Trane Technologies Financing Ltd
3.80%, 03/21/2029 90 90
5.10%, 06/13/2034 380 397
Vulcan Materials Co
3.50%, 06/01/2030 295 288
3.90%, 04/01/2027
(a)
250 250
5.35%, 12/01/2034 275 287
$ 4,113

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.24%
Air Products and Chemicals Inc
2.80%, 05/15/2050 $ 300 $ 196
4.60%, 02/08/2029 130 133
4.80%, 03/03/2033 160 165
4.90%, 10/11/2032 210 218
Albemarle Corp
5.45%, 12/01/2044 200 189
Dow Chemical Co/The
2.10%, 11/15/2030 160 143
3.60%, 11/15/2050 160 104
4.38%, 11/15/2042 350 277
4.63%, 10/01/2044 270 218
4.80%, 11/30/2028 90 91
4.80%, 05/15/2049 340 266
5.15%, 02/15/2034 130 129
5.65%, 03/15/2036
(a)
155 155
DuPont de Nemours Inc
4.73%, 11/15/2028
(g)
302 306
Eastman Chemical Co
4.65%, 10/15/2044 75 65
Ecolab Inc
1.30%, 01/30/2031 150 132
2.75%, 08/18/2055 700 431
4.30%, 06/15/2028 60 61
5.00%, 09/01/2035 210 217
LYB International Finance BV
5.25%, 07/15/2043 225 197
LYB International Finance III LLC
2.25%, 10/01/2030 130 117
3.63%, 04/01/2051 130 85
4.20%, 10/15/2049 160 116
5.63%, 05/15/2033 160 164
Mosaic Co/The
5.63%, 11/15/2043 25 25
Nutrien Ltd
4.20%, 04/01/2029 400 402
4.50%, 03/12/2027 150 151
5.00%, 04/01/2049 280 256
5.40%, 06/21/2034 300 313
5.80%, 03/27/2053 330 337
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 222
2.95%, 08/15/2029 300 290
3.30%, 05/15/2050 90 63
4.30%, 08/15/2028 310 313
4.50%, 06/01/2047 390 338
Westlake Corp
3.13%, 08/15/2051 60 37
$ 6,922
Commercial Mortgage Backed Securities - 0.02%
Fannie Mae-Aces
2.98%, 12/25/2027
(h)
589 582
Commercial Services - 0.14%
American University/The
3.67%, 04/01/2049 35 28
Global Payments Inc
3.20%, 08/15/2029 140 134
4.15%, 08/15/2049 70 52
4.50%, 11/15/2028 145 145
4.88%, 11/15/2030 145 145
5.20%, 11/15/2032 285 287
5.55%, 11/15/2035 145 144
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 176
4.68%, 07/01/2114 100 86
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Moody's Corp
4.25%, 08/08/2032 $ 65 $ 65
5.00%, 08/05/2034 290 298
5.25%, 07/15/2044 90 88
PayPal Holdings Inc
2.85%, 10/01/2029 755 728
3.90%, 06/01/2027 65 65
4.40%, 06/01/2032 265 265
5.50%, 06/01/2054 130 124
S&P Global Inc
1.25%, 08/15/2030 160 142
2.45%, 03/01/2027 350 345
2.50%, 12/01/2029 55 52
3.25%, 12/01/2049 305 217
3.70%, 03/01/2052 100 76
5.25%, 09/15/2033 335 354
TR Finance LLC
5.85%, 04/15/2040 30 31
University of Southern California
5.25%, 10/01/2111 20 19
$ 4,066
Computers - 0.51%
Apple Inc
1.20%, 02/08/2028 430 411
1.65%, 05/11/2030 550 505
2.40%, 08/20/2050
(a)
210 126
2.65%, 05/11/2050 600 382
2.65%, 02/08/2051 240 151
2.70%, 08/05/2051 85 54
2.80%, 02/08/2061 550 327
2.90%, 09/12/2027 300 297
2.95%, 09/11/2049 140 96
3.00%, 06/20/2027 500 497
3.20%, 05/11/2027 110 110
3.35%, 08/08/2032 500 485
3.75%, 11/13/2047 195 157
3.85%, 05/04/2043 400 343
3.95%, 08/08/2052 235 189
4.20%, 05/12/2030 155 158
4.38%, 05/13/2045 305 276
4.50%, 05/12/2032 155 160
4.65%, 02/23/2046 375 349
4.75%, 05/12/2035
(a)
155 161
4.85%, 05/10/2053
(a)
320 306
Dell International LLC / EMC Corp
3.38%, 12/15/2041 310 240
3.45%, 12/15/2051 346 243
4.35%, 02/01/2030 535 538
4.50%, 02/15/2031 200 201
4.75%, 04/01/2028 100 102
5.10%, 02/15/2036
(a)
200 201
5.25%, 02/01/2028 160 164
5.30%, 10/01/2029 300 311
5.30%, 04/01/2032 150 156
5.40%, 04/15/2034 185 192
8.35%, 07/15/2046 26 33
Hewlett Packard Enterprise Co
4.05%, 09/15/2027 155 155
4.55%, 10/15/2029 535 541
4.85%, 10/15/2031 205 208
5.00%, 10/15/2034 470 466
6.20%, 10/15/2035 75 81
6.35%, 10/15/2045 340 349
HP Inc
3.00%, 06/17/2027 140 138
4.75%, 01/15/2028 495 501
6.00%, 09/15/2041 355 356
6.10%, 04/25/2035
(a)
150 160

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
IBM International Capital Pte Ltd
4.75%, 02/05/2031 $ 265 $ 270
4.90%, 02/05/2034 265 268
International Business Machines Corp
3.50%, 05/15/2029 410 404
4.00%, 06/20/2042 110 93
4.15%, 05/15/2039 195 175
4.25%, 05/15/2049 600 487
4.40%, 07/27/2032 100 100
4.50%, 02/06/2028 370 375
4.60%, 02/03/2033 200 202
4.65%, 02/10/2028 285 289
4.70%, 02/19/2046 145 129
5.10%, 02/06/2053 160 145
5.70%, 02/10/2055 245 241
5.80%, 02/03/2056 165 165
NetApp Inc
2.38%, 06/22/2027 155 152
$ 14,371
Consumer Products - 0.03%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 163
Clorox Co/The
1.80%, 05/15/2030 350 319
Kimberly-Clark Corp
5.30%, 03/01/2041 300 313
$ 795
Cosmetics & Personal Care - 0.17%
Colgate-Palmolive Co
4.20%, 05/01/2030 330 335
4.60%, 03/01/2028 160 163
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 125 113
2.38%, 12/01/2029 100 94
3.15%, 03/15/2027
(a)
100 99
Haleon US Capital LLC
3.38%, 03/24/2027 250 249
3.63%, 03/24/2032 250 241
4.00%, 03/24/2052 250 201
Kenvue Inc
4.85%, 05/22/2032 155 160
4.90%, 03/22/2033 160 165
5.05%, 03/22/2028 160 164
5.05%, 03/22/2053 330 308
5.10%, 03/22/2043 160 157
Procter & Gamble Co/The
3.55%, 03/25/2040 400 353
4.05%, 05/01/2030 175 177
4.10%, 11/03/2032 155 156
4.60%, 05/01/2035 155 159
Unilever Capital Corp
1.38%, 09/14/2030 150 135
1.75%, 08/12/2031 680 606
2.90%, 05/05/2027 435 432
4.63%, 08/12/2034 320 326
$ 4,793
Diversified Financial Services - 0.77%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 600 584
3.30%, 01/30/2032 375 350
3.40%, 10/29/2033 150 137
3.88%, 01/23/2028 250 250
4.13%, 02/28/2029 150 150
4.38%, 11/15/2030 150 150
4.75%, 01/15/2033 200 200
4.88%, 04/01/2028 165 168
4.95%, 09/10/2034 330 331
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust (continued)
5.10%, 01/19/2029 $ 150 $ 154
5.38%, 12/15/2031 365 381
Air Lease Corp
2.10%, 09/01/2028 385 366
2.88%, 01/15/2032 65 59
3.25%, 10/01/2029 200 193
5.10%, 03/01/2029 135 138
5.20%, 07/15/2031 130 133
Ally Financial Inc
2.20%, 11/02/2028 60 57
4.75%, 06/09/2027 160 161
5.55%, 07/31/2033
(e)
155 156
Secured Overnight Financing Rate + 1.78%
5.74%, 05/15/2029
(e)
170 175
Secured Overnight Financing Rate + 1.96%
8.00%, 11/01/2031 420 477
American Express Co
3.30%, 05/03/2027 250 249
4.05%, 05/03/2029 100 101
4.05%, 12/03/2042 440 384
4.46%, 02/10/2032
(a),(e)
150 152
Secured Overnight Financing Rate + 0.87%
4.73%, 04/25/2029
(e)
305 310
Secured Overnight Financing Rate + 1.26%
4.80%, 10/24/2036
(e)
155 154
Secured Overnight Financing Rate + 1.24%
4.92%, 07/20/2033
(e)
305 312
Secured Overnight Financing Rate + 1.22%
5.09%, 01/30/2031
(e)
215 222
Secured Overnight Financing Rate + 1.02%
5.28%, 07/27/2029
(e)
160 165
Secured Overnight Financing Rate + 1.28%
5.28%, 07/26/2035
(e)
345 358
Secured Overnight Financing Rate + 1.42%
5.41%, 02/08/2041
(e)
150 153
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
5.53%, 04/25/2030
(e)
250 261
Secured Overnight Financing Rate + 1.09%
5.67%, 04/25/2036
(e)
155 164
Secured Overnight Financing Rate + 1.79%
6.49%, 10/30/2031
(e)
70 77
Secured Overnight Financing Rate + 1.94%
BlackRock Funding Inc
4.90%, 01/08/2035 260 268
5.35%, 01/08/2055 430 418
Blackrock Inc
2.10%, 02/25/2032 295 263
2.40%, 04/30/2030 200 189
Capital One Financial Corp
2.36%, 07/29/2032
(e)
255 225
Secured Overnight Financing Rate + 1.34%
4.49%, 09/11/2031
(e)
300 300
Secured Overnight Financing Rate + 1.25%
4.93%, 05/10/2028
(e)
220 222
Secured Overnight Financing Rate + 2.06%
5.20%, 09/11/2036
(e)
255 254
Secured Overnight Financing Rate + 1.63%
5.46%, 07/26/2030
(e)
140 145
Secured Overnight Financing Rate + 1.56%
5.70%, 02/01/2030
(e)
135 141
Secured Overnight Financing Rate + 1.91%
5.82%, 02/01/2034
(e)
160 169
Secured Overnight Financing Rate + 2.60%
5.88%, 07/26/2035
(e)
140 148
Secured Overnight Financing Rate + 1.99%

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp (continued)
6.05%, 02/01/2035
(e)
$ 245 $ 260
Secured Overnight Financing Rate + 2.26%
6.18%, 01/30/2036
(e)
145 151
Secured Overnight Financing Rate + 2.04%
6.31%, 06/08/2029
(e)
360 377
Secured Overnight Financing Rate + 2.64%
7.62%, 10/30/2031
(e)
210 237
Secured Overnight Financing Rate + 3.07%
Charles Schwab Corp/The
1.65%, 03/11/2031 400 355
1.95%, 12/01/2031 270 240
2.00%, 03/20/2028 115 111
3.20%, 01/25/2028 200 198
4.91%, 11/14/2036
(e)
335 335
Secured Overnight Financing Rate + 1.23%
5.64%, 05/19/2029
(e)
160 166
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(e)
155 169
Secured Overnight Financing Rate + 2.01%
6.20%, 11/17/2029
(e)
140 148
Secured Overnight Financing Rate + 1.88%
CME Group Inc
5.30%, 09/15/2043 200 204
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 103
2.10%, 06/15/2030 400 369
2.65%, 09/15/2040 160 120
3.00%, 09/15/2060 160 96
3.75%, 09/21/2028 160 160
3.95%, 12/01/2028 145 145
4.00%, 09/15/2027 385 386
4.25%, 09/21/2048 250 209
4.60%, 03/15/2033 220 223
4.95%, 06/15/2052 215 197
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 178
2.75%, 10/15/2032 300 262
4.15%, 01/23/2030 225 221
5.50%, 02/15/2036 145 143
Legg Mason Inc
5.63%, 01/15/2044 25 25
Mastercard Inc
2.00%, 11/18/2031 190 171
2.95%, 03/15/2051 60 40
3.35%, 03/26/2030 445 437
3.85%, 03/26/2050 350 278
4.55%, 03/15/2028 145 147
4.55%, 01/15/2035 270 272
4.88%, 03/09/2028 160 164
Nasdaq Inc
2.50%, 12/21/2040 55 40
5.35%, 06/28/2028 114 117
5.95%, 08/15/2053 295 306
Nomura Holdings Inc
2.68%, 07/16/2030 450 421
4.90%, 07/01/2030
(a)
200 205
5.84%, 01/18/2028
(a)
320 330
6.09%, 07/12/2033 315 342
Synchrony Financial
3.95%, 12/01/2027 360 358
4.95%, 02/25/2032
(e)
150 149
Secured Overnight Financing Rate + 1.53%
5.02%, 07/29/2029
(e)
155 157
Secured Overnight Financing Rate + 1.40%
Visa Inc
1.10%, 02/15/2031 60 53
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Visa Inc (continued)
1.90%, 04/15/2027 $ 80 $ 78
2.00%, 08/15/2050 160 88
2.70%, 04/15/2040 155 121
2.75%, 09/15/2027 150 148
4.10%, 02/12/2031
(a)
150 152
4.15%, 12/14/2035 500 489
4.30%, 12/14/2045 400 354
4.70%, 02/12/2036 150 152
$ 21,931
Electric - 2.09%
AEP Texas Inc
2.10%, 07/01/2030 160 147
3.45%, 01/15/2050 50 35
3.45%, 05/15/2051 60 41
4.70%, 05/15/2032 105 106
5.25%, 05/15/2052 105 97
AEP Transmission Co LLC
2.75%, 08/15/2051 60 37
4.00%, 12/01/2046 350 286
4.50%, 06/15/2052 70 60
5.40%, 03/15/2053 360 351
AES Corp/The
2.45%, 01/15/2031 360 334
Alabama Power Co
1.45%, 09/15/2030 155 139
3.13%, 07/15/2051 60 40
4.30%, 03/15/2031 155 157
Ameren Corp
1.75%, 03/15/2028 60 57
5.00%, 01/15/2029 130 134
5.00%, 05/15/2036
(i)
150 150
Ameren Illinois Co
1.55%, 11/15/2030 65 58
3.25%, 03/15/2050 75 52
3.85%, 09/01/2032 355 346
4.15%, 03/15/2046 330 279
5.63%, 03/01/2055 160 161
American Electric Power Co Inc
2.30%, 03/01/2030 155 145
5.63%, 03/01/2033 160 170
6.05%, 03/15/2056
(e)
315 316
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
Arizona Public Service Co
2.60%, 08/15/2029 290 276
2.65%, 09/15/2050 150 91
5.90%, 08/15/2055 185 190
Baltimore Gas and Electric Co
2.25%, 06/15/2031 310 283
4.55%, 06/01/2052 220 189
5.45%, 06/01/2035 155 163
5.65%, 06/01/2054 130 131
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 323
2.85%, 05/15/2051 85 54
3.80%, 07/15/2048 325 250
4.60%, 05/01/2053 355 301
5.15%, 11/15/2043 200 194
6.13%, 04/01/2036 350 384
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 43
4.25%, 02/01/2049 250 211
4.85%, 04/01/2036 160 161
4.95%, 04/01/2033 160 164
4.95%, 08/15/2035 155 157
5.20%, 10/01/2028 160 165

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CenterPoint Energy Inc
2.95%, 03/01/2030 $ 88 $ 84
CMS Energy Corp
3.75%, 12/01/2050
(e)
60 56
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 365 243
3.13%, 03/15/2051 420 283
4.00%, 03/01/2048 370 301
5.30%, 06/01/2034 130 137
5.30%, 02/01/2053 160 153
5.65%, 06/01/2054 130 131
5.95%, 06/01/2055 60 63
Connecticut Light and Power Co/The
2.05%, 07/01/2031 60 54
3.20%, 03/15/2027 140 139
4.00%, 04/01/2048 250 203
4.95%, 01/15/2030 300 310
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 305 281
3.00%, 12/01/2060 65 39
3.70%, 11/15/2059 80 57
3.88%, 06/15/2047 300 237
4.30%, 12/01/2056 250 202
5.20%, 03/01/2033 160 168
5.30%, 03/01/2035 300 313
5.75%, 11/15/2055 145 147
6.15%, 11/15/2052 155 166
6.30%, 08/15/2037 200 224
6.75%, 04/01/2038 160 185
Constellation Energy Generation LLC
3.90%, 01/08/2028 295 295
Consumers Energy Co
4.35%, 04/15/2049 300 257
4.50%, 01/15/2031 175 179
4.60%, 05/30/2029 135 138
4.70%, 01/15/2030 155 159
4.90%, 02/15/2029 155 159
5.05%, 05/15/2035 90 93
Dayton Power & Light Co/The
4.55%, 08/15/2030 50 50
Dominion Energy Inc
3.30%, 04/15/2041 60 46
3.38%, 04/01/2030 315 306
4.60%, 05/15/2028 280 284
4.90%, 08/01/2041 360 335
5.38%, 11/15/2032 410 429
5.45%, 03/15/2035 150 155
5.95%, 06/15/2035 200 215
DTE Electric Co
1.90%, 04/01/2028 40 39
2.63%, 03/01/2031 250 234
3.70%, 03/15/2045 200 160
5.20%, 03/01/2034 130 136
5.25%, 05/15/2035 155 161
5.40%, 04/01/2053 160 157
5.55%, 03/01/2056 295 295
DTE Energy Co
4.88%, 06/01/2028 105 107
4.95%, 07/01/2027 275 278
5.05%, 10/01/2035 155 156
5.20%, 04/01/2030 245 255
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 124
4.95%, 01/15/2033 160 166
5.25%, 03/15/2035 140 146
5.30%, 02/15/2040 125 128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Carolinas LLC (continued)
5.35%, 01/15/2053 $ 160 $ 155
5.40%, 01/15/2054 135 132
6.05%, 04/15/2038 230 252
Duke Energy Corp
3.15%, 08/15/2027 90 89
3.30%, 06/15/2041 60 47
3.50%, 06/15/2051 60 42
3.95%, 08/15/2047 150 117
4.20%, 06/15/2049 150 119
4.50%, 08/15/2032 340 343
4.80%, 12/15/2045 230 205
4.85%, 01/05/2029 135 138
4.95%, 09/15/2035 265 266
5.00%, 08/15/2052 240 213
5.45%, 06/15/2034 190 199
5.70%, 09/15/2055 205 201
5.80%, 06/15/2054 190 188
6.10%, 09/15/2053 160 166
Duke Energy Florida LLC
1.75%, 06/15/2030 155 141
2.50%, 12/01/2029 255 243
3.40%, 10/01/2046 200 149
4.20%, 12/01/2030 305 307
5.88%, 11/15/2033 145 157
5.95%, 11/15/2052 155 162
6.40%, 06/15/2038 505 567
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 98
5.40%, 04/01/2053 160 155
5.90%, 05/15/2055 155 160
Duke Energy Progress LLC
2.50%, 08/15/2050 160 96
5.55%, 03/15/2055 150 150
Emera US Finance LP
4.75%, 06/15/2046 75 65
Entergy Arkansas LLC
2.65%, 06/15/2051 45 27
4.20%, 04/01/2049 300 246
4.95%, 01/15/2036 150 151
5.15%, 01/15/2033 160 167
Entergy Corp
1.90%, 06/15/2028 35 33
2.40%, 06/15/2031 60 55
Entergy Louisiana LLC
2.90%, 03/15/2051 35 22
3.10%, 06/15/2041 60 46
3.12%, 09/01/2027 200 198
4.75%, 09/15/2052 415 365
5.15%, 09/15/2034 145 150
5.65%, 04/15/2056
(a)
150 149
5.80%, 03/15/2055 390 397
Entergy Texas Inc
1.75%, 03/15/2031 150 134
4.00%, 03/30/2029 170 170
Evergy Kansas Central Inc
5.25%, 03/15/2035 320 329
5.70%, 03/15/2053 160 163
Evergy Metro Inc
2.25%, 06/01/2030 155 145
5.13%, 08/15/2035 155 158
Eversource Energy
1.65%, 08/15/2030 160 143
4.45%, 12/15/2030 155 156
5.13%, 05/15/2033 160 164

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Exelon Corp
3.35%, 03/15/2032 $ 65 $ 61
4.95%, 03/15/2036 150 149
5.13%, 03/15/2031 165 172
5.15%, 03/15/2029 125 129
6.50%, 03/15/2055
(e)
225 235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
FirstEnergy Transmission LLC
4.75%, 01/15/2033 155 156
Florida Power & Light Co
2.45%, 02/03/2032 65 59
2.88%, 12/04/2051 65 42
3.70%, 12/01/2047 70 54
4.05%, 10/01/2044 145 123
4.13%, 02/01/2042 300 265
4.40%, 05/15/2028 160 162
4.70%, 02/15/2036 445 446
4.80%, 05/15/2033 120 123
5.10%, 04/01/2033 160 167
5.30%, 06/15/2034 130 137
5.60%, 06/15/2054 130 132
5.65%, 02/01/2037 250 270
5.70%, 03/15/2055 145 149
Georgia Power Co
4.30%, 03/15/2042 460 413
4.55%, 03/15/2030 340 347
4.65%, 05/16/2028 160 163
4.70%, 05/15/2032 65 67
5.50%, 10/01/2055 160 158
Indiana Michigan Power Co
5.60%, 03/15/2056 55 55
Interstate Power and Light Co
2.30%, 06/01/2030 40 37
4.10%, 09/26/2028 200 201
5.60%, 06/29/2035 160 168
5.60%, 10/01/2055 155 152
Jersey Central Power & Light Co
4.40%, 01/15/2031
(g)
155 156
Kentucky Utilities Co
3.30%, 06/01/2050 205 143
5.85%, 08/15/2055 205 211
MidAmerican Energy Co
3.15%, 04/15/2050 145 101
4.25%, 07/15/2049 215 180
5.30%, 02/01/2055 135 131
Mississippi Power Co
4.25%, 03/15/2042 30 26
National Rural Utilities Cooperative Finance Corp
4.05%, 02/09/2029 150 151
4.12%, 09/16/2027 135 136
4.15%, 08/25/2028 155 156
4.15%, 12/15/2032 365 360
4.80%, 03/15/2028 365 372
5.00%, 02/07/2031 135 140
5.15%, 06/15/2029 130 135
Nevada Power Co
2.40%, 05/01/2030 200 187
NextEra Energy Capital Holdings Inc
1.90%, 06/15/2028 195 187
2.25%, 06/01/2030 250 232
2.75%, 11/01/2029 270 259
3.55%, 05/01/2027 350 349
4.40%, 03/01/2031 150 152
4.69%, 09/01/2027 80 81
4.90%, 02/28/2028 160 163
4.90%, 03/15/2029 135 139
5.00%, 07/15/2032 70 72
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc (continued)
5.05%, 03/15/2030 $ 200 $ 207
5.25%, 03/15/2034 135 140
5.25%, 02/28/2053 160 149
5.45%, 03/15/2035 220 229
5.90%, 03/15/2055 145 147
6.50%, 08/15/2055
(e)
285 302
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
Northern States Power Co/MN
2.25%, 04/01/2031 60 55
2.60%, 06/01/2051 97 61
2.90%, 03/01/2050 70 47
5.05%, 05/15/2035 175 180
5.10%, 05/15/2053 160 150
5.35%, 11/01/2039 30 31
5.65%, 05/15/2055 155 158
NSTAR Electric Co
4.55%, 06/01/2052 65 56
4.95%, 09/15/2052 290 265
5.20%, 03/01/2035 150 154
5.40%, 06/01/2034 130 136
Ohio Power Co
1.63%, 01/15/2031 265 235
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 195 132
4.15%, 06/01/2032 65 64
4.30%, 05/15/2028 285 288
4.50%, 03/20/2027
(g)
155 156
4.55%, 09/15/2032 195 197
4.60%, 06/01/2052 65 56
4.65%, 11/01/2029 140 143
5.55%, 06/15/2054 115 114
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 590
2.50%, 02/01/2031 845 773
3.30%, 08/01/2040 155 120
3.50%, 08/01/2050 850 587
4.20%, 06/01/2041 195 165
5.05%, 10/15/2032 330 336
5.20%, 05/01/2036 150 151
5.70%, 03/01/2035 150 156
5.80%, 05/15/2034 125 132
5.90%, 06/15/2032 60 64
5.90%, 10/01/2054 135 131
6.10%, 01/15/2029 360 378
6.75%, 01/15/2053 160 173
PacifiCorp
2.90%, 06/15/2052 60 36
5.30%, 02/15/2031 265 275
5.35%, 12/01/2053 155 139
5.50%, 05/15/2054 160 147
6.00%, 01/15/2039 310 318
6.25%, 10/15/2037 330 351
PECO Energy Co
2.80%, 06/15/2050 110 70
2.85%, 09/15/2051 150 95
4.38%, 08/15/2052 360 300
4.60%, 05/15/2052 20 17
4.88%, 09/15/2035 155 157
PPL Capital Funding Inc
5.25%, 09/01/2034 295 305
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 47
3.95%, 06/01/2047 100 81
4.85%, 02/15/2034 65 67
5.00%, 05/15/2033 160 165

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado
1.88%, 06/15/2031 $ 45 $ 40
2.70%, 01/15/2051 95 58
3.20%, 03/01/2050 250 172
5.15%, 09/15/2035 155 158
5.25%, 04/01/2053 200 188
5.35%, 05/15/2034 195 204
5.85%, 05/15/2055 160 164
Public Service Co of New Hampshire
4.40%, 07/01/2028 155 157
Public Service Co of Oklahoma
5.20%, 01/15/2035 235 240
5.25%, 01/15/2033 160 166
Public Service Electric and Gas Co
3.15%, 01/01/2050 155 107
3.65%, 09/01/2028 200 200
3.80%, 03/01/2046 295 238
4.20%, 01/01/2031 150 151
4.85%, 08/01/2034 140 142
4.90%, 08/15/2035 265 270
5.30%, 08/01/2054 140 136
5.45%, 08/01/2053 155 153
Public Service Enterprise Group Inc
4.90%, 03/15/2030 75 77
5.88%, 10/15/2028 160 167
6.13%, 10/15/2033 160 173
Puget Sound Energy Inc
2.89%, 09/15/2051 170 111
5.60%, 09/15/2055 155 155
San Diego Gas & Electric Co
1.70%, 10/01/2030 380 342
3.32%, 04/15/2050 155 109
3.70%, 03/15/2052 65 48
4.50%, 08/15/2040 50 46
Sempra
4.00%, 02/01/2048 70 54
6.55%, 04/01/2055
(e)
380 388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern California Edison Co
2.25%, 06/01/2030 155 143
2.85%, 08/01/2029 100 96
3.45%, 02/01/2052 65 44
3.65%, 02/01/2050 320 229
4.00%, 04/01/2047 450 346
4.70%, 06/01/2027 135 136
5.25%, 03/15/2030 175 181
5.30%, 03/01/2028 160 164
5.45%, 06/01/2031 200 210
5.45%, 03/01/2035 215 221
5.50%, 03/15/2040 175 175
5.65%, 10/01/2028 160 166
5.70%, 03/01/2053 160 152
5.85%, 11/01/2027 155 159
5.90%, 03/01/2055 105 104
5.95%, 02/01/2038 30 31
Southern Co/The
1.75%, 03/15/2028 60 58
4.40%, 07/01/2046 300 257
5.20%, 06/15/2033 160 166
5.50%, 03/15/2029 160 167
5.70%, 10/15/2032 335 359
5.70%, 03/15/2034 400 425
Southern Power Co
4.90%, 10/01/2035 135 135
4.95%, 12/15/2046 35 32
Southwestern Electric Power Co
4.10%, 09/15/2028 250 250
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Public Service Co
4.50%, 08/15/2041 $ 150 $ 135
6.00%, 06/01/2054 195 202
Tampa Electric Co
3.45%, 03/15/2051 100 72
Tucson Electric Power Co
1.50%, 08/01/2030 105 94
3.25%, 05/01/2051 60 41
Union Electric Co
2.15%, 03/15/2032 60 53
2.63%, 03/15/2051 130 80
5.45%, 03/15/2053 160 158
5.55%, 03/15/2056 150 149
Virginia Electric and Power Co
2.30%, 11/15/2031 265 239
2.45%, 12/15/2050 145 84
2.95%, 11/15/2051 120 76
3.75%, 05/15/2027 190 190
5.05%, 08/15/2034 150 153
5.45%, 04/01/2053 310 298
5.55%, 08/15/2054 150 146
5.60%, 09/15/2055 295 289
5.70%, 03/15/2056
(i)
295 293
8.88%, 11/15/2038 225 301
WEC Energy Group Inc
1.38%, 10/15/2027 130 125
2.20%, 12/15/2028 60 57
Wisconsin Electric Power Co
4.15%, 10/15/2030 160 161
4.75%, 09/30/2032
(a)
180 185
Wisconsin Power and Light Co
5.70%, 12/15/2055 160 160
Wisconsin Public Service Corp
4.55%, 12/01/2029 290 296
Xcel Energy Inc
1.75%, 03/15/2027 215 210
2.60%, 12/01/2029 140 133
4.60%, 06/01/2032 40 40
4.75%, 03/21/2028 155 157
5.75%, 12/03/2056
(e),(i)
115 115
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 59,037
Electrical Components & Equipment - 0.02%
Emerson Electric Co
2.20%, 12/21/2031 495 449
Electronics - 0.12%
Amphenol Corp
3.90%, 11/15/2028 155 156
4.13%, 11/15/2030 135 136
4.40%, 02/15/2033 155 155
5.00%, 01/15/2035 475 487
5.05%, 04/05/2027 275 279
5.30%, 11/15/2055 155 150
Honeywell International Inc
1.10%, 03/01/2027 60 58
1.75%, 09/01/2031 60 53
1.95%, 06/01/2030 450 415
3.81%, 11/21/2047 100 80
4.25%, 01/15/2029 160 162
4.70%, 02/01/2030 270 277
5.00%, 02/15/2033 250 261
5.00%, 03/01/2035 295 304
5.25%, 03/01/2054 225 217
Tyco Electronics Group SA
4.88%, 02/09/2036 145 147
7.13%, 10/01/2037 37 44
$ 3,381

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0.17%
Republic Services Inc
1.75%, 02/15/2032 $ 335 $ 293
2.30%, 03/01/2030 685 642
3.38%, 11/15/2027 385 382
5.00%, 11/15/2029 130 135
5.00%, 04/01/2034 320 332
5.15%, 03/15/2035 75 78
Waste Connections Inc
2.20%, 01/15/2032 120 107
4.20%, 01/15/2033 435 431
Waste Management Inc
2.00%, 06/01/2029 60 57
2.50%, 11/15/2050 75 46
3.15%, 11/15/2027 790 784
4.15%, 04/15/2032 100 100
4.63%, 02/15/2033 160 164
4.65%, 03/15/2030 310 318
4.88%, 02/15/2029 310 319
4.95%, 07/03/2031 130 136
4.95%, 03/15/2035 310 319
5.35%, 10/15/2054 240 238
$ 4,881
Finance - Mortgage Loan/Banker - 0.25%
Fannie Mae
0.75%, 10/08/2027 270 259
0.88%, 08/05/2030 510 457
5.63%, 07/15/2037 65 73
6.25%, 05/15/2029 750 814
6.63%, 11/15/2030 230 261
7.13%, 01/15/2030 250 283
7.25%, 05/15/2030 249 285
Federal Home Loan Banks
3.25%, 11/16/2028 950 948
3.50%, 09/09/2027 230 230
3.50%, 10/04/2027 300 300
3.88%, 06/04/2027 300 301
4.00%, 03/10/2027 845 849
4.00%, 06/30/2028 400 406
4.75%, 04/09/2027 375 380
5.50%, 07/15/2036 370 414
Freddie Mac
6.25%, 07/15/2032 280 320
6.75%, 03/15/2031 543 623
$ 7,203
Food - 0.37%
Campbell's Company/The
4.15%, 03/15/2028 185 186
Conagra Brands Inc
1.38%, 11/01/2027 100 96
4.85%, 11/01/2028 140 142
5.30%, 11/01/2038 85 82
5.40%, 11/01/2048 445 399
General Mills Inc
2.25%, 10/14/2031 775 696
4.88%, 01/30/2030 140 144
4.95%, 03/29/2033 160 164
5.50%, 10/17/2028 160 166
Hershey Co/The
2.65%, 06/01/2050 185 118
J M Smucker Co/The
2.13%, 03/15/2032 19 17
5.90%, 11/15/2028 245 257
6.50%, 11/15/2043 235 257
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
5.50%, 01/15/2036 355 364
5.75%, 04/01/2033 193 203
6.25%, 03/01/2056 205 209
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings (continued)
6.38%, 02/25/2055 $ 215 $ 222
6.38%, 04/15/2066 155 158
6.50%, 12/01/2052 265 280
6.75%, 03/15/2034 349 389
Kellanova
2.10%, 06/01/2030 155 144
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 10
Kraft Heinz Foods Co
4.38%, 06/01/2046 345 283
4.88%, 10/01/2049 200 172
5.00%, 06/04/2042 200 183
5.20%, 03/15/2032 145 150
5.20%, 07/15/2045 170 156
6.50%, 02/09/2040 200 217
Kroger Co/The
1.70%, 01/15/2031 60 53
3.70%, 08/01/2027 700 699
4.45%, 02/01/2047 345 295
5.00%, 09/15/2034 200 203
5.15%, 08/01/2043 300 290
5.40%, 07/15/2040 30 30
5.50%, 09/15/2054 270 261
5.65%, 09/15/2064 210 203
McCormick & Co Inc/MD
1.85%, 02/15/2031 60 54
Mondelez International Inc
1.50%, 02/04/2031 165 145
2.63%, 03/17/2027 65 64
2.63%, 09/04/2050 165 101
4.25%, 05/06/2028 155 156
4.50%, 05/06/2030 155 157
4.75%, 08/28/2034
(a)
145 146
Sysco Corp
2.40%, 02/15/2030 250 235
2.45%, 12/14/2031 115 104
4.40%, 07/25/2031 160 161
4.85%, 10/01/2045 250 228
5.40%, 03/23/2035 315 329
5.75%, 01/17/2029 145 152
Tyson Foods Inc
3.55%, 06/02/2027 75 75
4.55%, 06/02/2047 350 307
4.95%, 02/20/2036 150 151
$ 10,463
Forest Products & Paper - 0.02%
Georgia-Pacific LLC
7.75%, 11/15/2029 20 23
International Paper Co
4.80%, 06/15/2044 200 178
Suzano Austria GmbH
2.50%, 09/15/2028 255 244
Suzano Netherlands BV
5.50%, 01/15/2036 120 121
$ 566
Gas - 0.14%
Atmos Energy Corp
1.50%, 01/15/2031 150 134
3.38%, 09/15/2049 145 104
4.13%, 10/15/2044 140 120
5.45%, 01/15/2056 160 158
5.75%, 10/15/2052 210 216
5.90%, 11/15/2033 160 175
6.20%, 11/15/2053 120 132

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 $ 150 $ 135
4.40%, 07/01/2032 70 70
5.25%, 03/01/2028 160 164
NiSource Inc
3.60%, 05/01/2030 320 314
5.00%, 06/15/2052 135 120
5.25%, 03/30/2028 65 67
5.35%, 07/15/2035 305 315
5.40%, 06/30/2033 160 168
5.65%, 02/01/2045 250 252
5.85%, 04/01/2055 155 156
Southern California Gas Co
2.55%, 02/01/2030 155 147
5.05%, 09/01/2034 320 328
5.45%, 06/15/2035 155 163
5.75%, 06/01/2053 160 161
6.00%, 06/15/2055 145 150
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 143
3.15%, 09/30/2051 60 40
5.10%, 09/15/2035 155 158
$ 4,090
Hand & Machine Tools - 0.03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 700 649
2.75%, 11/15/2050 85 52
$ 701
Healthcare - Products - 0.39%
Abbott Laboratories
3.70%, 03/09/2029
(i)
295 295
4.00%, 03/15/2031
(i)
295 295
4.30%, 03/15/2033
(i)
295 295
4.65%, 03/15/2036
(i)
295 295
4.75%, 11/30/2036 350 353
4.75%, 03/15/2038
(i)
150 150
4.75%, 04/15/2043 300 286
4.90%, 11/30/2046 210 199
5.30%, 05/27/2040 300 313
5.50%, 03/15/2056
(i)
295 296
5.60%, 03/15/2066
(i)
295 295
Agilent Technologies Inc
2.10%, 06/04/2030 155 143
2.30%, 03/12/2031 60 55
Baxter International Inc
1.73%, 04/01/2031 85 73
2.27%, 12/01/2028 665 629
2.54%, 02/01/2032 380 332
3.13%, 12/01/2051 260 162
Boston Scientific Corp
2.65%, 06/01/2030 350 331
Danaher Corp
2.60%, 10/01/2050 150 93
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 143
3.25%, 11/15/2039 150 124
GE HealthCare Technologies Inc
4.80%, 08/14/2029 155 159
5.50%, 06/15/2035 155 162
5.65%, 11/15/2027 355 365
5.86%, 03/15/2030 155 165
5.91%, 11/22/2032 155 168
6.38%, 11/22/2052 155 170
Koninklijke Philips NV
5.00%, 03/15/2042 30 28
Medtronic Global Holdings SCA
4.25%, 03/30/2028 160 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Inc
4.38%, 03/15/2035 $ 500 $ 495
4.63%, 03/15/2045 286 265
Revvity Inc
1.90%, 09/15/2028 45 43
Stryker Corp
1.95%, 06/15/2030 600 551
4.38%, 05/15/2044 25 22
4.63%, 03/15/2046 100 91
4.70%, 02/10/2028 545 553
4.85%, 12/08/2028 135 139
5.20%, 02/10/2035 145 150
Thermo Fisher Scientific Inc
2.00%, 10/15/2031
(a)
65 58
2.60%, 10/01/2029 145 139
2.80%, 10/15/2041 650 489
4.20%, 03/01/2031 120 121
4.55%, 06/15/2033 150 152
4.79%, 10/07/2035 200 202
4.80%, 11/21/2027 155 158
5.09%, 08/10/2033 300 313
5.40%, 08/10/2043 150 153
5.55%, 02/12/2046 150 153
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 410 375
$ 11,158
Healthcare - Services - 0.72%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 300
Aetna Inc
6.75%, 12/15/2037 205 228
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 109
Centene Corp
3.38%, 02/15/2030 600 556
4.63%, 12/15/2029 815 795
Cigna Group/The
2.40%, 03/15/2030 391 368
3.20%, 03/15/2040 155 124
3.40%, 03/01/2027 300 299
3.40%, 03/15/2051 90 63
3.88%, 10/15/2047 55 43
4.38%, 10/15/2028 175 177
4.80%, 08/15/2038 445 431
4.88%, 09/15/2032 155 159
5.13%, 05/15/2031 265 276
5.25%, 01/15/2036 230 236
5.60%, 02/15/2054 275 269
6.00%, 01/15/2056 155 161
Elevance Health Inc
3.13%, 05/15/2050 75 50
3.60%, 03/15/2051 60 43
4.10%, 03/01/2028 255 256
4.38%, 12/01/2047 300 251
4.60%, 09/15/2032 270 273
4.65%, 01/15/2043 330 298
4.75%, 02/15/2030 135 138
4.75%, 02/15/2033 160 162
5.20%, 02/15/2035 205 211
5.38%, 06/15/2034 200 208
5.65%, 06/15/2054 130 127
5.70%, 02/15/2055 265 261
5.70%, 09/15/2055 175 173
6.10%, 10/15/2052 155 161
HCA Inc
2.38%, 07/15/2031 60 54
3.38%, 03/15/2029 135 133
3.50%, 09/01/2030 680 659

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc (continued)
3.50%, 07/15/2051 $ 260 $ 179
4.38%, 03/15/2042 65 56
4.60%, 11/15/2032 170 170
5.00%, 03/01/2028 315 322
5.20%, 06/01/2028 160 164
5.45%, 04/01/2031 380 398
5.45%, 09/15/2034 210 218
5.50%, 03/01/2032 145 152
5.50%, 06/01/2033 160 168
5.50%, 06/15/2047 240 229
5.60%, 04/01/2034 130 137
5.70%, 11/15/2055 170 164
5.75%, 03/01/2035 220 233
5.95%, 09/15/2054 210 209
6.00%, 04/01/2054 200 200
Humana Inc
2.15%, 02/03/2032 150 131
3.13%, 08/15/2029 325 313
4.95%, 10/01/2044 320 279
5.50%, 03/15/2053 160 144
5.55%, 05/01/2035 235 239
Kaiser Foundation Hospitals
4.15%, 05/01/2047 500 427
Laboratory Corp of America Holdings
4.70%, 02/01/2045 500 455
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/2055 300 252
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 196
Quest Diagnostics Inc
2.95%, 06/30/2030 155 148
4.60%, 12/15/2027 220 223
5.00%, 12/15/2034 225 230
UnitedHealth Group Inc
2.00%, 05/15/2030 200 184
2.30%, 05/15/2031 60 55
2.75%, 05/15/2040 155 117
2.88%, 08/15/2029 150 145
2.90%, 05/15/2050 155 100
3.05%, 05/15/2041 330 253
3.25%, 05/15/2051 435 298
3.50%, 08/15/2039 125 105
3.70%, 05/15/2027 265 265
4.25%, 01/15/2029 175 177
4.25%, 04/15/2047 320 266
4.25%, 06/15/2048 110 91
4.40%, 06/15/2028 390 395
4.45%, 12/15/2048 95 81
4.60%, 04/15/2027 210 212
4.70%, 04/15/2029 105 108
4.75%, 07/15/2045 250 227
4.75%, 05/15/2052 155 135
4.80%, 01/15/2030 250 257
4.90%, 04/15/2031 210 217
4.95%, 01/15/2032 250 258
5.00%, 04/15/2034 210 215
5.15%, 07/15/2034 250 258
5.20%, 04/15/2063 320 289
5.30%, 06/15/2035 75 78
5.35%, 02/15/2033 200 210
5.50%, 07/15/2044 250 249
5.50%, 04/15/2064 210 199
5.63%, 07/15/2054 320 316
5.88%, 02/15/2053 310 315
5.95%, 06/15/2055 40 41
6.88%, 02/15/2038 200 232
$ 20,436
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0.01%
DR Horton Inc
1.40%, 10/15/2027 $ 150 $ 144
Home Furnishings - 0.01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 249
Insurance - 0.60%
Allstate Corp/The
1.45%, 12/15/2030 170 150
3.85%, 08/10/2049 200 154
5.25%, 03/30/2033 290 303
American International Group Inc
4.38%, 06/30/2050 100 84
4.75%, 04/01/2048 250 225
5.13%, 03/27/2033 255 263
5.45%, 05/07/2035 250 261
Aon Corp
2.80%, 05/15/2030 155 147
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 46
2.85%, 05/28/2027 65 64
2.90%, 08/23/2051 60 37
5.00%, 09/12/2032 260 269
5.35%, 02/28/2033 160 167
Aon North America Inc
5.13%, 03/01/2027 125 126
5.15%, 03/01/2029 190 196
5.45%, 03/01/2034 325 339
5.75%, 03/01/2054 260 257
Arch Capital Finance LLC
5.03%, 12/15/2046 45 42
Arthur J Gallagher & Co
4.60%, 12/15/2027 290 293
4.85%, 12/15/2029 220 225
5.15%, 02/15/2035 440 446
5.55%, 02/15/2055 220 211
Athene Holding Ltd
4.13%, 01/12/2028 300 299
6.25%, 04/01/2054 300 280
6.63%, 05/19/2055 155 152
Berkshire Hathaway Finance Corp
2.50%, 01/15/2051 90 54
2.85%, 10/15/2050 100 65
2.88%, 03/15/2032 250 236
3.85%, 03/15/2052 440 342
4.20%, 08/15/2048 270 228
4.25%, 01/15/2049 250 212
4.30%, 05/15/2043 235 213
5.75%, 01/15/2040 25 27
Brighthouse Financial Inc
4.70%, 06/22/2047 300 210
Brown & Brown Inc
4.90%, 06/23/2030 60 61
5.25%, 06/23/2032 155 158
5.55%, 06/23/2035 245 250
6.25%, 06/23/2055 205 209
Chubb INA Holdings LLC
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 125
4.35%, 11/03/2045 200 176
4.65%, 08/15/2029 145 149
5.00%, 03/15/2034 215 221
6.00%, 05/11/2037 175 192
CNA Financial Corp
2.05%, 08/15/2030 160 146
Corebridge Financial Inc
3.85%, 04/05/2029 180 178
3.90%, 04/05/2032 390 370
6.05%, 09/15/2033 160 171

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Equitable Holdings Inc
4.35%, 04/20/2028 $ 47 $ 47
5.00%, 04/20/2048 312 277
Hartford Insurance Group Inc/The
2.90%, 09/15/2051 195 126
Lincoln National Corp
6.30%, 10/09/2037 240 251
Markel Group Inc
3.45%, 05/07/2052 75 52
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 220 222
4.55%, 11/08/2027 140 141
4.85%, 11/15/2031 290 298
4.90%, 03/15/2049 110 100
4.95%, 03/15/2036 160 161
5.00%, 03/15/2035 275 280
5.40%, 09/15/2033 160 168
5.40%, 03/15/2055 220 211
5.70%, 09/15/2053 160 160
6.25%, 11/01/2052 155 166
MetLife Inc
4.05%, 03/01/2045 250 207
4.13%, 08/13/2042 250 212
4.60%, 05/13/2046 195 173
4.88%, 11/13/2043 50 46
5.25%, 01/15/2054 240 226
5.30%, 12/15/2034 280 291
5.38%, 07/15/2033 160 169
5.70%, 06/15/2035 300 321
5.85%, 03/15/2056
(e)
150 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
Progressive Corp/The
3.70%, 03/15/2052 210 157
4.35%, 04/25/2044 30 26
4.95%, 06/15/2033
(a)
160 165
Prudential Financial Inc
2.10%, 03/10/2030
(a)
400 374
3.70%, 10/01/2050
(e)
160 149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 574
5.20%, 03/14/2035 150 154
5.70%, 12/14/2036 200 211
5.70%, 09/15/2048
(e)
270 272
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 60
4.00%, 05/30/2047 175 144
5.05%, 07/24/2035 230 235
5.45%, 05/25/2053 200 199
6.25%, 06/15/2037 250 279
W R Berkley Corp
4.00%, 05/12/2050 75 59
Willis North America Inc
2.95%, 09/15/2029 150 143
3.88%, 09/15/2049 140 105
5.35%, 05/15/2033 160 165
$ 16,974
Internet - 0.69%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 500 459
3.15%, 02/09/2051 200 138
3.40%, 12/06/2027 860 854
4.20%, 12/06/2047 200 170
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alphabet Inc
1.90%, 08/15/2040 $ 160 $ 111
3.70%, 02/15/2029 115 115
3.88%, 11/15/2028 90 91
4.00%, 05/15/2030 630 634
4.10%, 11/15/2030 155 156
4.38%, 11/15/2032 155 157
4.40%, 02/15/2033 295 298
4.70%, 11/15/2035 305 309
4.80%, 02/15/2036 295 300
5.25%, 05/15/2055 355 346
5.30%, 05/15/2065 330 313
5.35%, 11/15/2045 155 156
5.45%, 11/15/2055 155 154
5.50%, 02/15/2046 150 153
5.65%, 02/15/2056 295 302
5.75%, 02/15/2066 295 300
Amazon.com Inc
1.65%, 05/12/2028 400 383
2.10%, 05/12/2031 410 373
2.50%, 06/03/2050 285 173
2.88%, 05/12/2041 210 161
3.10%, 05/12/2051 210 143
3.15%, 08/22/2027 600 596
3.25%, 05/12/2061 400 257
3.30%, 04/13/2027 180 179
3.88%, 08/22/2037 300 278
3.90%, 11/20/2028 285 287
3.95%, 04/13/2052 540 427
4.05%, 08/22/2047 500 414
4.25%, 08/22/2057 350 282
4.35%, 03/20/2033 145 146
4.65%, 11/20/2035 145 146
4.70%, 12/01/2032 420 434
4.80%, 12/05/2034 250 259
4.95%, 12/05/2044 180 175
5.45%, 11/20/2055 145 143
5.55%, 11/20/2065 145 142
eBay Inc
2.60%, 05/10/2031 360 332
3.65%, 05/10/2051 400 297
4.00%, 07/15/2042 20 17
5.95%, 11/22/2027 155 160
Expedia Group Inc
2.95%, 03/15/2031 263 244
Meta Platforms Inc
3.85%, 08/15/2032 435 426
4.20%, 11/15/2030 675 681
4.30%, 08/15/2029 405 412
4.45%, 08/15/2052 425 349
4.60%, 11/15/2032 620 630
4.75%, 08/15/2034 310 315
4.80%, 05/15/2030 100 103
4.88%, 11/15/2035 325 328
4.95%, 05/15/2033 160 166
5.40%, 08/15/2054 310 293
5.50%, 11/15/2045 465 459
5.55%, 08/15/2064 355 334
5.60%, 05/15/2053 320 312
5.63%, 11/15/2055 465 455
5.75%, 11/15/2065 465 453
Netflix Inc
4.90%, 08/15/2034 380 392
5.88%, 11/15/2028 485 510
Uber Technologies Inc
4.15%, 01/15/2031 455 453
4.80%, 09/15/2035 390 388
$ 19,423

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0.03%
Ares Capital Corp
5.10%, 01/15/2031 $ 155 $ 151
5.50%, 09/01/2030 155 153
Blackstone Private Credit Fund
5.05%, 09/10/2030 460 445
$ 749
Iron & Steel - 0.05%
ArcelorMittal SA
6.00%, 06/17/2034
(a)
260 282
Nucor Corp
3.13%, 04/01/2032 65 61
4.30%, 05/23/2027 65 66
Steel Dynamics Inc
1.65%, 10/15/2027 65 63
5.38%, 08/15/2034 130 135
5.75%, 05/15/2055 150 150
Vale Overseas Ltd
6.13%, 06/12/2033 320 344
6.40%, 06/28/2054 280 294
$ 1,395
Lodging - 0.06%
Hyatt Hotels Corp
5.25%, 06/30/2029 130 134
Marriott International Inc/MD
2.85%, 04/15/2031 510 478
4.50%, 05/01/2033 105 105
5.00%, 10/15/2027 275 279
5.10%, 05/01/2038 105 104
5.25%, 10/15/2035 55 56
5.35%, 03/15/2035 305 317
5.55%, 10/15/2028 315 327
$ 1,800
Machinery - Construction & Mining - 0.08%
Caterpillar Financial Services Corp
1.10%, 09/14/2027 120 115
3.70%, 01/10/2028 295 296
3.95%, 11/14/2028 145 146
4.70%, 11/15/2029 480 494
5.00%, 05/14/2027 130 132
Caterpillar Inc
2.60%, 04/09/2030 160 152
3.25%, 09/19/2049 145 106
3.80%, 08/15/2042 550 470
5.50%, 05/15/2055 305 316
$ 2,227
Machinery - Diversified - 0.16%
Deere & Co
3.90%, 06/09/2042 200 176
5.45%, 01/16/2035 340 363
Dover Corp
5.38%, 03/01/2041 30 31
Ingersoll Rand Inc
5.20%, 06/15/2027 130 132
5.31%, 06/15/2031 130 137
John Deere Capital Corp
1.50%, 03/06/2028 260 250
2.00%, 06/17/2031
(a)
55 50
2.35%, 03/08/2027 65 64
2.80%, 07/18/2029 115 111
4.15%, 09/15/2027 155 156
4.35%, 09/15/2032 345 350
4.55%, 06/05/2030 305 312
4.65%, 01/07/2028 355 362
4.85%, 06/11/2029 215 222
4.90%, 06/11/2027 215 218
4.90%, 03/07/2031 125 130
4.95%, 07/14/2028 160 165
5.10%, 04/11/2034 300 314
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Otis Worldwide Corp
2.57%, 02/15/2030 $ 155 $ 146
3.36%, 02/15/2050 455 327
5.13%, 09/04/2035 155 160
Rockwell Automation Inc
1.75%, 08/15/2031 40 35
2.80%, 08/15/2061 60 35
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 300 305
$ 4,551
Media - 0.56%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 113
2.30%, 02/01/2032 250 218
2.80%, 04/01/2031 110 100
3.50%, 06/01/2041 515 371
3.70%, 04/01/2051 110 71
3.85%, 04/01/2061 335 203
3.90%, 06/01/2052 210 138
4.40%, 12/01/2061 180 120
4.80%, 03/01/2050 600 457
5.38%, 04/01/2038 50 46
5.38%, 05/01/2047 240 200
5.75%, 04/01/2048 280 244
6.38%, 10/23/2035 275 287
6.48%, 10/23/2045 395 375
6.55%, 06/01/2034 380 404
6.70%, 12/01/2055
(a)
130 127
Comcast Corp
1.50%, 02/15/2031
(a)
410 362
2.45%, 08/15/2052 160 87
2.65%, 02/01/2030 115 110
2.65%, 08/15/2062 160 83
2.89%, 11/01/2051 465 281
2.94%, 11/01/2056 390 227
2.99%, 11/01/2063 409 228
3.15%, 02/15/2028 250 247
3.25%, 11/01/2039 230 184
3.45%, 02/01/2050 250 172
3.55%, 05/01/2028 685 682
3.75%, 04/01/2040 300 253
3.90%, 03/01/2038 160 142
3.97%, 11/01/2047 105 81
4.00%, 03/01/2048 210 162
4.15%, 10/15/2028 250 252
4.40%, 08/15/2035 245 238
4.55%, 01/15/2029 520 530
4.70%, 10/15/2048 300 256
4.80%, 05/15/2033 365 373
4.95%, 05/15/2032 155 160
5.10%, 06/01/2029 345 358
5.30%, 06/01/2034
(a)
345 360
5.35%, 05/15/2053 250 230
5.50%, 11/15/2032 325 347
5.65%, 06/15/2035 250 267
5.65%, 06/01/2054 295 285
6.05%, 05/15/2055
(a)
155 159
Discovery Communications LLC
5.20%, 09/20/2047 3 2
Fox Corp
5.48%, 01/25/2039 110 109
5.58%, 01/25/2049 320 304
6.50%, 10/13/2033 410 450
Paramount Global
4.38%, 03/15/2043 400 252
4.85%, 07/01/2042 300 200
7.88%, 07/30/2030 30 32

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 $ 20 $ 23
Time Warner Cable LLC
4.50%, 09/15/2042 170 134
5.50%, 09/01/2041 250 224
5.88%, 11/15/2040 260 244
6.55%, 05/01/2037 360 371
7.30%, 07/01/2038 60 65
Walt Disney Co/The
2.00%, 09/01/2029 350 330
2.20%, 01/13/2028 110 107
2.65%, 01/13/2031 475 450
2.75%, 09/01/2049 300 194
3.50%, 05/13/2040 155 131
3.60%, 01/13/2051 305 229
4.00%, 03/14/2031 150 150
4.63%, 03/14/2036 150 150
4.70%, 03/23/2050 220 199
4.95%, 10/15/2045 325 308
6.40%, 12/15/2035 369 420
6.65%, 11/15/2037 250 289
$ 15,957
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.90%, 01/15/2043 193 166
Mining - 0.18%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 410 440
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 150
4.90%, 02/28/2033 160 165
5.00%, 02/21/2030 285 296
5.00%, 02/15/2036 155 159
5.00%, 09/30/2043 500 485
5.25%, 09/08/2030 160 168
5.50%, 09/08/2053
(a)
160 161
Freeport-McMoRan Inc
4.38%, 08/01/2028 200 200
5.25%, 09/01/2029 700 711
Newmont Corp
2.60%, 07/15/2032 170 156
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 33
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 98
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 250 237
4.88%, 03/14/2030 430 444
5.00%, 03/09/2033 160 166
5.25%, 03/14/2035 350 365
5.75%, 03/14/2055 180 187
Southern Copper Corp
5.25%, 11/08/2042 200 197
5.88%, 04/23/2045 110 115
7.50%, 07/27/2035 240 286
$ 5,219
Miscellaneous Manufacturers - 0.08%
3M Co
2.38%, 08/26/2029 250 238
3.25%, 08/26/2049 100 70
5.15%, 03/15/2035 295 305
Eaton Corp
4.15%, 03/15/2033 300 299
4.15%, 11/02/2042 95 84
Parker-Hannifin Corp
4.20%, 11/21/2034 225 222
4.25%, 09/15/2027 435 438
4.50%, 09/15/2029 435 443
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Teledyne Technologies Inc
2.25%, 04/01/2028 $ 60 $ 58
$ 2,157
Oil & Gas - 0.80%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 186
2.72%, 01/12/2032 230 213
2.94%, 06/04/2051 425 278
3.00%, 02/24/2050 155 104
3.00%, 03/17/2052 135 89
3.06%, 06/17/2041 115 89
3.54%, 04/06/2027 215 214
3.59%, 04/14/2027 200 200
4.70%, 04/10/2029 270 277
4.81%, 02/13/2033 160 164
4.89%, 09/11/2033 160 164
4.97%, 10/17/2029 200 207
4.99%, 04/10/2034 135 139
5.02%, 11/17/2027 410 418
5.23%, 11/17/2034 200 209
BP Capital Markets PLC
3.28%, 09/19/2027 115 114
Canadian Natural Resources Ltd
4.95%, 06/01/2047 300 273
5.00%, 12/15/2029 295 304
6.25%, 03/15/2038 300 324
Cenovus Energy Inc
6.75%, 11/15/2039 40 45
Chevron Corp
2.00%, 05/11/2027 155 152
Chevron USA Inc
2.34%, 08/12/2050 160 96
4.05%, 08/13/2028 155 157
4.30%, 10/15/2030 270 275
4.69%, 04/15/2030 150 155
4.82%, 04/15/2032 320 333
4.85%, 10/15/2035 155 159
ConocoPhillips Co
3.80%, 03/15/2052 345 261
4.03%, 03/15/2062 290 216
4.30%, 11/15/2044 200 174
4.70%, 01/15/2030 210 215
5.00%, 01/15/2035 220 226
5.05%, 09/15/2033 215 224
5.50%, 01/15/2055 220 216
5.55%, 03/15/2054 155 153
Devon Energy Corp
5.00%, 06/15/2045 75 68
5.20%, 09/15/2034 305 313
5.60%, 07/15/2041 380 380
5.75%, 09/15/2054 205 200
Diamondback Energy Inc
5.15%, 01/30/2030 295 306
5.20%, 04/18/2027 55 56
5.40%, 04/18/2034 500 520
5.75%, 04/18/2054 350 342
EOG Resources Inc
4.40%, 07/15/2028 75 76
4.40%, 01/15/2031 145 147
5.35%, 01/15/2036 155 161
5.65%, 12/01/2054 210 210
5.95%, 07/15/2055 205 214
Equinor ASA
2.38%, 05/22/2030 250 235
3.00%, 04/06/2027 155 154
3.25%, 11/18/2049 445 318
3.63%, 04/06/2040 155 134
4.25%, 06/02/2028 300 303

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Equinor ASA (continued)
4.25%, 11/23/2041 $ 400 $ 361
Exxon Mobil Corp
2.44%, 08/16/2029 100 96
2.61%, 10/15/2030 500 475
3.00%, 08/16/2039 80 65
3.10%, 08/16/2049 500 351
3.45%, 04/15/2051 230 169
3.57%, 03/06/2045 340 273
4.23%, 03/19/2040 315 294
Hess Corp
4.30%, 04/01/2027 300 301
7.13%, 03/15/2033 21 25
7.30%, 08/15/2031 109 126
Marathon Petroleum Corp
5.00%, 09/15/2054 200 173
Occidental Petroleum Corp
5.38%, 01/01/2032 175 182
6.05%, 10/01/2054 230 229
6.45%, 09/15/2036 565 615
6.63%, 09/01/2030 320 346
Phillips 66
2.15%, 12/15/2030 110 100
4.65%, 11/15/2034 285 283
4.88%, 11/15/2044 350 315
5.88%, 05/01/2042 30 31
Phillips 66 Co
4.90%, 10/01/2046 270 242
4.95%, 12/01/2027 160 163
5.25%, 06/15/2031 205 215
5.50%, 03/15/2055 135 128
Pioneer Natural Resources Co
1.90%, 08/15/2030 160 147
2.15%, 01/15/2031 55 51
Shell Finance US Inc
3.25%, 04/06/2050 350 247
3.88%, 11/13/2028
(g)
300 302
4.00%, 05/10/2046 360 298
4.13%, 11/06/2030 125 126
4.13%, 05/11/2035 130 127
4.38%, 05/11/2045 325 285
4.55%, 08/12/2043 340 311
4.75%, 01/06/2036 155 156
6.38%, 12/15/2038
(g)
400 454
Shell International Finance BV
2.88%, 11/26/2041 120 90
Suncor Energy Inc
3.75%, 03/04/2051 60 44
4.00%, 11/15/2047 100 78
6.80%, 05/15/2038 77 87
6.85%, 06/01/2039 73 82
TotalEnergies Capital International SA
2.83%, 01/10/2030 250 241
2.99%, 06/29/2041 115 89
3.13%, 05/29/2050 265 181
3.39%, 06/29/2060 115 76
TotalEnergies Capital SA
5.15%, 04/05/2034 235 246
5.28%, 09/10/2054 135 130
5.43%, 09/10/2064 335 320
5.49%, 04/05/2054 235 232
TotalEnergies Capital USA LLC
4.25%, 01/13/2031 145 146
4.86%, 01/13/2036 145 146
Valero Energy Corp
2.80%, 12/01/2031 365 338
4.00%, 06/01/2052 525 397
6.63%, 06/15/2037 60 67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Valero Energy Corp (continued)
7.50%, 04/15/2032 $ 60 $ 70
Woodside Finance Ltd
5.40%, 05/19/2030 155 161
6.00%, 05/19/2035 305 323
$ 22,766
Oil & Gas Services - 0.05%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 150 146
3.34%, 12/15/2027 135 134
Halliburton Co
4.50%, 11/15/2041 400 365
5.00%, 11/15/2045 230 212
7.45%, 09/15/2039 386 466
NOV Inc
3.60%, 12/01/2029 150 147
$ 1,470
Packaging & Containers - 0.06%
Amcor Flexibles North America Inc
4.80%, 03/17/2028 175 178
5.10%, 03/17/2030 90 93
Packaging Corp of America
3.00%, 12/15/2029 500 482
3.05%, 10/01/2051 200 132
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 280 291
WRKCo Inc
3.00%, 06/15/2033 80 72
4.20%, 06/01/2032 500 492
$ 1,740
Pharmaceuticals - 1.31%
AbbVie Inc
3.20%, 11/21/2029 820 801
3.78%, 03/03/2028
(i)
150 150
4.05%, 11/21/2039 375 339
4.25%, 11/14/2028 140 142
4.25%, 11/21/2049 490 412
4.40%, 03/15/2033
(i)
150 151
4.40%, 11/06/2042 225 204
4.45%, 05/14/2046 270 239
4.50%, 05/14/2035 300 297
4.55%, 03/15/2035 170 169
4.80%, 03/15/2027 255 257
4.80%, 03/15/2029 455 467
4.85%, 06/15/2044 225 212
4.88%, 11/14/2048 440 407
4.95%, 03/15/2031 190 198
5.05%, 03/15/2034 270 280
5.20%, 03/15/2035 145 151
5.40%, 03/15/2054 150 147
5.60%, 03/15/2055 145 147
5.65%, 03/15/2066
(i)
150 151
Astrazeneca Finance LLC
1.75%, 05/28/2028 105 101
2.25%, 05/28/2031 60 55
4.85%, 02/26/2029 130 134
4.88%, 03/03/2028 285 291
4.88%, 03/03/2033 400 416
4.90%, 02/26/2031 130 135
AstraZeneca PLC
1.38%, 08/06/2030 350 314
3.00%, 05/28/2051 45 31
4.38%, 08/17/2048 60 53
6.45%, 09/15/2037 330 379

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Becton Dickinson & Co
1.96%, 02/11/2031 $ 60 $ 54
3.70%, 06/06/2027 600 598
3.79%, 05/20/2050 169 130
Bristol-Myers Squibb Co
1.13%, 11/13/2027 120 115
1.45%, 11/13/2030 65 58
2.55%, 11/13/2050 65 39
2.95%, 03/15/2032 200 187
3.55%, 03/15/2042 200 164
3.70%, 03/15/2052 250 187
4.13%, 06/15/2039 195 179
4.25%, 10/26/2049 360 300
4.35%, 11/15/2047 210 180
4.55%, 02/20/2048 171 150
5.20%, 02/22/2034 465 487
5.50%, 02/22/2044 130 133
5.55%, 02/22/2054 300 298
5.75%, 02/01/2031 140 150
Cardinal Health Inc
3.41%, 06/15/2027 400 398
4.50%, 09/15/2030 155 157
Cencora Inc
4.25%, 11/15/2030 150 151
4.90%, 02/13/2036 150 151
CVS Health Corp
1.30%, 08/21/2027 160 154
1.75%, 08/21/2030 160 144
1.88%, 02/28/2031 55 49
3.25%, 08/15/2029 740 720
4.30%, 03/25/2028 500 503
4.78%, 03/25/2038 905 865
5.00%, 09/15/2032 250 257
5.05%, 03/25/2048 725 647
5.13%, 07/20/2045 430 394
5.25%, 02/21/2033 160 166
5.30%, 06/01/2033 160 166
5.55%, 06/01/2031 130 137
5.70%, 06/01/2034 130 137
5.88%, 06/01/2053 320 314
6.25%, 09/15/2065 205 208
Eli Lilly & Co
2.50%, 09/15/2060 155 86
4.00%, 10/15/2028 435 439
4.15%, 03/15/2059 320 258
4.50%, 02/09/2029 130 133
4.55%, 02/12/2028 545 554
4.55%, 10/15/2032 155 158
4.60%, 08/14/2034 400 406
4.70%, 02/09/2034 130 133
4.75%, 02/12/2030 275 284
4.88%, 02/27/2053 120 110
5.00%, 02/09/2054 130 122
5.05%, 08/14/2054 400 378
5.60%, 02/12/2065 285 287
5.65%, 10/15/2065 130 132
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 140 141
4.50%, 04/15/2030 150 153
4.88%, 04/15/2035 75 77
6.38%, 05/15/2038 380 433
Johnson & Johnson
2.10%, 09/01/2040 115 83
3.70%, 03/01/2046 290 238
4.50%, 03/01/2027 215 217
4.55%, 03/01/2028 400 408
4.80%, 06/01/2029 520 538
4.90%, 06/01/2031 520 545
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson (continued)
4.95%, 06/01/2034 $ 260 $ 275
5.95%, 08/15/2037 75 84
McKesson Corp
4.65%, 05/30/2030 325 333
Merck & Co Inc
1.45%, 06/24/2030 200 181
1.70%, 06/10/2027 155 151
1.90%, 12/10/2028 70 67
2.35%, 06/24/2040 135 99
2.75%, 12/10/2051 310 195
2.90%, 12/10/2061 420 249
3.70%, 02/10/2045 600 485
3.85%, 09/15/2027 155 156
3.85%, 03/15/2029 285 286
4.15%, 09/15/2030 155 157
4.15%, 05/18/2043 325 285
4.45%, 12/04/2032 145 147
4.50%, 05/17/2033 300 306
4.75%, 12/04/2035 145 146
4.95%, 09/15/2035 155 159
5.00%, 05/17/2053 320 298
5.55%, 12/04/2055 145 145
5.70%, 12/04/2065 145 146
Novartis Capital Corp
2.75%, 08/14/2050 155 102
3.80%, 09/18/2029 300 300
4.10%, 11/05/2030 155 156
4.20%, 09/18/2034 300 298
4.30%, 11/05/2032 155 156
4.40%, 05/06/2044 250 227
4.60%, 11/05/2035 155 156
4.70%, 09/18/2054 300 272
5.20%, 11/05/2045 155 153
Pfizer Inc
1.75%, 08/18/2031 245 219
2.55%, 05/28/2040 800 600
4.00%, 12/15/2036 45 43
4.20%, 11/15/2030 155 157
4.20%, 09/15/2048 80 67
4.30%, 06/15/2043 225 201
4.40%, 05/15/2044
(a)
75 68
4.50%, 11/15/2032 145 147
5.60%, 11/15/2055 145 146
5.70%, 11/15/2065 145 144
7.20%, 03/15/2039 60 73
Pfizer Investment Enterprises Pte Ltd
4.45%, 05/19/2028 780 792
4.65%, 05/19/2030 320 328
4.75%, 05/19/2033 400 408
5.11%, 05/19/2043 320 311
5.30%, 05/19/2053 570 546
5.34%, 05/19/2063 370 347
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 646
3.18%, 07/09/2050 645 442
5.30%, 07/05/2034 260 271
Takeda US Financing Inc
5.90%, 07/07/2055 300 310
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 257
Viatris Inc
2.30%, 06/22/2027 115 112
2.70%, 06/22/2030 155 143
3.85%, 06/22/2040 335 264
4.00%, 06/22/2050 305 209
Wyeth LLC
5.95%, 04/01/2037 410 448

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc
2.00%, 05/15/2030 $ 85 $ 79
3.00%, 05/15/2050 40 27
4.15%, 08/17/2028 245 247
4.70%, 02/01/2043 250 233
$ 37,125
Pipelines - 0.93%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 296
Cheniere Energy Partners LP
5.55%, 10/30/2035 320 332
5.75%, 08/15/2034 255 269
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 560
Enbridge Inc
2.50%, 08/01/2033 465 406
3.13%, 11/15/2029 150 145
3.40%, 08/01/2051 45 31
4.60%, 06/20/2028 260 263
5.30%, 04/05/2029 195 202
5.55%, 06/20/2035 230 241
5.70%, 03/08/2033 160 170
5.95%, 04/05/2054 320 330
6.70%, 11/15/2053 215 242
Energy Transfer LP
3.75%, 05/15/2030 365 359
4.90%, 03/15/2035 200 200
5.25%, 04/15/2029 200 207
5.30%, 04/15/2047 500 457
5.35%, 05/15/2045 220 203
5.55%, 05/15/2034 205 213
5.70%, 04/01/2035 535 562
5.75%, 02/15/2033 155 165
6.05%, 09/01/2054 275 269
6.10%, 12/01/2028 320 337
6.25%, 04/15/2049 155 157
6.30%, 01/15/2056 145 147
6.40%, 12/01/2030 320 348
6.50%, 02/01/2042 370 396
Enterprise Products Operating LLC
3.13%, 07/31/2029 350 342
3.30%, 02/15/2053 80 55
4.25%, 02/15/2048 250 208
4.30%, 06/20/2028 105 106
4.45%, 02/15/2043 350 313
4.60%, 01/15/2031 155 158
4.85%, 01/31/2034 135 138
4.85%, 03/15/2044 385 359
4.95%, 02/15/2035 220 225
5.20%, 01/15/2036 190 196
5.55%, 02/16/2055 220 218
6.45%, 09/01/2040 490 551
6.88%, 03/01/2033 39 45
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 18
5.00%, 03/01/2043 275 256
Kinder Morgan Inc
2.00%, 02/15/2031 130 118
3.25%, 08/01/2050 130 88
3.60%, 02/15/2051 320 230
5.00%, 02/01/2029 335 345
5.05%, 02/15/2046 30 28
5.10%, 08/01/2029 150 155
5.20%, 06/01/2033 310 323
5.40%, 02/01/2034 335 352
5.55%, 06/01/2045 600 593
5.85%, 06/01/2035 290 312
5.95%, 08/01/2054 210 215
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP
4.13%, 03/01/2027 $ 425 $ 425
4.25%, 12/01/2027 300 301
4.50%, 04/15/2038 200 186
4.80%, 02/15/2031 155 158
5.00%, 01/15/2033 155 158
5.00%, 03/01/2033 160 163
5.30%, 04/01/2036 160 161
5.50%, 06/01/2034 200 207
5.50%, 02/15/2049 605 566
5.95%, 04/01/2055 150 147
6.20%, 09/15/2055 65 66
ONEOK Inc
3.40%, 09/01/2029 350 342
4.25%, 09/24/2027 350 352
4.75%, 10/15/2031 335 340
5.40%, 10/15/2035 480 490
5.70%, 11/01/2054 285 269
5.85%, 11/01/2064 285 270
6.05%, 09/01/2033 315 338
6.25%, 10/15/2055 240 243
6.63%, 09/01/2053 155 164
Plains All American Pipeline LP
5.95%, 06/15/2035 210 222
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 485 476
4.70%, 06/15/2044 330 288
5.60%, 01/15/2036 155 159
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 370 371
5.00%, 03/15/2027 375 377
Targa Resources Corp
4.90%, 09/15/2030 150 154
5.20%, 07/01/2027 220 224
5.40%, 07/30/2036 145 148
5.65%, 02/15/2036 150 156
6.13%, 03/15/2033 160 173
6.13%, 05/15/2055 405 410
6.15%, 03/01/2029 145 153
6.50%, 03/30/2034 215 238
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 302
Western Midstream Operating LP
4.80%, 03/01/2031 145 146
5.45%, 11/15/2034 290 295
6.15%, 04/01/2033 230 246
Williams Cos Inc/The
2.60%, 03/15/2031 160 148
3.50%, 10/15/2051 60 42
3.75%, 06/15/2027 195 195
4.63%, 06/30/2030 170 173
4.85%, 03/01/2048 350 310
4.90%, 03/15/2029 135 139
5.10%, 09/15/2045 120 112
5.15%, 03/15/2036 295 298
5.30%, 08/15/2028 250 258
5.30%, 09/30/2035 170 175
5.30%, 08/15/2052 65 61
5.65%, 03/15/2033 160 169
6.00%, 03/15/2055 310 318
6.30%, 04/15/2040 430 469
$ 26,205
Private Equity - 0.03%
Brookfield Finance Inc
2.72%, 04/15/2031 60 55
3.50%, 03/30/2051 150 103
3.90%, 01/25/2028 350 349

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Private Equity (continued)
Brookfield Finance Inc (continued)
5.33%, 01/15/2036 $ 155 $ 155
5.68%, 01/15/2035 130 134
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 250 169
$ 965
Regional Authority - 0.30%
Province of Alberta Canada
1.30%, 07/22/2030 275 249
3.30%, 03/15/2028 170 169
4.30%, 11/02/2035 300 302
4.50%, 06/26/2029 250 257
Province of British Columbia Canada
1.30%, 01/29/2031 160 143
3.90%, 08/27/2030 405 409
4.20%, 07/06/2033 315 318
4.70%, 01/24/2028 430 439
4.75%, 06/12/2034 250 261
4.80%, 11/15/2028 200 207
4.80%, 06/11/2035 300 313
Province of Manitoba Canada
1.50%, 10/25/2028 85 81
4.30%, 07/27/2033 160 162
Province of Ontario Canada
1.13%, 10/07/2030 300 268
2.13%, 01/21/2032 340 310
3.10%, 05/19/2027 285 283
3.70%, 09/17/2029 265 266
3.80%, 01/29/2029 290 292
3.90%, 09/04/2030 155 157
4.20%, 01/18/2029 360 367
4.45%, 11/20/2035 145 148
4.70%, 01/15/2030 305 317
4.85%, 06/11/2035 300 315
Province of Quebec Canada
1.35%, 05/28/2030 340 309
3.63%, 04/13/2028 320 321
3.88%, 01/14/2031 290 292
4.25%, 09/05/2034 405 407
4.50%, 04/03/2029 450 463
4.50%, 09/08/2033 160 165
4.63%, 08/28/2035 330 340
7.50%, 09/15/2029 36 41
$ 8,371
REITs - 0.77%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 200
2.75%, 12/15/2029 70 66
2.95%, 03/15/2034 65 57
4.90%, 12/15/2030 80 82
5.15%, 04/15/2053 160 145
5.25%, 03/15/2036 150 150
American Homes 4 Rent LP
4.95%, 06/15/2030 305 311
American Tower Corp
1.88%, 10/15/2030 175 158
2.90%, 01/15/2030 155 148
2.95%, 01/15/2051 60 39
3.65%, 03/15/2027 515 513
3.70%, 10/15/2049 300 226
3.95%, 03/15/2029 200 199
4.70%, 12/15/2032 400 405
5.25%, 07/15/2028 160 165
5.35%, 03/15/2035 155 161
5.65%, 03/15/2033 160 170
5.90%, 11/15/2033 160 173
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
AvalonBay Communities Inc
1.90%, 12/01/2028 $ 60 $ 57
2.05%, 01/15/2032 60 53
2.30%, 03/01/2030 390 365
4.35%, 12/01/2030 145 146
5.00%, 02/15/2033 155 160
5.00%, 08/01/2035 150 154
5.35%, 06/01/2034 130 137
Boston Properties LP
2.55%, 04/01/2032 245 215
2.90%, 03/15/2030 300 283
COPT Defense Properties LP
2.75%, 04/15/2031 60 55
Crown Castle Inc
2.50%, 07/15/2031 60 54
2.90%, 04/01/2041 360 268
3.10%, 11/15/2029 125 120
3.25%, 01/15/2051 115 77
3.80%, 02/15/2028 430 428
4.00%, 11/15/2049 95 73
4.90%, 09/01/2029 145 148
5.00%, 01/11/2028 160 163
5.10%, 05/01/2033 350 357
CubeSmart LP
2.00%, 02/15/2031 110 98
2.25%, 12/15/2028 60 57
5.13%, 11/01/2035
(a)
215 219
Digital Realty Trust LP
5.55%, 01/15/2028 345 355
Equinix Europe 2 Financing Corp LLC
4.70%, 03/15/2033
(i)
150 151
Equinix Inc
1.80%, 07/15/2027 155 151
2.50%, 05/15/2031 460 420
3.20%, 11/18/2029 330 319
3.40%, 02/15/2052 60 41
ERP Operating LP
4.65%, 09/15/2034 350 351
Essex Portfolio LP
1.70%, 03/01/2028 60 57
3.00%, 01/15/2030 140 134
4.00%, 03/01/2029 434 433
5.50%, 04/01/2034 135 141
Extra Space Storage LP
2.20%, 10/15/2030 75 69
2.40%, 10/15/2031 155 139
4.95%, 01/15/2033 155 157
5.40%, 02/01/2034 135 139
5.40%, 06/15/2035 200 207
5.50%, 07/01/2030 160 167
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 137
5.25%, 02/15/2033 155 156
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 133
Healthpeak OP LLC
2.13%, 12/01/2028 210 200
3.00%, 01/15/2030 350 335
5.25%, 12/15/2032 280 290
Kilroy Realty LP
2.50%, 11/15/2032 160 134
Kimco Realty OP LLC
2.25%, 12/01/2031 210 189
2.70%, 10/01/2030 160 152
3.70%, 10/01/2049 30 23
4.60%, 02/01/2033 165 167
5.30%, 02/01/2036 155 161
6.40%, 03/01/2034 180 201

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Mid-America Apartments LP
1.70%, 02/15/2031 $ 250 $ 222
5.30%, 02/15/2032 130 137
NNN REIT Inc
4.60%, 02/15/2031 155 157
Prologis LP
1.25%, 10/15/2030 160 142
1.75%, 07/01/2030 155 141
2.25%, 01/15/2032 60 54
2.88%, 11/15/2029 75 72
4.00%, 09/15/2028 200 201
4.63%, 01/15/2033 300 304
4.88%, 06/15/2028 160 164
5.25%, 05/15/2035 155 161
5.25%, 03/15/2054 330 318
Public Storage Operating Co
1.85%, 05/01/2028 115 110
2.25%, 11/09/2031 190 172
5.00%, 07/01/2035 155 160
5.10%, 08/01/2033 160 167
5.13%, 01/15/2029
(a)
160 166
Realty Income Corp
2.10%, 03/15/2028 60 58
2.20%, 06/15/2028 65 63
3.10%, 12/15/2029 300 291
3.25%, 01/15/2031 160 154
4.50%, 02/01/2033 160 160
4.75%, 02/15/2029 135 138
4.85%, 03/15/2030 160 165
4.90%, 07/15/2033 160 164
5.38%, 09/01/2054 305 299
Simon Property Group LP
1.75%, 02/01/2028 280 270
2.45%, 09/13/2029 200 190
2.65%, 02/01/2032 385 351
4.30%, 01/15/2031 145 146
4.38%, 10/01/2030 155 157
4.75%, 09/26/2034 305 307
4.75%, 03/15/2042 164 154
Store Capital LLC
4.95%, 02/11/2031
(g)
135 136
UDR Inc
2.10%, 08/01/2032 100 87
3.20%, 01/15/2030 145 141
Ventas Realty LP
3.00%, 01/15/2030 250 240
5.00%, 02/15/2036 295 295
5.10%, 07/15/2032 155 160
5.63%, 07/01/2034 130 137
VICI Properties LP
4.75%, 04/01/2028 75 76
5.13%, 11/15/2031 440 448
Welltower OP LLC
2.75%, 01/15/2032 285 263
4.13%, 03/15/2029 300 302
4.50%, 07/01/2030 155 158
5.13%, 07/01/2035 305 315
WP Carey Inc
2.40%, 02/01/2031 65 59
4.65%, 07/15/2030 155 157
$ 21,653
Retail - 0.59%
AutoZone Inc
1.65%, 01/15/2031 160 142
3.75%, 06/01/2027 200 200
3.75%, 04/18/2029 200 198
5.10%, 07/15/2029 260 268
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Costco Wholesale Corp
1.38%, 06/20/2027 $ 125 $ 121
Dollar Tree Inc
4.20%, 05/15/2028 130 130
Home Depot Inc/The
0.90%, 03/15/2028 55 52
1.88%, 09/15/2031 260 232
2.38%, 03/15/2051 55 32
2.75%, 09/15/2051 60 38
2.88%, 04/15/2027 65 64
2.95%, 06/15/2029 500 488
3.13%, 12/15/2049 235 163
3.95%, 09/15/2030
(a)
155 156
4.20%, 04/01/2043 300 265
4.25%, 04/01/2046 430 370
4.40%, 03/15/2045 300 266
4.85%, 06/25/2031 150 156
4.88%, 06/25/2027 130 132
4.90%, 04/15/2029 135 139
4.95%, 06/25/2034 260 269
4.95%, 09/15/2052 85 79
5.30%, 06/25/2054 330 320
5.40%, 09/15/2040 250 259
5.88%, 12/16/2036 400 438
Lowe's Cos Inc
1.30%, 04/15/2028
(a)
130 123
1.70%, 10/15/2030 130 117
3.10%, 05/03/2027 500 495
3.65%, 04/05/2029 135 134
3.70%, 04/15/2046 170 131
3.75%, 04/01/2032 215 208
4.00%, 10/15/2028 240 241
4.05%, 05/03/2047 300 242
4.25%, 04/01/2052 540 431
4.55%, 04/05/2049 135 116
4.85%, 10/15/2035 320 320
5.00%, 04/15/2033 130 134
5.00%, 04/15/2040 155 153
5.63%, 04/15/2053 380 374
5.75%, 07/01/2053 160 161
McDonald's Corp
2.63%, 09/01/2029
(a)
140 134
3.50%, 07/01/2027 250 249
3.70%, 02/15/2042 300 251
4.45%, 03/01/2047 500 438
4.60%, 05/15/2030 320 327
4.95%, 08/14/2033 175 182
5.00%, 02/13/2036 155 159
5.15%, 09/09/2052 255 240
6.30%, 03/01/2038 200 224
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 67
4.35%, 06/01/2028 300 303
Starbucks Corp
2.00%, 03/12/2027 290 285
3.00%, 02/14/2032
(a)
345 322
3.75%, 12/01/2047 370 287
4.30%, 06/15/2045 225 194
4.45%, 08/15/2049 220 188
4.80%, 05/15/2030 170 175
4.80%, 02/15/2033 120 123
Target Corp
2.35%, 02/15/2030 250 236
2.95%, 01/15/2052 325 215
4.50%, 09/15/2032 340 348
4.50%, 09/15/2034 305 305
4.80%, 01/15/2053
(a)
160 146

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
TJX Cos Inc/The
1.15%, 05/15/2028 $ 65 $ 61
1.60%, 05/15/2031 65 58
Walmart Inc
1.50%, 09/22/2028 300 285
1.80%, 09/22/2031 135 122
2.50%, 09/22/2041 135 100
2.65%, 09/22/2051 105 68
3.90%, 04/15/2028 50 50
3.95%, 06/28/2038 195 185
4.00%, 04/15/2030 275 279
4.00%, 04/11/2043 250 220
4.05%, 06/29/2048 300 254
4.10%, 04/28/2027 155 156
4.10%, 04/15/2033 275 277
4.15%, 09/09/2032 200 203
4.50%, 09/09/2052 300 268
4.90%, 04/28/2035 230 239
$ 16,580
Semiconductors - 0.65%
Analog Devices Inc
2.10%, 10/01/2031 290 261
2.80%, 10/01/2041 60 45
4.25%, 06/15/2028 160 162
4.50%, 06/15/2030 160 164
5.30%, 04/01/2054 125 123
Applied Materials Inc
4.35%, 04/01/2047 200 177
4.60%, 01/15/2036 160 159
4.80%, 06/15/2029 305 314
5.10%, 10/01/2035
(a)
250 260
Broadcom Inc
3.14%, 11/15/2035
(g)
363 317
3.19%, 11/15/2036
(g)
280 242
3.42%, 04/15/2033 452 423
3.47%, 04/15/2034 415 384
3.50%, 02/15/2041 250 207
3.75%, 02/15/2051 570 440
4.15%, 11/15/2030 310 311
4.20%, 10/15/2030 340 342
4.30%, 11/15/2032 300 299
4.35%, 02/15/2030 210 213
4.55%, 02/15/2032 75 76
4.60%, 07/15/2030 230 235
4.60%, 01/15/2033 160 162
4.75%, 04/15/2029 355 363
4.80%, 02/15/2036 280 281
5.15%, 11/15/2031 235 246
5.20%, 04/15/2032 285 298
5.20%, 07/15/2035 430 444
5.70%, 01/15/2056 145 149
Intel Corp
2.00%, 08/12/2031 60 53
2.45%, 11/15/2029 200 189
3.05%, 08/12/2051 60 38
3.15%, 05/11/2027 150 149
3.20%, 08/12/2061 60 35
3.25%, 11/15/2049 250 164
3.73%, 12/08/2047 345 250
3.75%, 03/25/2027 155 155
3.75%, 08/05/2027 65 65
4.00%, 08/05/2029 585 584
4.10%, 05/19/2046 250 194
4.15%, 08/05/2032 300 294
4.60%, 03/25/2040 155 141
5.20%, 02/10/2033
(a)
300 309
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp (continued)
5.60%, 02/21/2054 $ 200 $ 189
5.63%, 02/10/2043 300 294
5.70%, 02/10/2053 385 366
KLA Corp
4.70%, 02/01/2034 135 137
4.95%, 07/15/2052 240 222
Lam Research Corp
2.88%, 06/15/2050 500 330
Marvell Technology Inc
2.45%, 04/15/2028 115 111
4.75%, 07/15/2030 150 153
5.45%, 07/15/2035 115 120
Micron Technology Inc
2.70%, 04/15/2032 90 82
5.30%, 01/15/2031 80 84
5.80%, 01/15/2035 290 311
6.05%, 11/01/2035 355 386
NVIDIA Corp
1.55%, 06/15/2028 60 57
3.50%, 04/01/2040 600 517
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 105
3.13%, 02/15/2042 265 197
3.15%, 05/01/2027 80 79
3.25%, 05/11/2041 60 46
4.30%, 08/19/2028 155 156
4.40%, 06/01/2027 480 482
QUALCOMM Inc
1.65%, 05/20/2032 500 432
3.25%, 05/20/2027 500 497
4.30%, 05/20/2047 350 297
4.50%, 05/20/2030 155 158
4.50%, 05/20/2052 165 140
4.80%, 05/20/2045 260 240
6.00%, 05/20/2053 155 164
Texas Instruments Inc
1.75%, 05/04/2030 400 367
4.15%, 05/15/2048 365 307
4.50%, 05/23/2030 155 158
4.60%, 02/15/2028 250 254
4.60%, 02/08/2029 225 231
4.90%, 03/14/2033 160 166
5.00%, 03/14/2053 160 150
5.15%, 02/08/2054 130 125
TSMC Arizona Corp
3.88%, 04/22/2027 590 590
$ 18,417
Software - 0.72%
Adobe Inc
4.95%, 01/17/2030 535 553
Fidelity National Information Services Inc
1.65%, 03/01/2028 540 515
3.10%, 03/01/2041 55 41
5.10%, 07/15/2032 275 280
Fiserv Inc
3.50%, 07/01/2029 600 583
4.40%, 07/01/2049 590 467
4.75%, 03/15/2030 140 141
5.15%, 08/12/2034 70 70
5.25%, 08/11/2035
(a)
155 155
5.35%, 03/15/2031 125 129
5.45%, 03/02/2028 240 245
5.63%, 08/21/2033 155 160
Intuit Inc
1.35%, 07/15/2027 160 155
5.13%, 09/15/2028 160 165
5.50%, 09/15/2053 220 208

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp
1.35%, 09/15/2030 $ 80 $ 72
2.50%, 09/15/2050 160 99
2.53%, 06/01/2050 611 380
2.68%, 06/01/2060 549 318
2.92%, 03/17/2052 726 484
3.45%, 08/08/2036 250 231
3.70%, 08/08/2046 500 408
Oracle Corp
2.30%, 03/25/2028 115 110
2.80%, 04/01/2027 155 153
2.88%, 03/25/2031 305 277
2.95%, 04/01/2030 655 610
3.25%, 11/15/2027 500 491
3.60%, 04/01/2040 355 268
3.60%, 04/01/2050 700 438
3.65%, 03/25/2041 325 241
3.80%, 11/15/2037 250 206
3.90%, 05/15/2035 130 114
3.95%, 03/25/2051 115 76
4.00%, 07/15/2046 500 349
4.00%, 11/15/2047 75 52
4.10%, 03/25/2061 60 38
4.20%, 09/27/2029 135 133
4.30%, 07/08/2034 75 69
4.38%, 05/15/2055 150 104
4.45%, 09/26/2030 305 299
4.50%, 07/08/2044 50 39
4.55%, 02/04/2029 440 441
4.65%, 05/06/2030 530 529
4.70%, 09/27/2034 290 273
4.80%, 09/26/2032 165 161
4.95%, 02/04/2031 295 294
5.20%, 09/26/2035 325 314
5.25%, 02/03/2032 285 286
5.35%, 05/04/2033 295 296
5.38%, 09/27/2054 135 109
5.50%, 09/27/2064 135 107
5.55%, 02/06/2053 305 254
5.70%, 02/04/2036 295 295
5.88%, 09/26/2045 325 294
5.95%, 09/26/2055 455 400
6.00%, 08/03/2055 285 251
6.13%, 07/08/2039 60 60
6.13%, 08/03/2065 285 248
6.15%, 11/09/2029 180 189
6.25%, 11/09/2032 360 380
6.55%, 02/04/2046 295 287
6.85%, 02/04/2066 295 283
6.90%, 11/09/2052 360 356
Roper Technologies Inc
1.40%, 09/15/2027 860 827
2.95%, 09/15/2029 400 383
4.25%, 09/15/2028 155 156
4.75%, 02/15/2032 80 81
4.90%, 10/15/2034 80 80
5.10%, 09/15/2035 155 155
Salesforce Inc
1.95%, 07/15/2031 60 53
2.70%, 07/15/2041 265 188
2.90%, 07/15/2051 400 245
Synopsys Inc
4.65%, 04/01/2028 300 304
4.85%, 04/01/2030 325 333
5.15%, 04/01/2035 300 307
5.70%, 04/01/2055 205 205
Take-Two Interactive Software Inc
4.95%, 03/28/2028 360 366
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
VMware LLC
1.80%, 08/15/2028 $ 685 $ 651
2.20%, 08/15/2031 115 103
$ 20,470
Sovereign - 1.47%
Canada Government International Bond
3.75%, 04/26/2028 505 508
4.00%, 03/18/2030 335 341
4.63%, 04/30/2029 450 466
Chile Government International Bond
2.45%, 01/31/2031 500 460
2.55%, 01/27/2032 400 361
3.10%, 05/07/2041 400 316
3.24%, 02/06/2028 300 295
3.50%, 04/15/2053 200 147
3.86%, 06/21/2047 400 327
4.00%, 01/31/2052 200 163
4.95%, 01/05/2036 265 271
Export Development Canada
3.75%, 09/07/2027 265 266
3.88%, 02/14/2028
(a)
315 317
4.00%, 06/20/2030 300 306
4.13%, 02/13/2029 265 270
4.75%, 06/05/2034 250 265
Export-Import Bank of Korea
1.38%, 02/09/2031 200 179
3.75%, 09/22/2030 300 300
4.00%, 09/11/2029 265 268
4.25%, 09/15/2027 200 202
4.50%, 09/15/2032 200 208
4.63%, 01/14/2028 200 204
5.13%, 09/18/2028 200 207
5.25%, 01/14/2035 200 215
Indonesia Government International Bond
2.15%, 07/28/2031 200 179
2.85%, 02/14/2030 200 190
3.05%, 03/12/2051 200 132
3.50%, 01/11/2028 250 248
3.70%, 10/30/2049 200 151
4.20%, 10/15/2050 400 327
4.30%, 04/16/2031 200 200
4.35%, 02/21/2031 200 200
4.35%, 01/11/2048 200 171
4.55%, 01/11/2028 200 202
4.65%, 09/20/2032 200 202
4.75%, 02/11/2029 300 306
4.75%, 09/10/2034 200 199
4.90%, 04/16/2036 200 198
5.15%, 09/10/2054
(a)
200 190
5.48%, 02/21/2056 200 196
5.65%, 01/11/2053 200 201
Israel Government International Bond
3.88%, 07/03/2050 200 149
4.13%, 01/17/2048 200 159
4.50%, 01/17/2033 200 197
4.50%, 01/30/2043 200 177
5.00%, 01/13/2036 300 299
5.38%, 02/19/2030 200 207
5.50%, 03/12/2034 400 416
5.75%, 03/12/2054 400 391
5.88%, 01/13/2056 300 298
Japan Bank for International Cooperation
1.25%, 01/21/2031 200 178
1.88%, 04/15/2031 400 365
2.13%, 02/16/2029 200 192
2.88%, 07/21/2027 330 327
3.88%, 07/03/2028 200 201
4.63%, 07/22/2027 230 233

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Japan Bank for International Cooperation
(continued)
4.63%, 07/19/2028 $ 200 $ 205
4.63%, 04/17/2034 200 208
4.88%, 10/18/2028 300 310
Japan International Cooperation Agency
4.25%, 05/22/2030 200 204
4.75%, 05/21/2029 400 413
Korea International Bond
1.00%, 09/16/2030 200 178
3.63%, 02/12/2029 400 401
3.63%, 10/29/2030 400 400
3.88%, 09/20/2048 250 218
Mexico Government International Bond
2.66%, 05/24/2031 500 448
3.25%, 04/16/2030 200 190
3.50%, 02/12/2034 400 349
3.75%, 01/11/2028 225 223
3.75%, 04/19/2071 200 120
3.77%, 05/24/2061 200 125
4.50%, 04/22/2029 400 401
4.60%, 01/23/2046 200 159
4.60%, 02/10/2048 300 236
4.75%, 03/08/2044 250 208
5.38%, 03/22/2033 300 300
5.55%, 01/21/2045 360 336
5.63%, 02/09/2034 200 202
5.63%, 09/22/2035 300 299
5.75%, 10/12/2110 100 85
5.85%, 07/02/2032 250 258
6.00%, 05/07/2036 400 410
6.05%, 01/11/2040 700 702
6.13%, 02/09/2038 200 203
6.34%, 05/04/2053 500 485
6.35%, 02/09/2035 200 211
6.40%, 05/07/2054 275 268
6.75%, 09/27/2034 350 380
6.75%, 02/09/2056 200 203
6.88%, 05/13/2037 480 517
7.38%, 05/13/2055 480 526
Panama Government International Bond
2.25%, 09/29/2032 200 168
3.16%, 01/23/2030 300 284
3.30%, 01/19/2033 500 446
3.88%, 03/17/2028 300 296
4.30%, 04/29/2053 200 155
4.50%, 04/16/2050 200 160
5.66%, 02/23/2038 200 201
6.70%, 01/26/2036 600 653
6.85%, 03/28/2054 200 216
Peruvian Government International Bond
1.86%, 12/01/2032 60 50
2.78%, 01/23/2031 270 251
2.78%, 12/01/2060 310 174
3.30%, 03/11/2041 300 235
3.55%, 03/10/2051 60 43
5.50%, 03/30/2036 305 315
5.63%, 11/18/2050 300 297
5.88%, 08/08/2054 330 333
6.55%, 03/14/2037 400 446
8.75%, 11/21/2033 180 227
Philippine Government International Bond
2.65%, 12/10/2045 200 134
3.00%, 02/01/2028 300 295
3.20%, 07/06/2046 400 291
3.70%, 03/01/2041 400 337
3.70%, 02/02/2042 250 209
4.25%, 07/27/2031 400 403
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Philippine Government International Bond
(continued)
4.75%, 03/05/2035 $ 265 $ 265
5.00%, 07/17/2033 400 412
5.17%, 10/13/2027 250 255
5.50%, 02/04/2035 225 238
5.50%, 01/17/2048 200 201
5.60%, 05/14/2049 200 203
5.61%, 04/13/2033 250 266
7.75%, 01/14/2031 190 220
Republic of Italy Government International Bond
2.88%, 10/17/2029 300 291
3.88%, 05/06/2051 400 305
5.38%, 06/15/2033 205 220
Republic of Poland Government International Bond
4.88%, 02/12/2030 325 337
4.88%, 10/04/2033 320 329
5.13%, 09/18/2034 450 468
5.50%, 03/18/2054 575 564
State of Israel
2.50%, 01/15/2030 200 187
3.38%, 01/15/2050 200 137
Svensk Exportkredit AB
3.75%, 09/13/2027 265 266
3.75%, 05/08/2028 345 347
3.75%, 07/29/2030 310 312
4.13%, 06/14/2028 320 324
Tennessee Valley Authority
3.50%, 12/15/2042 200 174
3.88%, 03/15/2028 275 278
4.25%, 09/15/2065 115 99
4.63%, 09/15/2060 200 186
4.88%, 05/15/2035 450 475
5.25%, 09/15/2039 250 272
5.38%, 04/01/2056 196 206
5.88%, 04/01/2036 325 370
Uruguay Government International Bond
4.13%, 11/20/2045 136 121
4.38%, 10/27/2027 133 134
4.98%, 04/20/2055 300 278
5.10%, 06/18/2050 300 288
5.44%, 02/14/2037 415 435
5.75%, 10/28/2034 330 355
7.63%, 03/21/2036 500 607
$ 41,568
Supranational Bank - 1.26%
African Development Bank
3.50%, 09/18/2029 265 265
3.63%, 03/03/2031
(i)
145 145
3.88%, 06/12/2028 150 151
4.00%, 03/18/2030
(a)
290 295
4.13%, 01/22/2036 145 146
4.38%, 03/14/2028 320 326
Asian Development Bank
1.50%, 03/04/2031 115 104
1.75%, 09/19/2029 300 283
1.88%, 03/15/2029 135 129
2.75%, 01/19/2028 130 128
3.13%, 08/20/2027 450 448
3.13%, 04/27/2032 135 131
3.63%, 08/28/2029 395 397
3.75%, 04/25/2028 445 448
3.75%, 08/28/2030 385 389
3.88%, 09/28/2032 450 454
3.88%, 06/14/2033 320 322
4.00%, 01/12/2033 160 162
4.13%, 05/30/2030 470 481
4.25%, 01/14/2036 290 296

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank (continued)
4.38%, 01/14/2028 $ 540 $ 549
4.38%, 03/06/2029 325 334
4.38%, 03/22/2035 450 465
4.50%, 08/25/2028 380 390
5.82%, 06/16/2028 39 41
Asian Infrastructure Investment Bank/The
3.63%, 09/15/2028 310 312
3.75%, 09/14/2027 255 256
4.13%, 01/18/2029 270 275
4.13%, 01/14/2036 145 147
4.50%, 01/16/2030 280 290
4.50%, 05/21/2035 345 359
Council Of Europe Development Bank
3.63%, 01/26/2028 315 316
3.63%, 05/08/2028 345 346
4.50%, 01/15/2030 210 217
4.63%, 06/11/2027 125 127
European Bank for Reconstruction & Development
4.13%, 01/25/2029 435 443
4.38%, 03/09/2028 255 260
European Investment Bank
1.25%, 02/14/2031 255 229
1.63%, 05/13/2031 60 55
3.25%, 11/15/2027 400 399
3.63%, 07/15/2030 520 522
3.75%, 11/15/2029 510 515
3.75%, 03/13/2031 290 292
3.75%, 02/14/2033 615 615
3.88%, 03/15/2028 500 504
3.88%, 06/15/2028 650 657
3.88%, 10/15/2030 435 441
4.00%, 02/15/2029 1,100 1,118
4.13%, 02/13/2034 265 270
4.25%, 08/16/2032 455 469
4.25%, 02/08/2036 290 296
4.38%, 03/19/2027 375 378
4.38%, 10/10/2031 550 571
4.50%, 03/14/2030 570 591
4.63%, 02/12/2035 455 479
4.75%, 06/15/2029 400 416
Inter-American Development Bank
1.13%, 07/20/2028 515 488
1.13%, 01/13/2031 420 375
3.13%, 09/18/2028 300 298
3.50%, 09/14/2029 300 300
3.50%, 04/12/2033 320 313
3.75%, 06/14/2030 305 308
4.00%, 01/12/2028 310 313
4.13%, 02/15/2029 265 270
4.13%, 01/23/2036 290 292
4.38%, 07/17/2034 250 258
4.38%, 07/16/2035 355 366
4.38%, 01/24/2044 50 48
4.50%, 02/15/2030 480 497
4.50%, 09/13/2033 320 334
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 500 478
0.75%, 08/26/2030 515 456
1.25%, 02/10/2031 615 551
1.38%, 04/20/2028 365 350
1.63%, 11/03/2031 495 444
1.75%, 10/23/2029 750 706
2.50%, 03/29/2032 620 581
3.13%, 06/15/2027 500 498
3.50%, 07/12/2028 480 481
3.50%, 10/28/2030 640 639
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development (continued)
3.63%, 05/05/2028 $ 405 $ 407
3.88%, 10/16/2029 270 274
3.88%, 02/14/2030 315 319
3.88%, 08/28/2034 330 329
4.00%, 07/25/2030 435 444
4.00%, 01/10/2031 275 280
4.00%, 05/06/2032 230 234
4.13%, 03/20/2030 605 619
4.38%, 08/27/2035 480 495
4.50%, 04/10/2031 375 391
4.63%, 08/01/2028 480 493
4.63%, 01/15/2032 280 294
4.75%, 11/14/2033 280 297
International Finance Corp
3.50%, 01/22/2029 145 145
3.88%, 07/02/2030 300 304
4.25%, 07/02/2029 250 256
4.50%, 01/21/2028 355 362
Nordic Investment Bank
3.75%, 08/28/2028 200 202
3.75%, 05/09/2030 345 348
4.25%, 02/28/2029 200 205
$ 35,786
Telecommunications - 1.05%
America Movil SAB de CV
2.88%, 05/07/2030 600 570
3.63%, 04/22/2029 400 394
4.38%, 04/22/2049 200 171
6.13%, 03/30/2040 380 413
AT&T Inc
1.65%, 02/01/2028 200 192
2.25%, 02/01/2032 145 130
2.30%, 06/01/2027 750 736
2.75%, 06/01/2031 600 559
3.10%, 02/01/2043 145 108
3.50%, 06/01/2041 640 514
3.50%, 09/15/2053 802 547
3.55%, 09/15/2055 885 599
3.65%, 06/01/2051 355 254
3.65%, 09/15/2059 999 672
4.25%, 03/01/2027 300 301
4.30%, 12/15/2042 250 216
4.35%, 03/01/2029 700 708
4.35%, 06/15/2045 300 252
4.40%, 04/30/2031 295 298
4.50%, 05/15/2035 350 341
4.50%, 03/09/2048 500 420
4.75%, 04/30/2033 145 147
4.90%, 11/01/2035 240 240
5.38%, 08/15/2035 155 161
5.40%, 02/15/2034 320 335
5.55%, 11/01/2045 415 408
5.85%, 04/30/2046 145 146
6.05%, 08/15/2056 205 209
Bell Telephone Co of Canada or Bell Canada
5.20%, 02/15/2034 130 134
Cisco Systems Inc
4.75%, 02/24/2030 145 150
4.85%, 02/26/2029 265 273
4.95%, 02/24/2032 460 479
5.05%, 02/26/2034 440 457
5.30%, 02/26/2054 265 258
5.50%, 01/15/2040 310 325
5.90%, 02/15/2039 170 186
Juniper Networks Inc
2.00%, 12/10/2030 55 49

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Motorola Solutions Inc
4.85%, 08/15/2030 $ 155 $ 159
5.20%, 08/15/2032 155 162
Orange SA
5.38%, 01/13/2042 30 30
Rogers Communications Inc
3.20%, 03/15/2027 130 129
3.80%, 03/15/2032 265 254
5.00%, 02/15/2029 130 133
7.50%, 08/15/2038 250 294
Sprint Capital Corp
6.88%, 11/15/2028 320 343
Telefonica Emisiones SA
4.10%, 03/08/2027 325 325
5.21%, 03/08/2047 550 495
7.05%, 06/20/2036 305 345
T-Mobile USA Inc
2.05%, 02/15/2028 190 184
2.25%, 11/15/2031 150 135
2.40%, 03/15/2029 25 24
2.55%, 02/15/2031 600 555
3.00%, 02/15/2041 150 114
3.30%, 02/15/2051 355 242
3.38%, 04/15/2029 265 260
3.40%, 10/15/2052 235 160
3.75%, 04/15/2027 315 315
3.88%, 04/15/2030 365 362
4.20%, 10/01/2029 135 136
4.38%, 04/15/2040 345 315
4.50%, 04/15/2050 300 252
4.80%, 07/15/2028 160 163
4.95%, 03/15/2028 95 97
4.95%, 11/15/2035 140 141
5.00%, 02/15/2036 145 146
5.05%, 07/15/2033 425 438
5.13%, 05/15/2032 305 317
5.15%, 04/15/2034 305 315
5.20%, 01/15/2033 160 167
5.25%, 06/15/2055 135 125
5.50%, 01/15/2055 135 129
5.65%, 01/15/2053 360 352
5.70%, 01/15/2056 155 153
5.75%, 01/15/2034 160 171
5.75%, 01/15/2054 160 159
6.00%, 06/15/2054 160 164
Verizon Communications Inc
1.50%, 09/18/2030 180 161
1.75%, 01/20/2031 135 121
2.10%, 03/22/2028 175 169
2.36%, 03/15/2032 580 518
2.55%, 03/21/2031 315 291
2.65%, 11/20/2040 750 547
2.88%, 11/20/2050 505 319
2.99%, 10/30/2056 89 54
3.00%, 11/20/2060 65 39
3.40%, 03/22/2041 715 569
3.55%, 03/22/2051 815 591
3.70%, 03/22/2061 480 332
3.85%, 11/01/2042 90 74
4.02%, 12/03/2029 400 401
4.13%, 03/16/2027 446 448
4.33%, 09/21/2028 510 515
4.40%, 11/01/2034 300 294
4.50%, 08/10/2033 300 299
4.67%, 03/15/2055 345 291
4.75%, 01/15/2033 145 147
4.81%, 03/15/2039 75 72
4.86%, 08/21/2046 300 270
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc (continued)
5.00%, 01/15/2036 $ 90 $ 90
5.25%, 04/02/2035 425 438
5.75%, 11/30/2045 285 288
5.88%, 11/30/2055 225 227
6.00%, 11/30/2065 145 146
Vodafone Group PLC
5.63%, 02/10/2053 160 156
5.75%, 06/28/2054 330 326
5.88%, 06/28/2064 205 202
6.15%, 02/27/2037 86 95
$ 29,602
Transportation - 0.45%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 403
3.55%, 02/15/2050 155 116
4.15%, 04/01/2045 200 171
4.40%, 03/15/2042 30 27
4.45%, 01/15/2053 40 34
5.20%, 04/15/2054 160 153
5.40%, 06/01/2041 360 370
5.50%, 03/15/2055 330 330
5.80%, 03/15/2056 155 162
Canadian National Railway Co
3.65%, 02/03/2048 300 233
3.85%, 08/05/2032
(a)
200 196
4.38%, 09/18/2034 305 304
4.75%, 11/12/2035 145 147
Canadian Pacific Railway Co
3.10%, 12/02/2051 450 307
4.80%, 03/30/2030
(a)
405 417
6.13%, 09/15/2115 75 78
CSX Corp
2.40%, 02/15/2030 60 57
3.35%, 09/15/2049 60 43
3.80%, 03/01/2028 75 75
3.80%, 04/15/2050 700 542
4.30%, 03/01/2048 200 170
4.50%, 11/15/2052 160 139
4.90%, 03/15/2055 335 307
5.05%, 06/15/2035 155 160
5.20%, 11/15/2033 160 168
FedEx Corp
3.10%, 08/05/2029 800 777
3.88%, 08/01/2042 30 25
4.55%, 04/01/2046 535 465
5.10%, 01/15/2044 295 281
Fedex Freight Holding Co Inc
4.65%, 03/15/2031
(g)
105 106
4.95%, 03/15/2033
(g)
145 145
Norfolk Southern Corp
2.30%, 05/15/2031 60 55
2.55%, 11/01/2029 150 143
2.90%, 08/25/2051 60 38
3.94%, 11/01/2047 192 154
4.05%, 08/15/2052 200 157
4.45%, 03/01/2033 160 161
4.55%, 06/01/2053 455 389
4.84%, 10/01/2041 180 172
5.35%, 08/01/2054 125 121
Ryder System Inc
4.30%, 06/15/2027 20 20
4.95%, 09/01/2029 290 297
Union Pacific Corp
2.38%, 05/20/2031 385 356
2.80%, 02/14/2032 110 102
2.89%, 04/06/2036 140 120
2.97%, 09/16/2062 90 54

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Union Pacific Corp (continued)
3.20%, 05/20/2041 $ 60 $ 48
3.38%, 02/14/2042 65 52
3.80%, 10/01/2051 310 238
3.80%, 04/06/2071 590 414
3.84%, 03/20/2060 220 163
4.00%, 04/15/2047 250 205
4.50%, 01/20/2033 130 133
4.95%, 09/09/2052 130 121
5.60%, 12/01/2054 145 147
United Parcel Service Inc
2.50%, 09/01/2029 125 120
3.40%, 09/01/2049 180 131
4.65%, 10/15/2030
(a)
155 160
4.88%, 03/03/2033 410 428
4.88%, 11/15/2040 30 29
5.05%, 03/03/2053 410 380
5.15%, 05/22/2034 130 137
5.50%, 05/22/2054 130 129
5.95%, 05/14/2055 205 215
6.20%, 01/15/2038 200 225
$ 12,722
Trucking & Leasing - 0.02%
GATX Corp
1.90%, 06/01/2031 115 102
5.50%, 06/15/2035 315 327
6.05%, 06/05/2054 170 176
$ 605
Water - 0.05%
American Water Capital Corp
2.30%, 06/01/2031 360 329
3.25%, 06/01/2051 300 208
3.75%, 09/01/2047 340 265
4.45%, 06/01/2032 130 131
5.70%, 09/01/2055 70 71
6.59%, 10/15/2037 13 15
Essential Utilities Inc
2.40%, 05/01/2031 180 164
5.25%, 08/15/2035 155 159
5.30%, 05/01/2052 65 61
5.38%, 01/15/2034 135 141
$ 1,544
TOTAL BONDS $ 769,104
MUNICIPAL BONDS - 0.10%
Principal
Amount (000's) Value (000's)
California - 0.03%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 190
6.91%, 10/01/2050 125 146
California State University
2.98%, 11/01/2051 155 109
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 22
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 22
State of California
3.50%, 04/01/2028 115 115
7.30%, 10/01/2039 300 356
$ 960
Georgia - 0.01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 145 160
Illinois - 0.03%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 267 305
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund
6.20%, 12/01/2040 $ 29 $ 31
State of Illinois
5.10%, 06/01/2033 611 633
$ 969
New Jersey - 0.01%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
185 196
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 167
$ 363
New York - 0.01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 220
Texas - 0.01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 29
State of Texas
4.68%, 04/01/2040 160 161
$ 190
Wisconsin - 0.00%
State of Wisconsin (credit support from Assured
Guaranty )
5.70%, 05/01/2026
(j)
75 75
TOTAL MUNICIPAL BONDS $ 2,937
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 71.12%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.20%
2.00%, 09/01/2031 $ 41 $ 39
2.00%, 12/01/2031 45 44
2.50%, 01/01/2031 77 75
2.50%, 02/01/2031 77 75
2.50%, 12/01/2031 145 141
2.50%, 01/01/2032 155 151
2.50%, 03/01/2032 48 47
2.50%, 11/01/2036 37 35
3.00%, 11/01/2028 36 35
3.00%, 04/01/2029 36 35
3.00%, 09/01/2029 37 36
3.00%, 10/01/2029 56 55
3.00%, 11/01/2029 26 26
3.00%, 01/01/2030 24 24
3.00%, 11/01/2030 28 28
3.00%, 03/01/2031 18 18
3.00%, 05/01/2032 95 93
3.00%, 03/01/2033 32 31
3.00%, 04/01/2033 16 15
3.00%, 09/01/2036 30 29
3.00%, 09/01/2036 55 53
3.00%, 02/01/2037 60 57
3.00%, 10/01/2042 132 124
3.00%, 11/01/2042 202 191
3.00%, 02/01/2043 201 189
3.00%, 08/01/2043 263 248
3.00%, 09/01/2043 55 52
3.00%, 10/01/2043 44 42
3.00%, 01/01/2045 52 49
3.00%, 06/01/2046 104 97
3.00%, 10/01/2046 65 60
3.00%, 02/01/2047 111 103
3.50%, 12/01/2031 60 60
3.50%, 05/01/2034 23 22
3.50%, 11/01/2034 29 28
3.50%, 01/01/2035 60 59
3.50%, 04/01/2037 24 24
3.50%, 06/01/2042 167 162

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 02/01/2045 $ 34 $ 33
3.50%, 03/01/2045 88 85
3.50%, 06/01/2045 96 92
3.50%, 06/01/2046 117 113
4.00%, 12/01/2030 5 5
4.00%, 11/01/2033 42 42
4.00%, 07/01/2034 30 30
4.00%, 04/01/2038 60 60
4.00%, 12/01/2040 72 72
4.00%, 02/01/2044 60 59
4.00%, 04/01/2044 68 67
4.00%, 07/01/2044 86 86
4.00%, 09/01/2044 29 29
4.00%, 11/01/2044 104 104
4.00%, 01/01/2045 93 92
4.00%, 08/01/2045 126 125
4.00%, 12/01/2045 22 22
4.00%, 02/01/2046 35 34
4.00%, 05/01/2046 78 78
4.50%, 10/01/2030 21 21
4.50%, 05/01/2031 3 3
4.50%, 05/01/2049 1,229 1,236
5.50%, 06/01/2034 36 36
5.50%, 07/01/2038 41 43
5.50%, 07/01/2038 35 36
5.50%, 12/01/2038 71 74
5.50%, 10/01/2039 119 121
5.50%, 06/01/2041 45 47
6.00%, 04/01/2038 216 229
6.00%, 11/01/2038 43 45
$ 5,771
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18.92%
1.50%, 12/01/2035 1,657 1,521
1.50%, 03/01/2036 941 861
1.50%, 05/01/2036 1,021 939
1.50%, 05/01/2036 3,315 3,033
1.50%, 11/01/2036 723 663
1.50%, 12/01/2036 1,877 1,718
1.50%, 05/01/2037 662 604
1.50%, 11/01/2050 670 535
1.50%, 01/01/2051 3,302 2,629
1.50%, 06/01/2051 1,539 1,225
2.00%, 09/01/2029 54 53
2.00%, 05/01/2030 22 22
2.00%, 12/01/2031 62 60
2.00%, 02/01/2032 41 40
2.00%, 02/01/2036 1,150 1,072
2.00%, 02/01/2036 2,555 2,387
2.00%, 03/01/2036 2,041 1,908
2.00%, 04/01/2036 4,642 4,333
2.00%, 09/01/2036 2,563 2,390
2.00%, 02/01/2037 5,335 4,971
2.00%, 11/01/2041 5,424 4,803
2.00%, 05/01/2042 2,340 2,067
2.00%, 12/01/2050 12,928 10,816
2.00%, 02/01/2051 1,870 1,572
2.00%, 02/01/2051 6,752 5,643
2.00%, 02/01/2051 5,966 4,986
2.00%, 03/01/2051 3,781 3,157
2.00%, 04/01/2051 10,048 8,494
2.00%, 04/01/2051 6,797 5,733
2.00%, 04/01/2051 1,964 1,664
2.00%, 04/01/2051 4,574 3,866
2.00%, 05/01/2051 4,782 3,989
2.00%, 07/01/2051 7,056 5,878
2.00%, 10/01/2051 3,439 2,888
2.00%, 11/01/2051 5,163 4,296
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 11/01/2051 $ 1,465 $ 1,235
2.00%, 12/01/2051 2,921 2,453
2.00%, 12/01/2051 2,366 1,993
2.00%, 12/01/2051 4,874 4,103
2.00%, 01/01/2052 1,857 1,560
2.00%, 01/01/2052 4,153 3,453
2.00%, 01/01/2052 10,159 8,573
2.00%, 02/01/2052 2,541 2,120
2.00%, 02/01/2052 2,407 2,035
2.00%, 03/01/2052 4,097 3,443
2.00%, 04/01/2052 1,133 956
2.00%, 04/01/2052 1,833 1,549
2.00%, 04/01/2052 9,330 7,851
2.00%, 08/01/2052 1,499 1,248
2.00%, 12/01/2053 1,950 1,622
2.50%, 01/01/2028 15 14
2.50%, 11/01/2028 50 49
2.50%, 09/01/2029 41 40
2.50%, 05/01/2030 54 52
2.50%, 08/01/2030 80 78
2.50%, 03/01/2031 65 63
2.50%, 11/01/2031 152 148
2.50%, 12/01/2031 28 28
2.50%, 01/01/2032 42 41
2.50%, 03/01/2032 51 50
2.50%, 07/01/2033 5 5
2.50%, 02/01/2035 803 768
2.50%, 06/01/2035 1,703 1,630
2.50%, 10/01/2036 37 35
2.50%, 10/01/2036 16 15
2.50%, 12/01/2036 49 46
2.50%, 01/01/2037 2,062 1,971
2.50%, 04/01/2037 936 898
2.50%, 04/01/2042 3,600 3,266
2.50%, 01/01/2043 44 41
2.50%, 05/01/2043 68 61
2.50%, 10/01/2043 54 49
2.50%, 08/01/2046 36 32
2.50%, 12/01/2046 96 86
2.50%, 10/01/2050 557 490
2.50%, 11/01/2050 528 467
2.50%, 02/01/2051 4,999 4,436
2.50%, 02/01/2051 1,840 1,624
2.50%, 04/01/2051 2,769 2,422
2.50%, 07/01/2051 1,034 914
2.50%, 07/01/2051 513 448
2.50%, 10/01/2051 4,192 3,661
2.50%, 11/01/2051 2,191 1,944
2.50%, 11/01/2051 4,987 4,417
2.50%, 01/01/2052 1,486 1,310
2.50%, 02/01/2052 1,811 1,605
2.50%, 02/01/2052 1,816 1,605
2.50%, 02/01/2052 2,411 2,105
2.50%, 02/01/2052 9,544 8,420
2.50%, 02/01/2052 4,733 4,128
2.50%, 03/01/2052 1,881 1,657
2.50%, 03/01/2052 1,739 1,516
2.50%, 03/01/2052 9,260 8,158
2.50%, 04/01/2052 6,562 5,721
2.50%, 04/01/2052 8,900 7,834
2.50%, 04/01/2052 6,659 5,866
2.50%, 04/01/2052 1,250 1,093
2.50%, 05/01/2052 2,610 2,305
2.50%, 10/01/2053 2,279 1,991
3.00%, 04/01/2027 6 6
3.00%, 01/01/2029 14 14
3.00%, 02/01/2029 17 17

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 12/01/2029 $ 12 $ 12
3.00%, 12/01/2029 14 14
3.00%, 01/01/2030 91 90
3.00%, 01/01/2030 75 74
3.00%, 06/01/2030 49 48
3.00%, 09/01/2030 21 21
3.00%, 10/01/2030 90 89
3.00%, 11/01/2030 76 75
3.00%, 12/01/2030 19 18
3.00%, 03/01/2031 59 58
3.00%, 04/01/2031 20 19
3.00%, 09/01/2031 101 100
3.00%, 12/01/2031 44 43
3.00%, 01/01/2033 13 13
3.00%, 04/01/2033 14 13
3.00%, 08/01/2034 133 130
3.00%, 05/01/2035 153 147
3.00%, 09/01/2035 953 925
3.00%, 05/01/2037 2,385 2,332
3.00%, 06/01/2040 317 300
3.00%, 04/01/2043 99 93
3.00%, 05/01/2043 46 43
3.00%, 05/01/2043 229 216
3.00%, 05/01/2043 71 66
3.00%, 07/01/2043 235 221
3.00%, 07/01/2043 47 44
3.00%, 08/01/2043 252 237
3.00%, 10/01/2043 142 133
3.00%, 11/01/2043 65 62
3.00%, 01/01/2045 320 302
3.00%, 05/01/2046 43 40
3.00%, 10/01/2046 279 258
3.00%, 10/01/2049 1,359 1,247
3.00%, 11/01/2049 1,077 992
3.00%, 11/01/2049 1,585 1,452
3.00%, 03/01/2050 2,510 2,309
3.00%, 06/01/2050 1,673 1,530
3.00%, 10/01/2050 2,452 2,225
3.00%, 07/01/2051 9,662 8,854
3.00%, 11/01/2051 448 407
3.00%, 02/01/2052 1,852 1,707
3.00%, 03/01/2052 1,602 1,452
3.00%, 03/01/2052 5,763 5,265
3.00%, 03/01/2052 372 342
3.00%, 04/01/2052 1,569 1,444
3.00%, 05/01/2052 4,918 4,457
3.00%, 05/01/2052 2,525 2,311
3.00%, 06/01/2052 6,342 5,759
3.50%, 12/01/2026 6 6
3.50%, 03/01/2029 38 37
3.50%, 09/01/2029 29 29
3.50%, 11/01/2030 36 36
3.50%, 04/01/2032 5 5
3.50%, 07/01/2032 5 5
3.50%, 09/01/2032 5 5
3.50%, 12/01/2032 656 652
3.50%, 10/01/2033 3 3
3.50%, 05/01/2034 19 19
3.50%, 06/01/2034 13 13
3.50%, 07/01/2034 81 80
3.50%, 10/01/2034 21 21
3.50%, 02/01/2036 24 24
3.50%, 02/01/2037 19 19
3.50%, 05/01/2037 1,161 1,147
3.50%, 05/01/2037 26 26
3.50%, 03/01/2041 10 10
3.50%, 03/01/2042 24 23
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 06/01/2042 $ 144 $ 140
3.50%, 07/01/2042 23 23
3.50%, 04/01/2043 193 186
3.50%, 05/01/2043 130 126
3.50%, 08/01/2043 138 133
3.50%, 01/01/2044 586 568
3.50%, 01/01/2044 48 46
3.50%, 10/01/2044 72 70
3.50%, 12/01/2044 126 122
3.50%, 11/01/2045 93 90
3.50%, 12/01/2045 11 11
3.50%, 12/01/2045 114 110
3.50%, 01/01/2046 142 137
3.50%, 03/01/2046 34 33
3.50%, 12/01/2046 104 100
3.50%, 01/01/2048 685 654
3.50%, 08/01/2049 759 723
3.50%, 11/01/2049 1,424 1,369
3.50%, 12/01/2049 1,069 1,032
3.50%, 01/01/2050 5,244 4,993
3.50%, 01/01/2052 4,375 4,167
3.50%, 06/01/2052 1,208 1,142
3.50%, 06/01/2052 778 742
3.50%, 07/01/2052 797 752
3.50%, 07/01/2052 8,729 8,366
3.50%, 08/01/2052 3,174 3,028
3.50%, 10/01/2052 2,405 2,269
4.00%, 04/01/2029 1 1
4.00%, 12/01/2030 2 2
4.00%, 03/01/2031 6 6
4.00%, 11/01/2031 4 4
4.00%, 11/01/2033 74 74
4.00%, 10/01/2034 44 44
4.00%, 02/01/2036 76 76
4.00%, 01/01/2037 25 25
4.00%, 10/01/2037 478 475
4.00%, 10/01/2037 35 35
4.00%, 03/01/2038 13 13
4.00%, 07/01/2038 49 49
4.00%, 12/01/2038 34 34
4.00%, 01/01/2039 45 45
4.00%, 01/01/2041 30 30
4.00%, 02/01/2041 11 10
4.00%, 12/01/2041 47 46
4.00%, 06/01/2042 48 47
4.00%, 06/01/2042 81 80
4.00%, 07/01/2042 244 243
4.00%, 12/01/2042 85 85
4.00%, 09/01/2044 40 40
4.00%, 11/01/2044 37 37
4.00%, 10/01/2049 1,389 1,368
4.00%, 11/01/2049 573 564
4.00%, 04/01/2050 1,116 1,099
4.00%, 05/01/2052 4,014 3,966
4.00%, 07/01/2052 1,012 988
4.00%, 08/01/2052 2,598 2,532
4.00%, 08/01/2052 5,981 5,841
4.00%, 09/01/2052 3,277 3,188
4.00%, 10/01/2052 1,003 983
4.00%, 01/01/2053 4,734 4,673
4.00%, 05/01/2053 1,913 1,875
4.00%, 07/01/2053 1,169 1,141
4.00%, 04/01/2056
(k)
2,100 2,035
4.50%, 06/01/2029 3 3
4.50%, 07/01/2029 1 1
4.50%, 08/01/2030 2 2
4.50%, 01/01/2034 10 10

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 01/01/2040 $ 647 $ 650
4.50%, 08/01/2052 2,027 2,012
4.50%, 10/01/2052 4,477 4,463
4.50%, 10/01/2052 3,039 3,020
4.50%, 05/01/2053 4,503 4,484
4.50%, 07/01/2053 4,995 4,989
4.50%, 08/01/2053 2,341 2,331
4.50%, 04/01/2054 964 960
4.50%, 01/01/2056 1,493 1,482
5.00%, 08/01/2039 544 553
5.00%, 12/01/2039 400 407
5.00%, 09/01/2040 1,180 1,210
5.00%, 11/01/2045 880 892
5.00%, 11/01/2052 3,913 3,984
5.00%, 04/01/2053 3,517 3,554
5.00%, 04/01/2053 4,124 4,163
5.00%, 04/01/2053 1,557 1,583
5.00%, 05/01/2053 4,784 4,870
5.00%, 06/01/2053 2,390 2,432
5.00%, 06/01/2053 1,709 1,726
5.00%, 05/01/2054 950 962
5.00%, 11/01/2054 3,900 3,945
5.00%, 11/01/2054 5,025 5,092
5.00%, 12/01/2054 3,276 3,318
5.00%, 01/01/2056 1,648 1,662
5.00%, 02/01/2056 5,280 5,318
5.50%, 03/01/2038 40 41
5.50%, 05/01/2038 45 47
5.50%, 06/01/2038 62 65
5.50%, 09/01/2038 94 98
5.50%, 11/01/2038 53 55
5.50%, 04/01/2039 51 53
5.50%, 10/01/2039 1,693 1,746
5.50%, 04/01/2040 31 32
5.50%, 07/01/2040 1,380 1,424
5.50%, 03/01/2053 2,963 3,058
5.50%, 07/01/2053 1,190 1,228
5.50%, 08/01/2053 5,197 5,346
5.50%, 08/01/2053 1,966 2,013
5.50%, 04/01/2054 2,959 3,051
5.50%, 05/01/2054 2,136 2,193
5.50%, 06/01/2054 4,039 4,154
5.50%, 08/01/2054 4,445 4,551
5.50%, 08/01/2054 1,397 1,438
5.50%, 10/01/2054 4,239 4,372
5.50%, 12/01/2054 3,549 3,662
5.50%, 02/01/2055 4,203 4,323
5.50%, 04/01/2055 1,855 1,906
5.50%, 04/01/2055 935 963
5.50%, 04/01/2055 1,905 1,958
5.50%, 06/01/2055 3,426 3,527
5.50%, 08/01/2055 3,096 3,167
5.50%, 08/01/2055 3,656 3,766
5.50%, 10/01/2055 2,447 2,510
6.00%, 10/01/2036 36 38
6.00%, 01/01/2053 2,001 2,102
6.00%, 10/01/2053 2,239 2,314
6.00%, 11/01/2053 2,907 3,032
6.00%, 03/01/2054 1,768 1,843
6.00%, 06/01/2054 2,655 2,768
6.00%, 07/01/2054 2,488 2,598
6.00%, 07/01/2054 2,490 2,600
6.00%, 08/01/2054 2,589 2,707
6.00%, 08/01/2054 4,475 4,631
6.00%, 09/01/2054 3,538 3,697
6.00%, 09/01/2054 5,165 5,341
6.00%, 11/01/2054 2,242 2,339
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 11/01/2054 $ 2,003 $ 2,089
6.00%, 01/01/2055 1,948 2,035
6.00%, 04/01/2055 1,061 1,106
6.00%, 09/01/2055 2,347 2,446
6.50%, 01/01/2054 3,511 3,684
6.50%, 01/01/2054 2,204 2,339
6.50%, 02/01/2054 2,173 2,297
6.50%, 05/01/2054 2,696 2,840
6.50%, 07/01/2054 1,457 1,534
6.50%, 04/01/2055 2,907 3,081
6.50%, 11/01/2055 1,634 1,717
$ 535,688
Government National Mortgage Association (GNMA) - 5.93%
2.00%, 02/20/2051 6,797 5,759
2.00%, 05/20/2051 5,170 4,380
2.00%, 07/20/2051 9,648 8,176
2.00%, 08/20/2051 3,311 2,806
2.00%, 11/20/2051 2,099 1,779
2.50%, 06/20/2027 8 8
2.50%, 12/20/2030 20 20
2.50%, 03/20/2031 36 35
2.50%, 07/20/2043 58 52
2.50%, 12/20/2046 138 125
2.50%, 01/20/2047 45 40
2.50%, 06/20/2050 2,132 1,883
2.50%, 04/20/2051 2,289 2,022
2.50%, 05/20/2051 7,158 6,321
2.50%, 07/20/2051 10,029 8,856
2.50%, 09/20/2051 7,486 6,610
3.00%, 02/15/2027 3 3
3.00%, 08/20/2029 12 12
3.00%, 09/20/2029 14 14
3.00%, 07/20/2030 13 13
3.00%, 01/20/2031 17 17
3.00%, 07/20/2032 21 21
3.00%, 03/20/2043 39 36
3.00%, 03/20/2043 187 173
3.00%, 04/20/2043 247 232
3.00%, 06/20/2043 220 207
3.00%, 08/20/2043 237 223
3.00%, 12/15/2044 25 23
3.00%, 01/15/2045 20 19
3.00%, 01/15/2045 24 22
3.00%, 02/20/2045 21 20
3.00%, 05/20/2045 136 127
3.00%, 12/20/2045 96 90
3.00%, 01/20/2046 42 39
3.00%, 03/20/2046 168 157
3.00%, 05/20/2046 275 256
3.00%, 06/20/2046 266 248
3.00%, 08/20/2046 253 236
3.00%, 09/20/2046 189 176
3.00%, 10/20/2046 144 134
3.00%, 12/15/2046 51 47
3.00%, 07/20/2051 1,551 1,425
3.00%, 09/20/2051 4,980 4,573
3.00%, 12/20/2051 10,266 9,422
3.50%, 05/20/2042 58 57
3.50%, 06/20/2042 60 58
3.50%, 07/20/2042 233 226
3.50%, 09/20/2042 180 174
3.50%, 10/20/2042 130 126
3.50%, 11/20/2042 114 111
3.50%, 12/20/2042 120 116
3.50%, 01/20/2043 197 191
3.50%, 02/20/2043 316 304
3.50%, 03/20/2043 212 205

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 04/15/2043 $ 77 $ 74
3.50%, 04/20/2043 140 135
3.50%, 05/20/2043 93 90
3.50%, 07/20/2043 120 117
3.50%, 08/20/2043 289 280
3.50%, 09/20/2043 207 200
3.50%, 10/20/2043 97 94
3.50%, 09/20/2044 78 76
3.50%, 10/20/2044 91 88
3.50%, 11/20/2044 86 83
3.50%, 12/20/2044 89 86
3.50%, 01/20/2045 86 83
3.50%, 03/15/2045 23 22
3.50%, 03/20/2045 146 141
3.50%, 04/15/2045 8 8
3.50%, 04/20/2045 140 132
3.50%, 04/20/2045 87 84
3.50%, 05/20/2045 143 137
3.50%, 06/20/2045 22 21
3.50%, 07/20/2045 122 117
3.50%, 08/20/2045 134 129
3.50%, 09/20/2045 127 122
3.50%, 10/20/2045 115 110
3.50%, 11/20/2045 205 197
3.50%, 12/20/2045 149 144
3.50%, 02/20/2046 122 117
3.50%, 08/15/2046 26 25
3.50%, 09/15/2046 58 55
3.50%, 01/15/2048 34 32
3.50%, 02/20/2048 3,676 3,522
3.50%, 08/20/2048 1,260 1,207
3.50%, 09/15/2048 75 72
3.50%, 04/20/2052 4,077 3,863
3.50%, 08/20/2052 2,075 1,963
4.00%, 02/20/2044 67 66
4.00%, 05/15/2044 63 61
4.00%, 05/20/2044 38 38
4.00%, 07/20/2044 11 11
4.00%, 08/20/2044 86 84
4.00%, 09/20/2044 76 75
4.00%, 10/20/2044 277 273
4.00%, 11/15/2044 40 39
4.00%, 11/20/2044 54 53
4.00%, 12/20/2044 103 101
4.00%, 01/20/2045 44 43
4.00%, 03/20/2045 68 67
4.00%, 08/20/2045 75 73
4.00%, 09/15/2045 9 9
4.00%, 09/20/2045 88 86
4.00%, 12/15/2045 26 25
4.00%, 02/20/2046 29 28
4.00%, 04/20/2046 107 105
4.00%, 10/20/2046 31 30
4.00%, 01/20/2047 8 8
4.00%, 03/20/2047 86 85
4.00%, 05/20/2047 29 29
4.00%, 11/20/2047 188 185
4.00%, 03/20/2049 477 466
4.00%, 05/20/2049 604 589
4.00%, 04/20/2052 7,063 6,855
4.00%, 10/20/2052 3,047 2,963
4.50%, 03/15/2039 62 63
4.50%, 03/15/2040 65 67
4.50%, 07/15/2040 81 82
4.50%, 02/20/2041 14 14
4.50%, 03/20/2041 10 10
4.50%, 05/15/2045 7 7
4.50%, 12/20/2046 101 103
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 10/15/2047 $ 54 $ 54
4.50%, 02/20/2049 2,326 2,338
4.50%, 05/20/2052 906 903
4.50%, 08/20/2052 2,231 2,223
4.50%, 09/20/2052 5,687 5,665
4.50%, 11/20/2054 4,128 4,085
5.00%, 07/20/2038 47 48
5.00%, 04/20/2039 34 35
5.00%, 01/20/2045 53 55
5.00%, 02/20/2046 20 20
5.00%, 12/20/2046 42 44
5.00%, 08/20/2048 13 13
5.00%, 10/20/2048 48 49
5.00%, 12/20/2052 815 821
5.00%, 01/20/2053 5,284 5,339
5.00%, 02/20/2053 1,217 1,228
5.00%, 04/20/2053 2,493 2,512
5.00%, 09/20/2053 1,654 1,667
5.00%, 10/20/2053 5,246 5,286
5.00%, 04/20/2054 1,872 1,884
5.00%, 03/20/2056
(k)
5,000 5,017
5.50%, 03/15/2038 44 45
5.50%, 02/15/2039 38 40
5.50%, 06/15/2040 78 81
5.50%, 07/20/2044 37 39
5.50%, 09/20/2044 49 51
5.50%, 12/20/2048 7 7
5.50%, 03/20/2053 3,485 3,566
5.50%, 06/20/2053 3,848 3,919
5.50%, 08/20/2053 2,827 2,888
5.50%, 10/20/2053 2,415 2,465
5.50%, 12/20/2053 3,832 3,913
5.50%, 04/20/2054 2,913 2,970
5.50%, 07/20/2054 2,356 2,390
6.00%, 07/20/2053 3,315 3,403
6.00%, 10/20/2053 3,072 3,140
6.00%, 03/20/2054 2,952 3,020
6.00%, 04/20/2054 1,634 1,674
$ 167,721
U.S. Treasury - 46.07%
0.38%, 07/31/2027 6,345 6,078
0.38%, 09/30/2027 5,215 4,973
0.50%, 04/30/2027 4,175 4,034
0.50%, 05/31/2027 4,955 4,776
0.50%, 06/30/2027 3,790 3,645
0.50%, 08/31/2027 7,780 7,450
0.50%, 10/31/2027 5,120 4,880
0.63%, 11/30/2027 7,625 7,269
0.63%, 12/31/2027 6,650 6,325
0.63%, 05/15/2030 29,725 26,436
0.63%, 08/15/2030 15,065 13,297
0.75%, 01/31/2028 10,210 9,714
0.88%, 11/15/2030 13,310 11,801
1.00%, 07/31/2028 8,595 8,125
1.13%, 02/29/2028 11,740 11,231
1.13%, 08/31/2028 7,015 6,638
1.13%, 02/15/2031 12,680 11,317
1.13%, 05/15/2040 5,180 3,400
1.13%, 08/15/2040 3,885 2,525
1.25%, 03/31/2028 6,615 6,334
1.25%, 04/30/2028 10,140 9,692
1.25%, 05/31/2028 8,310 7,929
1.25%, 06/30/2028 9,680 9,221
1.25%, 09/30/2028 5,880 5,572
1.25%, 08/15/2031 10,605 9,387
1.25%, 05/15/2050 6,195 3,104
1.38%, 10/31/2028 8,830 8,381
1.38%, 12/31/2028 7,435 7,034

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.38%, 11/15/2031 $ 19,860 $ 17,582
1.38%, 11/15/2040 4,490 3,015
1.38%, 08/15/2050 6,000 3,089
1.50%, 11/30/2028 6,840 6,504
1.50%, 02/15/2030 12,175 11,305
1.63%, 08/15/2029 3,560 3,355
1.63%, 05/15/2031 11,030 10,024
1.63%, 11/15/2050 7,265 3,986
1.75%, 01/31/2029 8,580 8,191
1.75%, 11/15/2029 2,360 2,223
1.75%, 08/15/2041 6,540 4,566
1.88%, 02/28/2029 5,360 5,129
1.88%, 02/15/2032 13,820 12,523
1.88%, 02/15/2041 5,820 4,202
1.88%, 02/15/2051 6,040 3,525
1.88%, 11/15/2051 6,400 3,694
2.00%, 11/15/2041 5,285 3,813
2.00%, 02/15/2050 3,950 2,416
2.00%, 08/15/2051 5,755 3,441
2.25%, 08/15/2027 4,875 4,793
2.25%, 11/15/2027 6,555 6,429
2.25%, 05/15/2041 4,570 3,472
2.25%, 08/15/2046 4,160 2,846
2.25%, 08/15/2049 6,140 4,007
2.25%, 02/15/2052 6,160 3,897
2.38%, 05/15/2027 4,230 4,174
2.38%, 03/31/2029 6,075 5,893
2.38%, 05/15/2029 6,050 5,862
2.38%, 02/15/2042 6,020 4,577
2.38%, 11/15/2049 3,305 2,210
2.38%, 05/15/2051 6,765 4,441
2.50%, 03/31/2027 7,945 7,861
2.50%, 02/15/2045 3,795 2,785
2.50%, 02/15/2046 4,005 2,895
2.50%, 05/15/2046 2,720 1,959
2.63%, 05/31/2027 3,865 3,825
2.63%, 02/15/2029 7,695 7,529
2.63%, 07/31/2029 2,600 2,534
2.75%, 04/30/2027 4,420 4,383
2.75%, 07/31/2027 13,665 13,534
2.75%, 02/15/2028 8,515 8,413
2.75%, 05/31/2029 2,500 2,449
2.75%, 08/15/2032 7,965 7,540
2.75%, 08/15/2042 739 589
2.75%, 11/15/2042 1,090 865
2.75%, 08/15/2047 2,885 2,139
2.75%, 11/15/2047 2,950 2,181
2.88%, 05/15/2028 3,870 3,828
2.88%, 08/15/2028 13,970 13,804
2.88%, 04/30/2029 4,605 4,532
2.88%, 05/15/2032 10,200 9,756
2.88%, 05/15/2043 2,880 2,309
2.88%, 08/15/2045 2,575 2,002
2.88%, 11/15/2046 1,080 828
2.88%, 05/15/2049 4,490 3,344
2.88%, 05/15/2052 6,300 4,578
3.00%, 05/15/2042 1,705 1,416
3.00%, 11/15/2044 4,710 3,771
3.00%, 05/15/2045 2,280 1,816
3.00%, 11/15/2045 1,950 1,544
3.00%, 02/15/2047 3,175 2,479
3.00%, 05/15/2047 4,205 3,273
3.00%, 02/15/2048 3,415 2,637
3.00%, 08/15/2048 1,210 929
3.00%, 02/15/2049 3,190 2,439
3.00%, 08/15/2052 4,610 3,434
3.13%, 08/31/2027 1,290 1,284
3.13%, 11/15/2028 11,250 11,174
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.13%, 08/31/2029 $ 3,010 $ 2,980
3.13%, 11/15/2041 455 388
3.13%, 02/15/2042 1,140 967
3.13%, 02/15/2043 815 681
3.13%, 08/15/2044 2,590 2,121
3.13%, 05/15/2048 1,030 811
3.25%, 06/30/2027 5,950 5,934
3.25%, 06/30/2029 4,380 4,357
3.25%, 05/15/2042 5,235 4,500
3.38%, 05/15/2033 9,345 9,128
3.38%, 08/15/2042 3,025 2,636
3.38%, 11/15/2048 3,175 2,603
3.50%, 09/30/2027 3,860 3,864
3.50%, 01/31/2028 3,970 3,978
3.50%, 04/30/2028 3,820 3,828
3.50%, 10/15/2028 4,525 4,537
3.50%, 11/15/2028 3,780 3,791
3.50%, 12/15/2028 5,205 5,220
3.50%, 01/15/2029 800 802
3.50%, 09/30/2029 9,035 9,054
3.50%, 01/31/2030 7,810 7,822
3.50%, 04/30/2030 3,395 3,398
3.50%, 02/15/2033 8,390 8,275
3.50%, 02/15/2039 1,130 1,056
3.63%, 03/31/2028 3,180 3,195
3.63%, 08/31/2029 2,540 2,556
3.63%, 03/31/2030 6,730 6,769
3.63%, 08/31/2030 880 885
3.63%, 09/30/2030 2,595 2,608
3.63%, 09/30/2031 1,915 1,918
3.63%, 08/15/2043 2,410 2,147
3.63%, 02/15/2044 1,245 1,104
3.63%, 02/15/2053 3,965 3,328
3.63%, 05/15/2053 7,665 6,431
3.75%, 06/30/2027 7,720 7,749
3.75%, 08/15/2027 5,155 5,177
3.75%, 04/15/2028 2,735 2,755
3.75%, 05/15/2028 4,595 4,630
3.75%, 12/31/2028 6,315 6,376
3.75%, 05/31/2030 2,265 2,289
3.75%, 06/30/2030 5,090 5,143
3.75%, 12/31/2030 2,545 2,570
3.75%, 08/31/2031 9,060 9,134
3.75%, 02/28/2033
(i)
5,610 5,620
3.75%, 08/15/2041 2,175 2,018
3.75%, 11/15/2043 1,250 1,130
3.88%, 05/31/2027 5,555 5,581
3.88%, 07/31/2027 4,470 4,496
3.88%, 10/15/2027 4,790 4,823
3.88%, 11/30/2027 4,725 4,762
3.88%, 12/31/2027 5,365 5,409
3.88%, 03/15/2028 5,120 5,169
3.88%, 07/15/2028 2,255 2,280
3.88%, 09/30/2029 6,260 6,350
3.88%, 11/30/2029 2,300 2,334
3.88%, 04/30/2030 4,425 4,493
3.88%, 06/30/2030 4,235 4,301
3.88%, 07/31/2030 5,470 5,556
3.88%, 08/31/2032 3,415 3,453
3.88%, 09/30/2032 2,610 2,638
3.88%, 12/31/2032 3,960 3,999
3.88%, 08/15/2033 10,170 10,244
3.88%, 08/15/2034 11,485 11,502
3.88%, 08/15/2040 1,350 1,284
3.88%, 02/15/2043 2,125 1,969
3.88%, 05/15/2043 1,060 980
4.00%, 12/15/2027 2,660 2,687
4.00%, 02/29/2028 3,380 3,419

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.00%, 06/30/2028 $ 2,640 $ 2,676
4.00%, 01/31/2029 5,730 5,826
4.00%, 07/31/2029 5,130 5,225
4.00%, 02/28/2030 12,340 12,584
4.00%, 05/31/2030 9,220 9,408
4.00%, 07/31/2030 5,145 5,251
4.00%, 01/31/2031 7,695 7,857
4.00%, 04/30/2032 3,255 3,317
4.00%, 06/30/2032 4,340 4,422
4.00%, 07/31/2032 5,930 6,040
4.00%, 02/15/2034 10,630 10,770
4.00%, 11/15/2035 5,730 5,751
4.00%, 11/15/2042 5,240 4,943
4.00%, 11/15/2052 7,995 7,183
4.13%, 09/30/2027 6,975 7,049
4.13%, 10/31/2027 4,750 4,803
4.13%, 11/15/2027 2,150 2,175
4.13%, 07/31/2028 8,455 8,600
4.13%, 03/31/2029 5,800 5,922
4.13%, 10/31/2029 1,000 1,023
4.13%, 11/30/2029 10,715 10,967
4.13%, 08/31/2030 1,075 1,102
4.13%, 07/31/2031 9,165 9,414
4.13%, 10/31/2031 4,015 4,122
4.13%, 11/30/2031 6,155 6,319
4.13%, 02/29/2032 5,270 5,408
4.13%, 03/31/2032 2,905 2,981
4.13%, 05/31/2032 3,575 3,668
4.13%, 11/15/2032 8,815 9,035
4.13%, 08/15/2044 3,585 3,395
4.13%, 08/15/2053 3,930 3,605
4.25%, 03/15/2027 22,215 22,381
4.25%, 02/28/2029 6,355 6,508
4.25%, 06/30/2029 5,900 6,053
4.25%, 02/28/2031 2,640 2,726
4.25%, 06/30/2031 4,620 4,773
4.25%, 11/15/2034 10,515 10,803
4.25%, 05/15/2035 12,755 13,082
4.25%, 08/15/2035 8,990 9,213
4.25%, 05/15/2039 3,400 3,416
4.25%, 11/15/2040 1,088 1,077
4.25%, 02/15/2054 7,180 6,726
4.25%, 08/15/2054 6,660 6,240
4.38%, 07/15/2027 5,770 5,841
4.38%, 08/31/2028 3,915 4,007
4.38%, 01/31/2032 6,205 6,451
4.38%, 05/15/2034 10,690 11,099
4.38%, 02/15/2038 495 510
4.38%, 11/15/2039 1,700 1,719
4.38%, 05/15/2040 1,545 1,557
4.38%, 05/15/2041 2,990 2,992
4.38%, 08/15/2043 1,645 1,618
4.50%, 04/15/2027 4,605 4,655
4.50%, 05/15/2027 4,445 4,497
4.50%, 12/31/2031 8,910 9,321
4.50%, 11/15/2033 9,935 10,407
4.50%, 02/15/2036 1,630 1,711
4.50%, 05/15/2038 1,200 1,249
4.50%, 08/15/2039 730 749
4.50%, 02/15/2044 3,835 3,823
4.50%, 11/15/2054 6,850 6,692
4.63%, 06/15/2027 16,890 17,133
4.63%, 09/30/2028 6,215 6,404
4.63%, 04/30/2029 6,920 7,170
4.63%, 09/30/2030 1,460 1,529
4.63%, 04/30/2031 2,775 2,915
4.63%, 05/31/2031 12,215 12,833
4.63%, 02/15/2035 11,305 11,926
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.63%, 02/15/2040 $ 4,870 $ 5,045
4.63%, 05/15/2044 4,030 4,076
4.63%, 11/15/2044 6,255 6,314
4.63%, 11/15/2045 805 810
4.63%, 05/15/2054 6,335 6,315
4.63%, 02/15/2055 6,445 6,428
4.63%, 11/15/2055 4,260 4,253
4.75%, 02/15/2037 1,250 1,335
4.75%, 02/15/2041 3,994 4,171
4.75%, 02/15/2045 3,865 3,962
4.75%, 11/15/2053 4,820 4,898
4.75%, 05/15/2055 6,640 6,757
4.75%, 08/15/2055 6,020 6,130
4.75%, 02/15/2056 1,475 1,503
4.88%, 08/15/2045 2,760 2,871
5.00%, 05/15/2037 885 966
5.00%, 05/15/2045 3,925 4,149
5.25%, 11/15/2028 409 428
5.25%, 02/15/2029 795 838
5.38%, 02/15/2031 1,100 1,191
5.50%, 08/15/2028 1,115 1,170
6.13%, 11/15/2027 700 731
6.25%, 05/15/2030 1,050 1,163
6.38%, 08/15/2027 1,540 1,604
$ 1,304,157
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,013,337
Total Investments $ 2,867,333
Other Assets and Liabilities -  (1.28)% (36,331)
TOTAL NET ASSETS - 100.00% $ 2,831,002
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $20,495 or 0.72% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $21,030 or
0.74% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,320 or 0.08% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.

Schedule of Investments
Bond Market Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 58,724 $ 379,453 $ 371,563 $ 66,614
$ 58,724 $ 379,453 $ 371,563 $ 66,614
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 528 $ — $ — $ —
$ 528 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .82 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .15%
Invesco Preferred ETF 123,647 $ 1,409
Money Market Funds - 2 .67%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(a),(b)
1,722,540 1,723
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b),(c)
23,766,591 23,767
$ 25,490
TOTAL INVESTMENT COMPANIES $ 26,899
PREFERRED STOCKS - 1 .27 % Shares Held Value (000's)
Banks - 0 .69%
Cullen/Frost Bankers Inc 4.45%, 06/15/2026
(d)
57,739 $ 1,035
Regions Financial Corp 6.95%, 09/15/2029
(d)
107,520 2,785
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
US Bancorp 4.53%, 04/02/2026
(d)
11,995 227
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
Wintrust Financial Corp 7.88%, 07/15/2030
(d)
95,600 2,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 6,600
Diversified Financial Services - 0 .02%
Affiliated Managers Group Inc 4.20%, 09/30/2061 9,119 143
Affiliated Managers Group Inc 5.88%, 03/30/2059 1,353 28
$ 171
Insurance - 0 .34%
Assurant Inc 5.25%, 01/15/2061 30,926 635
Corebridge Financial Inc 6.38%, 12/15/2064 109,872 2,586
$ 3,221
REITs - 0 .22%
Public Storage 4.10%, 01/13/2027
(d)
5,800 95
Public Storage 4.13%, 04/01/2026
(d)
12,718 214
Public Storage 5.60%, 04/02/2026
(d)
13,525 318
Rexford Industrial Realty Inc 5.63%, 03/22/2026
(d)
70,860 1,522
$ 2,149
TOTAL PREFERRED STOCKS $ 12,141
BONDS - 96 .85%
Principal
Amount (000's) Value (000's)
Banks - 64 .34%
Banco Bilbao Vizcaya Argentaria SA
7.75%, 01/14/2032
(d),(e),(f)
$ 9,700 $ 10,414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(d),(e),(f)
8,500 9,469
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
8.00%, 02/01/2034
(d),(e),(f)
1,000 1,103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(d),(e),(f)
3,500 3,887
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(d),(e),(f)
5,000 6,029
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.13%, 04/27/2027
(d),(e)
10,304 10,441
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.63%, 05/01/2030
(d),(e),(g)
14,500 15,180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Montreal
6.88%, 11/26/2085
(e)
$ 4,800 $ 4,951
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.30%, 11/26/2084
(e)
2,500 2,662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(e)
7,834 8,298
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.75%, 12/20/2026
(d),(e)
12,100 11,919
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
5.63%, 03/20/2031
(d),(e),(h)
2,200 2,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(e)
760 741
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.88%, 10/27/2085
(e)
23,600 24,367
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(e)
3,675 3,854
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(e)
6,325 6,768
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(e)
2,600 2,748
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
7.63%, 03/15/2035
(d),(e),(f)
12,900 13,697
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(d),(e),(f)
1,200 1,280
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(d),(e),(f)
1,800 2,041
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
4.50%, 02/25/2030
(d),(e),(f),(i)
3,500 3,293
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
4.63%, 02/25/2031
(d),(e),(f),(i)
7,000 6,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
7.45%, 06/27/2035
(d),(e),(f),(i)
2,600 2,747
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.45%, 06/27/2035
(d),(e),(f)
2,000 2,113
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
8.50%, 08/14/2028
(d),(e),(f),(i)
2,000 2,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
9.25%, 11/17/2027
(d),(e),(f),(i)
5,000 5,341
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
9.25%, 11/17/2027
(d),(e),(f)
1,400 1,496
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%

Schedule of Investments
Capital Securities Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Canadian Imperial Bank of Commerce
6.95%, 01/28/2085
(e),(g)
$ 5,500 $ 5,687
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(e)
8,800 9,124
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citigroup Inc
6.63%, 02/15/2031
(d),(e)
2,000 2,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.88%, 08/15/2030
(d),(e)
11,000 11,279
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(d),(e)
5,000 5,140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(d),(e)
11,567 12,197
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.13%, 08/15/2029
(d),(e)
1,500 1,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
7.38%, 05/15/2028
(d),(e),(g)
3,600 3,756
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(d),(e),(g)
4,300 4,276
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
7.07%, 04/06/2026
(d),(g)
3,462 3,464
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Credit Agricole SA
7.13%, 09/23/2035
(d),(e),(f),(i)
4,300 4,524
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Deutsche Bank AG
8.13%, 04/30/2030
(d),(e),(f),(g)
7,000 7,517
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
Goldman Sachs Group Inc/The
6.85%, 02/10/2030
(d),(e)
1,444 1,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(d),(e),(g)
21,500 22,888
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
7.50%, 02/10/2029
(d),(e),(g)
1,000 1,069
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
HSBC Holdings PLC
6.00%, 05/22/2027
(d),(e),(f)
3,000 3,029
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(d),(e),(f)
500 511
USD Swap Rate NY 5 Year + 3.61%
7.05%, 06/05/2030
(d),(e),(f)
1,000 1,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
8.00%, 03/07/2028
(d),(e),(f)
5,000 5,274
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(d),(e)
$ 14,810 $ 14,707
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(d),(e)
8,010 8,209
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(d),(e)
6,160 6,206
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Huntington Capital II
4.61%, 06/15/2028 2,400 2,320
CME Term Secured Overnight Financing
Rate 3 Month + 0.89%
ING Groep NV
5.75%, 11/16/2026
(d),(e),(f)
1,985 1,986
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
7.00%, 11/16/2032
(d),(e),(f)
4,000 4,158
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
7.25%, 11/16/2034
(d),(e),(f)
5,000 5,356
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 4.08%
JPMorgan Chase & Co
6.50%, 04/01/2030
(d),(e)
10,500 10,999
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(d),(e)
10,100 10,721
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(d),(e)
2,775 2,767
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital I
4.66%, 07/01/2028 1,500 1,473
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
KeyCorp Capital III
7.75%, 07/15/2029 2,700 2,901
Lloyds Banking Group PLC
6.63%, 09/27/2035
(d),(e),(f)
2,500 2,490
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 09/27/2031
(d),(e),(f),(g)
900 933
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(d),(e),(f)
2,000 2,173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(d),(e),(g)
8,000 7,906
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(d),(e)
4,000 4,004
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%
NatWest Group PLC
4.60%, 06/28/2031
(d),(e),(f),(g)
18,000 16,763
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
Nordea Bank Abp
6.75%, 11/10/2033
(d),(e),(f),(i)
4,000 4,132
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%

Schedule of Investments
Capital Securities Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Capital Trust C
4.62%, 06/01/2028 $ 3,000 $ 2,955
CME Term Secured Overnight Financing
Rate 3 Month + 0.83%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(d),(e)
5,600 5,646
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(d),(e),(g)
2,000 2,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(d),(e),(g)
13,500 14,000
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(e)
7,000 6,933
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(e)
4,800 4,796
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.50%, 05/24/2086
(e)
1,550 1,548
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.50%, 05/02/2084
(e)
21,094 22,270
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(d),(e),(f),(i)
3,600 4,004
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(d),(e),(f),(i)
7,000 7,727
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
10.00%, 11/14/2028
(d),(e),(f)
600 662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(d),(e),(f),(g)
12,500 11,885
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.01%, 07/30/2037
(d),(e),(i)
7,100 7,495
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(d),(e)
2,000 2,111
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(d),(e),(f),(i)
2,100 2,249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
7.88%, 03/08/2030
(d),(e),(f),(g),(i)
1,000 1,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
State Street Corp
6.45%, 09/15/2030
(d),(e),(g)
3,800 3,969
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(d),(e)
10,800 11,362
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(d),(e),(g)
6,900 7,224
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.75%, 03/17/2030
(d),(e),(f)
3,000 3,255
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The
7.25%, 07/31/2084
(e)
$ 1,000 $ 1,045
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
8.13%, 10/31/2082
(e)
14,201 14,858
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.58%, 05/15/2027 4,000 3,981
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
5.10%, 03/01/2030
(d),(e),(g)
2,000 2,023
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
UBS Group AG
4.38%, 02/10/2031
(d),(e),(f)
2,500 2,274
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.88%, 02/12/2027
(d),(e),(f),(i)
9,000 8,962
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.60%, 08/05/2030
(d),(e),(f),(g),(i)
3,900 3,923
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
7.00%, 02/10/2030
(d),(e),(f),(i)
2,000 2,043
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.00%, 02/05/2035
(d),(e),(f)
6,000 6,083
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
9.25%, 11/13/2033
(d),(e),(f),(i)
12,000 14,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
US Bancorp
3.70%, 01/15/2027
(d),(e),(g)
29,000 28,733
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
6.85%, 09/15/2029
(d),(e),(g)
9,705 10,235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(d),(e),(g)
10,696 11,414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
$ 614,588
Diversified Financial Services - 1 .31%
Nomura Holdings Inc
7.00%, 07/15/2030
(d),(e),(f)
600 628
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
Voya Financial Inc
4.70%, 01/23/2048
(e)
10,800 10,381
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(d),(e)
1,400 1,472
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 12,481
Electric - 6 .06%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(e)
5,000 4,959
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Alliant Energy Corp
5.75%, 04/01/2056
(e)
500 498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%

Schedule of Investments
Capital Securities Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
American Electric Power Co Inc
3.88%, 02/15/2062
(e)
$ 4,100 $ 4,040
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.80%, 03/15/2056
(e)
2,700 2,713
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
6.05%, 03/15/2056
(e)
4,400 4,415
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(e)
2,000 2,161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(e),(g)
2,600 2,739
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Dominion Energy Inc
4.35%, 01/15/2027
(d),(e),(g)
1,150 1,144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
6.63%, 05/15/2055
(e),(g)
4,500 4,671
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
Duke Energy Corp
3.25%, 01/15/2082
(e)
5,000 4,894
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
Electricite de France SA
9.13%, 03/15/2033
(d),(e)
6,800 8,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
9.13%, 03/15/2033
(d),(e),(i)
2,000 2,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Entergy Corp
6.10%, 06/15/2056
(e)
400 403
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
EUSHI Finance Inc
6.25%, 04/01/2056
(e)
1,100 1,108
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
7.63%, 12/15/2054
(e)
500 528
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Evergy Inc
6.65%, 06/01/2055
(e)
1,000 1,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
NextEra Energy Capital Holdings Inc
5.99%, 10/01/2066
(g)
2,291 2,073
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
6.70%, 09/01/2054
(e)
2,700 2,804
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(e)
3,580 3,655
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(e)
1,500 1,525
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
Southern Co/The
6.38%, 03/15/2055
(e)
2,000 2,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%
$ 57,919
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .74%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(d),(i)
$ 7,000 $ 7,017
Gas - 0 .82%
AltaGas Ltd
7.20%, 10/15/2054
(e),(i)
1,500 1,567
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
NiSource Inc
6.95%, 11/30/2054
(e)
6,000 6,269
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
$ 7,836
Insurance - 13 .55%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,079
Corebridge Financial Inc
6.38%, 09/15/2054
(e)
1,200 1,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(d),(e)
4,270 4,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
6.88%, 12/15/2052
(e)
4,000 4,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd/The
6.20%, 01/16/2035
(d),(e),(i)
6,000 6,254
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(e)
1,600 1,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(e),(i)
7,300 7,245
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(i)
6,100 7,066
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(i)
1,100 1,252
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(e),(i)
3,600 3,670
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(e),(i)
4,650 4,818
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(i)
2,200 2,446
CME Term Secured Overnight Financing
Rate 3 Month + 3.96%
MetLife Inc
5.85%, 03/15/2056
(e)
2,000 1,986
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%
9.25%, 04/08/2068
(i)
11,372 13,551
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,696
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(e),(i)
3,600 3,782
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%

Schedule of Investments
Capital Securities Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Nippon Life Insurance Co
2.75%, 01/21/2051
(e),(i)
$ 4,600 $ 4,172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(e),(i)
10,500 9,457
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.50%, 04/30/2055
(e)
1,500 1,612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Prudential Financial Inc
3.70%, 10/01/2050
(e)
8,000 7,444
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
6.50%, 03/15/2054
(e)
2,000 2,108
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Reinsurance Group of America Inc
6.65%, 09/15/2055
(e)
400 414
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(e),(i)
5,000 4,680
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
5.88%, 09/10/2055
(e),(i)
4,000 4,055
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(e),(i)
1,600 1,680
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(e),(i)
4,600 4,844
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(e)
11,200 10,240
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(e)
7,200 6,584
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 129,469
Oil & Gas - 0 .84%
BP Capital Markets PLC
4.88%, 03/22/2030
(d),(e)
3,000 2,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Phillips 66 Co
6.20%, 03/15/2056
(e)
5,000 5,068
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 8,058
Pipelines - 7 .05%
Enbridge Inc
5.75%, 07/15/2080
(e)
5,000 5,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.25%, 03/01/2078
(e)
11,000 11,208
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.63%, 01/15/2083
(e),(g)
2,000 2,197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
8.50%, 01/15/2084
(e)
4,650 5,367
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP
6.50%, 02/15/2056
(e)
$ 2,600 $ 2,627
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 02/15/2056
(e)
11,335 11,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(e)
7,938 7,944
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.38%, 02/15/2078
(e)
1,300 1,304
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
Transcanada Trust
5.50%, 09/15/2079
(e)
12,500 12,636
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(e)
7,300 7,335
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
$ 67,293
REITs - 0 .48%
Scentre Group Trust 2
5.13%, 09/24/2080
(e),(g),(i)
4,500 4,562
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
Sovereign - 1 .54%
CoBank ACB
4.25%, 01/01/2027
(d),(e)
2,000 1,973
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(d),(e)
1,000 1,002
CME Term Secured Overnight Financing
Rate 3 Month + 4.66%
6.45%, 10/01/2027
(d),(e),(g)
5,000 5,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
7.00%, 09/15/2030
(d),(e)
6,477 6,718
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
$ 14,743
Telecommunications - 0 .12%
TELUS Corp
6.63%, 10/15/2055
(e)
1,100 1,136
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
TOTAL BONDS $ 925,102
Total Investments $ 964,142
Other Assets and Liabilities -  (0.94)% (8,974)
TOTAL NET ASSETS - 100.00% $ 955,168
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $18,653 or
1.95% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Capital Securities Fund
February 28, 2026 (unaudited)
See accompanying notes.

(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $200,234 or 20.96% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $18,090 or 1.89% of net assets.
(h) Security purchased on a when-issued basis.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $174,678 or 18.29% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 32,192 $ 329,711 $ 338,136 $ 23,767
$ 32,192 $ 329,711 $ 338,136 $ 23,767
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 145 $ — $ — $ —
$ 145 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 11.24% Shares Held Value (000's)
Closed-End Funds - 0.20%
Sprott Physical Uranium Trust
(a)
266,600 $ 5,379
Exchange-Traded Funds - 7.35%
abrdn Bloomberg All Commodity Strategy K-1 Free
ETF
263,365 5,744
Global X MLP & Energy Infrastructure ETF
(b)
402,400 28,663
Global X US Infrastructure Development ETF
(b)
1,006,200 55,432
iShares Global Infrastructure ETF 140,898 9,774
SPDR Gold MiniShares Trust
(a),(c)
801,220 83,439
State Street SPDR S&P Global Natural Resources
ETF
75,950 5,738
Vanguard Real Estate ETF 72,589 6,946
$ 195,736
Money Market Funds - 3.69%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(a),(d),(f)
6,704,031 6,704
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 3.55%
(a),(d)
7,369,847 7,370
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(d),(e),(f)
84,116,400 84,116
$ 98,190
TOTAL INVESTMENT COMPANIES $ 299,305
COMMON STOCKS - 78.71% Shares Held Value (000's)
Agriculture - 1.13%
Archer-Daniels-Midland Co 150,462 $ 10,387
Bunge Global SA 74,506 8,989
Darling Ingredients Inc
(g)
122,922 6,535
Wilmar International Ltd 1,534,000 4,265
$ 30,176
Biotechnology - 0.52%
Corteva Inc 174,017 13,942
Building Materials - 0.56%
Boise Cascade Co 2,832 234
Builders FirstSource Inc
(g)
1,956 204
Interfor Corp
(g)
77,957 569
Louisiana-Pacific Corp 18,305 1,552
Masterbrand Inc
(g)
20,176 204
Stella-Jones Inc 7,231 496
Svenska Cellulosa AB SCA 504,172 6,845
UFP Industries Inc 7,378 759
West Fraser Timber Co Ltd 61,960 4,114
$ 14,977
Chemicals - 1.54%
CF Industries Holdings Inc 47,832 4,761
FMC Corp 19,042 281
ICL Group Ltd 422,338 2,002
Ingevity Corp
(g)
10,380 748
Methanex Corp 98,740 4,989
Mosaic Co/The 217,584 6,058
Nutrien Ltd 228,844 17,211
Yara International ASA 95,258 4,822
$ 40,872
Commercial Services - 1.40%
Anhui Expressway Co Ltd 342,000 604
Atlas Arteria Ltd 3,014,750 10,292
Cengage Learning Holdings II Inc
(g)
2,772 53
China Merchants Port Holdings Co Ltd 924,000 2,062
COSCO SHIPPING Ports Ltd 1,098,000 910
Hutchison Port Holdings Trust 4,451,300 1,002
Jiangsu Expressway Co Ltd
(b)
1,002,000 1,304
Shenzhen Expressway Corp Ltd 492,000 451
Shenzhen International Holdings Ltd 1,110,000 1,293
SIA Engineering Co Ltd 194,100 540
Transurban Group 1,689,925 17,228
Yuexiu Transport Infrastructure Ltd 568,000 334
Zhejiang Expressway Co Ltd 1,260,000 1,103
$ 37,176
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.12%
Avery Dennison Corp 11,782 $ 2,314
Kimberly-Clark Corp 7,522 838
$ 3,152
Cosmetics & Personal Care - 0.10%
Essity AB 34,622 1,100
Procter & Gamble Co/The 3,760 629
Unicharm Corp 147,700 1,010
$ 2,739
Electric - 14.51%
American Electric Power Co Inc 118,123 15,807
Axia Energia 570,191 6,847
Axia Energia ADR 49,330 596
Black Hills Corp 73,946 5,447
Brookfield Renewable Corp
(b)
271,021 11,581
CGN Power Co Ltd
(h)
694,000 278
China Longyuan Power Group Corp Ltd 182,000 176
China Resources Power Holdings Co Ltd 134,000 319
Cia Energetica de Minas Gerais ADR 116,458 276
Cia Paranaense de Energia - Copel 3,254,781 9,346
Clearway Energy Inc - Class C 232,854 8,921
CLP Holdings Ltd 732,500 6,941
CMS Energy Corp 147,778 11,537
Consolidated Edison Inc 23,035 2,592
Constellation Energy Corp 38,395 12,666
Dominion Energy Inc 195,021 12,314
Duke Energy Corp 49,273 6,447
E.ON SE 657,731 15,300
Edison International 89,802 6,712
EDP Renovaveis SA 628,766 9,933
Enel SpA 1,931,064 23,221
Engie SA 594,647 20,315
Entergy Corp 168,604 18,059
Exelon Corp 298,042 14,744
HK Electric Investments & HK Electric Investments
Ltd
2,135,000 1,913
Huaneng Power International Inc 244,000 188
Iberdrola SA 394,926 9,321
National Grid PLC 1,213,973 22,709
NextEra Energy Inc 362,214 33,965
OGE Energy Corp 160,014 7,863
PG&E Corp 722,947 13,736
Portland General Electric Co 136,268 7,353
Public Service Enterprise Group Inc 93,645 8,059
Redeia Corp SA 306,904 5,705
Sempra 187,999 18,099
Southern Co/The 69,276 6,746
SSE PLC 310,870 11,236
Terna - Rete Elettrica Nazionale 314,116 3,780
Vistra Corp 17,855 3,105
WEC Energy Group Inc 19,500 2,281
Xcel Energy Inc 118,227 9,856
$ 386,290
Energy - Alternate Sources - 0.22%
ERG SpA 195,804 5,770
Engineering & Construction - 6.73%
Aena SME SA
(h)
956,927 30,161
Aeroports de Paris SA 168,916 23,570
Airports of Thailand PCL 1,441,200 2,551
Athens International Airport SA 254,750 3,444
Auckland International Airport Ltd 3,608,530 19,849
Beijing Capital International Airport Co Ltd
(g)
1,600,000 478
Cellnex Telecom SA
(g),(h)
328,376 12,480
China Tower Corp Ltd
(h)
2,536,200 3,609
Corp America Airports SA
(g)
30,347 865
Dalrymple Bay Infrastructure Ltd 416,399 1,529
Enav SpA
(h)
2,641,430 17,202
Flughafen Zurich AG 16,052 5,500
Fraport AG Frankfurt Airport Services
Worldwide
(g)
25,053 2,451

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Grupo Aeroportuario del Centro Norte SAB de CV
ADR
26,290 $ 3,212
Grupo Aeroportuario del Pacifico SAB de CV ADR 32,196 8,395
Grupo Aeroportuario del Sureste SAB de CV 115,562 4,162
Grupo Aeroportuario del Sureste SAB de CV ADR 35,015 12,593
Japan Airport Terminal Co Ltd 82,600 2,817
Sacyr SA 1,844,819 9,871
SATS Ltd 740,500 2,291
Vinci SA 72,294 12,000
$ 179,030
Food - 0.04%
Ingredion Inc 9,683 1,137
Forest Products & Paper - 1.70%
Acadian Timber Corp
(b)
37,636 464
Canfor Corp
(g)
78,401 790
Empresas CMPC SA 325,680 483
Holmen AB 28,224 1,111
International Paper Co 293,107 12,764
Mondi PLC 349,337 4,176
Nine Dragons Paper Holdings Ltd
(g)
980,000 1,102
Oji Holdings Corp 777,000 4,895
Sappi Ltd
(b),(g)
217,349 230
Suzano SA ADR 391,488 4,436
Suzano SA 207,100 2,347
Sylvamo Corp 16,102 746
UPM-Kymmene Oyj 368,996 11,751
$ 45,295
Gas - 0.74%
China Gas Holdings Ltd 3,068,600 3,175
NiSource Inc 80,967 3,830
Snam SpA 1,396,164 10,841
Spire Inc 20,658 1,892
$ 19,738
Hand & Machine Tools - 0.02%
Makita Corp 16,000 619
Healthcare - Products - 0 .00%
Carestream Health Inc
(g)
17,410 9
Healthcare - Services - 0.14%
Chartwell Retirement Residences 226,400 3,688
Home Builders - 0.13%
DR Horton Inc 3,678 590
KB Home 4,099 261
Meritage Homes Corp 3,290 248
PulteGroup Inc 4,935 677
Sumitomo Forestry Co Ltd 94,800 1,025
Toll Brothers Inc 4,073 640
$ 3,441
Housewares - 0.02%
Scotts Miracle-Gro Co/The 6,777 475
Internet - 0.00%
Catalina Marketing Corp
(g),(i)
4,112 123
Iron & Steel - 1.14%
ArcelorMittal SA 31,833 2,085
ArcelorMittal SA 140,966 9,185
Fortescue Ltd 124,120 1,865
Nippon Steel Corp 401,300 1,630
Novolipetsk Steel PJSC
(g)
1,124,750 —
Nucor Corp 34,889 6,171
POSCO Holdings Inc 5,621 1,613
Reliance Inc 3,905 1,233
Severstal PAO
(g)
149,085 —
Steel Dynamics Inc 10,250 1,980
Vale SA ADR 267,688 4,599
$ 30,361
Lodging - 0.19%
Hilton Worldwide Holdings Inc 16,000 4,989
Machinery - Construction & Mining - 0.13%
Caterpillar Inc 4,723 3,508
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.33%
ANDRITZ AG 7,437 $ 646
CNH Industrial NV 373,753 4,597
Deere & Co 3,963 2,495
Kadant Inc 1,713 581
Valmet Oyj 16,472 552
$ 8,871
Mining - 7.00%
Agnico Eagle Mines Ltd 37,550 9,432
Agnico Eagle Mines Ltd 39,790 10,011
Alamos Gold Inc 100,912 5,468
Alcoa Corp 46,082 2,861
Anglo American PLC 202,400 10,099
Anglogold Ashanti Plc 31,652 4,044
Antofagasta PLC 25,759 1,480
Barrick Mining Corp
(b)
126,083 6,397
BHP Group Ltd 379,149 15,384
Cameco Corp 27,778 3,286
Cameco Corp 18,753 2,220
Capstone Copper Corp
(g)
223,673 2,314
China Hongqiao Group Ltd 244,000 1,101
First Quantum Minerals Ltd
(g)
50,509 1,512
Franco-Nevada Corp 14,410 4,027
Freeport-McMoRan Inc 271,336 18,473
Glencore PLC
(g)
712,965 5,152
Gold Fields Ltd ADR 66,816 3,931
Hudbay Minerals Inc 97,197 2,754
Impala Platinum Holdings Ltd ADR 106,532 2,359
Ivanhoe Mines Ltd
(g)
177,724 2,033
Kinross Gold Corp 90,195 3,334
Newmont Corp 171,061 22,238
Norsk Hydro ASA 445,884 4,137
Northern Star Resources Ltd 106,807 2,341
Pan American Silver Corp 35,439 2,435
Polyus PJSC
(g)
124,590 —
Rio Tinto Ltd 27,713 3,295
Rio Tinto PLC 99,768 9,884
Royal Gold Inc 24,928 7,473
Southern Copper Corp 6,168 1,346
Teck Resources Ltd 33,414 1,962
Teck Resources Ltd 46,534 2,740
Valterra Platinum Ltd 23,434 2,715
Wheaton Precious Metals Corp 33,992 5,539
Zijin Mining Group Co Ltd 448,000 2,564
$ 186,341
Oil & Gas - 7.28%
Antero Resources Corp
(g)
156,132 5,747
BP PLC 2,698,433 17,490
Canadian Natural Resources Ltd 133,382 5,835
Cenovus Energy Inc 88,063 1,962
Chevron Corp 48,081 8,980
ConocoPhillips 136,076 15,439
Coterra Energy Inc 19,340 592
Crescent Energy Co 182,901 2,133
Devon Energy Corp 15,935 694
Diamondback Energy Inc 66,013 11,492
Ecopetrol SA ADR
(b)
15,808 188
Empresas Copec SA 92,314 762
Eni SpA 133,084 3,108
EOG Resources Inc 13,783 1,710
EQT Corp 15,853 974
Equinor ASA 54,066 1,620
Expand Energy Corp 51,935 5,605
Exxon Mobil Corp 176,334 26,891
Imperial Oil Ltd 9,785 1,144
Kunlun Energy Co Ltd 230,000 246
Marathon Petroleum Corp 41,928 8,310
Occidental Petroleum Corp 18,269 970
Permian Resources Corp 370,809 6,782
Petroleo Brasileiro SA - Petrobras ADR 119,223 1,983

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Phillips 66 59,836 $ 9,234
Reliance Industries Ltd
(h)
108,394 6,632
Repsol SA 72,304 1,636
Shell PLC 369,333 15,469
Suncor Energy Inc
(b)
76,886 4,343
Suncor Energy Inc 157,135 8,881
TotalEnergies SE 130,084 10,420
Valero Energy Corp 19,705 4,032
Woodside Energy Group Ltd 121,821 2,487
$ 193,791
Oil & Gas Services - 0.51%
Baker Hughes Co 25,066 1,636
Halliburton Co 21,379 770
SLB Ltd 215,376 11,057
$ 13,463
Packaging & Containers - 1.39%
Amcor PLC 70,375 3,408
Billerud Aktiebolag 82,450 752
Graphic Packaging Holding Co 73,222 895
Klabin SA 294,391 1,182
Packaging Corp of America 49,153 11,411
Sealed Air Corp 22,426 939
SIG Group AG 238,683 3,883
Smurfit Westrock PLC 129,962 6,110
Sonoco Products Co 19,106 1,079
Stora Enso Oyj 537,613 7,292
$ 36,951
Pipelines - 6.89%
Antero Midstream Corp 27,157 610
APA Group 2,018,979 13,214
Cheniere Energy Inc 75,394 17,773
DT Midstream Inc 8,337 1,158
Enbridge Inc 824,743 43,818
Gaztransport Et Technigaz SA 3,212 734
Gibson Energy Inc 340,020 7,306
Golar LNG Ltd 9,902 440
Keyera Corp 19,068 728
Kinder Morgan Inc 415,166 13,813
Koninklijke Vopak NV 119,751 6,582
ONEOK Inc 230,087 19,044
Pembina Pipeline Corp 46,423 2,040
South Bow Corp 387,927 12,473
Targa Resources Corp 18,572 4,379
TC Energy Corp 304,137 19,543
Williams Cos Inc/The 262,692 19,628
$ 183,283
Real Estate - 2.64%
CBRE Group Inc
(g)
12,976 1,916
City Developments Ltd 762,500 5,906
CoStar Group Inc
(g)
30,062 1,342
CTP NV
(h)
88,100 1,871
Fastighets AB Balder
(g)
458,600 3,446
Jones Lang LaSalle Inc
(g)
7,900 2,493
Mitsui Fudosan Co Ltd 1,616,600 21,791
Qualitas Ltd 1,527,369 3,367
Sky Harbour Group Corp
(b),(g)
20,612 181
Sumitomo Realty & Development Co Ltd 165,700 5,602
Sun Hung Kai Properties Ltd 801,600 14,902
Swire Properties Ltd 1,122,800 3,864
TAG Immobilien AG 189,500 3,696
$ 70,377
REITs - 18.22%
Agree Realty Corp 142,342 11,456
Alexandria Real Estate Equities Inc 43,747 2,364
American Healthcare REIT Inc 338,197 17,667
American Homes 4 Rent 362,175 10,865
American Tower Corp 36,962 7,091
AvalonBay Communities Inc 82,117 14,554
Boardwalk Real Estate Investment Trust 48,100 2,306
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
British Land Co PLC/The 623,200 $ 3,426
BXP Inc 29,007 1,670
Camden Property Trust 19,709 2,135
CapitaLand Integrated Commercial Trust 5,109,915 9,886
COPT Defense Properties 183,969 5,847
Cousins Properties Inc 143,038 3,313
Crown Castle Inc 109,443 9,800
Curbline Properties Corp 145,892 4,057
Digital Realty Trust Inc 77,906 13,805
Equinix Inc 40,352 39,314
Equity LifeStyle Properties Inc 73,700 4,950
Equity Residential 33,501 2,118
Essex Property Trust Inc 32,008 8,166
Extra Space Storage Inc 110,645 16,711
Federal Realty Investment Trust 20,847 2,267
Gaming and Leisure Properties Inc 120,999 5,918
Goodman Group 834,468 17,165
Healthpeak Properties Inc 122,219 2,161
Host Hotels & Resorts Inc 113,998 2,233
InvenTrust Properties Corp 227,183 7,088
Invitation Homes Inc 77,055 2,030
Iron Mountain Inc 23,773 2,575
Japan Hotel REIT Investment Corp 5,295 2,876
Keppel DC REIT 3,103,828 5,663
Kimco Realty Corp 101,323 2,386
Klepierre SA 275,592 11,598
Link REIT 1,136,314 5,618
Merlin Properties Socimi SA 271,800 4,800
Mid-America Apartment Communities Inc 15,409 2,063
Mitsui Fudosan Accommodations Fund Inc 5,903 5,214
Nippon Building Fund Inc 4,353 4,050
Nippon Prologis REIT Inc 5,901 3,461
Prologis Inc 302,799 43,170
Prologis Property Mexico SA de CV 506,065 2,495
Public Storage 7,595 2,332
Rayonier Inc 163,635 3,516
Realty Income Corp 35,868 2,403
Regency Centers Corp 129,139 10,202
Ryman Hospitality Properties Inc 66,100 6,527
Sabra Health Care REIT Inc 265,545 5,457
Safestore Holdings PLC 430,845 4,609
SBA Communications Corp 10,784 2,169
Segro PLC 557,550 6,312
Sekisui House Reit Inc 5,500 3,315
Simon Property Group Inc 49,337 10,057
UDR Inc 57,710 2,164
Unibail-Rodamco-Westfield
(g)
104,689 13,116
UNITE Group PLC/The 133,602 906
Uniti Group Inc - Warrants
(g)
5,235 38
Ventas Inc 284,581 24,520
VICI Properties Inc 73,216 2,212
Vornado Realty Trust 84,616 2,334
Welltower Inc 231,580 47,965
Weyerhaeuser Co 340,758 8,358
$ 484,844
Retail - 0.04%
Gymboree Corp/The
(g),(i)
17,842 —
Gymboree Holding Corp
(g),(i)
48,577 —
Home Depot Inc/The 1,673 637
Lowe's Cos Inc 1,325 351
$ 988
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(g)
11,047 4
Bright Bidco - 4A2 Shares
(g)
15,092 5
$ 9
Software - 0.00%
Bloom Parent Inc
(g),(i)
103 103
Riverbed Technology Inc
(g),(i)
15,335 —
$ 103

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Storage & Warehousing - 0.02%
Westshore Terminals Investment Corp 26,469 $ 621
Telecommunications - 0.20%
MLN US Holdco LLC
(g),(i)
1,264 —
NEXTDC Ltd
(g)
539,688 5,326
$ 5,326
Transportation - 1.27%
Canadian National Railway Co 146,792 16,473
Getlink SE 552,890 12,004
Qube Holdings Ltd 1,487,898 5,299
$ 33,776
Water - 1.84%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ADR
27,235 817
Essential Utilities Inc 288,278 11,522
Guangdong Investment Ltd 172,000 168
Pennon Group PLC 1,696,804 13,710
Severn Trent PLC 206,252 9,104
United Utilities Group PLC 723,277 13,557
$ 48,878
TOTAL COMMON STOCKS $ 2,095,129
PREFERRED STOCKS - 0.01% Shares Held Value (000's)
REITs - 0.01%
Uniti Group Inc 0.00%
(g),(i)
171 $ 171
TOTAL PREFERRED STOCKS $ 171
SENIOR FLOATING RATE INTERESTS
- 0.02%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.01%
Dexko Global Inc ; Term Loan B
7.68%, 10/04/2028 $ 215 $ 214
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Beverages - 0.00%
BrewCo Borrower LLC
10.79%, 09/30/2030 44 4
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
10.80%, 09/30/2030 10 4
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
$ 8
Commercial Services - 0 .00%
Medical Solutions Holdings Inc ; Term Loan B
7.27%, 10/06/2028 244 44
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Computers - 0.00%
Perforce Software Inc ; Term Loan B
8.42%, 03/21/2031 81 60
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Diversified Financial Services - 0.00%
Ditech Holding Corp ; Term Loan B-Exit
0.00%, 06/30/2022
(g),(i)
792 —
3 Month USD LIBOR + 6.00%
Healthcare - Products - 0.00%
Vyaire Medical Inc
0.00%, 10/10/2024
(g),(i)
287 —
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
0.00%, 04/16/2025
(g),(i)
510 —
$ —
Retail - 0.00%
Serta Simmons Bedding LLC ; Term Loan Exit
11.29%, 06/29/2028 19 18
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software - 0.01%
West Technology Group LLC ; Term Loan B3
7.67%, 04/09/2027 $ 249 $ 74
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Telecommunications - 0.00%
Cyborg Oldco DC Holdings Inc ; Term Loan B
0.00%, 05/01/2024
(g),(i)
277 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 418
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 10.69%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 10.69%
3.48%, 06/25/2026
(a),(j),(k)
$ 63,890 $ 63,163
3.49%, 07/16/2026
(a),(j),(k)
13,800 13,616
3.52%, 03/03/2026
(a),(j)
5,750 5,750
3.52%, 07/30/2026
(a),(j),(k)
2,000 1,970
3.54%, 03/26/2026
(a),(j)
51,885 51,759
3.56%, 05/19/2026
(a),(j),(l)
26,480 26,275
3.57%, 03/10/2026
(a),(j)
970 969
3.58%, 05/28/2026
(a),(j),(k),(l)
5,240 5,195
3.60%, 05/14/2026
(a),(j)
1,510 1,499
3.60%, 05/21/2026
(a),(j)
3,365 3,338
3.61%, 03/24/2026
(a),(j)
3,205 3,198
3.61%, 03/31/2026
(a),(j)
6,795 6,775
3.62%, 03/05/2026
(a),(j)
22,680 22,673
3.62%, 03/17/2026
(a),(j)
6,790 6,780
3.62%, 04/14/2026
(a),(j)
49,450 49,236
3.62%, 04/21/2026
(a),(j)
1,725 1,716
3.63%, 04/07/2026
(a),(j)
16,645 16,585
3.66%, 04/16/2026
(a),(j),(k),(l)
4,060 4,041
$ 284,538
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 284,538
Total Investments $ 2,679,561
Other Assets and Liabilities -  (0.67)% (17,903)
TOTAL NET ASSETS - 100.00% $ 2,661,658
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(b) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $45,225 or 1.70% of net assets.
(c) The Trust is not registered as an investment company under the Investment
Company Act of 1940, as amended, and is not required to register under such act. Consequently, shareholders do not have the regulatory protections provided to investors in registered investment companies. The Trust sells shares under the
Securities Act of 1933 and files reports pursuant to the Securities Act of 1934.
(d) 1-day yield shown is as of period end.
(e) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $46,879 or
1.76% of net assets.
(g) Non-income producing security
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $72,233 or 2.71% of net assets.
(i) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(j) Rate shown is the discount rate of the original purchase.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2026 (unaudited)
See accompanying notes.

(k) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $9,439 or 0.35% of net assets.
(l) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$16,670 or 0.63% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 51,139 $ 1,104,611 $ 1,071,634 $ 84,116
$ 51,139 $ 1,104,611 $ 1,071,634 $ 84,116
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 808 $ — $ — $ —
$ 808 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; August 2026
(a)
Long 315 $ 22,327 $ 1,635
Brent Crude; December 2026
(a)
Short 231 15,856 (935)
Brent Crude; December 2027
(a)
Long 14 927 39
Brent Crude; June 2026
(a)
Long 93 6,723 144
Brent Crude; May 2026
(a)
Short 7 510 (14)
Brent Crude; September 2026
(a)
Long 8 562 32
California Carbon Allowance Vintage; December 2026
(a)
Long 170 5,006 (355)
California Low Carbon Fuel; December 2026
(a)
Long 90 666 118
Cocoa; July 2026
(a)
Long 14 412 (295)
Cocoa; May 2026
(a)
Long 37 1,068 (429)
Coffee 'C'; July 2026
(a)
Long 8 828 (129)
Coffee 'C'; May 2026
(a)
Long 5 526 (21)
Coffee 'C'; September 2026
(a)
Long 4 407 (1)
Copper; July 2026
(a)
Long 7 1,071 26
Copper; May 2026
(a)
Short 1 152 (5)
Copper; May 2026
(a)
Long 20 3,030 (47)
Corn; July 2026
(a)
Long 36 821 13
Corn; May 2026
(a)
Long 9 202 5
Cotton No.2; July 2026
(a)
Long 20 673 3
Cotton No.2; May 2026
(a)
Short 6 197 (4)
Cotton No.2; May 2026
(a)
Long 91 2,985 15
Euro Milling Wheat; May 2026
(a)
Long 623 7,417 413
Feeder Cattle; April 2026
(a)
Long 1 176 (5)
Feeder Cattle; August 2026
(a)
Long 1 174 (4)
Feeder Cattle; May 2026
(a)
Long 2 347 (13)
Frozen Concentrated Orange Juice-A; July 2026
(a)
Long 2 54 (7)
Frozen Concentrated Orange Juice-A; May 2026
(a)
Short 4 109 (3)
Gasoline RBOB; July 2026
(a)
Long 17 1,614 176
Gasoline RBOB; May 2026
(a)
Long 51 4,911 180
Gold 100 oz; April 2026
(a)
Long 1 525 60
Gold 100 oz; August 2026
(a)
Long 97 51,673 590
KC HRW Wheat; July 2026
(a)
Long 14 415 28
KC HRW Wheat; May 2026
(a)
Short 10 290 (6)
Lean Hogs; April 2026
(a)
Short 2 77 (3)
Lean Hogs; July 2026
(a)
Long 12 536 4
Lean Hogs; June 2026
(a)
Long 10 438 —
Live Cattle; April 2026
(a)
Long 2 186 (7)
Live Cattle; August 2026
(a)
Long 77 7,016 (117)
LME Copper; April 2026
(a)
Short 1 333 (12)
LME Copper; December 2026
(a)
Short — — (91)
LME Copper; July 2026
(a)
Long 2 669 19
LME Copper; June 2026
(a)
Short — — (734)
LME Copper; March 2026
(a)
Short — — (2)
LME Copper; March 2026
(a)
Short — — 6,782
LME Copper; September 2026
(a)
Long 94 31,532 364
LME Lead; July 2026
(a)
Long 12 595 (41)
LME Lead; March 2026
(a)
Short — — 2
LME Lead; May 2026
(a)
Short — — 1
LME Nickel; July 2026
(a)
Long 8 862 (11)
LME Nickel; June 2026
(a)
Short — — (25)
LME Nickel; June 2026
(a)
Long 41 4,402 (6)
LME Nickel; March 2026
(a)
Short — — 3
LME Nickel; March 2026
(a)
Short — — 914

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Nickel; May 2026
(a)
Short 3 $ 321 $ 109
LME Nickel; September 2026
(a)
Long 1 108 3
LME Primary Alum; December 2026
(a)
Short — — 26
LME Primary Alum; July 2026
(a)
Long 13 1,023 22
LME Primary Alum; June 2026
(a)
Short — — (40)
LME Primary Alum; June 2026
(a)
Long 169 13,287 (205)
LME Primary Alum; March 2026
(a)
Short — — 122
LME Primary Alum; March 2026
(a)
Short — — 1,255
LME Primary Alum; May 2026
(a)
Long 1 79 141
LME Primary Alum; September 2026
(a)
Long 4 315 9
LME Tin; July 2026
(a)
Long 1 289 55
LME Zinc; July 2026
(a)
Long 10 831 47
LME Zinc; March 2026
(a)
Short — — 17
LME Zinc; May 2026
(a)
Long 1 83 40
Low Sulphur Gasoline; July 2026
(a)
Long 236 16,627 1,370
Low Sulphur Gasoline; May 2026
(a)
Short 2 146 (11)
Natural Gas; August 2026
(a)
Long 17 581 (6)
Natural Gas; December 2026
(a)
Long 28 1,215 (47)
Natural Gas; July 2026
(a)
Long 40 1,335 (65)
Natural Gas; May 2026
(a)
Short 6 173 9
NY Harbor ULSD; August 2026
(a)
Long 62 6,358 127
NY Harbor ULSD; July 2026
(a)
Long 16 1,653 221
NY Harbor ULSD; May 2026
(a)
Long 2 213 5
PJM Western Hub Real-Time Peak Mini; April 2027
(a)
Long 8 155 (44)
PJM Western Hub Real-Time Peak Mini; August 2027
(a)
Long 8 227 28
PJM Western Hub Real-Time Peak Mini; December 2027
(a)
Long 8 208 —
PJM Western Hub Real-Time Peak Mini; February 2027
(a)
Long 8 225 44
PJM Western Hub Real-Time Peak Mini; January 2027
(a)
Long 8 261 81
PJM Western Hub Real-Time Peak Mini; July 2027
(a)
Long 8 259 70
PJM Western Hub Real-Time Peak Mini; June 2027
(a)
Long 8 175 (23)
PJM Western Hub Real-Time Peak Mini; March 2027
(a)
Long 8 164 (44)
PJM Western Hub Real-Time Peak Mini; May 2027
(a)
Long 8 141 (39)
PJM Western Hub Real-Time Peak Mini; November 2027
(a)
Long 8 160 (30)
PJM Western Hub Real-Time Peak Mini; October 2027
(a)
Long 8 159 (31)
PJM Western Hub Real-Time Peak Mini; September 2027
(a)
Long 8 162 (28)
Platinum; April 2026
(a)
Long 1 119 13
Platinum; July 2026
(a)
Long 21 2,522 135
Robusta Coffee 10tn; July 2026
(a)
Long 5 178 (14)
Silver; July 2026
(a)
Long 3 1,410 204
Silver; May 2026
(a)
Long 2 933 148
Silver; September 2026
(a)
Long 12 5,675 223
Soybean Future; July 2026
(a)
Long 275 16,262 1,296
Soybean Future; May 2026
(a)
Short 10 585 (13)
Soybean Meal; July 2026
(a)
Long 19 613 28
Soybean Meal; May 2026
(a)
Short 8 256 (9)
Soybean Oil; July 2026
(a)
Long 284 10,546 1,749
Soybean Oil; May 2026
(a)
Short 4 148 (10)
Sugar #11; July 2026
(a)
Long 373 5,794 (269)
Sugar #11; May 2026
(a)
Long 24 373 5
TTF Natural Gas; August 2026
(a)
Long 59 1,608 25
TTF Natural Gas; December 2026
(a)
Short 95 2,655 (146)
UK Emissions Allowance; December 2026
(a)
Long 21 1,306 (381)
Wheat; July 2026
(a)
Long 17 509 50
Wheat; May 2026
(a)
Short 203 6,004 (536)
White Sugar; August 2026
(a)
Long 9 183 (6)
WTI Crude; August 2026
(a)
Long 126 8,278 96
WTI Crude; July 2026
(a)
Long 28 1,853 125
WTI Crude; May 2026
(a)
Short 9 602 (16)
Total $ 14,129
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 03/18/2026 MXN 264 $ 15 $ 1 $ —
Barclays Bank PLC 03/18/2026 $ 210 MXN 3,801 — (11)
Citigroup Inc 03/18/2026 PEN 450 $ 133 1 —
Deutsche Bank AG 03/18/2026 $ 133 PEN 450 — (1)
Deutsche Bank AG 03/18/2026 $ 152 BRL 850 — (12)
Morgan Stanley & Co 03/18/2026 $ 730 BRL 4,016 — (51)
Toronto Dominion Bank 03/18/2026 BRL 4,866 $ 871 74 —
Toronto Dominion Bank 03/18/2026 MXN 3,538 $ 195 10 —
Total $ 86 $ (75)
Amounts in thousands.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Bank of America
NA
(a)
3 Month US Treasury Bill
High Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 $ 1 $ — $ 17 $ —
Bank of America
NA
(a)
3 Month US Treasury Bill
High Rate + 0.25%
CRB Total Return Index Monthly 05/01/2026 7 — — (82)
Citigroup Inc
(a)
3 Month US Treasury Bill
High Rate + 0.11%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 26 — 437 —
Citigroup Inc
(a)
3 Month US Treasury Bill
High Rate + 0.24%
CRB Total Return Index Monthly 05/01/2026 4 — — (48)
Goldman Sachs &
Co
(a)
3 Month US Treasury Bill
High Rate + 0.12%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 11/02/2026 37 — 634 —
Goldman Sachs &
Co
(a)
Bloomberg Commodity
Index 3 Month Forward Total
Return + 0.21%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 1 — 1 —
Goldman Sachs &
Co
(a)
Bloomberg Commodity
Index 3 Month Forward Total
Return + 0.25%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 22 — 17 —
Goldman Sachs &
Co
(a)
Bloomberg Commodity
Index 3 Month Forward Total
Return + 0.00%
Bloomberg Commodity
Index 3 Month Forward Total
Return
Monthly 10/01/2026 17 — 13 —
Total $ — $ 1,119 $ (130)
Amounts in thousands.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a wholly-owned subsidiary of the Fund.

Schedule of Investments
Global Listed Infrastructure Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .18 % Shares Held Value (000's)
Money Market Funds - 2 .18%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(a),(b)
1,163,390 $ 1,164
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(c)
1,585,306 1,585
$ 2,749
TOTAL INVESTMENT COMPANIES $ 2,749
COMMON STOCKS - 98 .42 % Shares Held Value (000's)
Commercial Services - 5 .09%
Atlas Arteria Ltd 1,073,571 $ 3,665
Motiva Infraestrutura de Mobilidade SA 849,322 2,749
$ 6,414
Electric - 42 .77%
Algonquin Power & Utilities Corp 422,200 2,953
Boralex Inc 90,266 1,837
CenterPoint Energy Inc 88,439 3,847
CMS Energy Corp 55,126 4,304
Consolidated Edison Inc 24,942 2,806
EDP Renovaveis SA 84,443 1,334
Elia Group SA/NV 21,427 3,404
Entergy Corp 50,538 5,413
National Grid PLC 319,282 5,973
NextEra Energy Inc 104,226 9,773
PG&E Corp 196,361 3,731
Sempra 47,738 4,596
Xcel Energy Inc 47,273 3,941
$ 53,912
Engineering & Construction - 8 .00%
Aeroports de Paris SA 17,477 2,439
Beijing Capital International Airport Co Ltd
(d)
3,504,000 1,046
Cellnex Telecom SA
(d),(e)
63,521 2,414
China Tower Corp Ltd
(e)
1,075,500 1,530
Enav SpA
(e)
200,799 1,308
Sarana Menara Nusantara Tbk PT 44,646,100 1,344
$ 10,081
Gas - 1 .94%
ENN Energy Holdings Ltd 278,800 2,446
Oil & Gas Services - 0 .79%
Solaris Energy Infrastructure Inc 20,091 997
Pipelines - 13 .36%
APA Group 395,056 2,586
DT Midstream Inc 17,215 2,390
Gibson Energy Inc 163,000 3,502
Kinetik Holdings Inc
(f)
30,781 1,400
Williams Cos Inc/The 93,101 6,957
$ 16,835
REITs - 8 .35%
American Tower Corp 23,752 4,557
Crown Castle Inc 42,591 3,813
Equinix Inc 2,218 2,161
$ 10,531
Telecommunications - 1 .17%
Indus Towers Ltd
(d)
294,106 1,473
Transportation - 11 .90%
Canadian National Railway Co 35,300 3,961
CSX Corp 137,147 5,855
Norfolk Southern Corp 9,567 3,011
Rumo SA 695,958 2,170
$ 14,997
Water - 5 .05%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
50,015 1,501
Guangdong Investment Ltd 2,176,524 2,120
Severn Trent PLC 62,247 2,748
$ 6,369
TOTAL COMMON STOCKS $ 124,055
Total Investments $ 126,804
Other Assets and Liabilities -  (0.60)% (761)
TOTAL NET ASSETS - 100.00% $ 126,043
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,164 or
0.92% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,252 or 4.17% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,103 or 0.88% of net assets.

Schedule of Investments
Global Listed Infrastructure Fund
February 28, 2026 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 2,721 $ 44,341 $ 45,477 $ 1,585
$ 2,721 $ 44,341 $ 45,477 $ 1,585
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 44 $ — $ — $ —
$ 44 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Macro Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 84 .68 % Shares Held Value (000's)
Money Market Funds - 84 .68%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(a),(b)
32,039,613 $ 32,039
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(c)
103,636,533 103,637
$ 135,676
TOTAL INVESTMENT COMPANIES $ 135,676
Total Investments $ 135,676
Other Assets and Liabilities -  15.32% 24,539
TOTAL NET ASSETS - 100.00% $ 160,215
(a) 1-day yield shown is as of period end.
(b) All or a portion of this security is owned by the GM Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities November 14, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ — $ 135,036 $ 31,399 $ 103,637
$ — $ 135,036 $ 31,399 $ 103,637
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 1,118 $ — $ — $ —
$ 1,118 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
AEX Index; March 2026 Short 4 $ 972 $ (29)
AEX Index; March 2026 Long 2 486 15
Australia 10 Year Bond; March 2026 Short 611 48,079 (334)
Bovespa; April 2026 Short 270 10,105 (151)
Bovespa; April 2026 Long 20 749 11
Brent Crude; May 2026
(a)
Long 5 364 23
CAC40 Index; March 2026 Short 87 8,834 (210)
Canada 10 Year Bond; June 2026 Long 239 21,523 71
Cocoa; May 2026
(a)
Short 60 1,733 816
Coffee 'C'; May 2026
(a)
Long 21 2,211 (97)
Coffee 'C'; May 2026
(a)
Short 3 316 20
Copper; May 2026
(a)
Short 19 2,878 (18)
Copper; May 2026
(a)
Long 4 606 4
Corn; May 2026
(a)
Short 107 2,399 (55)
Cotton No.2; May 2026
(a)
Short 133 4,363 (99)
DAX Index; March 2026 Long 8 5,990 89
Euro Bond 10 Year Bond; March 2026 Short 31 4,770 (61)
Euro Bond 10 Year Bond; March 2026 Long 11 1,693 7
Euro-BTP; March 2026 Long 316 45,870 821
Euro-Oat; March 2026 Long 239 34,995 801
FTSE Taiwan Index; March 2026 Long 94 10,660 315
FTSE/JSE Top 40; March 2026 Short 86 6,487 (181)
FTSE/JSE Top 40; March 2026 Long 8 603 54
FTSE/MIB Index; March 2026 Short 13 3,631 (171)
FTSE/MIB Index; March 2026 Long 1 279 10
FTSE100 Index; March 2026 Short 90 13,228 (1,127)
FTSE100 Index; March 2026 Long 9 1,323 112
Gasoline RBOB; May 2026
(a)
Long 15 1,445 67
Gold 100 oz; April 2026
(a)
Long 4 2,099 107
Hang Seng Index; March 2026 Long 43 7,312 (31)
IFSC Nifty 50; March 2026 Long 103 5,209 (58)
Japan 10 Year Bond TSE; March 2026 Short 29 24,661 (59)
Japan Topix Index; March 2026 Long 42 10,635 1,137
KC HRW Wheat; May 2026
(a)
Short 26 755 (35)
KOSPI 200 Index; March 2026 Long 39 6,356 959
Lean Hogs; April 2026
(a)
Long 68 2,604 (33)
Live Cattle; April 2026
(a)
Long 7 650 (22)
LME Lead; March 2026
(a)
Short 18 867 81
LME Lead; March 2026
(a)
Short 9 433 2
LME Nickel; March 2026
(a)
Short 36 3,819 14
LME Nickel; March 2026
(a)
Long 8 849 33
LME Primary Alum; March 2026
(a)
Long 8 628 (33)
LME Primary Alum; March 2026
(a)
Long 14 1,099 14
LME Zinc; March 2026
(a)
Long 14 1,158 (142)
LME Zinc; March 2026
(a)
Long 10 828 42
Low Sulphur Gasoline; May 2026
(a)
Long 59 4,292 124

Consolidated Schedule of Investments
Global Macro Fund
February 28, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Mex Bolsa Index; March 2026 Short 252 $ 10,508 $ (608)
Mex Bolsa Index; March 2026 Long 18 751 69
MSCI Singapore Index; March 2026 Long 362 13,209 29
NY Harbor ULSD; May 2026
(a)
Long 37 3,933 344
OMXS30 Index; March 2026 Short 178 6,361 (154)
OMXS30 Index; March 2026 Long 13 465 11
Platinum; April 2026
(a)
Long 5 593 73
S&P 500 Emini; March 2026 Long 63 21,700 (128)
S&P/TSX 60 Index; March 2026 Long 22 6,359 324
Silver; May 2026
(a)
Long 7 3,265 338
Soybean Future; May 2026
(a)
Short 19 1,112 (17)
Soybean Future; May 2026
(a)
Long 7 410 7
Soybean Meal; May 2026
(a)
Short 26 833 (27)
Soybean Oil; May 2026
(a)
Short 54 2,004 (122)
Soybean Oil; May 2026
(a)
Long 18 668 44
SPI 200 Index; March 2026 Short 71 11,583 (628)
SPI 200 Index; March 2026 Long 3 489 16
Sugar #11; May 2026
(a)
Short 65 1,011 (33)
Swiss Market Index; March 2026 Long 9 1,634 82
UK 10 Year Gilt; June 2026 Long 101 12,751 112
US 10 Year Treasury Note; June 2026 Short 376 42,794 (185)
Wheat; May 2026
(a)
Short 110 3,253 (246)
WIG20 Index; March 2026 Short 136 2,619 33
WIG20 Index; March 2026 Long 24 462 26
WTI Crude; May 2026
(a)
Long 49 3,277 196
Total $ 2,359
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GM Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 03/18/2026 AUD 2,525 $ 1,684 $ 112 $ —
ANZ Stockbroking 03/18/2026 GBP 1,448 $ 1,937 16 (2)
ANZ Stockbroking 03/18/2026 CAD 17,023 $ 12,411 119 (42)
ANZ Stockbroking 03/18/2026 JPY 1,036,719 $ 6,561 87 —
ANZ Stockbroking 03/18/2026 NZD 35,536 $ 21,543 40 (257)
ANZ Stockbroking 03/18/2026 NOK 116,527 $ 11,481 774 —
ANZ Stockbroking 03/18/2026 CHF 332 $ 433 — (1)
ANZ Stockbroking 03/18/2026 $ 15,697 CHF 12,449 — (527)
ANZ Stockbroking 03/18/2026 $ 1,379 CAD 1,921 — (30)
ANZ Stockbroking 03/18/2026 $ 7,255 NZD 12,802 — (428)
ANZ Stockbroking 03/18/2026 $ 700 JPY 108,261 6 —
ANZ Stockbroking 03/18/2026 $ 13,323 AUD 20,302 — (1,124)
ANZ Stockbroking 03/18/2026 $ 2,693 GBP 2,054 — (75)
RBC Dominon Securities Corp 03/17/2026 IDR 5,671,089 $ 339 — (1)
RBC Dominon Securities Corp 03/17/2026 $ 13,361 IDR 225,481,867 — (76)
RBC Dominon Securities Corp 03/18/2026 CAD 22,555 $ 16,332 215 —
RBC Dominon Securities Corp 03/18/2026 EUR 2,872 $ 3,349 49 (1)
RBC Dominon Securities Corp 03/18/2026 INR 1,238,776 $ 13,710 3 (116)
RBC Dominon Securities Corp 03/18/2026 JPY 41,516 $ 272 — (6)
RBC Dominon Securities Corp 03/18/2026 MXN 352,486 $ 20,314 127 —
RBC Dominon Securities Corp 03/18/2026 TWD 155,480 $ 5,020 9 (56)
RBC Dominon Securities Corp 03/18/2026 NZD 1,841 $ 1,068 36 —
RBC Dominon Securities Corp 03/18/2026 PLN 2,823 $ 779 13 (2)
RBC Dominon Securities Corp 03/18/2026 ZAR 33,327 $ 2,021 70 —
RBC Dominon Securities Corp 03/18/2026 KRW 4,876,239 $ 3,352 37 —
RBC Dominon Securities Corp 03/18/2026 SEK 83,242 $ 8,830 401 —
RBC Dominon Securities Corp 03/18/2026 $ 8,627 INR 771,461 160 —
RBC Dominon Securities Corp 03/18/2026 $ 16,806 BRL 88,442 — (376)
RBC Dominon Securities Corp 03/18/2026 $ 1,489 JPY 232,197 — —
RBC Dominon Securities Corp 03/18/2026 $ 13,452 EUR 11,311 76 —
RBC Dominon Securities Corp 03/18/2026 $ 5,823 KRW 8,555,701 — (125)
RBC Dominon Securities Corp 03/18/2026 $ 105 TWD 3,298 — (1)
RBC Dominon Securities Corp 03/18/2026 $ 137 ZAR 2,312 — (8)
RBC Dominon Securities Corp 03/18/2026 $ 8,056 PLN 29,466 — (192)
RBC Dominon Securities Corp 03/18/2026 $ 457 NOK 4,612 — (28)

Consolidated Schedule of Investments
Global Macro Fund
February 28, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Standard Chartered Bank, Hong Kong 03/17/2026 $ 1,892 IDR 31,774,846 $ — $ (2)
Standard Chartered Bank, Hong Kong 03/18/2026 AUD 24 $ 17 — —
Standard Chartered Bank, Hong Kong 03/18/2026 BRL 137,257 $ 25,176 1,493 —
Standard Chartered Bank, Hong Kong 03/18/2026 GBP 4,870 $ 6,643 — (79)
Standard Chartered Bank, Hong Kong 03/18/2026 CAD 2,384 $ 1,725 24 —
Standard Chartered Bank, Hong Kong 03/18/2026 EUR 10,066 $ 11,780 123 —
Standard Chartered Bank, Hong Kong 03/18/2026 JPY 153,677 $ 1,000 — (15)
Standard Chartered Bank, Hong Kong 03/18/2026 MXN 214,621 $ 11,895 550 —
Standard Chartered Bank, Hong Kong 03/18/2026 TWD 443,029 $ 13,968 203 —
Standard Chartered Bank, Hong Kong 03/18/2026 NOK 167,044 $ 16,585 984 —
Standard Chartered Bank, Hong Kong 03/18/2026 PLN 6,077 $ 1,685 15 —
Standard Chartered Bank, Hong Kong 03/18/2026 ZAR 320,601 $ 19,263 852 —
Standard Chartered Bank, Hong Kong 03/18/2026 KRW 5,388,966 $ 3,776 — (29)
Standard Chartered Bank, Hong Kong 03/18/2026 SEK 9,152 $ 999 16 (1)
Standard Chartered Bank, Hong Kong 03/18/2026 CHF 1,464 $ 1,849 58 —
Standard Chartered Bank, Hong Kong 03/18/2026 $ 6,179 MXN 114,662 — (469)
Standard Chartered Bank, Hong Kong 03/18/2026 $ 17,228 GBP 12,791 — (8)
Standard Chartered Bank, Hong Kong 03/18/2026 $ 13,275 INR 1,204,121 59 —
Standard Chartered Bank, Hong Kong 03/18/2026 $ 15,171 PLN 54,779 — (162)
Standard Chartered Bank, Hong Kong 03/18/2026 $ 15,539 SEK 140,431 108 (141)
Standard Chartered Bank, Hong Kong 03/18/2026 $ 7,764 NOK 73,655 17 —
Standard Chartered Bank, Hong Kong 03/18/2026 $ 19,525 KRW 28,236,834 8 (114)
Standard Chartered Bank, Hong Kong 03/18/2026 $ 6,646 TWD 209,911 — (68)
Standard Chartered Bank, Hong Kong 03/18/2026 $ 6,341 AUD 8,906 4 —
Standard Chartered Bank, Hong Kong 03/18/2026 $ 475 BRL 2,646 — (39)
Standard Chartered Bank, Hong Kong 03/18/2026 $ 75 EUR 63 — —
Standard Chartered Bank, Hong Kong 03/18/2026 $ 11,339 CHF 8,974 — (356)
Standard Chartered Bank, Hong Kong 03/18/2026 $ 22 ZAR 355 — —
Total $ 6,864 $ (4,957)
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 25 .24 % Shares Held Value (000's)
Closed-End Funds - 0 .33%
BlackRock MuniHoldings Fund Inc 73,531 $ 876
BlackRock MuniYield Quality Fund III Inc 13,263 149
BlackRock MuniYield Quality Fund Inc 41,258 490
Eaton Vance Floating-Rate Income Trust 6,106 67
Franklin Universal Trust 11,812 98
Invesco Municipal Opportunity Trust 5,466 55
$ 1,735
Exchange-Traded Funds - 2 .97%
iShares Broad USD High Yield Corporate Bond
ETF
58,425 2,185
iShares Floating Rate Bond ETF 92,046 4,694
iShares MSCI EAFE Value ETF 11,950 953
PGIM AAA CLO ETF 91,251 4,697
Vanguard Value ETF 15,185 3,147
$ 15,676
Money Market Funds - 21 .94%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(a),(b)
4,740,327 4,740
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.60%
(a),(b)
3,542,114 3,542
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(b),(c)
107,394,002 107,394
$ 115,676
TOTAL INVESTMENT COMPANIES $ 133,087
COMMON STOCKS - 37 .19 % Shares Held Value (000's)
Advertising - 0 .04%
Omnicom Group Inc 2,126 $ 181
Trade Desk Inc/The
(d),(e)
1,854 44
$ 225
Aerospace & Defense - 0 .88%
Airbus SE 603 131
General Dynamics Corp
(e)
2,666 952
General Electric Co 127 44
HEICO Corp - Class A
(e)
465 112
Howmet Aerospace Inc
(e)
759 199
L3Harris Technologies Inc
(e),(f)
4,239 1,545
Lockheed Martin Corp
(e)
1,161 764
MTU Aero Engines AG
(e)
173 74
RTX Corp
(e)
3,120 632
Safran SA
(e)
474 191
$ 4,644
Agriculture - 0 .21%
Altria Group Inc 3,294 227
Archer-Daniels-Midland Co 2,117 146
British American Tobacco PLC 699 44
Imperial Brands PLC 3,913 175
Japan Tobacco Inc
(e)
13,400 513
$ 1,105
Airlines - 0 .31%
ANA Holdings Inc
(e)
11,800 257
Delta Air Lines Inc
(e)
10,054 661
Japan Airlines Co Ltd
(e)
21,700 448
United Airlines Holdings Inc
(d),(e)
2,322 247
$ 1,613
Apparel - 0 .29%
Deckers Outdoor Corp
(d),(e)
6,171 723
Gildan Activewear Inc
(e)
4,800 327
Hermes International SCA
(e)
19 46
Ralph Lauren Corp
(e)
404 147
Tapestry Inc
(e)
1,668 259
$ 1,502
Automobile Manufacturers - 0 .32%
Cummins Inc 423 247
Daimler Truck Holding AG
(e)
1,725 87
Ford Motor Co 20,755 292
General Motors Co 1,274 100
Honda Motor Co Ltd
(e)
4,800 48
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Isuzu Motors Ltd
(e)
3,500 $ 65
Mercedes-Benz Group AG
(e)
832 58
Renault SA
(e)
5,053 191
Subaru Corp
(e)
9,700 182
Suzuki Motor Corp 18,100 274
Tesla Inc
(d),(e)
112 45
Volvo AB - B Shares 2,383 93
$ 1,682
Automobile Parts & Equipment - 0 .49%
Aisin Corp
(e)
5,300 94
Aptiv PLC
(d),(e),(f)
29,875 2,197
Magna International Inc
(e)
4,500 284
$ 2,575
Banks - 1 .43%
Banco Bilbao Vizcaya Argentaria SA
(e)
8,450 196
Banco BPM SpA
(e)
2,390 35
Bank of America Corp
(e)
5,684 283
Bank of New York Mellon Corp/The 297 35
BOC Hong Kong Holdings Ltd 33,000 189
Citigroup Inc
(e)
4,191 462
Citizens Financial Group Inc
(e)
2,677 162
Commerzbank AG 9,754 396
DBS Group Holdings Ltd 940 42
Deutsche Bank AG 932 33
Fifth Third Bancorp 232 11
FinecoBank Banca Fineco SpA
(e)
6,339 149
Goldman Sachs Group Inc/The 135 116
HSBC Holdings PLC 19,190 359
Huntington Bancshares Inc/OH 493 8
JPMorgan Chase & Co
(e)
1,046 314
Lloyds Banking Group PLC
(e)
112,061 153
M&T Bank Corp 52 11
Morgan Stanley 156 26
Northern Trust Corp 66 9
Oversea-Chinese Banking Corp Ltd 34,900 591
PNC Financial Services Group Inc/The 235 50
Regions Financial Corp
(e)
5,793 161
Resona Holdings Inc
(e)
6,300 77
Royal Bank of Canada
(e)
1,500 251
Standard Chartered PLC
(e)
2,717 67
State Street Corp 98 13
Truist Financial Corp
(e)
5,140 253
UniCredit SpA
(e)
2,205 188
United Overseas Bank Ltd 5,000 146
US Bancorp
(e)
4,734 259
Webster Financial Corp
(f)
25,509 1,840
Wells Fargo & Co
(e)
6,303 513
Yokohama Financial Group Inc 10,900 118
$ 7,516
Beverages - 0 .48%
Anheuser-Busch InBev SA/NV 3,365 274
Brown-Forman Corp - B Shares 7,193 208
Coca-Cola Co/The 1,711 140
Coca-Cola HBC AG
(d),(e)
1,721 112
Constellation Brands Inc 774 122
Diageo PLC 2,022 45
Keurig Dr Pepper Inc
(e)
20,252 612
Kirin Holdings Co Ltd
(e)
7,900 137
Molson Coors Beverage Co 864 42
Monster Beverage Corp
(d),(e)
2,175 185
PepsiCo Inc
(e)
3,931 668
$ 2,545
Biotechnology - 0 .65%
Akouos Inc - Contingent Value Rights
(d),(g)
4,410 2
Alnylam Pharmaceuticals Inc
(d),(e)
336 112
Amgen Inc
(e)
1,418 550
Argenx SE
(d),(e)
51 39
Biogen Inc
(d),(e)
2,040 391
BioMarin Pharmaceutical Inc
(d)
2,730 169

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Corteva Inc 3,250 $ 261
Gilead Sciences Inc 1,141 170
Illumina Inc
(d),(e)
408 55
Incyte Corp
(d),(e)
6,532 661
Inhibrx Inc - Contingent Value Rights
(d),(g)
4,407 3
Regeneron Pharmaceuticals Inc
(e)
355 278
Royalty Pharma PLC 8,277 383
Swedish Orphan Biovitrum AB
(d)
7,992 349
Tevogen Bio Holdings Inc - Warrants
(d)
597 —
$ 3,423
Building Materials - 0 .19%
CRH PLC 330 40
Johnson Controls International plc 2,329 336
Masco Corp 848 61
Mitsubishi Electric Corp
(e)
2,700 103
Trane Technologies PLC
(e)
876 405
Vulcan Materials Co 185 57
$ 1,002
Chemicals - 0 .51%
Air Liquide SA 393 83
Asahi Kasei Corp
(e)
13,700 161
CF Industries Holdings Inc
(e)
5,024 500
DuPont de Nemours Inc
(e)
12,321 616
International Flavors & Fragrances Inc 1,628 134
Linde PLC 391 199
LyondellBasell Industries NV 4,641 267
Nitto Denko Corp 16,300 378
PPG Industries Inc 1,458 180
Qnity Electronics Inc
(e)
1,520 193
$ 2,711
Commercial Services - 0 .80%
Affirm Holdings Inc
(d)
3,235 152
Altaba Inc - Escrow
(d)
837,142 1,069
Automatic Data Processing Inc
(e)
464 100
Corpay Inc
(d),(e)
656 213
Edenred SE 13,936 322
Moody's Corp 39 19
PayPal Holdings Inc
(e)
11,692 540
Recruit Holdings Co Ltd
(e)
20,800 905
RELX PLC 9,901 346
S&P Global Inc
(e)
678 299
Toast Inc
(d)
1,828 50
Verisk Analytics Inc 404 84
Wolters Kluwer NV
(e)
1,300 105
$ 4,204
Computers - 1 .06%
Accenture PLC - Class A 646 135
Apple Inc
(e)
9,182 2,426
Cantaloupe Inc
(d)
19,290 201
Cognizant Technology Solutions Corp 2,162 139
Dell Technologies Inc
(e)
3,110 460
EPAM Systems Inc
(d)
1,486 209
Hewlett Packard Enterprise Co
(e)
6,752 145
HP Inc
(e)
23,676 449
Leidos Holdings Inc
(e)
1,543 270
Logitech International SA 1,470 135
NEC Corp
(e)
3,700 103
NetApp Inc
(e)
1,109 110
Seagate Technology Holdings PLC 943 385
TaskUS Inc
(d)
9,659 103
Western Digital Corp
(e)
1,150 322
$ 5,592
Consumer Products - 0 .08%
Avery Dennison Corp 992 195
Clorox Co/The 485 62
Kimberly-Clark Corp 1,464 163
$ 420
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .40%
Colgate-Palmolive Co 1,073 $ 107
Kenvue Inc
(f)
91,990 1,759
Procter & Gamble Co/The 1,480 247
$ 2,113
Distribution & Wholesale - 0 .19%
AddTech AB 20,328 751
Bunzl PLC 5,425 160
Fastenal Co 1,646 76
$ 987
Diversified Financial Services - 0 .88%
4L Technologies
(d),(g)
24,306 —
Air Lease Corp 7,496 486
American Express Co
(e)
248 77
Ameriprise Financial Inc 30 14
Apollo Global Management Inc
(e)
741 77
Blackrock Inc 84 89
Capital One Financial Corp 1,096 215
Cboe Global Markets Inc 644 193
Charles Schwab Corp/The
(e)
1,585 151
CME Group Inc 38 12
DigitalBridge Group Inc
(f)
73,209 1,131
Element Comm Aviation
(d),(g),(h)
280 —
Franklin Resources Inc 3,370 89
Interactive Brokers Group Inc - A Shares 152 11
Intercontinental Exchange Inc 516 85
Invesco Ltd 177 5
London Stock Exchange Group PLC 2,424 289
Mastercard Inc 245 126
Nasdaq Inc 2,078 182
Raymond James Financial Inc
(e)
2,688 412
Synchrony Financial
(e)
5,443 376
T Rowe Price Group Inc
(e)
4,131 391
Visa Inc
(e)
786 252
$ 4,663
Electric - 0 .75%
BKW AG 1,214 238
Constellation Energy Corp
(e)
514 170
DTE Energy Co 384 57
Duke Energy Corp 1,226 161
Edison International
(e)
6,993 523
Emera Inc
(e)
2,100 109
Enel SpA 46,968 565
Evergy Inc 277 23
Eversource Energy
(e)
716 55
FirstEnergy Corp 584 30
Kansai Electric Power Co Inc/The 20,100 363
National Grid PLC 22,650 424
NRG Energy Inc
(e)
2,568 459
PG&E Corp
(e)
16,366 311
Public Service Enterprise Group Inc
(e)
779 67
Verbund AG 2,238 159
Vistra Corp
(e)
1,256 218
$ 3,932
Electrical Components & Equipment - 0 .41%
ABB Ltd 9,248 861
AMETEK Inc
(e)
3,007 719
Emerson Electric Co 144 22
Generac Holdings Inc
(d),(e)
1,997 450
Prysmian SpA
(e)
1,068 129
$ 2,181
Electronics - 0 .92%
Allegion plc 2,039 329
Amphenol Corp
(e)
4,397 643
Celestica Inc
(d),(e)
200 56
Garmin Ltd
(e)
1,202 304
Halma PLC 1,170 66
Honeywell International Inc
(e)
4,870 1,186
Hubbell Inc
(e)
1,015 519
Jabil Inc 636 168

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Keysight Technologies Inc
(d),(e)
1,229 $ 377
Murata Manufacturing Co Ltd
(e)
17,900 468
TDK Corp
(e)
16,900 261
TE Connectivity PLC
(e)
2,012 463
$ 4,840
Energy - Alternate Sources - 0 .06%
First Solar Inc
(d)
349 69
Vestas Wind Systems A/S 10,611 271
$ 340
Engineering & Construction - 0 .44%
AECOM 2,759 270
Bouygues SA
(e)
914 57
Comfort Systems USA Inc
(e)
141 201
Eiffage SA
(e)
473 82
EMCOR Group Inc 441 319
Jacobs Solutions Inc
(e)
1,477 204
Obayashi Corp
(e)
9,700 274
Skanska AB 8,446 259
Stantec Inc
(e)
1,500 139
Taisei Corp 300 39
Vinci SA
(e)
2,514 417
WSP Global Inc
(e)
400 68
$ 2,329
Entertainment - 0 .09%
DraftKings Inc
(d)
3,502 84
Entain PLC 20,924 162
Evolution AB
(i)
1,731 104
Flutter Entertainment PLC
(d)
1,235 131
Golden Entertainment Inc 274 8
$ 489
Environmental Control - 0 .04%
Veralto Corp 2,388 233
Food - 0 .81%
Ajinomoto Co Inc 19,500 620
Campbell's Company/The 4,040 109
Coles Group Ltd 5,646 83
Conagra Brands Inc 6,223 120
General Mills Inc 3,586 162
George Weston Ltd
(e)
2,200 161
Hershey Co/The 210 50
Iron Horse Acquisitions Corp
(d)
939 5
Jeronimo Martins SGPS SA
(e)
12,763 335
Koninklijke Ahold Delhaize NV 16,192 800
Kraft Heinz Co/The 6,281 155
Lamb Weston Holdings Inc 2,909 140
Nestle SA 2,551 279
Saputo Inc 9,600 306
Sysco Corp 7,065 644
TreeHouse Foods Inc - Contingent Value
Rights
(d),(g)
15,806 28
Tyson Foods Inc 4,400 286
$ 4,283
Gas - 0 .23%
Centrica PLC
(e)
72,491 194
Naturgy Energy Group SA 21,260 661
Osaka Gas Co Ltd 7,900 330
$ 1,185
Hand & Machine Tools - 0 .11%
Makita Corp
(e)
5,800 224
Snap-on Inc 359 138
Stanley Black & Decker Inc
(e)
2,665 231
$ 593
Healthcare - Products - 1 .40%
ABIOMED Inc - Contingent Value Rights
(d),(g)
692 1
Agilent Technologies Inc 564 68
Align Technology Inc
(d)
735 140
Baxter International Inc
(e)
11,803 240
Coloplast A/S 758 59
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Exact Sciences Corp
(d),(f)
28,243 $ 2,920
GE HealthCare Technologies Inc
(e)
4,931 416
Hologic Inc
(d)
12,300 927
IDEXX Laboratories Inc
(d),(e)
498 327
Insulet Corp
(d),(e)
560 138
Lifco AB 3,162 112
Masimo Corp
(d)
2,612 458
Medtronic PLC 1,688 165
Penumbra Inc
(d)
1,973 680
ResMed Inc 868 222
Solventum Corp
(d)
2,473 184
Stryker Corp 269 104
Thermo Fisher Scientific Inc 112 58
West Pharmaceutical Services Inc
(e)
569 145
$ 7,364
Healthcare - Services - 0 .47%
Centene Corp
(d),(e)
4,136 186
Charles River Laboratories International Inc
(d)
538 96
Cigna Group/The 438 127
DaVita Inc
(d)
1,261 197
Elevance Health Inc 292 94
HCA Healthcare Inc
(e)
182 96
Humana Inc 1,581 301
IQVIA Holdings Inc
(d),(e)
1,931 345
Sonic Healthcare Ltd 18,850 320
UnitedHealth Group Inc
(e)
930 272
Universal Health Services Inc
(e)
2,259 466
$ 2,500
Holding Companies - Diversified - 2 .73%
1RT Acquisition Corp
(d)
566 6
A Paradise Acquisition Corp
(d)
2,060 21
A Paradise Acquisition Corp
(d)
23,370 237
AA Mission Acquisition Corp II
(d)
41,867 416
AA Mission Acquisition Corp II - Warrants
(d)
4,933 1
Abony Acquisition Corp I
(d)
2,803 28
Acropolis Infrastructure Acquisition Corp -
Escrow
(d),(g)
5,690 —
Activate Energy Acquisition Corp
(d)
8,002 81
Activate Energy Acquisition Corp
(d)
5,598 55
AI Infrastructure Acquisition Corp
(d)
8,503 87
AI Infrastructure Acquisition Corp
(d)
6,045 61
Alchemy Investments Acquisition Corp 1 -
Warrants
(d)
3,107 1
Aldabra 4 Liquidity Opportunity Vehicle Inc
(d)
5,605 56
Aldel Financial II Inc - Warrants
(d)
3,442 1
AltEnergy Acquisition Corp - Warrants
(d)
449 —
American Drive Acquisition Co
(d)
3,676 37
Andretti Acquisition Corp II
(d)
9,309 99
Apex Treasury Corp
(d)
22,223 220
Apex Treasury Corp
(d)
3,103 31
Archimedes Tech SPAC Partners II Co
(d)
11,767 124
Archimedes Tech SPAC Partners II Co - Warrants
(d)
3,231 2
Archimedes Tech SPAC Partners III Co
(d)
2,242 23
Armada Acquisition Corp II - Class A
(d)
15,035 155
Armada Acquisition Corp II - Warrants
(d)
1,838 1
Axiom Intelligence Acquisition - Class A
(d)
13,967 142
Axiom Intelligence Acquisition Corp 1
(d)
3,653 1
Bain Capital GSS Investment Corp
(d)
5,150 53
Berto Acquisition Corp
(d)
13,395 137
Berto Acquisition Corp - Warrants
(d)
783 —
BEST SPAC I Acquisition Corp
(d)
1,044 11
BEST SPAC I Acquisition Corp - Rights
(d)
1,044 —
Bitcoin Infrastructure Acquisition Corp Ltd
(d)
5,024 50
Blue Acquisition Corp
(d)
2,579 27
Blue Water Acquisition Corp III
(d)
12,467 129
Blue Water Acquisition Corp III - Warrants
(d)
4,172 2
Blueport Acquisition Ltd
(d)
2,236 22
Bluerock Acquisition Corp
(d)
5,714 57
BTC Development Corp
(d)
1,031 10

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Cal Redwood Acquisition Corp - Class A
(d)
21,143 $ 215
Cal Redwood Acquisition Corp - Rights
(d)
3,133 1
Calisa Acquisition Corp
(d)
325 3
Calisa Acquisition Corp
(d)
6,890 69
Cambridge Acquisition Corp
(d)
4,476 44
Cantor Equity Partners I Inc
(d)
2,618 27
Cantor Equity Partners III Inc
(d)
1,045 11
Cantor Equity Partners IV Inc
(d)
4,125 43
Cantor Equity Partners V Inc
(d)
9,745 99
Cartesian Growth Corp II - Warrants
(d)
781 —
Cartesian Growth Corp III - Class A
(d)
3,774 39
Cartesian Growth Corp III - Warrants
(d)
295 —
Cayson Acquisition Corp
(d)
3,476 38
Cayson Acquisition Corp - Rights
(d)
3,476 1
Centurion Acquisition Corp
(d)
2 —
ChampionsGate Acquisition Corp
(d)
1,253 13
Chenghe Acquisition III Co
(d)
44 —
Chenghe Acquisition III Co
(d)
5,671 57
Churchill Capital Corp XI
(d)
1,226 13
CN Healthy Food Tech Group Corp - Warrants
(d)
4,699 —
CO2 Energy Transition Corp
(d)
46,099 478
Cohen Circle Acquisition Corp II
(d)
4,403 46
Colombier Acquisition Corp III
(d)
1,954 20
Columbus Circle Capital Corp II
(d)
3,355 33
Copley Acquisition Corp
(d)
4,854 50
Copley Acquisition Corp - Warrants
(d)
1,260 —
Crane Harbor Acquisition Corp II
(d)
1,144 12
Crown Reserve Acquisition Corp I
(d)
5,526 56
Crown Reserve Acquisition Corp I
(d)
13,936 139
CSLM Digital Asset Acquisition Corp III Ltd
(d)
13,814 139
CSLM Digital Asset Acquisition Corp III Ltd
(d)
8,247 84
D Boral ARC Acquisition I Corp
(d)
12,372 125
Daedalus Special Acquisition Corp
(d)
3,247 33
Drugs Made In America Acquisition II Corp
(d)
10,374 105
Drugs Made In America Acquisition II Corp
(d)
11,413 114
DT Cloud Star Acquisition Corp
(d)
9,612 105
Dune Acquisition Corp II
(d)
7,632 79
Dune Acquisition Corp II - Warrants
(d)
5,151 2
Dynamix Corp III
(d)
1,033 10
EGH Acquisition Corp - Class A
(d)
1,687 17
Emmis Acquisition Corp
(d)
3,600 36
Emmis Acquisition Corp - Rights
(d)
3,600 1
EQV Ventures Acquisition Corp II
(d)
10,321 105
ESH Acquisition Corp - Rights
(d)
5,825 1
Eureka Acquisition Corp
(d)
1,047 12
FG Merger II Corp
(d)
24,393 246
Fifth Era Acquisition Corp I
(d)
1,781 18
FIGX Capital Acquisition Corp
(d)
1,776 18
FIGX Capital Acquisition Corp - Class A
(d)
2,592 26
Flag Ship Acquisition Corp
(d)
1,087 12
Future Vision II Acquisition Corp
(d)
8,312 89
FutureCrest Acquisition Corp
(d)
206 2
Galata Acquisition Corp II
(d)
3,607 36
Galata Acquisition Corp II - Warrants
(d)
1,202 —
Gesher Acquisition Corp II
(d)
5,220 54
Gesher Acquisition Corp II - Warrants
(d)
2,610 1
GigCapital7 Corp
(d)
1,995 21
GigCapital8 Corp
(d)
28,892 289
GigCapital9 Corp
(d)
6,714 67
Globa Terra Acquisition Corp
(d)
28,136 286
Gores Holdings X Inc
(d)
10,656 110
Gores Holdings X Inc - Warrants
(d)
2,664 2
GP-Act III Acquisition Corp
(d)
5,138 56
Graf Global Corp
(d)
4,458 48
Graf Global Corp - Warrants
(d)
2,229 1
GSR IV Acquisition Corp
(d)
13,399 134
GSR IV Acquisition Corp - Rights
(d)
1,914 4
Harvard Ave Acquisition Corp
(d)
6,911 69
Harvard Ave Acquisition Corp
(d)
12,376 125
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Haymaker Acquisition Corp 4
(d)
15,675 $ 180
HCM III Acquisition Corp
(d)
514 5
Highview Merger Corp
(d)
3,499 35
Idea Acquisition Corp
(d)
3,355 33
Illumination Acquisition Corp I
(d)
3,353 33
Indigo Acquisition Corp
(d)
5,150 52
Infinite Eagle Acquisition Corp
(d)
1,125 12
Inflection Point Acquisition Corp. V
(d)
1,411 15
Iron Horse Acquisition II Corp
(d)
3,676 37
ITHAX Acquisition Corp III
(d)
5,715 57
Jackson Acquisition Co II
(d)
4,474 47
Jardine Matheson Holdings Ltd 2,600 214
Jaws Mustang Acquisition Corp - Warrants
(d)
4,137 —
Jena Acquisition Corp II
(d)
18,921 195
Jena Acquisition Corp II - Rights
(d)
8,369 1
K&F Growth Acquisition Corp II
(d)
4,999 52
K&F Growth Acquisition Corp II - Rights
(d)
5,396 1
Keen Vision Acquisition Corp - Warrants
(d)
9,980 1
KRAKacquisition Corp
(d)
1,122 11
LaFayette Acquisition Corp
(d)
4,167 44
Lafayette Digital Acquisition Corp I
(d)
2,236 22
Lake Superior Acquisition Corp
(d)
5,264 53
Lake Superior Acquisition Corp
(d)
4,411 44
Lakeshore Acquisition III Corp
(d)
14,402 148
Lakeshore Acquisition III Corp - Rights
(d)
9,177 2
Launchpad Cadenza Acquisition Corp I
(d)
8,196 82
Leapfrog Acquisition Corp
(d)
2,856 29
Legato Merger Corp IV
(d)
3,362 34
Lightwave Acquisition Corp
(d)
15,438 156
Lightwave Acquisition Corp - Warrants
(d)
5,142 1
Lionheart Holdings
(d)
8,257 88
Live Oak Acquisition Corp V
(d)
11,403 118
Live Oak Acquisition Corp V - Warrants
(d)
1,738 3
M Evo Global Acquisition Corp II
(d)
6,562 66
M3-Brigade Acquisition VI Corp
(d)
1,032 10
McKinley Acquisition Corp
(d)
16,117 162
McKinley Acquisition Corp
(d)
2,064 21
Mercer Park Opportunities Corp
(d)
6,188 65
Meshflow Acquisition Corp
(d)
7,990 80
Miluna Acquisition Corp
(d)
10,070 100
Mountain Lake Acquisition Corp
(d)
19,969 209
Mountain Lake Acquisition Corp - Rights
(d)
6,834 2
Mountain Lake Acquisition Corp II
(d)
13,772 137
MOZAYYX Acquisition Corp
(d)
4,467 45
Muzero Acquisition Corp
(d)
4,478 45
New Providence Acquisition Corp III
(d)
23,678 244
New Providence Acquisition Corp III - Warrants
(d)
8,562 5
Newbury Street II Acquisition Corp
(d)
17,051 179
Newbury Street II Acquisition Corp - Warrants
(d)
4,940 1
NewHold Investment Corp III
(d)
4,537 47
NewHold Investment Corp III - Warrants
(d)
2,268 1
NMP Acquisition Corp
(d)
10,313 104
Origin Investment Corp I
(d)
5,153 53
OTG Acquisition Corp I
(d)
2,577 26
Oxley Bridge Acquisition Ltd - Class A
(d)
21,677 219
Oxley Bridge Acquisition Ltd - Warrants
(d)
2,086 —
Oyster Enterprises II Acquisition Corp
(d)
5,227 1
Oyster Enterprises II Acquisition Corp - Class A
(d)
13,934 141
Perimeter Acquisition Corp I
(d)
3,123 32
Perimeter Acquisition Corp I - Warrants
(d)
1,562 1
Pershing Square Tontine Holdings Ltd
(d),(g)
977 —
Pershing Square Tontine Holdings Ltd - Escrow
(d),(g)
3,910 —
Pioneer Acquisition I Corp
(d)
22,738 230
Pioneer Acquisition I Corp - Warrants
(d)
7,835 2
Praetorian Acquisition Corp
(d)
3,362 34
ProCap Acquisition Corp
(d)
1,445 15
ProCap Acquisition Corp - Class A
(d)
5,080 52
Proem Acquisition Corp I
(d)
2,797 28
Pyrophyte Acquisition Corp II
(d)
5,154 52

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Quantumsphere Acquisition Corp
(d)
5,150 $ 52
Quantumsphere Acquisition Corp
(d)
2,062 21
Quartzsea Acquisition Corp
(d)
14,901 153
Real Asset Acquisition Corp
(d)
4,642 49
Republic Digital Acquisition Co
(d)
18,347 188
Republic Digital Acquisition Co - Warrants
(d)
783 —
Ribbon Acquisition Corp
(d)
8,624 90
Roman DBDR Acquisition Corp II
(d)
3,871 40
Roman DBDR Acquisition Corp II - Warrants
(d)
3,134 1
SC II Acquisition Corp
(d)
11,235 112
Siddhi Acquisition Corp
(d)
28,907 297
Silicon Valley Acquisition Corp
(d)
4,090 41
Silver Pegasus Acquisition Corp
(d)
7,216 73
Silver Pegasus Acquisition Corp
(d)
2,623 27
Silverbox Corp IV
(d)
4,505 48
SilverBox Corp V
(d)
2,282 23
SIM Acquisition Corp I
(d)
10,370 111
Sizzle Acquisition Corp II
(d)
17,206 176
Sizzle Acquisition Corp II - Rights
(d)
5,432 1
Social Commerce Partners Corp
(d)
2,921 29
Solarius Capital Acquisition Corp
(d)
13,197 134
Soren Acquisition Corp
(d)
4,478 45
Soulpower Acquisition Corp
(d)
11,343 116
Soulpower Acquisition Corp - Rights
(d)
6,383 1
Space Asset Acquisition Corp
(d)
1,401 14
SPACSphere Acquisition Corp
(d)
11,188 113
Spark I Acquisition Corp - Warrants
(d)
4,233 1
Spring Valley Acquisition Corp III
(d)
1,545 16
Starry Sea Acquisition Corp
(d)
7,731 78
Stellar V Capital Corp
(d)
4,313 45
Stellar V Capital Corp - Warrants
(d)
2,156 —
Swire Pacific Ltd 47,500 510
Target Global Acquisition I Corp - Warrants
(d)
1,309 —
Thayer Ventures Acquisition Corp II
(d)
5,908 1
Thayer Ventures Acquisition Corp II - Class A
(d)
11,143 113
Titan Acquisition Corp
(d)
11,169 115
Titan Acquisition Corp - Warrants
(d)
5,584 2
Translational Development Acquisition Corp
(d)
4,069 43
UY Scuti Acquisition Corp
(d)
2,169 22
UY Scuti Acquisition Corp - Rights
(d)
2,169 —
Vendome Acquisition Corp I
(d)
10,650 107
Viking Acquisition Corp I
(d)
1,624 16
Voyager Acquisition Corp
(d)
6,973 75
Voyager Acquisition Corp - Warrants
(d)
3,935 1
Wen Acquisition Corp
(d)
14,347 146
Wen Acquisition Corp - Warrants
(d)
4,008 1
Westin Acquisition Corp
(d)
5,061 50
White Pearl Acquisition Corp
(d)
5,584 55
White Pearl Acquisition Corp
(d)
6,588 66
Wintergreen Acquisition Corp
(d)
5,245 54
Wintergreen Acquisition Corp
(d)
94 —
Yorkville Acquisition Corp
(d)
12,308 125
$ 14,384
Home Builders - 0 .15%
Daiwa House Industry Co Ltd
(e)
20,000 722
DR Horton Inc
(e)
396 63
$ 785
Home Furnishings - 0 .02%
Sony Group Corp 4,700 108
Insurance - 2 .03%
Aflac Inc 1,243 140
Ageas SA/NV
(e)
1,126 84
Allstate Corp/The
(e)
2,345 503
American Financial Group Inc/OH 4,801 638
American International Group Inc 3,981 320
Arthur J Gallagher & Co 2 —
Assurant Inc 106 24
Berkshire Hathaway Inc - Class B
(d),(e)
740 374
Brighthouse Financial Inc
(d)
2,112 127
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 3,391 $ 244
Chubb Ltd 333 114
Cincinnati Financial Corp
(e)
1,473 242
Everest Group Ltd
(e)
806 270
Fairfax Financial Holdings Ltd
(e)
200 344
Fidelity National Financial Inc
(e)
20,522 1,085
Great-West Lifeco Inc 11,700 565
Hannover Rueck SE 524 159
Hartford Insurance Group Inc/The
(e)
5,985 843
Intact Financial Corp 2,000 386
Japan Post Insurance Co Ltd 3,400 111
Loews Corp 1,841 203
Marsh & McLennan Cos Inc 1,113 208
MS&AD Insurance Group Holdings Inc
(e)
8,500 237
NN Group NV
(e)
1,731 142
Power Corp of Canada 2,900 146
ProAssurance Corp
(d),(f)
39,348 966
Progressive Corp/The 2,579 551
Prudential Financial Inc 446 44
Prudential PLC
(e)
11,177 171
Sampo Oyj
(e)
11,407 126
Talanx AG 10,488 1,319
W R Berkley Corp
(e)
504 36
$ 10,722
Internet - 1 .63%
Alphabet Inc - A Shares
(e)
7,311 2,280
Amazon.com Inc
(d),(e)
6,297 1,322
Booking Holdings Inc
(e)
208 881
CDW Corp/DE 356 44
eBay Inc
(e)
2,930 266
Expedia Group Inc
(e)
3,309 714
F5 Inc
(d)
573 155
Gen Digital Inc
(e)
22,533 509
GoDaddy Inc
(d),(e)
4,842 422
Grab Holdings Ltd
(d)
27,541 116
LY Corp 34,600 85
M3 Inc
(e)
2,800 31
Match Group Inc 6,333 200
MercadoLibre Inc
(d),(e)
54 95
Meta Platforms Inc
(e)
717 465
Netflix Inc
(d)
2,578 248
Pinterest Inc
(d),(e)
1,969 34
Prosus NV
(d)
1,076 55
Reddit Inc
(d)
444 65
Robinhood Markets Inc
(d)
304 23
Snap Inc Class A
(d)
19,191 100
Spotify Technology SA
(d)
236 121
Uber Technologies Inc
(d),(e)
2,963 224
VeriSign Inc 509 116
$ 8,571
Investment Companies - 0 .14%
EXOR NV 8,208 720
Iron & Steel - 0 .12%
Fortescue Ltd 31,333 471
Nippon Steel Corp 10,400 42
Nucor Corp
(e)
714 126
Steel Dynamics Inc 73 14
$ 653
Leisure Products & Services - 0 .09%
Carnival Corp
(e)
14,043 443
Royal Caribbean Cruises Ltd 85 26
$ 469
Lodging - 0 .04%
Las Vegas Sands Corp
(e)
4,064 230
Machinery - Construction & Mining - 0 .36%
Caterpillar Inc
(e)
760 564
GE Vernova Inc
(e)
296 259
Hitachi Ltd
(e)
20,000 655

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Metso Oyj 10,490 $ 218
Mitsubishi Heavy Industries Ltd 1,500 48
Vertiv Holdings Co 691 176
$ 1,920
Machinery - Diversified - 0 .32%
Deere & Co 115 72
Dover Corp 529 119
Hexagon AB 9,104 104
Nordson Corp 702 206
Otis Worldwide Corp
(e)
3,371 312
Rockwell Automation Inc
(e)
614 250
Xylem Inc/NY
(e)
4,880 633
$ 1,696
Media - 1 .84%
Comcast Corp - Class A 4,909 152
Endeavor Group Holdings Inc
(d),(g)
137,899 3,792
FactSet Research Systems Inc
(e)
1,603 347
Fox Corp - A Shares
(e)
2,395 135
Liberty Broadband Corp - A Shares
(d)
5,643 308
News Corp - A Shares 28,432 691
Optimum Communications Inc
(d)
22,876 33
TEGNA Inc 40,027 839
Walt Disney Co/The
(e)
2,521 267
Warner Bros Discovery Inc
(d)
111,708 3,147
$ 9,711
Mining - 1 .17%
Agnico Eagle Mines Ltd 3,300 829
Alamos Gold Inc 5,600 304
Barrick Mining Corp
(e)
13,355 678
BHP Group Ltd 19,138 777
Eagle Nuclear Energy Corp
(d)
60 —
Evolution Mining Ltd 4,281 51
First Quantum Minerals Ltd
(d),(e)
5,900 177
Franco-Nevada Corp
(e)
1,000 279
Freeport-McMoRan Inc
(e)
5,495 374
Kinross Gold Corp 224 8
Kinross Gold Corp
(e)
5,000 185
Lundin Gold Inc 800 75
Lundin Mining Corp
(e)
1,600 51
Newmont Corp
(e)
6,327 823
Norsk Hydro ASA 46,125 428
Pan American Silver Corp
(e)
3,300 226
Pan American Silver Corp - Rights
(d)
24,592 17
South32 Ltd 124,652 408
Wheaton Precious Metals Corp
(e)
3,000 489
$ 6,179
Miscellaneous Manufacturers - 0 .15%
A O Smith Corp
(e)
3,680 287
Illinois Tool Works Inc 423 123
Textron Inc
(e)
4,093 404
$ 814
Office & Business Equipment - 0 .05%
Zebra Technologies Corp
(d)
1,240 278
Oil & Gas - 1 .17%
APA Corp
(e)
15,554 472
Bollore SE 12,396 72
BP PLC 14,695 95
ConocoPhillips 1,847 210
Devon Energy Corp
(e)
10,736 467
ENEOS Holdings Inc
(e)
28,500 272
Equinor ASA 4,773 143
Expand Energy Corp 5,094 550
Exxon Mobil Corp
(e)
2,893 441
Idemitsu Kosan Co Ltd
(e)
7,300 70
Inpex Corp
(e)
20,000 488
Marathon Petroleum Corp
(e)
1,312 260
Neste Oyj
(e)
5,856 146
Occidental Petroleum Corp 1,181 63
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Phillips 66
(e)
1,922 $ 297
Repsol SA
(e)
14,214 322
Shell PLC 3,675 154
TotalEnergies SE
(e)
1,008 81
Valaris Ltd
(d)
2,548 244
Valero Energy Corp
(e)
6,348 1,299
$ 6,146
Oil & Gas Services - 0 .16%
Baker Hughes Co 695 46
Halliburton Co 21,479 773
$ 819
Packaging & Containers - 0 .32%
Ball Corp 1,119 75
CCL Industries Inc
(e)
1,300 90
Packaging Corp of America 98 23
Sealed Air Corp 22,344 936
Smurfit Westrock PLC
(e)
12,244 576
$ 1,700
Pharmaceuticals - 1 .15%
AbbVie Inc
(e)
711 165
Astellas Pharma Inc
(e)
20,500 341
AstraZeneca PLC
(e)
543 114
Atrium Therapeutics Inc
(d)
3,050 45
Bristol-Myers Squibb Co
(e)
18,646 1,163
Cardinal Health Inc
(e)
1,673 384
Cencora Inc 213 80
CVS Health Corp
(e)
1,775 142
Daiichi Sankyo Co Ltd
(e)
6,500 128
Dexcom Inc
(d),(e)
2,484 182
Eli Lilly & Co 318 335
Galderma Group AG 1,323 250
Grifols SA 13,014 163
GSK PLC
(e)
5,318 158
Hikma Pharmaceuticals PLC 5,245 93
Johnson & Johnson
(e)
1,438 357
McKesson Corp
(e)
59 58
Merck & Co Inc
(e)
4,605 570
Neurocrine Biosciences Inc
(d),(e)
1,311 173
Otsuka Holdings Co Ltd
(e)
3,200 221
Pfizer Inc
(e)
16,590 459
Sanofi SA
(e)
2,822 276
Viatris Inc 7,198 107
Zoetis Inc
(e)
774 101
$ 6,065
Pipelines - 0 .29%
Cheniere Energy Inc
(e)
4,151 979
Keyera Corp
(e)
3,700 141
Kinder Morgan Inc
(e)
6,160 205
Southcross Holdings
(d),(g)
615,976 —
Sunococorp LLC 2,859 171
Williams Cos Inc/The 166 12
$ 1,508
Private Equity - 0 .02%
Blackstone Inc 592 67
KKR & Co Inc 306 27
$ 94
Real Estate - 0 .07%
CBRE Group Inc
(d)
709 105
CFLD Cayman Investment Ltd Unit Trust
(d)
233,812 1
Kaisa Group Holdings Ltd
(d)
41,995 1
Mitsui Fudosan Co Ltd 7,800 105
Sunac China Holdings Ltd
(d)
8,540 1
Times China Holdings Ltd
(d)
45,794 —
Vonovia SE
(e)
4,859 165
Yuzhou Group Holdings Co Ltd
(d)
45,339 1
$ 379

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .94%
American Tower Corp 3,134 $ 601
AvalonBay Communities Inc 566 100
CapitaLand Ascendas REIT 369,400 785
Crown Castle Inc
(e)
5,210 466
Digital Realty Trust Inc 906 161
Gaming and Leisure Properties Inc
(e)
2,217 108
Host Hotels & Resorts Inc 1,222 24
Invitation Homes Inc
(e)
22,856 602
Mid-America Apartment Communities Inc 550 74
Prologis Inc 567 81
Realty Income Corp 2,466 165
Simon Property Group Inc 1,177 240
Sun Communities Inc 597 81
Ventas Inc 3,105 268
VICI Properties Inc
(e)
30,173 912
Welltower Inc
(e)
1,362 282
$ 4,950
Retail - 1 .02%
Alimentation Couche-Tard Inc
(e)
5,400 328
AutoZone Inc
(d)
1 4
Avolta AG 3,866 254
Bath & Body Works Inc 7,356 168
Best Buy Co Inc
(e)
7,426 460
Canadian Tire Corp Ltd 1,300 182
Carvana Co
(d)
181 61
Cie Financiere Richemont SA 1,884 384
Costco Wholesale Corp 29 29
Dollar General Corp 1,743 272
Dollar Tree Inc
(d),(e)
3,269 414
Genuine Parts Co 1,641 196
Industria de Diseno Textil SA
(e)
1,011 68
JD Sports Fashion PLC 63,910 70
Lowe's Cos Inc 542 143
Lululemon Athletica Inc
(d),(e)
4,721 874
McDonald's Corp 962 328
Pandora A/S 1,988 157
Target Corp
(e)
1,495 170
TJX Cos Inc/The
(e)
1,608 260
Ulta Beauty Inc
(d),(e)
513 351
Walmart Inc 496 64
Yum! Brands Inc
(e)
863 145
$ 5,382
Semiconductors - 2 .35%
Advanced Micro Devices Inc
(d),(e)
810 162
Advantest Corp
(e)
1,200 208
Analog Devices Inc 376 134
Applied Materials Inc
(e)
2,725 1,014
ASM International NV
(e)
416 351
ASML Holding NV 354 515
ASML Holding NV - NY Reg Shares 11 16
BE Semiconductor Industries NV 613 137
Broadcom Inc
(e)
3,375 1,078
Infineon Technologies AG 817 44
KLA Corp
(e)
49 75
Lam Research Corp
(e)
5,637 1,319
Lasertec Corp 1,000 216
Marvell Technology Inc 2,669 218
Microchip Technology Inc
(e)
1,248 93
Micron Technology Inc
(e)
1,740 717
NVIDIA Corp
(e)
18,093 3,206
NXP Semiconductors NV 1,166 265
ON Semiconductor Corp
(d),(e)
6,719 447
Qorvo Inc
(d)
4,969 412
QUALCOMM Inc
(e)
2,599 370
Renesas Electronics Corp 17,500 330
Skyworks Solutions Inc
(e)
4,701 280
Taiwan Semiconductor Manufacturing Co Ltd ADR 42 16
Teradyne Inc
(e)
917 293
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Tokyo Electron Ltd 1,600 $ 450
$ 12,366
Shipbuilding - 0 .09%
Yangzijiang Shipbuilding Holdings Ltd 138,800 474
Software - 1 .32%
Adobe Inc
(d),(e)
1,358 356
Atlassian Corp
(d)
633 48
Autodesk Inc
(d),(e)
362 89
Broadridge Financial Solutions Inc 227 42
Clearwater Analytics Holdings Inc
(d),(f)
61,138 1,430
Datadog Inc
(d),(e)
1,154 129
Electronic Arts Inc
(e)
1,924 386
Fiserv Inc
(d)
4,079 254
iLearningEngines Holdings Inc - Warrants
(d)
1,824 —
Konami Group Corp
(e)
2,600 347
LeddarTech Holdings Inc - Warrants
(d)
2,297 —
Microsoft Corp
(e)
3,830 1,504
MSCI Inc
(e)
139 80
Onestream Inc
(d)
13,782 325
Oracle Corp 331 48
Palantir Technologies Inc
(d),(e)
1,087 149
Paychex Inc
(e)
2,225 208
Pro Medicus Ltd 2,187 202
PTC Inc
(d),(e)
2,897 454
Roper Technologies Inc
(e)
1,167 408
Salesforce Inc 1,287 251
Samsara Inc
(d)
5,290 153
SAP SE ADR 90 18
ServiceNow Inc
(d)
469 51
$ 6,932
Telecommunications - 0 .92%
Arista Networks Inc
(d),(e)
1,814 242
AT&T Inc
(e)
22,741 637
Cisco Systems Inc
(e)
7,649 608
Credo Technology Group Holding Ltd
(d)
817 92
Deutsche Telekom AG
(e)
7,681 309
HKT Trust & HKT Ltd 460,000 725
KDDI Corp
(e)
2,900 50
Motorola Solutions Inc 32 15
Telefonaktiebolaget LM Ericsson 22,607 261
Telenor ASA 3,839 71
T-Mobile US Inc
(e)
1,756 381
Verizon Communications Inc 20,262 1,016
Vodafone Group PLC
(e)
288,861 445
$ 4,852
Textiles - 0 .03%
UniFirst Corp/MA 557 131
Toys, Games & Hobbies - 0 .07%
Hasbro Inc 1,130 113
Nintendo Co Ltd
(e)
4,600 260
$ 373
Transportation - 1 .44%
AP Moller - Maersk A/S - B 49 122
CH Robinson Worldwide Inc 2,955 547
CSX Corp 2,936 125
Deutsche Post AG
(e)
5,077 299
Expeditors International of Washington Inc
(e)
736 107
FedEx Corp
(e)
1,934 749
JB Hunt Transport Services Inc
(e)
2,835 662
Norfolk Southern Corp
(f)
12,569 3,956
Seibu Holdings Inc 12,400 368
SITC International Holdings Co Ltd 86,000 367
Union Pacific Corp 427 113
United Parcel Service Inc 1,720 199
$ 7,614
Water - 0 .05%
United Utilities Group PLC
(e)
15,281 286
TOTAL COMMON STOCKS $ 196,102

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

CONVERTIBLE PREFERRED STOCKS
- 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Apollo Global Management Inc 6.75%, 07/31/2026 100 $ 6
Electric - 0 .01%
PG&E Corp 6.00%, 12/01/2027 516 23
Pipelines - 0 .00%
Southcross Energy Series A 0.00%
(d),(g)
2,399,339 18
Software - 0 .01%
Oracle Corp 0.00%, 01/15/2029
(d)
1,100 51
TOTAL CONVERTIBLE PREFERRED STOCKS $ 98
PREFERRED STOCKS - 0 .10 % Shares Held Value (000's)
Finance - Mortgage Loan/Banker - 0 .10%
Fannie Mae 0.00%, 04/02/2026
(d),(j)
37,200 $ 405
3 Month USD LIBOR + 0.75%
Freddie Mac - Series Z 0.00%, 12/31/2027
(d),(j)
9,231 116
$ 521
TOTAL PREFERRED STOCKS $ 521
BONDS - 29 .03%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .31%
Boeing Co/The
5.15%, 05/01/2030 $ 60 $ 62
5.71%, 05/01/2040 151 157
5.81%, 05/01/2050 305 306
5.93%, 05/01/2060 10 10
6.53%, 05/01/2034 45 50
6.86%, 05/01/2054 135 155
7.01%, 05/01/2064 65 75
Czechoslovak Group AS
6.50%, 01/10/2031
(i)
400 419
6.50%, 01/10/2031 400 419
$ 1,653
Airlines - 0 .02%
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 126 123
Automobile Asset Backed Securities - 0 .56%
American Credit Acceptance Receivables Trust
2023-4
7.65%, 09/12/2030
(i)
100 104
American Credit Acceptance Receivables Trust
2025-1
5.54%, 08/12/2031
(i)
30 31
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(i)
350 348
5.58%, 12/20/2030
(i)
120 125
7.24%, 06/20/2029
(i)
100 105
Bridgecrest Lending Auto Securitization Trust
2024-2
6.30%, 02/15/2030 120 123
Carmax Select Receivables Trust 2025-B
5.33%, 07/15/2031 125 127
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 13 13
Carvana Auto Receivables Trust 2024-N1
5.80%, 05/10/2030
(i)
15 15
Drive Auto Receivables Trust 2024-1
5.43%, 11/17/2031 30 30
Drive Auto Receivables Trust 2025-2
4.90%, 12/15/2032 50 51
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(i)
97 97
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029
(i)
115 118
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029
(i)
100 103
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029 100 102
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030 125 129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031 $ 50 $ 51
FHF Issuer Trust 2025-1
4.92%, 02/15/2031
(i)
57 57
FHF Issuer Trust 2025-2
5.75%, 05/15/2030
(i)
125 126
First Investors Auto Owner Trust 2025-1
5.22%, 12/15/2033
(i)
25 25
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029
(i)
45 44
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028 35 35
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029
(i)
110 114
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029
(i)
25 26
GLS Auto Select Receivables Trust 2024-2
5.93%, 06/17/2030
(i)
15 16
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029
(i)
50 51
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(i)
124 123
Red Oak Funding Master Trust
5.66%, 12/20/2030
(i)
55 55
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.00%
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031 130 134
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029
(i)
100 103
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029
(i)
110 114
Westlake Automobile Receivables Trust 2024-1
5.65%, 02/15/2029
(i)
35 35
6.02%, 10/15/2029
(i)
90 92
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030
(i)
25 26
Westlake Automobile Receivables Trust 2025-1
5.54%, 11/15/2030
(i)
100 102
$ 2,950
Automobile Manufacturers - 0 .01%
Allison Transmission Inc
3.75%, 01/30/2031
(i)
59 56
Automobile Parts & Equipment - 0 .03%
ZF North America Capital Inc
6.88%, 04/23/2032
(i)
150 150
Banks - 1 .80%
Ardshinbank CJSC Via Dilijan Finance BV
6.60%, 01/22/2031
(i)
200 202
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico/TX
5.13%, 01/18/2033
(k),(l)
200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
7.63%, 02/11/2035
(i),(k),(l)
700 747
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
7.63%, 02/11/2035
(k),(l)
200 214
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.38%
BOI Finance BV
7.50%, 02/16/2027 EUR 825 1,002
BSF Finance
5.76%, 09/03/2035
(k)
$ 675 678
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
5.07%, 01/21/2037
(k)
$ 52 $ 52
Secured Overnight Financing Rate + 1.19%
5.39%, 02/02/2041
(k)
228 226
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.18%
Ipoteka-Bank ATIB
6.45%, 10/09/2030 200 206
JPMorgan Chase & Co
4.90%, 01/22/2037
(k)
130 131
Secured Overnight Financing Rate + 1.07%
Mizrahi Tefahot Bank Ltd
5.84%, 04/15/2036
(i),(k),(l)
775 795
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%
Morgan Stanley
2.48%, 09/16/2036
(k)
290 257
Secured Overnight Financing Rate + 1.36%
4.89%, 10/22/2036
(k)
70 70
Secured Overnight Financing Rate + 1.31%
5.31%, 01/18/2041
(k)
95 94
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%
5.95%, 01/19/2038
(k)
228 240
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
National Bank of Uzbekistan
7.20%, 07/17/2030 200 211
8.50%, 07/05/2029 400 434
Riyad Sukuk Ltd
6.21%, 07/14/2035
(k)
475 489
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%
Saudi Awwal Bank
5.95%, 09/04/2035
(k)
600 612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.20%
SNB Sukuk Ltd
5.94%, 07/18/2036
(k)
500 516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%
Societe Generale SA
5.44%, 10/03/2036
(i),(k)
200 203
Secured Overnight Financing Rate + 1.73%
Standard Chartered PLC
7.00%, 11/14/2035
(i),(j),(k),(l)
375 388
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
7.00%, 11/14/2035
(j),(k),(l)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
7.63%, 01/16/2032
(i),(j),(k),(l)
350 375
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Sumitomo Mitsui Trust Bank Ltd
3.95%, 03/05/2029
(i),(m)
315 315
UBS Group AG
5.58%, 05/09/2036
(i),(k)
200 208
Secured Overnight Financing Rate + 1.76%
6.60%, 08/05/2030
(i),(j),(k),(l)
200 201
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
Wells Fargo & Co
4.89%, 09/15/2036
(k)
143 143
Secured Overnight Financing Rate + 1.34%
4.96%, 01/23/2037
(k)
101 101
Secured Overnight Financing Rate + 1.10%
$ 9,516
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0 .27%
Amrize Finance US LLC
5.40%, 04/07/2035 $ 59 $ 62
Cemex SAB de CV
5.13%, 06/08/2026
(i),(j),(k)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
Cimko Cimento Ve Beton Sanayi Ve Ticaret AS
10.75%, 05/21/2030 225 244
CRH America Finance Inc
5.00%, 02/09/2036 154 156
JH North America Holdings Inc
5.88%, 01/31/2031
(i)
80 82
6.13%, 07/31/2032
(i)
114 117
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 450 461
Quikrete Holdings Inc
6.38%, 03/01/2032
(i)
87 90
$ 1,412
Chemicals - 0 .13%
Braskem Idesa SAPI
0.00%, 11/15/2029
(d)
600 349
0.00%, 02/20/2032
(d)
200 116
Chemours Co/The
5.75%, 11/15/2028
(i)
22 22
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(i)
129 129
Solstice Advanced Materials Inc
5.63%, 09/30/2033
(i)
80 81
$ 697
Commercial Mortgage Backed Securities - 0 .56%
BPR Trust 2021-NRD
9.28%, 12/15/2038
(i)
20 20
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 5.62%
10.53%, 12/15/2038
(i)
140 137
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
BPR Trust 2022-SSP
6.66%, 05/15/2039
(i)
245 245
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.00%
BX Trust 2025-VLT6
5.10%, 03/15/2042
(i)
295 294
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
BX Trust 2025-VLT7
5.36%, 07/15/2044
(i)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.70%
5.66%, 07/15/2044
(i)
100 100
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.00%
Citigroup Commercial Mortgage Trust 2014-GC21
4.71%, 05/10/2047
(i),(n)
135 127
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(i)
104 101
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(i)
1,055 849
DC Commercial Mortgage Trust 2023-DC
7.14%, 09/12/2040
(i),(n)
110 114
Extended Stay America Trust 2026-ESH2
6.56%, 02/15/2043
(i)
35 35
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.90%
LEX 2024-BBG Mortgage Trust
4.87%, 10/13/2033
(i),(n)
25 25
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044
(i),(n)
128 127

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Starwood Retail Property Trust 2014-STAR
0.00%, 11/15/2027
(d),(i)
$ 170 $ —
1.00 x Prime Rate + 0.00%
0.00%, 11/15/2027
(d),(i)
645 —
1.00 x Prime Rate + 0.00%
Wells Fargo Commercial Mortgage Trust 2016-C36
4.09%, 11/15/2059
(n)
100 85
WFRBS Commercial Mortgage Trust 2011-C3
0.00%, 03/15/2044
(d),(i),(n)
108 39
WFRBS Commercial Mortgage Trust 2011-C4
5.00%, 06/15/2044
(i),(n)
511 502
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 64 56
$ 2,956
Commercial Services - 0 .07%
Mobius Merger Sub Inc
9.00%, 06/01/2030
(i)
95 65
TriNet Group Inc
3.50%, 03/01/2029
(i)
53 47
United Rentals North America Inc
5.38%, 11/15/2033
(i)
162 163
6.13%, 03/15/2034
(i)
77 81
$ 356
Computers - 0 .12%
Conduent Business Services LLC / Conduent State
& Local Solutions Inc
6.00%, 11/01/2029
(i)
371 255
Leidos Inc
5.00%, 03/15/2036
(m)
159 159
5.40%, 03/15/2032 109 114
5.75%, 03/15/2033 60 64
NetApp Inc
5.70%, 03/17/2035 55 57
$ 649
Diversified Financial Services - 0 .30%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
5.38%, 12/15/2031 165 172
Aircastle Ltd
5.95%, 02/15/2029
(i)
55 58
6.50%, 07/18/2028
(i)
62 65
Aviation Capital Group LLC
4.25%, 04/30/2029
(i)
7 7
4.80%, 10/24/2030
(i)
95 96
4.88%, 01/28/2033
(i)
9 9
Avolon Holdings Funding Ltd
4.70%, 01/30/2031
(i)
60 60
4.85%, 04/01/2033
(i)
41 41
5.38%, 05/30/2030
(i)
45 46
BGC Group Inc
6.15%, 04/02/2030 45 47
Blue Owl Finance LLC
6.25%, 04/18/2034 137 137
Capital One Financial Corp
5.20%, 09/11/2036
(k)
65 65
Secured Overnight Financing Rate + 1.63%
Citadel LP
6.00%, 01/23/2030
(i)
35 37
6.38%, 01/23/2032
(i)
25 26
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(i)
31 30
8.38%, 04/01/2032
(i)
10 10
9.13%, 05/15/2031
(i)
20 21
Jefferies Financial Group Inc
6.20%, 04/14/2034 116 121
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(i)
35 36
5.20%, 03/27/2028
(i)
25 25
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Osaic Holdings Inc
6.75%, 08/01/2032
(i)
$ 61 $ 62
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 220 220
Synchrony Financial
4.95%, 02/25/2032
(k)
5 5
Secured Overnight Financing Rate + 1.53%
5.02%, 07/29/2029
(k)
80 81
Secured Overnight Financing Rate + 1.40%
5.45%, 03/06/2031
(k)
55 56
Secured Overnight Financing Rate + 1.68%
6.00%, 07/29/2036
(k)
30 31
Secured Overnight Financing Rate + 2.07%
$ 1,564
Electric - 0 .54%
Comision Federal de Electricidad
5.00%, 09/29/2036 187 176
Eastern European Electric Co BV
6.50%, 05/15/2030
(i)
EUR 200 249
6.50%, 05/15/2030 125 155
Energo - Pro as
6.45%, 04/15/2031 450 534
8.00%, 05/27/2030
(i)
375 470
Energuate Trust 2 0
6.35%, 09/15/2035
(i)
$ 250 255
Saavi Energia Sarl
8.88%, 02/10/2035
(i)
800 883
Vistra Operations Co LLC
4.70%, 01/31/2031
(i)
41 41
5.25%, 10/15/2035
(i)
25 25
5.35%, 01/31/2036
(i)
58 59
$ 2,847
Electronics - 0 .05%
Imola Merger Corp
4.75%, 05/15/2029
(i)
14 14
Sensata Technologies Inc
3.75%, 02/15/2031
(i)
130 122
TD SYNNEX Corp
5.30%, 10/10/2035 105 105
6.10%, 04/12/2034 29 31
$ 272
Energy - Alternate Sources - 0 .10%
FS Luxembourg Sarl
8.63%, 06/25/2033
(i)
200 197
8.63%, 06/25/2033 200 197
8.88%, 02/12/2031
(i)
150 157
$ 551
Engineering & Construction - 0 .47%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners Colombia SAS
7.88%, 02/03/2030
(i)
600 619
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(i)
375 387
7.50%, 06/04/2029 200 207
IHS Holding Ltd
7.88%, 05/29/2030
(i)
475 497
7.88%, 05/29/2030 200 209
IHS Netherlands Holdco BV
8.00%, 09/18/2027 292 293
Jacobs Solutions Inc
5.38%, 03/03/2036
(m)
50 50
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(i)
200 206
$ 2,468
Entertainment - 0 .02%
Discovery Global Holdings Inc
4.28%, 03/15/2032 135 124

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .02%
GFL Environmental Holdings US Inc
5.50%, 02/01/2034
(i)
$ 57 $ 57
GFL Environmental Inc
4.38%, 08/15/2029
(i)
45 44
$ 101
Food - 0 .15%
Grupo Nutresa SA
8.00%, 05/12/2030
(i)
525 566
JBS NV/JBS USA Foods Group Holdings Inc/JBS
USA Food Co Holdings
3.00%, 02/02/2029 35 34
5.50%, 01/15/2036 140 144
5.95%, 04/20/2035 55 58
$ 802
Healthcare - Products - 0 .08%
Abbott Laboratories
3.70%, 03/09/2029
(m)
315 315
Avantor Funding Inc
4.63%, 07/15/2028
(i)
25 25
Hologic Inc
3.25%, 02/15/2029
(i)
62 61
$ 401
Healthcare - Services - 0 .10%
HCA Inc
4.90%, 11/15/2035 5 5
5.60%, 04/01/2034 234 246
Molina Healthcare Inc
3.88%, 05/15/2032
(i)
111 98
4.38%, 06/15/2028
(i)
65 64
6.50%, 02/15/2031
(i)
112 112
$ 525
Home Builders - 0 .04%
Meritage Homes Corp
5.65%, 03/15/2035 148 153
Taylor Morrison Communities Inc
5.75%, 11/15/2032
(i)
60 62
$ 215
Home Equity Asset Backed Securities - 0 .03%
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055
(i),(n)
73 74
8.84%, 02/25/2055
(i),(n)
100 100
$ 174
Insurance - 0 .19%
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
6.50%, 10/01/2031
(i)
48 48
6.75%, 04/15/2028
(i)
22 22
7.00%, 01/15/2031
(i)
19 20
Arthur J Gallagher & Co
5.15%, 02/15/2035 17 17
Brown & Brown Inc
5.55%, 06/23/2035 25 26
Global Atlantic Fin Co
3.13%, 06/15/2031
(i)
85 77
Ryan Specialty LLC
5.88%, 08/01/2032
(i)
13 13
SBL Holdings Inc
6.50%, 11/13/2026
(i),(j),(k)
829 748
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.62%
Willis North America Inc
5.15%, 03/15/2036 21 21
$ 992
Internet - 0 .52%
Alphabet Inc
4.80%, 02/15/2036 169 172
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
AppLovin Corp
5.13%, 12/01/2029 $ 37 $ 38
5.50%, 12/01/2034 210 214
Beignet Investor LLC
6.58%, 05/30/2049
(i)
455 483
Getty Images Inc
11.25%, 02/21/2030
(i)
1,110 982
14.00%, 03/01/2028
(i)
584 539
Go Daddy Operating Co LLC / GD Finance Co Inc
5.25%, 12/01/2027
(i)
60 60
Meta Platforms Inc
5.63%, 11/15/2055 202 198
Uber Technologies Inc
4.80%, 09/15/2035 45 45
$ 2,731
Investment Companies - 0 .05%
Antares Holdings LP
2.75%, 01/15/2027
(i)
254 249
Iron & Steel - 0 .12%
Commercial Metals Co
5.75%, 11/15/2033
(i)
43 44
6.00%, 12/15/2035
(i)
49 50
Samarco Mineracao SA
4.00%, PIK 5.00%; 06/30/2031
(n),(o)
463 465
Steel Dynamics Inc
5.25%, 05/15/2035 85 87
$ 646
Leisure Products & Services - 0 .06%
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032
(i)
56 52
Royal Caribbean Cruises Ltd
4.75%, 05/15/2033 101 102
5.25%, 02/27/2038 76 76
5.38%, 01/15/2036 22 22
5.63%, 09/30/2031
(i)
65 67
$ 319
Lodging - 0 .04%
Hilton Domestic Operating Co Inc
5.50%, 03/31/2034
(i)
49 49
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(i)
30 31
Marriott International Inc/MD
5.10%, 05/01/2038 80 79
5.50%, 04/15/2037 59 61
$ 220
Media - 0 .28%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(i)
90 90
Charter Communications Operating LLC / Charter
Communications Operating Capital
6.38%, 10/23/2035 30 31
6.55%, 06/01/2034 65 69
6.65%, 02/01/2034 30 32
CSC Holdings LLC
4.63%, 12/01/2030
(i)
235 87
5.38%, 02/01/2028
(i)
200 144
Directv Financing LLC
8.88%, 02/01/2030
(i)
25 25
8.88%, 02/01/2030
(i)
90 90
Directv Financing LLC / Directv Financing Co-
Obligor Inc
10.00%, 02/15/2031
(i)
66 68
Discovery Communications LLC
3.63%, 05/15/2030 5 5
6.35%, 06/01/2040 35 29
DISH DBS Corp
5.25%, 12/01/2026
(i)
415 403

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Paramount Global
4.20%, 05/19/2032 $ 32 $ 28
4.95%, 01/15/2031 10 9
7.88%, 07/30/2030 26 27
TEGNA Inc
5.00%, 09/15/2029 317 317
Time Warner Cable LLC
6.55%, 05/01/2037 30 31
$ 1,485
Mining - 0 .68%
Glencore Funding LLC
6.50%, 10/06/2033
(i)
412 459
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(i)
975 1,014
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(i)
475 500
10.88%, 09/17/2029 400 428
WE Soda Investments Holding PLC
9.38%, 02/14/2031 450 462
9.50%, 10/06/2028 200 206
9.50%, 10/06/2028
(i)
525 542
$ 3,611
Miscellaneous Manufacturers - 0 .05%
Axon Enterprise Inc
6.13%, 03/15/2030
(i)
25 26
Entegris Inc
4.75%, 04/15/2029
(i)
61 61
Textron Financial Corp
5.65%, 02/15/2067
(i)
170 154
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 241
Mortgage Backed Securities - 0 .56%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 32 32
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 18 18
5.50%, 08/25/2034 16 16
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 14 15
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 19 19
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 15 16
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 17 15
Banc of America Mortgage 2005-A Trust
4.76%, 02/25/2035
(n)
6 6
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(i),(n)
140 119
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030
(i),(n)
89 89
CAFL 2026-R1 Issuer LLC
6.77%, 03/25/2036
(i),(n)
115 115
CHL Mortgage Pass-Through Trust 2004-HYB4
5.16%, 09/20/2034
(n)
10 9
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27
5.75%, 11/25/2033 17 18
DSLA Mortgage Loan Trust 2005-AR5
4.44%, 09/19/2045 83 44
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.77%
GITSIT Mortgage Loan Trust 2025-NPL2
5.42%, 12/25/2055
(i),(n)
114 114
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 23 23
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
IndyMac INDX Mortgage Loan Trust 2004-AR7
5.01%, 09/25/2034 $ 59 $ 48
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.33%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.63%, 08/25/2035
(n)
264 193
Lehman XS Trust Series 2006-2N
4.31%, 02/25/2046 44 40
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 11 11
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 8 8
6.00%, 06/25/2034 8 9
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 60 61
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
5.73%, 05/25/2036
(n)
1 1
MFA 2024-NPL1 Trust
6.33%, 09/25/2054
(i),(n)
83 84
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039
(i),(n)
105 105
NLT 2023-1 Trust
3.20%, 10/25/2062
(i),(n)
92 86
PRET 2025-NPL8 LLC
5.73%, 08/25/2055
(i),(n)
114 114
PRET 2026-NPL2 LLC
5.15%, 02/25/2056
(i),(n)
99 99
PRPM 2025-2 LLC
9.56%, 05/25/2030
(i),(n)
100 100
PRPM 2025-8 LLC
5.39%, 10/25/2030
(i),(n)
92 92
PRPM 2026-1 LLC
5.19%, 02/25/2031
(i),(n)
100 100
RCO IX Mortgage LLC 2025-2
6.51%, 04/25/2030
(i),(n)
124 124
RCO IX Mortgage LLC 2025-4
5.31%, 10/25/2030
(i),(n)
119 119
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030
(i),(n)
163 163
Redwood Funding Trust 2025-1
7.58%, 05/27/2055
(i),(n)
92 92
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039
(i),(n)
130 130
Structured Adjustable Rate Mortgage Loan Trust
4.10%, 07/25/2035 300 175
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.42%
Toorak Mortgage Trust 2024-RRTL1
6.60%, 02/25/2039
(i),(n)
223 224
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055
(i),(n)
88 89
$ 2,935
Oil & Gas - 1 .69%
Azule Energy Finance Plc
8.13%, 01/23/2030
(i)
575 583
8.25%, 01/22/2031
(i)
400 404
Chord Energy Corp
6.00%, 10/01/2030
(i)
76 78
6.75%, 03/15/2033
(i)
7 7
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
135 120
5.75%, 01/15/2031
(i)
320 332

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Energean Israel Finance Ltd
5.38%, 03/30/2028
(i)
$ 425 $ 420
5.38%, 03/30/2028
(i)
92 91
8.50%, 09/30/2033
(i)
590 622
Energean PLC
5.63%, 05/12/2031
(i)
EUR 225 268
Helmerich & Payne Inc
5.50%, 12/01/2034 $ 147 148
Kosmos Energy Ltd
7.50%, 03/01/2028 400 349
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
600 604
6.50%, 06/30/2027
(i)
25 25
OGX Austria GmbH
0.00%, 06/01/2018
(d),(i)
600 —
0.00%, 04/01/2022
(d),(g)
1,100 —
Permian Resources Operating LLC
8.00%, 04/15/2027
(i)
84 85
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d),(i)
175 55
0.00%, 05/16/2024
(d)
3,495 1,104
0.00%, 11/15/2026
(d)
675 215
Petroleos Mexicanos
5.95%, 01/28/2031 250 245
6.70%, 02/16/2032 500 501
6.84%, 01/23/2030 465 476
Puma International Financing SA
7.75%, 04/25/2029
(i)
525 544
SM Energy Co
6.75%, 08/01/2029
(i)
68 70
Sonangol Finance Ltd
10.00%, 01/29/2031
(i)
825 821
Sunoco LP
5.38%, 07/15/2031
(i),(m)
4 4
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 100 100
Uzbekneftegaz JSC
8.75%, 05/07/2030
(i)
475 519
Viper Energy Partners LLC
5.70%, 08/01/2035 129 134
$ 8,924
Oil & Gas Services - 0 .08%
Yinson Boronia Production BV
8.95%, 07/31/2042 389 428
Other Asset Backed Securities - 1 .87%
37 Capital Clo 4 Ltd
5.47%, 04/15/2035
(i)
255 255
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
AASET 2024-2 Ltd
5.93%, 09/16/2049
(i)
225 231
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(i)
17 16
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(i),(n)
675 551
Applebee's Funding LLC / IHOP Funding LLC
6.72%, 06/07/2055
(i)
220 223
7.82%, 03/05/2053
(i)
150 152
Bain Capital Credit CLO 2020-1 Ltd
5.47%, 04/18/2033
(i)
145 145
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
BHG Securitization Trust 2023-B
7.45%, 12/17/2036
(i)
66 69
Blackbird Capital Aircraft Lease Securitization Ltd
2016-1
4.21%, 12/16/2041
(i),(n)
9 9
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Carval Clo X-C Ltd
5.47%, 07/20/2037
(i)
$ 260 $ 261
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
CLIF Holdings LLC
6.72%, 12/20/2050
(i)
165 166
Clsec Holdings 22t LLC
6.17%, 05/11/2037
(i)
49 49
Compass Datacenters Issuer III LLC
5.29%, 07/25/2050
(i)
65 66
5.66%, 02/25/2050
(i)
65 66
DataBank Issuer II LLC
5.18%, 09/27/2055
(i)
115 115
EDI ABS Issuer 1 LLC
4.45%, 07/25/2055
(i)
65 64
EWC Master Issuer LLC
5.50%, 03/15/2052
(i)
97 96
Foundation Finance Trust 2025-1
5.26%, 04/15/2050
(i)
92 94
6.09%, 04/15/2050
(i)
92 94
Garnet CLO 2 Ltd
5.43%, 10/20/2038
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
Global SC Finance X Ltd
7.85%, 09/20/2045
(i)
104 105
Golub Capital Partners CLO 74 B Ltd
5.52%, 07/25/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Golub Capital Partners CLO 75B Ltd
5.62%, 07/25/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
GoodLeap Home Improvement Solutions Trust
2024-1
6.38%, 10/20/2046
(i)
81 84
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031
(i)
100 101
KKR CLO 22 Ltd
5.53%, 07/20/2031
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
Labrador Aviation Finance Ltd 2016-1A
4.30%, 01/15/2042
(i)
90 90
Lightpath Fiber Issuer LLC
5.60%, 03/25/2056
(i),(m)
70 71
Madison Park Funding LIII Ltd
5.42%, 04/21/2035
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Madison Park Funding LIX Ltd
5.92%, 04/18/2037
(i)
260 260
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.25%
Marlette Funding Trust 2023-4
8.15%, 12/15/2033
(i)
100 104
MetroNet Infrastructure Issuer LLC
7.83%, 08/20/2055
(i)
30 31
OCP Clo 2019-17 Ltd
5.67%, 07/20/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Octagon Investment Partners XXII Ltd
5.83%, 01/22/2030
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.16%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
OHA Credit Partners XI Ltd
5.87%, 04/20/2037
(i)
$ 250 $ 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.20%
OHA Loan Funding 2013-1 Ltd
6.02%, 04/23/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.35%
OnDeck Asset Securitization Trust IV LLC
8.99%, 06/17/2031
(i)
100 102
OWN Equipment Fund I LLC
5.70%, 12/20/2032
(i)
79 80
OWN Equipment Fund III LLC
6.49%, 03/27/2034
(i)
98 100
Palmer Square BDC CLO 1 Ltd
5.82%, 07/15/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.15%
Palmer Square CLO 2024-2 LTD
5.32%, 07/20/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.65%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(i)
259 250
5.27%, 12/06/2055
(i)
50 51
5.77%, 06/05/2054
(i)
74 75
Post CLO 2023-1 Ltd
4.97%, 10/20/2038
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
QTS Issuer ABS II LLC
5.78%, 10/05/2055
(i)
55 54
Regatta 35 Funding Ltd
4.96%, 10/15/2038
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Regional Management Issuance Trust 2025-2
5.36%, 11/16/2037
(i)
140 141
Rockford Tower 2024-2 Ltd
5.52%, 10/20/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.85%
Rockford Tower CLO 2018-1 Ltd
5.02%, 05/20/2031
(i)
21 21
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.36%
SEB Funding LLC
7.39%, 04/30/2054
(i)
70 72
SF Abs Issuer LLC
5.87%, 11/25/2055
(i)
185 183
Shentel Issuer LLC
5.64%, 12/20/2055
(i)
90 92
Silver Point CLO 12 Ltd
5.29%, 10/15/2038
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.31%
Sixth Street CLO XV Ltd
5.67%, 10/24/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.00%
Sixth Street CLO XXV Ltd
5.47%, 07/24/2037
(i)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.80%
Subway Funding LLC
6.03%, 07/30/2054
(i)
212 215
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051
(i)
84 72
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Sunrun Athena Issuer 2018-1 LLC
5.31%, 04/30/2049
(i)
$ 74 $ 72
Sunrun Demeter Issuer 2021-2 LLC
2.27%, 01/30/2057
(i)
78 71
Wellfleet CLO 2024-1 Ltd
5.72%, 07/18/2037
(i)
250 251
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 2.05%
Wingstop Funding LLC
5.86%, 12/05/2054
(i)
100 104
$ 9,841
Packaging & Containers - 0 .20%
Ball Corp
5.50%, 09/15/2033 181 186
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2030
(i)
858 846
$ 1,032
Pharmaceuticals - 0 .28%
AbbVie Inc
3.78%, 03/03/2028
(m)
315 316
Bausch Health Cos Inc
4.88%, 06/01/2028
(i)
105 98
Teva Pharmaceutical Finance Co LLC
6.15%, 02/01/2036 137 145
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/2030 EUR 120 146
7.38%, 09/15/2029 110 146
7.88%, 09/15/2031 100 142
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 634 487
$ 1,480
Pipelines - 0 .45%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 443 457
Golar LNG Ltd
7.50%, 10/02/2030
(i)
375 377
Southern Gas Corridor CJSC
6.88%, 03/24/2026 325 326
Targa Resources Corp
5.55%, 08/15/2035 115 119
6.13%, 03/15/2033 65 70
6.50%, 03/30/2034 187 207
Transportadora de Gas del Sur SA
8.50%, 07/24/2031 125 132
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(i)
4 4
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030
(i)
23 24
6.50%, 01/15/2034
(i)
168 177
6.50%, 06/15/2034
(i)
43 45
7.50%, 05/01/2033
(i)
190 211
7.75%, 05/01/2035
(i)
56 64
Western Midstream Operating LP
5.50%, 12/15/2035 34 34
6.15%, 04/01/2033 135 144
$ 2,391
Real Estate - 0 .41%
Aldar Properties PJSC
5.88%, 04/14/2056
(i),(k)
800 794
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.02%
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(d),(i)
109 4
0.00%, 01/31/2031
(d),(i)
58 2
0.00%, 01/31/2031
(d),(i)
14 —
China Evergrande Group
0.00%, 06/28/2025
(d)
200 2

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Kaisa Group Holdings Ltd
5.25%, PIK 6.25%; 12/28/2028
(i),(n),(o)
$ 57 $ 1
5.50%, PIK 6.00%; 12/28/2027
(i),(n),(o)
39 1
5.50%, PIK 6.50%; 12/28/2029
(i),(n),(o)
95 2
5.75%, PIK 6.75%; 12/28/2030
(i),(n),(o)
115 2
6.00%, PIK 7.00%; 12/28/2031
(i),(n),(o)
173 3
6.25%, PIK 7.25%; 12/28/2032
(i),(n),(o)
163 2
Kennedy-Wilson Inc
5.00%, 03/01/2031 813 788
Mobiliare Latam SA / Mobiliare Latam Mexico SA
de CV
6.75%, 11/10/2032
(i)
350 356
6.75%, 11/10/2032 200 203
Times China Holdings Ltd
0.00%, PIK 0.00%; 03/30/2029
(d),(i),(n),(o)
18 —
0.00%, PIK 0.00%; 09/30/2032
(d),(i),(n),(o)
66 1
Yuzhou Group Holdings Co Ltd
0.00%, PIK 4.00%; 06/30/2028
(h),(n),(o)
41 1
0.00%, PIK 4.50%; 06/30/2029
(h),(n),(o)
71 2
0.00%, PIK 5.00%; 06/30/2030
(h),(n),(o)
96 2
0.00%, PIK 5.50%; 06/30/2031
(h),(n),(o)
134 3
1.00%, PIK 1.00%; 06/30/2034
(h),(n),(o)
40 —
6.00%, PIK 7.00%; 06/30/2027
(h),(n),(o)
49 4
$ 2,173
Regional Authority - 0 .26%
Province of Santa Fe
8.10%, 12/11/2034
(i)
375 367
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(n)
712 563
Provincia de Cordoba
8.60%, 02/03/2035
(i)
450 438
$ 1,368
REITs - 0 .18%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(i)
678 675
Emirates Reit Sukuk III Ltd
7.50%, 12/12/2028
(n)
200 203
Iron Mountain Inc
4.50%, 02/15/2031
(i)
32 31
5.25%, 07/15/2030
(i)
30 30
$ 939
Retail - 0 .10%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(i)
5 5
4.00%, 10/15/2030
(i)
325 312
Global Auto Holdings Ltd/AAG FH UK Ltd
11.50%, 08/15/2029
(i)
200 204
$ 521
Semiconductors - 0 .05%
Broadcom Inc
3.14%, 11/15/2035
(i)
310 271
Software - 0 .21%
Fair Isaac Corp
6.00%, 05/15/2033
(i)
136 138
MSCI Inc
5.25%, 09/01/2035 61 61
Open Text Corp
3.88%, 12/01/2029
(i)
80 72
Oracle Corp
3.95%, 03/25/2051 5 3
5.20%, 09/26/2035 245 237
5.70%, 02/04/2036 57 57
5.95%, 09/26/2055 134 118
6.00%, 08/03/2055 10 9
6.70%, 02/04/2056 125 121
6.85%, 02/04/2066 133 127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Synopsys Inc
5.15%, 04/01/2035 $ 44 $ 45
5.70%, 04/01/2055 95 95
$ 1,083
Sovereign - 13 .21%
Angolan Government International Bond
8.00%, 11/26/2029 400 399
8.25%, 05/09/2028 275 279
Argentine Republic Government International Bond
4.12%, 07/09/2035
(n)
725 547
Bahamas Government International Bond
8.25%, 06/24/2036
(i)
200 224
8.25%, 06/24/2036 200 224
Benin Government International Bond
7.96%, 02/13/2038 400 421
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 4,283 816
9.76%, 01/01/2031 1,825 319
9.76%, 01/01/2035 10,560 1,725
Canadian Treasury Bill
2.17%, 03/25/2026 CAD 4,500 3,294
Chile Government International Bond
3.10%, 01/22/2061 $ 200 129
3.25%, 09/21/2071 200 129
Colombia Government International Bond
7.38%, 09/18/2037 201 204
Colombian TES
11.00%, 08/22/2029 COP 3,355,900 819
13.25%, 02/09/2033 4,470,100 1,154
Ecuador Government International Bond
0.00%, 07/31/2030
(d)
$ 158 132
6.90%, 07/31/2035
(n)
296 268
8.75%, 01/29/2034
(i)
675 679
Egypt Government Bond
22.42%, 01/06/2028 EGP 11,700 245
24.46%, 10/01/2027 17,300 365
25.32%, 08/13/2027 16,000 339
Egypt Government International Bond
5.80%, 09/30/2027 $ 200 200
Egypt Treasury Bills
20.25%, 10/27/2026
(p)
EGP 14,500 262
21.07%, 09/08/2026
(p)
10,500 195
21.32%, 08/25/2026
(p)
9,300 174
23.33%, 03/17/2026
(p)
9,900 204
23.40%, 05/19/2026
(p)
37,400 742
Ghana Government International Bond
0.00%, 01/03/2030
(d),(i)
$ 283 246
0.00%, 01/03/2030
(d)
470 408
5.00%, 07/03/2029
(i),(n)
678 665
Hungary Government Bond
4.50%, 03/23/2028 HUF 432,400 1,318
Hungary Government International Bond
6.75%, 09/23/2055 $ 775 834
Israel Government International Bond
5.00%, 01/13/2036 600 598
5.88%, 01/13/2056 550 546
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 325 376
4.88%, 01/30/2032
(i)
475 549
5.88%, 10/17/2031 275 331
6.75%, 02/25/2041
(i)
$ 600 572
Japan Treasury Discount Bill
0.54%, 04/10/2026
(p)
JPY 581,700 3,722
0.74%, 04/20/2026
(p)
152,500 976
0.76%, 07/10/2026
(p)
674,500 4,307
0.83%, 07/21/2026
(p)
1,930,000 12,319
0.94%, 12/21/2026
(p)
231,000 1,468

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Kyrgyz Republic International Bond
7.75%, 06/03/2030
(i)
$ 200 $ 209
Lebanon Government International Bond
0.00%, 03/09/2020
(d)
125 37
0.00%, 04/12/2021
(d)
125 37
0.00%, 10/04/2022
(d)
462 135
0.00%, 04/22/2024
(d)
50 15
0.00%, 11/04/2024
(d)
50 15
0.00%, 06/12/2025
(d)
225 66
0.00%, 03/20/2028
(d)
750 220
0.00%, 11/03/2028
(d)
125 37
0.00%, 05/25/2029
(d)
75 22
0.00%, 04/22/2031
(d)
100 29
0.00%, 11/20/2031
(d)
100 30
0.00%, 05/17/2033
(d)
625 186
0.00%, 11/02/2035
(d)
125 37
Malaysia Government Bond
3.48%, 07/02/2035 MYR 195 50
3.52%, 04/20/2028 349 91
3.58%, 07/15/2032 5,300 1,373
4.05%, 04/18/2039 1,517 401
Mexican Bonos
7.75%, 11/13/2042 MXN 20,700 1,060
8.00%, 07/31/2053 6,190 318
8.50%, 11/18/2038 23,500 1,316
Mexico Government International Bond
6.13%, 02/09/2038 $ 200 203
Nigeria Government International Bond
6.13%, 09/28/2028 250 252
6.50%, 11/28/2027 200 203
7.14%, 02/23/2030 600 618
Pakistan Government International Bond
6.88%, 12/05/2027 200 202
7.38%, 04/08/2031 800 792
Peru Government Bond
7.60%, 08/12/2039
(i)
PEN 1,250 405
Peruvian Government International Bond
6.85%, 08/12/2035
(i)
3,925 1,252
6.90%, 08/12/2037 2,880 898
Republic of Cameroon International Bond
8.88%, 01/30/2033 $ 475 456
Republic of Kenya Government International Bond
7.88%, 02/26/2034
(i)
575 566
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 5,054 1,330
Republic of Poland Government International Bond
5.50%, 03/18/2054 $ 192 188
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 37,275 2,364
9.00%, 01/31/2040 8,409 550
Republic of South Africa Government International
Bond
6.13%, 12/11/2037
(i)
$ 725 716
7.25%, 12/11/2055
(i)
200 200
Republic of Uzbekistan International Bond
3.70%, 11/25/2030 200 189
3.90%, 10/19/2031 230 216
5.10%, 02/25/2029 EUR 100 122
Romania Government Bond
6.70%, 02/25/2032 RON 3,750 891
6.85%, 07/29/2030 5,200 1,242
Romanian Government International Bond
5.63%, 05/30/2037 EUR 550 661
6.50%, 10/07/2045
(i)
225 277
6.75%, 07/11/2039 1,025 1,314
7.63%, 01/17/2053 $ 46 53
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Turkiye Government Bond
30.08%, 09/12/2029 TRY 32,550 $ 727
36.10%, 08/12/2026 8,430 195
36.78%, 10/13/2027 9,396 222
Turkiye Government International Bond
5.15%, 03/10/2034 EUR 125 149
Ukraine Government International Bond
4.00%, 02/01/2032
(i),(n)
$ 344 268
4.00%, 02/01/2032
(n)
240 187
4.50%, 02/01/2034
(i),(n)
169 105
4.50%, 02/01/2034
(n)
1,441 895
Uruguay Government International Bond
8.00%, 10/29/2035 UYU 3,344 91
8.50%, 03/15/2028 2,722 74
9.75%, 07/20/2033 3,375 100
Venezuela Government International Bond
0.00%, 05/07/2023
(d)
$ 1,075 433
Zambia Government International Bond
5.75%, 06/30/2033
(n)
636 619
$ 69,632
Student Loan Asset Backed Securities - 0 .19%
College Ave Student Loans 2021-A LLC
4.12%, 07/25/2051
(i)
41 40
Navient Private Education Refi Loan Trust 2018-A
3.68%, 02/18/2042
(i)
51 50
Navient Private Education Refi Loan Trust 2018-C
4.22%, 06/16/2042
(i)
216 215
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(i)
100 88
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(i)
100 92
SLM Private Credit Student Loan Trust 2003-A
3.95%, 06/15/2032 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
7.05%, 03/15/2033 200 200
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(i)
1 1
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(i)
100 99
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(i)
160 146
$ 981
Supranational Bank - 0 .20%
Africa Finance Corp
7.50%, 01/21/2030
(i),(j),(k)
450 460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 600 599
$ 1,059
Telecommunications - 0 .98%
AT&T Inc
5.13%, 04/30/2036 93 94
Axian Telecom Holding & Management PLC
7.25%, 07/11/2030
(i)
275 280
7.25%, 07/11/2030 200 204
Black Pearl Compute LLC
6.13%, 02/15/2031
(i)
36 37
Cipher Compute LLC
7.13%, 11/15/2030
(i)
25 26
Digicel International Finance Ltd / Difl US LLC
8.63%, 08/01/2032
(i)
700 727
EchoStar Corp
10.75%, 11/30/2029 1,443 1,576
Flash Compute LLC
7.25%, 12/31/2030
(i)
111 114

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Frontier Communications Holdings LLC
5.88%, 11/01/2029 $ 190 $ 192
6.00%, 01/15/2030
(i)
374 378
Telecom Argentina SA
9.50%, 07/18/2031 150 160
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(i)
250 255
T-Mobile USA Inc
5.00%, 02/15/2036 217 218
Veon Midco BV
3.38%, 11/25/2027 850 817
WULF Compute LLC
7.75%, 10/15/2030
(i)
75 79
$ 5,157
Transportation - 0 .30%
Transnet/South Africa
8.25%, 02/06/2028 900 948
Yinson Bergenia Production BV
8.50%, 01/31/2045
(i)
197 210
8.50%, 01/31/2045 395 419
$ 1,577
Trucking & Leasing - 0 .04%
SMBC Aviation Capital Finance DAC
5.10%, 04/01/2030
(i)
200 206
TOTAL BONDS $ 153,054
CONVERTIBLE BONDS - 0 .46%
Principal
Amount (000's) Value (000's)
Biotechnology - 0 .01%
Arrowhead Pharmaceuticals Inc
0.00%, 01/15/2032
(d)
$ 14 $ 15
Halozyme Therapeutics Inc
0.88%, 11/15/2032
(i)
13 13
Ligand Pharmaceuticals Inc
0.75%, 10/01/2030
(i)
9 11
$ 39
Chemicals - 0 .15%
Sasol Financing USA LLC
4.50%, 11/08/2027 800 774
Computers - 0 .02%
Lumentum Holdings Inc
0.38%, 03/15/2032
(i)
7 27
Rubrik Inc
0.00%, 06/15/2030
(d),(i)
24 21
Seagate HDD Cayman
3.50%, 06/01/2028 6 30
$ 78
Electric - 0 .01%
Evergy Inc
4.50%, 12/15/2027 11 15
FirstEnergy Corp
3.88%, 01/15/2031
(i)
21 24
Pinnacle West Capital Corp
4.75%, 06/15/2027 18 21
$ 60
Electronics - 0 .01%
Advanced Energy Industries Inc
2.50%, 09/15/2028 13 32
Itron Inc
1.38%, 07/15/2030 21 22
$ 54
Engineering & Construction - 0 .01%
Fluor Corp
1.13%, 08/15/2029 18 24
Granite Construction Inc
3.75%, 05/15/2028 8 23
$ 47
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .00%
Tetra Tech Inc
2.25%, 08/15/2028 $ 11 $ 13
Food - 0 .00%
Post Holdings Inc
2.50%, 08/15/2027 13 15
Gas - 0 .00%
UGI Corp
5.00%, 06/01/2028 12 17
Healthcare - Products - 0 .07%
Exact Sciences Corp
2.00%, 03/01/2030
(i)
278 389
Internet - 0 .01%
DoorDash Inc
0.00%, 05/15/2030
(d),(i)
23 22
Lyft Inc
0.00%, 09/15/2030
(d),(i)
18 18
Uber Technologies Inc
0.88%, 12/01/2028 22 27
$ 67
Investment Companies - 0 .00%
IREN Ltd
1.00%, 06/01/2033
(i)
19 19
Leisure Products & Services - 0 .01%
NCL Corp Ltd
0.88%, 04/15/2030
(i)
19 23
Machinery - Construction & Mining - 0 .00%
Bloom Energy Corp
0.00%, 11/15/2030
(d),(i)
15 18
Mining - 0 .00%
B2Gold Corp
2.75%, 02/01/2030
(i)
8 16
Oil & Gas - 0 .04%
Kosmos Energy Ltd
3.13%, 03/15/2030 275 184
Pharmaceuticals - 0 .00%
Zoetis Inc
0.25%, 06/15/2029
(i)
10 10
Real Estate - 0 .01%
Compass Inc
0.25%, 04/15/2031
(i)
18 17
Kaisa Group Holdings Ltd
0.00%, 12/31/2026
(d),(i)
34 —
0.00%, 12/31/2027
(d),(i)
42 —
0.00%, 12/31/2028
(d),(i)
68 —
0.00%, 12/31/2029
(d),(i)
68 —
0.00%, 12/31/2030
(d),(i)
85 —
0.00%, 12/31/2031
(d),(i)
85 —
0.00%, 12/31/2032
(d),(i)
160 1
Sunac China Holdings Ltd
0.00%, 06/23/2026
(d),(i)
100 17
0.00%, 06/23/2028
(d),(i)
74 20
Times China Holdings Ltd
0.00%, 03/30/2027
(d),(i)
16 —
0.00%, 03/30/2027
(d),(i)
81 1
$ 56
Retail - 0 .01%
Burlington Stores Inc
1.25%, 12/15/2027 18 28
Freshpet Inc
3.00%, 04/01/2028 6 8
$ 36
Semiconductors - 0 .01%
Microchip Technology Inc
0.00%, 02/15/2030
(d),(i)
7 7

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Nova Ltd
0.00%, 09/15/2030
(d),(i)
$ 18 $ 28
$ 35
Software - 0 .05%
Cloudflare Inc
0.00%, 06/15/2030
(d),(i)
12 12
Dye & Durham Ltd
3.75%, 03/01/2026
(i)
CAD 269 186
Guidewire Software Inc
1.25%, 11/01/2029 $ 14 14
Nutanix Inc
0.50%, 12/15/2029 16 15
Snowflake Inc
0.00%, 10/01/2029
(d)
19 25
$ 252
Telecommunications - 0 .04%
EchoStar Corp
3.88%, PIK 3.88%; 11/30/2030
(n),(o)
49 173
InterDigital Inc
3.50%, 06/01/2027 6 29
$ 202
TOTAL CONVERTIBLE BONDS $ 2,404
SENIOR FLOATING RATE INTERESTS
- 0 .56%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .01%
TransDigm Inc ; TERM N
6.16%, 02/10/2033 29 29
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Automobile Manufacturers - 0 .01%
Allison Transmission Inc ; Term Loan B
5.41%, 11/05/2032 81 81
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Automobile Parts & Equipment - 0 .00%
First Brands Group LLC ; Term Loan B
0.00%, 03/30/2027
(d)
15 —
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
0.00%, 03/30/2027
(d)
22 —
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC ; DIP PIK TERM
0.00%, PIK 13.67%; 06/29/2026
(o)
15 3
CME Term Secured Overnight Financing
Rate 1 Month + 1.55%
0.00%, PIK 10.67%; 06/29/2026
(o)
42 —
CME Term Secured Overnight Financing
Rate 1 Month + 9.00%
$ 3
Biotechnology - 0 .04%
BioMarin Pharmaceutical Inc
0.00%, 01/28/2033
(q)
206 205
Chemicals - 0 .02%
Solstice Advanced Materials Inc ; Term Loan B
5.42%, 10/29/2032 93 93
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Commercial Services - 0 .04%
Trans Union LLC ; Term Loan B8
5.42%, 06/24/2031 188 186
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc ; Term Loan B
5.18%, 02/14/2031 $ 25 $ 25
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
$ 211
Computers - 0 .01%
CACI International Inc
0.00%, 02/25/2033
(q)
42 42
Electric - 0 .05%
NRG Energy Inc ; Term Loan B
5.42%-5.52%, 04/16/2031 242 243
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%, CME Term Secured
Overnight Financing Rate 3 Month + 1.75%
Engineering & Construction - 0 .03%
Asplundh Tree Expert LLC ; Term Loan B
5.42%, 05/23/2031 155 155
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Entertainment - 0 .05%
DraftKings Crown Holdings Inc
5.42%, 03/04/2032 50 50
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Flutter Financing BV ; Term Loan B
5.67%, 06/04/2032 100 98
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.88%, 11/30/2030 88 86
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Light & Wonder International Inc ; Term Loan B3
5.68%, 04/16/2029 6 6
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 240
Environmental Control - 0 .01%
Clean Harbors Inc ; Term Loan B
5.17%, 09/24/2032 80 81
CME Term Secured Overnight Financing
Rate 1 Month + 1.50%
Food Service - 0 .02%
Aramark Services Inc ; Term Loan B9
5.42%, 04/06/2028 15 15
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Aramark Services Inc ; TERM B10
5.42%, 06/22/2030 103 103
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 118
Healthcare - Products - 0 .01%
Bausch + Lomb Corp ; Term Loan B
7.42%, 01/15/2031 49 50
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Healthcare - Services - 0 .03%
DaVita Inc ; Term Loan B2
5.42%, 05/09/2031 186 187
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Insurance - 0 .06%
Ardonagh Group Finco Pty Ltd ; Term Loan B
6.37%-6.42%, 02/15/2031 241 236
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%, CME Term Secured
Overnight Financing Rate 6 Month + 2.75%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
CRC Insurance Group LLC ; Term Loan B
6.42%, 05/06/2031 $ 46 $ 45
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Ryan Specialty LLC ; Term Loan B
5.67%, 09/13/2031 28 28
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 309
Machinery - Construction & Mining - 0 .03%
Terex Corp ; Term Loan
5.42%, 10/08/2031 180 180
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc ; Term Loan B
0.00%, 02/11/2033
(q)
118 118
CME Term Secured Overnight Financing
Rate 1 Month + 1.63%
Mining - 0 .03%
Novelis Holdings Inc ; Term Loan B
5.42%, 02/25/2032 154 154
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Software - 0 .09%
Darktrace Finco US LLC ; Term Loan B
6.90%, 10/09/2031 28 26
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Dayforce Bidco LLC ; Term Loan B
6.66%, 02/04/2033 258 237
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Open Text Corp ; Term Loan B
5.42%, 01/31/2030 212 206
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 469
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,968
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2 .02%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1 .46%
0.63%, 05/15/2030 $ 3,895 $ 3,464
4.50%, 03/31/2026
(r)
1,625 1,626
4.88%, 05/31/2026 2,615 2,622
$ 7,712
U.S. Treasury Bill - 0 .56%
3.60%, 05/07/2026
(p)
2,986 2,966
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 10,678
TOTAL PURCHASED OPTIONS - 0.02% $ 106
Total Investments $ 499,018
Other Assets and Liabilities -  5.36% 28,244
TOTAL NET ASSETS - 100.00% $ 527,262
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
(b) 1-day yield shown is as of period end.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $53,687 or 10.18% of net assets.
(f) Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled
$14,759 or 2.80% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $58,279 or 11.05% of net assets.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $3,126 or 0.59% of net assets.
(m) Security purchased on a when-issued basis.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate shown is the discount rate of the original purchase.
(q) This Senior Floating Rate Note will settle after February 28, 2026, at which time the interest rate will be determined.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,566 or 0.30% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 76,101 $ 308,781 $ 277,488 $ 107,394
$ 76,101 $ 308,781 $ 277,488 $ 107,394
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 1,622 $ — $ — $ —
$ 1,622 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ — 0.00%
Yuzhou Group Holdings Co Ltd   6.00%, PIK 7.00%, 06/30/2027 08/29/2025 14 4 0.00%
Yuzhou Group Holdings Co Ltd   0.00%, PIK 4.50%, 06/30/2029 08/29/2025 9 2 0.00%
Yuzhou Group Holdings Co Ltd   0.00%, PIK 4.00%, 06/30/2028 08/29/2025 7 1 0.00%
Yuzhou Group Holdings Co Ltd   0.00%, PIK 5.00%, 06/30/2030 08/29/2025 10 2 0.00%
Yuzhou Group Holdings Co Ltd   0.00%, PIK 5.50%, 06/30/2031 08/29/2025 11 3 0.00%
Yuzhou Group Holdings Co Ltd   1.00%, PIK 1.00%, 06/30/2034 08/29/2025 1 — 0.00%
Total $ 12 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums Paid Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - Aptiv PLC N/A 36 $ 4 $ 70 .00 05/15/2026 $ 6 $ 13 $ 7
Put - Aptiv PLC N/A 234 23 $ 70 .00 03/20/2026 35 27 (8)
Put - Barrick Mining Corp N/A 146 15 $ 35 .00 03/20/2026 5 — (5)
Put - CSX Corp N/A 610 61 $ 30 .00 03/20/2026 12 — (12)
Put - FedEx Corp N/A 11 1 $ 240 .00 04/17/2026 2 — (2)
Put - Honeywell International Inc N/A 61 6 $ 180 .00 03/20/2026 17 — (17)
Put - Honeywell International Inc N/A 61 6 $ 200 .00 03/20/2026 6 1 (5)
Put - Kenvue Inc N/A 383 38 $ 14 .00 03/20/2026 5 — (5)
Put - Kenvue Inc N/A 383 38 $ 15 .00 03/20/2026 10 — (10)
Put - Keurig Dr Pepper Inc N/A 589 59 $ 24 .00 04/17/2026 14 4 (10)
Put - Keurig Dr Pepper Inc N/A 123 12 $ 23 .00 03/20/2026 2 — (2)
Put - Kraft Heinz Co/The N/A 142 14 $ 17 .50 03/20/2026 1 — (1)
Put - L3Harris Technologies Inc N/A 10 1 $ 300 .00 04/17/2026 3 2 (1)
Put - L3Harris Technologies Inc N/A 9 1 $ 310 .00 03/20/2026 3 1 (2)
Put - L3Harris Technologies Inc N/A 20 2 $ 290 .00 03/20/2026 5 1 (4)
Put - State Street SPDR S&P 500 ETF
Trust
N/A 40 4 $ 665 .00 03/20/2026 34 22 (12)
Call - US 10 Year Treasury Note Future;
April 2026
N/A 47 47 $ 113 .50 03/27/2026 23 34 11
Call - US 10 Year Treasury Note Future;
April 2026
N/A 47 47 $ 122 .00 03/27/2026 1 1 —
Total $ 184 $ 106 $ (78)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Aptiv PLC N/A 36 $ 4 $ 77 .50 05/15/2026 $ (37) $ (14) $ 23
Call - Aptiv PLC N/A 234 23 $ 77 .50 03/20/2026 (183) (25) 158
Call - Bristol-Myers Squibb Co N/A 2 — $ 65 .00 04/17/2026 — — —
Call - Comcast Corp N/A 7 1 $ 34 .00 04/17/2026 — — —
Call - DigitalBridge Group Inc N/A 624 62 $ 16 .00 04/17/2026 (5) (1) 4
Call - DigitalBridge Group Inc N/A 12 1 $ 16 .00 06/18/2026 — — —
Call - Electronic Arts Inc N/A 6 1 $ 210 .00 03/20/2026 — — —
Call - Electronic Arts Inc N/A 2 — $ 210 .00 06/18/2026 — — —
Call - FedEx Corp N/A 11 1 $ 280 .00 04/17/2026 (39) (119) (80)
Call - Honeywell International Inc N/A 61 6 $ 230 .00 03/20/2026 (28) (96) (68)
Call - Kenvue Inc N/A 766 77 $ 17 .00 03/20/2026 (64) (167) (103)
Call - Keurig Dr Pepper Inc N/A 589 59 $ 27 .00 04/17/2026 (161) (208) (47)
Call - Keurig Dr Pepper Inc N/A 123 12 $ 26 .00 03/20/2026 (17) (54) (37)
Call - Kinross Gold Corp N/A 1 — $ 41 .00 04/17/2026 — — —
Call - Kraft Heinz Co/The N/A 142 14 $ 22 .50 03/20/2026 (16) (30) (14)
Call - L3Harris Technologies Inc N/A 9 1 $ 340 .00 03/20/2026 (13) (25) (12)
Call - L3Harris Technologies Inc N/A 20 2 $ 320 .00 03/20/2026 (57) (92) (35)
Call - L3Harris Technologies Inc N/A 10 1 $ 330 .00 04/17/2026 (21) (41) (20)
Call - Merck & Co Inc N/A 1 — $ 130 .00 04/17/2026 — — —
Call - Morgan Stanley N/A 1 — $ 195 .00 04/17/2026 — — —
Call - State Street SPDR S&P 500 ETF
Trust
N/A 22 2 $ 702 .00 03/20/2026 (13) (6) 7
Call - United Parcel Service Inc N/A 1 — $ 125 .00 04/17/2026 — — —
Call - Warner Bros Discovery Inc N/A 132 13 $ 29 .00 03/20/2026 (16) (4) 12
Call - Warner Bros Discovery Inc N/A 71 7 $ 30 .00 04/17/2026 (5) (2) 3
Call - Warner Bros Discovery Inc N/A 383 38 $ 29 .00 04/17/2026 (45) (18) 27
Call - Warner Bros Discovery Inc N/A 122 12 $ 25 .00 04/17/2026 (34) (42) (8)
Call - Warner Bros Discovery Inc N/A 11 1 $ 28 .00 04/17/2026 (2) (1) 1
Call - Warner Bros Discovery Inc N/A 285 29 $ 30 .00 03/20/2026 (46) (4) 42
Call - Warner Bros Discovery Inc N/A 348 35 $ 28 .00 03/20/2026 (53) (28) 25

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Premiums
Received Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Warner Bros Discovery Inc N/A 47 $ 5 $ 26 .00 03/20/2026 $ (12) $ (11) $ 1
Call - Warner Bros Discovery Inc N/A 95 10 $ 27 .00 03/20/2026 (24) (15) 9
Put - State Street SPDR S&P 500 ETF
Trust
N/A 29 3 $ 625 .00 03/20/2026 (9) (4) 5
Call - US 10 Year Treasury Note Future;
April 2026
N/A 94 94 $ 114 .25 03/27/2026 (24) (40) (16)
Call - US 5 Year Treasury Note Future;
April 2026
N/A 138 138 $ 110 .50 03/27/2026 (21) (40) (19)
Total $ (945) $ (1,087) $ (142)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
1 Month Secured Overnight Financing Rate; July 2026 Short 3 $ 1,206 $ —
3 Month Secured Overnight Financing Rate; December 2026 Short 65 15,754 (16)
3 Month Secured Overnight Financing Rate; June 2027 Long 35 8,493 10
3 Month Sterling Overnight Index Average; December 2026 Long 68 22,177 15
3 Month Sterling Overnight Index Average; June 2027 Long 16 5,216 12
3 Month Swiss Average Rate Overnight; December 2026 Long 9 2,931 1
ASX 90 Day Bank Bill; December 2026 Short 8 5,633 7
ASX 90 Day Bank Bill; March 2027 Short 2 1,408 —
AUD/USD; March 2026 Long 3 213 2
Australia 10 Year Bond; March 2026 Short 81 6,374 (58)
Australia 3 Year Bond; March 2026 Short 82 6,125 (13)
Brazilian Real; April 2026 Long 1 19 —
Brent Crude; December 2026
(a)
Long 4 275 9
Brent Crude; July 2026
(a)
Long 5 358 12
Brent Crude; June 2026
(a)
Long 4 289 25
Brent Crude; May 2026
(a)
Long 26 1,894 118
Brent Financial Last Day; May 2026
(a)
Long 3 219 6
CAC40 Index; March 2026 Long 24 2,437 31
Canada 10 Year Bond; June 2026 Long 87 7,834 33
Canada 2 Year Bond; June 2026 Long 24 1,865 1
Canadian Dollars; March 2026 Short 1 73 —
Canola; July 2026
(a)
Long 4 41 —
Canola; May 2026
(a)
Long 8 81 —
CBOE VIX; April 2026 Long 3 63 (1)
CME Micro Ether; March 2026
(a)
Short 18 3 —
Cocoa; July 2026
(a)
Short 1 29 13
Cocoa; May 2026
(a)
Short 2 55 26
Cocoa; May 2026
(a)
Long 1 28 (1)
Cocoa; September 2026
(a)
Short 2 58 12
Coffee 'C'; July 2026
(a)
Short 3 310 13
Coffee 'C'; May 2026
(a)
Short 1 105 5
Copper; July 2026
(a)
Long 1 153 5
Corn; December 2026
(a)
Short 15 352 (3)
Corn; July 2026
(a)
Short 15 342 3
Corn; May 2026
(a)
Short 41 920 (22)
Corn; September 2026
(a)
Short 15 342 (8)
Cotton No.2; July 2026
(a)
Short 3 101 (1)
Cotton No.2; May 2026
(a)
Short 16 524 (9)
Crude Palm Oil; April 2026
(a)
Short 3 78 —
Crude Palm Oil; July 2026
(a)
Long 1 26 —
Crude Palm Oil; June 2026
(a)
Short 2 52 —
Crude Palm Oil; May 2026
(a)
Short 7 182 —
DAX Index; March 2026 Long 5 3,743 32
DJ Euro Stoxx 50; March 2026 Long 53 3,853 110
Dollar Index; March 2026 Short 6 585 5
Dollar Index; March 2026 Long 1 98 —
Dubai 1st Line; April 2026
(a)
Long 1 71 4
ECX Emission; December 2026
(a)
Short 2 166 1
ECX Emission; December 2027
(a)
Short 1 85 2
E-Mini Crude Oil; April 2026
(a)
Long 2 67 3
E-Mini DJIA Index; March 2026 Long 13 3,185 (28)
eMini MSCI EAFE; March 2026 Long 11 1,741 84
eMini MSCI Emerging Markets; March 2026 Long 10 802 97
E-Mini Natural Gas; April 2026
(a)
Short 2 14 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
EUR/USD; March 2026 Long 4 $ 591 $ (6)
Euribor; December 2026 Long 16 4,633 5
Euribor; June 2027 Long 81 23,444 14
Euribor; June 2028 Long 6 1,734 2
Euribor; June 2029 Long 4 1,154 1
Euribor; March 2027 Long 42 12,160 4
Euribor; March 2028 Long 16 4,625 5
Euribor; September 2026 Long 3 869 (1)
Euro Bond 10 Year Bond; March 2026 Short 7 1,077 (5)
Euro Bond 10 Year Bond; March 2026 Long 4 616 2
Euro Buxl 30 Year Bond; March 2026 Short 9 1,211 (36)
Euro E-Mini; March 2026 Long 1 74 1
Euro Milling Wheat; December 2026
(a)
Short 3 38 (2)
Euro Milling Wheat; May 2026
(a)
Short 40 476 (21)
Euro Milling Wheat; September 2026
(a)
Short 18 219 (12)
Euro Schatz; March 2026 Short 116 14,670 (26)
Euro Stoxx Bank; March 2026 Long 14 223 (4)
EURO/JPY; March 2026 Long 1 148 1
Euro-Bobl 5 Year; March 2026 Short 12 1,665 (6)
Euro-Bobl 5 Year; March 2026 Long 9 1,249 2
Euro-BTP; March 2026 Long 33 4,790 37
Euro-Oat; March 2026 Long 45 6,589 33
Feeder Cattle; April 2026
(a)
Long 1 176 (8)
Frozen Concentrated Orange Juice-A; May 2026
(a)
Short 2 54 —
FTSE China A50 Index; March 2026 Long 20 293 (2)
FTSE KLCI Index; March 2026 Long 4 87 (2)
FTSE Taiwan Index; March 2026 Long 6 680 16
FTSE/JSE Top 40; March 2026 Long 6 453 31
FTSE/MIB Index; March 2026 Long 1 279 17
FTSE100 Index; March 2026 Long 21 3,087 184
Gasoline RBOB; April 2026
(a)
Long 21 2,016 95
Gasoline RBOB; July 2026
(a)
Long 2 190 12
Gasoline RBOB; June 2026
(a)
Long 7 671 43
Gasoline RBOB; May 2026
(a)
Long 5 482 25
GBP/USD; March 2026 Long 2 168 (2)
Gold 100 oz; April 2026
(a)
Long 3 1,575 57
Gold; October 2026
(a)
Long 1 170 11
Hang Seng Index; March 2026 Long 7 1,190 2
HSCEI China Index; March 2026 Long 2 113 (2)
HSTECH; March 2026 Short 1 33 1
IBEX 35 Index; March 2026 Long 2 435 6
IFSC Nifty 50; March 2026 Long 2 101 (1)
INR/USD Standard; March 2026 Short 1 55 —
Japan 10 Year Bond TSE; March 2026 Short 11 9,354 (19)
Japan Topix Index; March 2026 Long 10 2,532 303
Japanese Yen; March 2026 Short 2 160 —
KC HRW Wheat; July 2026
(a)
Short 10 297 (14)
KC HRW Wheat; May 2026
(a)
Long 8 232 3
Korea 10 Year Bond; March 2026 Short 39 3,060 (13)
Korea 3 Year Bond; March 2026 Short 145 10,638 (41)
KOSDAQ150; March 2026 Long 2 30 1
KOSPI 200 Index; March 2026 Long 2 326 79
Kospi200 Mini; March 2026 Long 2 65 11
Lean Hogs; April 2026
(a)
Long 5 191 1
Lean Hogs; July 2026
(a)
Long 2 89 2
Lean Hogs; June 2026
(a)
Long 11 482 28
Live Cattle; April 2026
(a)
Long 2 186 (3)
Live Cattle; August 2026
(a)
Long 1 91 —
Live Cattle; June 2026
(a)
Long 5 458 (3)
Live Cattle; October 2026
(a)
Long 1 91 —
LME Copper; April 2026
(a)
Short — — 7
LME Copper; April 2026
(a)
Short — — 19
LME Copper; April 2026
(a)
Short — — (1)
LME Copper; April 2026
(a)
Short — — (7)
LME Copper; April 2026
(a)
Short — — (1)
LME Copper; April 2026
(a)
Short — — 37
LME Copper; June 2026
(a)
Long 3 1,003 19
LME Copper; March 2026
(a)
Short — — 131
LME Copper; March 2026
(a)
Short — — 478
LME Copper; March 2026
(a)
Short — — (6)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Copper; May 2026
(a)
Short — $ — $ 5
LME Lead; April 2026
(a)
Short — — (2)
LME Lead; April 2026
(a)
Short — — (2)
LME Lead; April 2026
(a)
Short — — (6)
LME Lead; April 2026
(a)
Short — — (4)
LME Lead; April 2026
(a)
Short — — 5
LME Lead; April 2026
(a)
Short — — (1)
LME Lead; March 2026
(a)
Short — — 2
LME Lead; March 2026
(a)
Short — — 1
LME Lead; March 2026
(a)
Short — — (1)
LME Lead; March 2026
(a)
Short — — (3)
LME Lead; March 2026
(a)
Short — — (1)
LME Lead; March 2026
(a)
Short — — (8)
LME Lead; March 2026
(a)
Short — — (5)
LME Lead; May 2026
(a)
Short 3 146 1
LME Lead; May 2026
(a)
Short 1 49 —
LME Lead; May 2026
(a)
Long 2 97 (1)
LME Lead; May 2026
(a)
Short 1 49 —
LME Lead; May 2026
(a)
Short 1 49 —
LME Lead; May 2026
(a)
Short 1 49 —
LME Lead; May 2026
(a)
Short 1 49 1
LME Nickel; April 2026
(a)
Short — — 6
LME Nickel; April 2026
(a)
Short — — —
LME Nickel; April 2026
(a)
Short — — 9
LME Nickel; April 2026
(a)
Short — — (16)
LME Nickel; April 2026
(a)
Short — — 2
LME Nickel; March 2026
(a)
Short — — 33
LME Nickel; March 2026
(a)
Short — — (30)
LME Nickel; March 2026
(a)
Short — — (28)
LME Nickel; March 2026
(a)
Short — — 3
LME Nickel; March 2026
(a)
Short — — (66)
LME Nickel; March 2026
(a)
Short — — (19)
LME Nickel; March 2026
(a)
Short — — 5
LME Nickel; March 2026
(a)
Short — — (1)
LME Nickel; March 2026
(a)
Short — — 6
LME Nickel; May 2026
(a)
Long 1 107 —
LME Nickel; May 2026
(a)
Long 1 107 2
LME Nickel; May 2026
(a)
Short — — (6)
LME Nickel; May 2026
(a)
Short — — (6)
LME Nickel; May 2026
(a)
Short — — 3
LME Primary Alum; April 2026
(a)
Short — — (2)
LME Primary Alum; April 2026
(a)
Short — — (12)
LME Primary Alum; April 2026
(a)
Short — — 2
LME Primary Alum; April 2026
(a)
Short — — 5
LME Primary Alum; June 2026
(a)
Long 8 629 7
LME Primary Alum; March 2026
(a)
Short — — 39
LME Primary Alum; March 2026
(a)
Short — — 24
LME Primary Alum; March 2026
(a)
Short — — 12
LME Primary Alum; March 2026
(a)
Short — — 6
LME Primary Alum; March 2026
(a)
Short — — 12
LME Primary Alum; March 2026
(a)
Short — — 7
LME Primary Alum; March 2026
(a)
Short — — 11
LME Primary Alum; March 2026
(a)
Short — — 28
LME Primary Alum; March 2026
(a)
Short — — 4
LME Primary Alum; March 2026
(a)
Short — — (3)
LME Primary Alum; May 2026
(a)
Long 2 157 4
LME Primary Alum; May 2026
(a)
Long 2 157 1
LME Primary Alum; May 2026
(a)
Short — — —
LME Primary Alum; May 2026
(a)
Long 3 236 3
LME Primary Alum; May 2026
(a)
Long 1 78 2
LME Primary Alum; May 2026
(a)
Long 1 78 1
LME Primary Alum; May 2026
(a)
Short — — (1)
LME Primary Alum; May 2026
(a)
Short — — —
LME Primary Alum; May 2026
(a)
Long 2 157 4
LME Primary Alum; May 2026
(a)
Short — — (1)
LME Tin; April 2026
(a)
Short — — 56
LME Tin; April 2026
(a)
Short — — (11)
LME Tin; March 2026
(a)
Short — — 73
LME Tin; May 2026
(a)
Short — — (20)
LME Tin; May 2026
(a)
Short — — (23)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
LME Zinc; April 2026
(a)
Short — $ — $ (4)
LME Zinc; April 2026
(a)
Short — — 2
LME Zinc; April 2026
(a)
Short — — 5
LME Zinc; April 2026
(a)
Short — — 7
LME Zinc; April 2026
(a)
Short — — 1
LME Zinc; April 2026
(a)
Short — — 2
LME Zinc; April 2026
(a)
Short — — 13
LME Zinc; April 2026
(a)
Short — — (6)
LME Zinc; April 2026
(a)
Short — — (7)
LME Zinc; June 2026
(a)
Long 5 415 (6)
LME Zinc; March 2026
(a)
Short — — 37
LME Zinc; March 2026
(a)
Short — — 9
LME Zinc; March 2026
(a)
Short — — (1)
LME Zinc; March 2026
(a)
Short — — 4
LME Zinc; March 2026
(a)
Short — — 17
LME Zinc; March 2026
(a)
Short — — 2
LME Zinc; March 2026
(a)
Short — — 4
LME Zinc; May 2026
(a)
Short — — —
LME Zinc; May 2026
(a)
Long 2 166 (2)
Low Sulphur Gasoline; April 2026
(a)
Long 21 1,560 120
Low Sulphur Gasoline; July 2026
(a)
Long 5 352 30
Low Sulphur Gasoline; June 2026
(a)
Long 2 143 13
Low Sulphur Gasoline; May 2026
(a)
Long 2 145 15
Mexican Peso; March 2026 Long 3 87 3
Micro DAX; March 2026 Long 24 719 10
Micro E-mini DJIA; March 2026 Long 1 24 —
Micro EUR/USD; March 2026 Long 4 59 —
Micro WTI Crude Oil; April 2026
(a)
Long 28 188 14
Milk; April 2026
(a)
Short 2 69 (4)
Mini FTSE/MIB; March 2026 Long 2 112 7
Mini HIS Index; March 2026 Long 5 170 —
Mini H-Share Index; March 2026 Long 2 23 —
Mini Japan 10 Year Bond; March 2026 Short 19 1,616 (4)
Mini Topix Index; March 2026 Long 9 228 29
MSCI Singapore Index; March 2026 Long 9 328 2
Nasdaq 100 E-Mini; March 2026 Short 1 500 6
Nasdaq 100 E-Mini; March 2026 Long 4 2,000 (35)
Natural Gas; April 2026
(a)
Short 5 143 2
Natural Gas; June 2026
(a)
Short 3 92 2
Natural Gas; May 2026
(a)
Short 2 58 8
Natural Gas; October 2026
(a)
Short 2 69 3
New Zealand 3 Month Bill; June 2026 Long 1 596 —
New Zealand Dollars; March 2026 Short 1 60 (1)
Nikkei 225 Mini; March 2026 Long 6 227 21
Nikkei 225 OSE; March 2026 Long 8 3,027 388
Nikkei 225 SGX; March 2026 Long 3 567 81
Nikkei 225 Yen; March 2026 Long 1 188 19
Nikkei 400; March 2026 Long 1 23 3
NY Harbor ULSD; April 2026
(a)
Long 15 1,635 157
NY Harbor ULSD; December 2026
(a)
Long 1 101 9
NY Harbor ULSD; July 2026
(a)
Long 3 310 27
NY Harbor ULSD; June 2026
(a)
Long 1 104 9
Oat; May 2026
(a)
Short 1 16 (1)
Phelix DE Base; April 2026
(a)
Short 1 63 1
Platinum; October 2026
(a)
Long 1 37 6
Rapeseed Euro; August 2026
(a)
Short 4 111 (6)
Rapeseed Euro; May 2026
(a)
Long 15 432 (3)
Robusta Coffee 10tn; July 2026
(a)
Short 1 36 1
Robusta Coffee 10tn; May 2026
(a)
Short 3 109 3
Rough Rice; May 2026
(a)
Short 1 21 (1)
RSS3 Rubber; July 2026
(a)
Long 1 12 1
Russell 2000 Emini; March 2026 Long 23 3,029 (37)
Russell 2000 Micro E-mini; March 2026 Long 3 40 —
S&P 500 Emini; March 2026 Short 1 344 —
S&P 500 Emini; March 2026 Long 10 3,444 (35)
S&P Mid 400 Emini; March 2026 Long 4 1,431 71
S&P/TSX 60 Index; March 2026 Long 1 289 11
SET50 Index; March 2026 Long 129 841 115
SGX Iron Ore 62%; April 2026
(a)
Long 66 649 —
Short Term Euro-BTP; March 2026 Long 99 12,602 36

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Silver; July 2026
(a)
Long 1 $ 470 $ 33
Silver; May 2026
(a)
Long 1 466 31
Soybean Future; July 2026
(a)
Long 12 710 11
Soybean Future; May 2026
(a)
Long 29 1,698 19
Soybean Future; November 2026
(a)
Long 11 621 4
Soybean Meal; July 2026
(a)
Short 13 420 (6)
Soybean Meal; May 2026
(a)
Short 2 64 (2)
Soybean Meal; May 2026
(a)
Long 7 224 3
Soybean Oil; December 2026
(a)
Long 13 466 31
Soybean Oil; July 2026
(a)
Long 6 223 23
Soybean Oil; May 2026
(a)
Long 19 705 38
SPI 200 Index; March 2026 Long 5 816 36
Stoxx 50; March 2026 Long 1 63 5
Stoxx 600 Bank; March 2026 Long 2 44 2
Stoxx 600 Insurance; March 2026 Long 1 30 —
Stoxx 600 Utilities; March 2026 Long 1 34 5
Stoxx Europe 600; March 2026 Long 30 1,124 64
Sugar #11; July 2026
(a)
Short 6 93 1
Sugar #11; March 2027
(a)
Short 1 17 —
Sugar #11; May 2026
(a)
Short 48 747 (5)
Sugar #11; October 2026
(a)
Short 4 64 (1)
SX5E Dividend; December 2026 Long 4 80 3
UK 10 Year Gilt; June 2026 Long 25 3,156 27
UK Natural Gas; May 2026
(a)
Long 5 163 (2)
US 10 Year Treasury Note; June 2026 Long 48 5,463 23
US 10 Year Treasury Ultra Note; June 2026 Short 58 6,771 (39)
US 10 Year Treasury Ultra Note; June 2026 Long 24 2,802 22
US 2 Year Treasury Note; June 2026 Short 159 33,274 (52)
US 3 Year Treasury Note; June 2026 Long 2 428 1
US 5 Year Treasury  Note; June 2026 Long 333 36,676 134
US Dollar; March 2026 Long 4 40 (1)
US Long Bond; June 2026 Short 8 948 (7)
US Long Bond; June 2026 Long 41 4,857 35
US Ultra Bond; June 2026 Short 18 2,189 (20)
USD/CNH; March 2026 Short 1 100 2
USD/CNH; March 2026 Short 1 100 1
Wheat; December 2026
(a)
Short 4 125 (12)
Wheat; July 2026
(a)
Short 11 329 (19)
Wheat; May 2026
(a)
Short 8 237 (16)
Wheat; May 2026
(a)
Long 7 207 7
Wheat; September 2026
(a)
Short
3
91 (6)
White Maize-SAF; July 2026
(a)
Short 4 79 1
White Sugar; August 2026
(a)
Short 4 81 —
White Sugar; May 2026
(a)
Short 9 183 5
WIG20 Index; March 2026 Long 20 385 17
WTI Crude; April 2026
(a)
Long 19 1,273 46
WTI Crude; December 2026
(a)
Long 3 191 4
WTI Crude; July 2026
(a)
Long 4 265 16
WTI Crude; June 2026
(a)
Long 4 266 17
WTI Crude; May 2026
(a)
Long 4 268 18
XAB Materials; March 2026 Long 1 113 10
XAF Financial; March 2026 Long 1 158 (2)
XAK Technology; March 2026 Short 1 280 10
Yellow Maize-SAF; July 2026
(a)
Short 2 41 —
Total $ 3,813
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a wholly-owned subsidiary of the Fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/05/2026 $ 111 EUR 95 $ — $ (1)
Bank of America NA 03/18/2026 AUD 14,079 $ 9,520 497 —
Bank of America NA 03/18/2026 GBP 8,032 $ 10,780 54 (15)
Bank of America NA 03/18/2026 CAD 9,139 $ 6,675 36 (6)
Bank of America NA 03/18/2026 EUR 9,328 $ 11,009 48 (29)
Bank of America NA 03/18/2026 JPY 1,156,631 $ 7,497 5 (87)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/18/2026 MXN 41,875 $ 2,291 $ 138 $ —
Bank of America NA 03/18/2026 NZD 5,825 $ 3,467 42 (10)
Bank of America NA 03/18/2026 CHF 3,457 $ 4,454 57 (4)
Bank of America NA 03/18/2026 $ 4,571 AUD 6,699 — (192)
Bank of America NA 03/18/2026 $ 12,055 EUR 10,214 9 (32)
Bank of America NA 03/18/2026 $ 400 MXN 7,155 — (15)
Bank of America NA 03/18/2026 $ 9,928 JPY 1,543,173 40 (12)
Bank of America NA 03/18/2026 $ 6,566 CAD 9,042 1 (66)
Bank of America NA 03/18/2026 $ 9,214 GBP 6,809 42 (3)
Bank of America NA 03/18/2026 $ 2,663 NZD 4,537 2 (61)
Bank of America NA 03/18/2026 $ 3,626 CHF 2,826 — (54)
Bank of America NA 04/30/2026 $ 313 EUR 261 4 —
Barclays Bank PLC 03/02/2026 EUR 300 GBP 262 2 —
Barclays Bank PLC 03/03/2026 EUR 200 GBP 175 — —
BNP Paribas 03/25/2026 $ 3,295 CAD 4,500 — (8)
BNP Paribas 03/26/2026 GBP 29 $ 39 — —
BNP Paribas 03/26/2026 CAD 767 $ 561 1 —
BNP Paribas 03/26/2026 COP 15,120,716 $ 4,090 — (83)
BNP Paribas 03/26/2026 EUR 163 $ 193 — —
BNP Paribas 03/26/2026 JPY 483,284 $ 3,107 — (6)
BNP Paribas 03/26/2026 TWD 116,848 $ 3,703 30 —
BNP Paribas 03/26/2026 NZD 179 $ 107 — —
BNP Paribas 03/26/2026 NOK 200 $ 21 — —
BNP Paribas 03/26/2026 SEK 583 $ 65 — —
BNP Paribas 03/26/2026 CHF 70 $ 91 — —
BNP Paribas 03/26/2026 $ 1,446 RON 6,272 — (8)
BNP Paribas 03/26/2026 $ 2,011 MXN 34,715 — —
BNP Paribas 03/26/2026 $ 3,528 CZK 72,683 — (19)
BNP Paribas 03/26/2026 $ 1,482 SEK 13,421 — (7)
BNP Paribas 03/26/2026 $ 1,907 CLP 1,655,695 9 —
BNP Paribas 03/26/2026 $ 175 AUD 248 — (2)
BNP Paribas 04/10/2026 $ 1,633 JPY 244,300 63 —
Citigroup Inc 03/26/2026 $ 1,775 IDR 29,866,200 — (4)
Citigroup Inc 03/26/2026 $ 1,121 COP 4,185,000 12 —
Credit Agricole 03/25/2026 INR 126,002 $ 1,387 — (5)
Credit Agricole 03/26/2026 BRL 21,774 $ 4,125 96 —
Credit Agricole 03/26/2026 GBP 505 $ 681 — —
Credit Agricole 03/26/2026 CAD 777 $ 569 1 —
Credit Agricole 03/26/2026 EUR 3,886 $ 4,580 17 —
Credit Agricole 03/26/2026 NZD 141 $ 84 — —
Credit Agricole 03/26/2026 PEN 3,546 $ 1,059 — (2)
Credit Agricole 03/26/2026 SEK 563 $ 62 — —
Credit Agricole 03/26/2026 $ 323 CAD 442 — (2)
Credit Agricole 03/26/2026 $ 336 EUR 285 — (1)
Credit Agricole 03/26/2026 $ 3,235 CHF 2,503 — (30)
Credit Agricole 03/26/2026 $ 100 NOK 959 — (1)
Credit Agricole 03/26/2026 $ 547 THB 16,984 — —
Credit Agricole 03/26/2026 $ 280 NZD 471 — (2)
Credit Agricole 03/26/2026 $ 1,229 GBP 912 — —
Credit Agricole 03/26/2026 $ 2 SEK 21 — —
Credit Agricole 03/26/2026 $ 2,366 KRW 3,414,618 — (8)
Credit Agricole 03/26/2026 $ 3,328 ZAR 53,840 — (48)
Credit Agricole 03/26/2026 $ 6,081 AUD 8,618 — (50)
Credit Agricole 04/10/2026 $ 2,231 JPY 337,400 63 —
Credit Agricole 04/20/2026 $ 1,000 JPY 152,500 19 —
Credit Agricole 07/10/2026 $ 2,890 JPY 443,500 19 —
Credit Agricole 12/21/2026 $ 1,540 JPY 231,000 28 —
Deutsche Bank AG 03/02/2026 AUD 416 EUR 250 — —
Deutsche Bank AG 03/03/2026 KRW 143,758 $ 100 — —
Deutsche Bank AG 03/04/2026 CLP 86,792 $ 100 — (1)
Deutsche Bank AG 03/04/2026 $ 300 KRW 437,184 — (4)
Deutsche Bank AG 03/05/2026 INR 117,450 $ 1,300 — (9)
Deutsche Bank AG 03/05/2026 $ 200 KRW 289,330 — (1)
Deutsche Bank AG 03/06/2026 COP 367,362 $ 100 — (2)
Deutsche Bank AG 03/10/2026 $ 200 KRW 293,594 — (4)
Deutsche Bank AG 03/11/2026 COP 367,004 $ 100 — (2)
Deutsche Bank AG 03/11/2026 INR 18,134 $ 200 — (1)
Deutsche Bank AG 03/11/2026 $ 100 CLP 85,203 2 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Deutsche Bank AG 03/11/2026 $ 800 INR 72,627 $ 3 $ —
Deutsche Bank AG 03/11/2026 $ 100 TWD 3,164 — (1)
Deutsche Bank AG 03/12/2026 INR 63,529 $ 700 — (3)
Deutsche Bank AG 03/12/2026 KRW 145,707 $ 100 1 —
Deutsche Bank AG 03/12/2026 $ 200 TWD 6,316 — (2)
Deutsche Bank AG 03/12/2026 $ 700 INR 63,471 3 —
Deutsche Bank AG 03/13/2026 $ 100 TWD 3,143 — (1)
Deutsche Bank AG 03/17/2026 $ 100 INR 9,076 — —
Deutsche Bank AG 03/18/2026 $ 100 CLP 86,611 1 —
Deutsche Bank AG 03/23/2026 CLP 86,607 $ 100 — (1)
Deutsche Bank AG 03/26/2026 COP 373,340 $ 100 — (1)
Deutsche Bank AG 03/31/2026 $ 100 CLP 85,818 2 —
Deutsche Bank AG 04/06/2026 $ 500 COP 1,897,551 — (1)
Deutsche Bank AG 04/07/2026 TWD 3,123 $ 100 — —
Goldman Sachs & Co 03/04/2026 $ 961 GBP 718 — (7)
Goldman Sachs & Co 03/11/2026 $ 362 EUR 307 — (1)
Goldman Sachs & Co 03/26/2026 CZK 52,499 $ 2,556 6 —
Goldman Sachs & Co 08/12/2026 $ 1,188 GBP 876 9 —
Goldman Sachs & Co 11/18/2026 $ 1,109 GBP 821 5 (1)
HSBC Securities Inc 03/13/2026 EUR 102 $ 120 — —
HSBC Securities Inc 03/13/2026 $ 6,769 EUR 5,712 16 —
HSBC Securities Inc 03/26/2026 BRL 4,740 $ 900 18 —
HSBC Securities Inc 03/26/2026 HUF 279,703 $ 868 9 —
HSBC Securities Inc 03/26/2026 MXN 5,225 $ 302 1 —
HSBC Securities Inc 03/26/2026 PLN 4,651 $ 1,299 3 —
HSBC Securities Inc 03/26/2026 ZAR 20,846 $ 1,302 5 —
HSBC Securities Inc 03/26/2026 KRW 5,161,978 $ 3,581 8 —
HSBC Securities Inc 03/26/2026 $ 969 COP 3,603,479 14 —
JPMorgan Chase 03/02/2026 GBP 125 CHF 130 — (1)
JPMorgan Chase 03/02/2026 GBP 262 EUR 300 — (1)
JPMorgan Chase 03/02/2026 CAD 202 EUR 125 — —
JPMorgan Chase 03/02/2026 EUR 100 JPY 18,436 — —
JPMorgan Chase 03/02/2026 EUR 250 AUD 415 — —
JPMorgan Chase 03/02/2026 EUR 125 CAD 202 — —
JPMorgan Chase 03/02/2026 JPY 18,421 EUR 100 — —
JPMorgan Chase 03/02/2026 CHF 130 GBP 125 1 —
JPMorgan Chase 03/03/2026 GBP 125 CHF 129 — —
JPMorgan Chase 03/03/2026 CHF 259 GBP 250 — (1)
JPMorgan Chase 03/03/2026 $ 100 KRW 146,535 — (2)
JPMorgan Chase 03/04/2026 CLP 260,508 $ 300 — (1)
JPMorgan Chase 03/04/2026 COP 1,095,968 $ 300 — (8)
JPMorgan Chase 03/04/2026 EUR 1,615 $ 1,898 9 —
JPMorgan Chase 03/04/2026 INR 18,417 $ 200 2 —
JPMorgan Chase 03/04/2026 KRW 2,611,126 $ 1,800 15 —
JPMorgan Chase 03/04/2026 $ 1,904 EUR 1,615 — (4)
JPMorgan Chase 03/04/2026 $ 400 CLP 347,505 2 —
JPMorgan Chase 03/04/2026 $ 300 COP 1,105,533 6 —
JPMorgan Chase 03/04/2026 $ 1,500 KRW 2,185,051 — (19)
JPMorgan Chase 03/04/2026 $ 200 INR 18,059 2 —
JPMorgan Chase 03/05/2026 TWD 3,147 $ 100 1 —
JPMorgan Chase 03/05/2026 KRW 289,797 $ 200 1 —
JPMorgan Chase 03/05/2026 $ 100 TWD 3,158 — (1)
JPMorgan Chase 03/05/2026 $ 1,300 INR 117,403 10 —
JPMorgan Chase 03/06/2026 $ 100 COP 370,180 1 —
JPMorgan Chase 03/09/2026 TWD 3,125 $ 100 — —
JPMorgan Chase 03/09/2026 KRW 292,241 $ 200 3 —
JPMorgan Chase 03/09/2026 $ 100 TWD 3,173 — (2)
JPMorgan Chase 03/09/2026 $ 200 KRW 284,609 2 —
JPMorgan Chase 03/10/2026 INR 54,612 $ 600 — —
JPMorgan Chase 03/10/2026 KRW 287,539 $ 200 — —
JPMorgan Chase 03/10/2026 $ 600 INR 54,556 1 —
JPMorgan Chase 03/11/2026 CLP 86,789 $ 100 — (1)
JPMorgan Chase 03/11/2026 INR 172,859 $ 1,900 — (1)
JPMorgan Chase 03/11/2026 KRW 146,495 $ 100 2 —
JPMorgan Chase 03/11/2026 $ 1,300 INR 117,904 5 —
JPMorgan Chase 03/11/2026 $ 100 COP 370,551 1 —
JPMorgan Chase 03/11/2026 $ 41 EUR 35 — —
JPMorgan Chase 03/17/2026 HKD 2,860 $ 367 — (1)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 03/17/2026 $ 369 HKD 2,860 $ 2 $ —
JPMorgan Chase 03/18/2026 CLP 86,787 $ 100 — (1)
JPMorgan Chase 03/18/2026 $ 196 CAD 269 — (1)
JPMorgan Chase 03/23/2026 $ 1,800 KRW 2,609,355 — (14)
JPMorgan Chase 03/23/2026 $ 100 CLP 86,839 — —
JPMorgan Chase 03/24/2026 CLP 434,358 $ 500 — (2)
JPMorgan Chase 03/24/2026 COP 1,485,217 $ 400 — (7)
JPMorgan Chase 03/24/2026 $ 200 KRW 289,616 — (1)
JPMorgan Chase 03/24/2026 $ 200 CLP 173,586 2 —
JPMorgan Chase 03/25/2026 $ 100 TWD 3,146 — (1)
JPMorgan Chase 03/26/2026 CNH 24,775 $ 3,609 8 —
JPMorgan Chase 03/26/2026 TRY 113,963 $ 2,541 7 —
JPMorgan Chase 03/26/2026 $ 3,606 ILS 11,225 20 —
JPMorgan Chase 03/27/2026 $ 600 INR 54,669 1 —
JPMorgan Chase 03/30/2026 $ 1,900 INR 173,054 3 —
JPMorgan Chase 03/31/2026 AUD 2,091 EUR 1,250 9 —
JPMorgan Chase 03/31/2026 AUD 5,600 NZD 6,567 42 —
JPMorgan Chase 03/31/2026 AUD 1,000 JPY 108,363 16 —
JPMorgan Chase 03/31/2026 AUD 2,400 $ 1,708 — (1)
JPMorgan Chase 03/31/2026 AUD 3,200 CAD 3,084 13 —
JPMorgan Chase 03/31/2026 AUD 1,917 GBP 1,000 17 —
JPMorgan Chase 03/31/2026 GBP 1,125 JPY 234,101 13 —
JPMorgan Chase 03/31/2026 GBP 524 EUR 600 — (4)
JPMorgan Chase 03/31/2026 GBP 125 CHF 130 — (1)
JPMorgan Chase 03/31/2026 GBP 2,000 $ 2,722 — (28)
JPMorgan Chase 03/31/2026 CAD 3,100 $ 2,278 2 (5)
JPMorgan Chase 03/31/2026 CAD 800 JPY 89,976 10 —
JPMorgan Chase 03/31/2026 CNH 37,147 $ 5,400 26 —
JPMorgan Chase 03/31/2026 EUR 2,100 GBP 1,835 13 —
JPMorgan Chase 03/31/2026 EUR 375 CHF 342 — (3)
JPMorgan Chase 03/31/2026 EUR 1,700 JPY 309,437 26 —
JPMorgan Chase 03/31/2026 EUR 1,500 $ 1,784 — (8)
JPMorgan Chase 03/31/2026 EUR 100 HUF 37,619 — —
JPMorgan Chase 03/31/2026 EUR 1,875 CAD 3,025 — (1)
JPMorgan Chase 03/31/2026 HUF 303,947 EUR 800 6 —
JPMorgan Chase 03/31/2026 HUF 610,441 $ 1,900 12 —
JPMorgan Chase 03/31/2026 ILS 3,692 $ 1,200 — (20)
JPMorgan Chase 03/31/2026 JPY 72,905 EUR 400 — (5)
JPMorgan Chase 03/31/2026 JPY 37,500 $ 245 — (4)
JPMorgan Chase 03/31/2026 JPY 26,353 GBP 125 1 —
JPMorgan Chase 03/31/2026 MXN 43,000 $ 2,499 — (9)
JPMorgan Chase 03/31/2026 NZD 2,000 JPY 185,060 13 —
JPMorgan Chase 03/31/2026 NZD 2,200 $ 1,334 — (13)
JPMorgan Chase 03/31/2026 NOK 13,289 $ 1,400 — (2)
JPMorgan Chase 03/31/2026 NOK 19,774 EUR 1,750 9 —
JPMorgan Chase 03/31/2026 PLN 2,534 EUR 600 — —
JPMorgan Chase 03/31/2026 PLN 9,619 $ 2,700 2 (10)
JPMorgan Chase 03/31/2026 SGD 4,278 $ 3,400 — (9)
JPMorgan Chase 03/31/2026 ZAR 22,345 $ 1,400 2 —
JPMorgan Chase 03/31/2026 SEK 9,818 NOK 10,500 — (15)
JPMorgan Chase 03/31/2026 SEK 17,181 EUR 1,625 — (16)
JPMorgan Chase 03/31/2026 SEK 9,770 $ 1,100 — (16)
JPMorgan Chase 03/31/2026 CHF 1,500 $ 1,958 1 —
JPMorgan Chase 03/31/2026 CHF 523 GBP 500 9 —
JPMorgan Chase 03/31/2026 CHF 2,280 EUR 2,500 19 —
JPMorgan Chase 03/31/2026 CHF 250 JPY 49,749 7 —
JPMorgan Chase 03/31/2026 TRY 49,638 $ 1,100 5 —
JPMorgan Chase 03/31/2026 $ 733 CAD 1,000 — (2)
JPMorgan Chase 03/31/2026 $ 845 GBP 623 4 (1)
JPMorgan Chase 03/31/2026 $ 297 EUR 250 1 —
JPMorgan Chase 03/31/2026 $ 145 MXN 2,500 — —
JPMorgan Chase 03/31/2026 $ 60 NZD 100 — —
JPMorgan Chase 03/31/2026 $ 487 CHF 375 — (4)
JPMorgan Chase 03/31/2026 $ 1,200 CNH 8,218 1 (2)
JPMorgan Chase 03/31/2026 $ 1,473 JPY 225,000 28 —
JPMorgan Chase 03/31/2026 $ 100 PLN 357 — —
JPMorgan Chase 04/03/2026 KRW 284,392 $ 200 — (2)
JPMorgan Chase 04/06/2026 $ 200 KRW 287,324 — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 04/07/2026 $ 100 TWD 3,124 $ — $ —
JPMorgan Chase 07/30/2026 TRY 40,925 $ 828 3 —
RBC Dominon Securities Corp 03/25/2026 $ 589 INR 53,508 2 —
RBC Dominon Securities Corp 03/26/2026 GBP 2,072 $ 2,792 — —
RBC Dominon Securities Corp 03/26/2026 CLP 553,490 $ 644 — (9)
RBC Dominon Securities Corp 03/26/2026 HUF 1,130,641 $ 3,522 21 —
RBC Dominon Securities Corp 03/26/2026 IDR 18,374,790 $ 1,091 3 —
RBC Dominon Securities Corp 03/26/2026 JPY 476,874 $ 3,092 — (32)
RBC Dominon Securities Corp 03/26/2026 NZD 118 $ 70 — —
RBC Dominon Securities Corp 03/26/2026 NOK 524 $ 54 1 —
RBC Dominon Securities Corp 03/26/2026 PHP 215,905 $ 3,726 15 —
RBC Dominon Securities Corp 03/26/2026 $ 1,096 IDR 18,497,904 — (6)
RBC Dominon Securities Corp 03/26/2026 $ 464 PEN 1,551 2 —
RBC Dominon Securities Corp 03/26/2026 $ 1,090 PLN 3,914 — (5)
RBC Dominon Securities Corp 03/26/2026 $ 516 AUD 730 — (3)
RBC Dominon Securities Corp 03/26/2026 $ 28 EUR 24 — —
RBC Dominon Securities Corp 03/26/2026 $ 472 NOK 4,519 — (3)
RBC Dominon Securities Corp 03/26/2026 $ 319 SEK 2,893 — (2)
RBC Dominon Securities Corp 03/26/2026 $ 216 KRW 309,353 1 —
RBC Dominon Securities Corp 03/26/2026 $ 216 MXN 3,728 — —
RBC Dominon Securities Corp 03/26/2026 $ 533 BRL 2,765 — (3)
RBC Dominon Securities Corp 03/26/2026 $ 2,943 CNH 20,253 — (13)
RBC Dominon Securities Corp 03/26/2026 $ 216 ZAR 3,447 — —
RBC Dominon Securities Corp 07/10/2026 $ 1,523 JPY 231,000 28 —
RBC Dominon Securities Corp 07/21/2026 $ 12,542 JPY 1,930,000 38 —
Total $ 1,988 $ (1,262)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
February 28,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/
Sydney, 4.19%,
06/14/2027
0.33% (1.00)% Quarterly 12/20/2028 $ 3,200 $ (56) $ (2) $ — $ (58)
Goldman Sachs & Co China Construction Bank
Corp/Hong Kong, 4.21%,
07/16/2027
0.29% (1.00)% Quarterly 12/20/2028 3,200 (55) (6) — (61)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.33% (1.00)% Quarterly 12/20/2028 3,200 (55) (2) — (58)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.29% (1.00)% Quarterly 12/20/2028 3,200 (56) (6) — (61)
Total $ (222) $ (16) $ — $ (238)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
February 28,
2026
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.45 N/A (5.00)% Quarterly 12/20/2030 $ 7,009 $ (458) $ (21) $ (479)
Republic of Colombia, 10.38%, 01/28/2033 2.31% (1.00)% Quarterly 12/20/2030 1,300 59 12 71
Republic of Colombia, 10.38%, 01/28/2033 2.31% (1.00)% Quarterly 12/20/2030 1,000 43 12 55
Republic of Colombia, 10.38%, 01/28/2033 2.31% (1.00)% Quarterly 12/20/2030 325 14 4 18
Total $ (342) $ 7 $ (335)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Premiums Paid/
(Received)
Fair
Value
1 Day MXN TIIE Banxico Pay 7.12% Monthly Monthly N/A 03/15/2028 MXN 172,000 $ 75 $ — $ 75
1 Day MXN TIIE Banxico Pay 7.12% Monthly Monthly N/A 03/15/2028 91,000 24 16 40
6 Month Prague Interbank
Offered Rate
Pay 3.98% Semiannual Annual N/A 03/18/2031 CZK 40,851 $ 40 — 40
6 Month Prague Interbank
Offered Rate
Pay 3.98% Semiannual Annual N/A 03/18/2031 40,000 12 27 39
Colombia IBR Overnight
Interbank Reference Rate
Pay 11.09% Quarterly Quarterly N/A 03/18/2028 COP 19,300,000 $ (85) — (85)
Total $ 66 $ 43 $ 109
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
17.95%, 06/25/2032
Annual 06/25/2032 NGN 310,000 $ — $ 14 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Bond,
18.5%, 02/25/2031
Annual 02/25/2031 412,000 — 4 —
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
04/14/2026
Annual 04/14/2026 521,000 — 38 —
Citigroup Inc Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
05/05/2026
Annual 05/05/2026 115,125 — 9 —
Goldman Sachs
& Co
0.00% Custom Basket Series 1
Excess Return Strategy
Monthly 12/31/2026 $ 221 — — (11)
Goldman Sachs &
Co
(a)
Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long securities
traded in foreign currencies
but settle in USD
Monthly 03/10/2026-
11/14/2035
20,865 — — (467)
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Annual 12/20/2027 ZMW 5,030 — 99 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
03/17/2026
Annual 03/17/2026 EGP 9,000 — 5 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.00%
Egypt Treasury Bill, 0.00%,
06/23/2026
Annual 06/23/2026 27,000 — 17 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/15/2026
Annual 09/15/2026 9,000 — 7 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
03/10/2026
Annual 03/10/2026 NGN 205,000 — 17 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
04/21/2026
Annual 04/21/2026 130,000 — 12 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Nigeria OMO Bill, 0.00%,
04/28/2026
Annual 04/28/2026 250,000 — 12 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
07/28/2026
Annual 07/28/2026 96,000 — 1 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
08/04/2026
Annual 08/04/2026 177,000 — — (1)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date Notional Amount
Upfront
Premiums
Paid/
(Received)
Value and Unrealized
Appreciation/
(Depreciation)
Asset  Liability
JPMorgan Chase Overnight Bank Funding Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in foreign
currencies but settle in USD
Monthly 10/26/2026-
03/04/2027
$ 4,789 $ — $ — $ (197)
Morgan Stanley &
Co
(b)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 09/06/2028 56,516 — — (1,983)
Morgan Stanley &
Co
(c)
1 Day Federal Funds Rate
plus/less spread
Total return on a custom
basket of long and short
securities traded in USD
Monthly 07/29/2026 97,373 — 5,675 —
Total $ — $ 5,910 $ (2,659)
The maturity dates are measured from the commencement of investment in each underlying position of a custom basket.
The spread for a custom basket is negotiated at the security level and is usually similar within a region but may vary.
Notional Amount represents the total absolute value of the underlying securities in a custom basket.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Electronic Arts Inc
17,172
$ 3,444
16.51%
Chart Industries Inc
13,046
2,704
12.96%
Union Pacific Corp
(8,362)
(2,216)
(10.62)%
Warner Bros Discovery Inc
70,600
1,989
9.53%
Keurig Dr Pepper Inc
58,919
1,784
8.55%
New Gold Inc
88,489
1,188
5.69%
Beazley PLC
65,741
1,123
5.38%
Schroders PLC
133,939
1,058
5.07%
Coeur Mining Inc
(38,065)
(1,033)
(4.95)%
Just Group PLC
326,807
954
4.57%
Honeywell International Inc
2,700
658
3.15%
Banco Santander SA
(47,629)
(589)
(2.82)%
Kraft Heinz Co/The
21,659
533
2.55%
Vivendi SE
193,806
504
2.42%
Charter Communications Inc
(1,328)
(312)
(1.49)%
Universal Music Group NV
(12,665)
(286)
(1.37)%
Webster Financial Corp
2,744
198
0.95%
Coinshares International Ltd
16,151
134
0.64%
Skyworks Solutions Inc
(1,735)
(103)
(0.50)%
Kimberly-Clark Corp
(434)
(48)
(0.23)%
VICI Properties Inc
(218)
(7)
(0.03)%
Two Harbors Investment Corp
100
1
0.00%
UWM Holdings Corp
(203)
(1)
0.00%
(a) Top Underlying Securities WESTGSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
CME Group Inc
(3,965)
$ (1,267)
(2.24)%
Diamondback Energy Inc
(7,007)
(1,220)
(2.16)%
Washington H Soul Pattinson & Co Ltd
(42,749)
(1,164)
(2.06)%
Yamaha Motor Co Ltd
(134,500)
(1,071)
(1.89)%
Canadian Natural Resources Ltd
(24,051)
(1,052)
(1.86)%
Informa PLC
(91,843)
(1,037)
(1.84)%
Swiss Prime Site AG
(5,261)
(1,004)
(1.77)%
Keppel Ltd
(93,600)
(968)
(1.71)%
Investor AB - B Shares
(22,444)
(939)
(1.66)%
NextEra Energy Inc
(9,459)
(887)
(1.57)%
Deere & Co
(1,311)
(826)
(1.46)%
Roper Technologies Inc
(2,238)
(783)
(1.38)%
Jack Henry & Associates Inc
(4,685)
(761)
(1.35)%
Ingersoll Rand Inc
(7,843)
(738)
(1.31)%
Salmar ASA
(11,579)
(693)
(1.23)%
Whitecap Resources Inc
(69,100)
(690)
(1.22)%
Kawasaki Heavy Industries Ltd
(5,900)
(690)
(1.22)%
Mitsubishi Estate Co Ltd
(19,900)
(673)
(1.19)%
Sun Hung Kai Properties Ltd
(33,000)
(616)
(1.09)%
Tryg A/S
(24,564)
(608)
(1.08)%
Yokogawa Electric Corp
(14,800)
(592)
(1.05)%
ConocoPhillips
(5,150)
(584)
(1.03)%
FUJIFILM Holdings Corp
(27,500)
(571)
(1.01)%
Shiseido Co Ltd
(25,700)
(543)
(0.96)%
Helvetia Baloise Holding AG
(2,084)
(542)
(0.96)%
Republic Services Inc
(2,350)
(538)
(0.95)%
Poste Italiane SpA
(19,421)
(522)
(0.93)%
CBRE Group Inc
(3,511)
(518)
(0.92)%
Ferrovial SE
(6,628)
(495)
(0.88)%
Thermo Fisher Scientific Inc
(922)
(480)
(0.85)%
Aeroports de Paris SA
(3,410)
(477)
(0.84)%
Pembina Pipeline Corp
(10,100)
(444)
(0.79)%
Zensho Holdings Co Ltd
(6,800)
(432)
(0.76)%
Waste Management Inc
(1,795)
(432)
(0.77)%
FirstService Corp
(2,700)
(425)
(0.75)%
Legal & General Group PLC
(115,959)
(424)
(0.75)%
Packaging Corp of America
(1,823)
(423)
(0.75)%
Qantas Airways Ltd
(58,789)
(416)
(0.74)%
Mitsubishi Chemical Group Corp
(56,000)
(416)
(0.74)%
Carlisle Cos Inc
(1,054)
(416)
(0.74)%
Akzo Nobel NV
(5,793)
(408)
(0.72)%
Secom Co Ltd
(10,100)
(391)
(0.69)%
PPG Industries Inc
(3,142)
(387)
(0.68)%
Financiere de Tubize SA
(1,428)
(382)
(0.68)%
Rexel SA
(8,544)
(372)
(0.66)%
Shimano Inc
(3,300)
(354)
(0.63)%
Mitsubishi HC Capital Inc
(36,100)
(350)
(0.62)%
Suntory Beverage & Food Ltd
(11,100)
(349)
(0.62)%
Carlsberg AS
(2,241)
(348)
(0.61)%
Rentokil Initial PLC
(56,533)
(348)
(0.62)%
(b) Top Underlying Securities LACEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Western Digital Corp
3,696
$ 1,034
1.06%
Alphabet Inc - A Shares
3,251
1,014
1.04%
NVIDIA Corp
5,332
945
0.97%
Microsoft Corp
2,133
838
0.86%
Apple Inc
3,125
826
0.85%
Mosaic Co/The
(28,347)
(789)
(0.81)%
Teradyne Inc
(2,449)
(784)
(0.80)%
Axon Enterprise Inc
(1,423)
(772)
(0.79)%
Coinbase Global Inc
(4,334)
(762)
(0.78)%
Tractor Supply Co
(14,294)
(741)
(0.76)%
EOG Resources Inc
(5,850)
(726)
(0.74)%
Diamondback Energy Inc
(3,921)
(683)
(0.70)%
Dow Inc
(21,593)
(664)
(0.68)%
Norwegian Cruise Line Holdings Ltd
(26,710)
(662)
(0.68)%
Lennox International Inc
(1,144)
(652)
(0.67)%
Akamai Technologies Inc
(6,515)
(641)
(0.66)%
KLA Corp
(419)
(639)
(0.66)%
Carrier Global Corp
(9,853)
(635)
(0.65)%
Healthpeak Properties Inc
(35,689)
(631)
(0.65)%
NIKE Inc
(10,062)
(626)
(0.64)%
Sherwin-Williams Co/The
(1,674)
(607)
(0.62)%
Sandisk Corp/DE
(951)
(604)
(0.62)%
McCormick & Co Inc/MD
(8,413)
(598)
(0.61)%
Vertex Pharmaceuticals Inc
(1,197)
(595)
(0.61)%
Marathon Petroleum Corp
(2,981)
(591)
(0.61)%
PACCAR Inc
(4,658)
(587)
(0.60)%
Old Dominion Freight Line Inc
(2,635)
(535)
(0.55)%
Cooper Cos Inc/The
(6,199)
(519)
(0.53)%
Lam Research Corp
2,201
515
0.53%
3M Co
(2,955)
(489)
(0.50)%
Royal Caribbean Cruises Ltd
(1,532)
(476)
(0.49)%
Adobe Inc
1,810
475
0.49%
Packaging Corp of America
(2,023)
(470)
(0.48)%
Southwest Airlines Co
(9,430)
(465)
(0.48)%
Intel Corp
(9,791)
(447)
(0.46)%
Henry Schein Inc
(5,326)
(439)
(0.45)%
Exelon Corp
(8,822)
(436)
(0.45)%
TransDigm Group Inc
(334)
(435)
(0.45)%
MSCI Inc
(751)
(429)
(0.44)%
Lululemon Athletica Inc
(2,318)
(429)
(0.44)%
American International Group Inc
(5,320)
(428)
(0.44)%
Gen Digital Inc
18,960
428
0.44%
Meta Platforms Inc
659
427
0.44%
Live Nation Entertainment Inc
(2,614)
(424)
(0.44)%
Cadence Design Systems Inc
(1,395)
(420)
(0.43)%
DuPont de Nemours Inc
8,294
415
0.43%
Builders FirstSource Inc
(3,970)
(414)
(0.43)%
Fidelity National Information Services Inc
(8,104)
(413)
(0.42)%
Fair Isaac Corp
(289)
(407)
(0.42)%
Take-Two Interactive Software Inc
(1,912)
(404)
(0.42)%
(c) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2026 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - 0 .00 % Shares Value (000's)
Pharmaceuticals - 0 .00%
Atrium Therapeutics Inc 410 $ 6
TOTAL COMMON STOCKS (proceeds $6) $ 6
TOTAL SHORT SALES (proceeds $6) $ 6

Schedule of Investments
International Equity Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.18% Shares Held Value (000's)
Exchange-Traded Funds - 1.60%
iShares MSCI EAFE ETF
(a)
213,574 $ 22,506
Money Market Funds - 0.58%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(b),(c)
334,371 335
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(b),(c),(d)
7,898,438 7,898
$ 8,233
TOTAL INVESTMENT COMPANIES $ 30,739
COMMON STOCKS - 97.44% Shares Held Value (000's)
Advertising - 0.09%
Publicis Groupe SA 14,078 $ 1,254
Aerospace & Defense - 3.54%
Airbus SE 36,565 7,940
BAE Systems PLC 184,967 5,282
CSG NV
(e)
11,700 440
Dassault Aviation SA 1,170 470
Elbit Systems Ltd 1,700 1,313
Hensoldt AG
(a)
3,554 312
IHI Corp 61,800 1,691
Kawasaki Heavy Industries Ltd 9,300 1,081
Leonardo SpA 24,900 1,678
Melrose Industries PLC 77,659 591
MTU Aero Engines AG 3,300 1,422
Rheinmetall AG 2,821 5,580
Rolls-Royce Holdings PLC 518,082 9,316
Saab AB 19,705 1,439
Safran SA 21,942 8,837
Singapore Technologies Engineering Ltd 94,700 745
Thales SA 5,692 1,728
$ 49,865
Agriculture - 0.97%
British American Tobacco PLC 134,559 8,403
Imperial Brands PLC 47,097 2,109
Japan Tobacco Inc 74,600 2,854
Wilmar International Ltd 105,400 293
$ 13,659
Airlines - 0.26%
ANA Holdings Inc 11,000 240
Deutsche Lufthansa AG 34,759 371
International Consolidated Airlines Group SA 69,765 395
Japan Airlines Co Ltd 9,900 204
Qantas Airways Ltd 40,234 285
Ryanair Holdings PLC 51,925 1,678
Singapore Airlines Ltd 95,200 540
$ 3,713
Apparel - 1.37%
Adidas AG 10,514 1,951
Asics Corp 44,200 1,355
Hermes International SCA 1,939 4,660
Kering SA 4,570 1,532
LVMH Moet Hennessy Louis Vuitton SE 15,258 9,750
$ 19,248
Automobile Manufacturers - 2.40%
Bayerische Motoren Werke AG 17,259 1,809
Daimler Truck Holding AG 27,636 1,394
Ferrari NV 7,747 2,927
Honda Motor Co Ltd 226,000 2,264
Isuzu Motors Ltd 31,600 589
Mercedes-Benz Group AG 44,443 3,075
Nissan Motor Co Ltd
(a),(e)
126,500 348
Renault SA 11,362 430
Stellantis NV 124,103 1,007
Subaru Corp 34,700 651
Suzuki Motor Corp 95,300 1,441
Toyota Motor Corp 582,000 14,101
Volvo AB - B Shares 97,799 3,805
$ 33,841
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0.72%
Aisin Corp 30,000 $ 533
Bridgestone Corp 68,900 1,663
Cie Generale des Etablissements Michelin SCA 39,270 1,588
Continental AG 6,759 582
Denso Corp 106,200 1,524
Sumitomo Electric Industries Ltd 44,100 2,914
Toyota Industries Corp 10,000 1,295
$ 10,099
Banks - 15.73%
ABN AMRO Bank NV
(f)
35,883 1,202
AIB Group PLC 131,517 1,365
ANZ Group Holdings Ltd 186,472 5,307
Banca Mediolanum SpA 15,619 335
Banca Monte dei Paschi di Siena SpA 121,556 1,186
Banco Bilbao Vizcaya Argentaria SA 351,382 8,139
Banco BPM SpA 69,939 1,030
Banco Comercial Portugues SA 455,564 478
Banco de Sabadell SA 309,220 1,164
Banco Santander SA 904,912 11,413
Bank Hapoalim BM 76,970 1,943
Bank Leumi Le-Israel BM 91,653 2,219
Bank of Ireland Group PLC 58,721 1,143
Bankinter SA 41,486 688
Banque Cantonale Vaudoise 2,104 322
Barclays PLC 846,951 5,141
BAWAG Group AG
(f)
4,750 736
BNP Paribas SA 61,861 6,946
BOC Hong Kong Holdings Ltd 226,500 1,296
BPER Banca SPA 90,674 1,277
CaixaBank SA 239,880 2,957
Chiba Bank Ltd/The 33,800 503
Commerzbank AG 45,101 1,830
Commonwealth Bank of Australia 103,002 12,780
Computershare Ltd 32,029 706
Credit Agricole SA 65,674 1,451
Danske Bank A/S 41,107 2,145
DBS Group Holdings Ltd 131,370 5,918
Deutsche Bank AG 111,732 3,961
DNB Bank ASA 54,561 1,727
Erste Group Bank AG 18,940 2,248
FinecoBank Banca Fineco SpA 37,634 886
HSBC Holdings PLC 1,055,444 19,727
ING Groep NV 180,211 5,200
Intesa Sanpaolo SpA 859,648 5,899
Israel Discount Bank Ltd 75,283 911
Japan Post Bank Co Ltd 108,600 2,126
KBC Group NV 14,124 1,913
Lloyds Banking Group PLC 3,644,371 4,978
Macquarie Group Ltd 22,275 3,380
Mitsubishi UFJ Financial Group Inc 693,400 12,872
Mizrahi Tefahot Bank Ltd 9,589 718
Mizuho Financial Group Inc 153,680 6,856
National Australia Bank Ltd 188,542 6,571
NatWest Group PLC 494,611 4,106
Nordea Bank Abp 191,157 3,699
Oversea-Chinese Banking Corp Ltd 207,000 3,503
Raiffeisen Bank International AG 7,624 379
Resona Holdings Inc 126,400 1,542
Skandinaviska Enskilda Banken AB 93,180 1,981
Societe Generale SA 42,586 3,691
Standard Chartered PLC 116,553 2,875
Sumitomo Mitsui Financial Group Inc 226,300 8,540
Sumitomo Mitsui Trust Group Inc 39,988 1,394
Svenska Handelsbanken AB 89,772 1,435
Swedbank AB 52,250 2,007
UBS Group AG 195,403 8,119
UniCredit SpA 86,287 7,347
United Overseas Bank Ltd 75,700 2,209
Westpac Banking Corp 210,537 6,364

Schedule of Investments
International Equity Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Yokohama Financial Group Inc 62,000 $ 669
$ 221,453
Beverages - 1.24%
Anheuser-Busch InBev SA/NV 60,836 4,947
Asahi Group Holdings Ltd 92,200 1,004
Carlsberg AS 5,774 898
Coca-Cola Europacific Partners PLC 12,781 1,412
Coca-Cola HBC AG
(e)
13,413 871
Davide Campari-Milano NV 43,001 324
Diageo PLC 137,038 3,073
Heineken Holding NV 7,966 690
Heineken NV 17,716 1,641
JDE Peet's NV 9,818 368
Kirin Holdings Co Ltd 46,500 807
Pernod Ricard SA 12,412 1,145
Suntory Beverage & Food Ltd 9,700 305
$ 17,485
Biotechnology - 0.57%
Argenx SE
(e)
3,777 2,922
CSL Ltd 29,852 3,125
Financiere de Tubize SA 1,097 294
Genmab A/S
(e)
3,742 1,102
Swedish Orphan Biovitrum AB
(e)
11,945 522
$ 7,965
Building Materials - 1.50%
AGC Inc 11,700 519
Belimo Holding AG 594 592
Buzzi SpA 5,382 310
Cie de Saint-Gobain SA 27,637 2,801
Daikin Industries Ltd 16,200 2,058
Geberit AG 2,077 1,747
Heidelberg Materials AG 8,225 1,833
Holcim AG
(e)
31,394 2,886
Kingspan Group PLC 9,446 935
Mitsubishi Electric Corp 118,000 4,491
Nibe Industrier AB 86,171 352
ROCKWOOL A/S 6,752 224
Sika AG 9,371 1,936
Svenska Cellulosa AB SCA 36,630 497
$ 21,181
Chemicals - 1.89%
Air Liquide SA 35,601 7,486
Akzo Nobel NV 10,517 739
Asahi Kasei Corp 78,600 926
BASF SE 54,929 3,146
Brenntag SE 7,295 449
DSM-Firmenich AG 10,618 758
EMS-Chemie Holding AG 392 325
Evonik Industries AG 17,902 311
Givaudan SA 577 2,318
ICL Group Ltd 54,091 256
Mitsubishi Chemical Group Corp 75,600 561
Nippon Paint Holdings Co Ltd 55,200 409
Nippon Sanso Holdings Corp 9,800 376
Nitto Denko Corp 40,500 939
Novonesis Novozymes B 21,679 1,289
Shin-Etsu Chemical Co Ltd 104,600 4,118
Syensqo SA 5,082 290
Symrise AG 8,161 746
Toray Industries Inc 83,900 719
Yara International ASA 9,974 505
$ 26,666
Commercial Services - 1.80%
Adyen NV
(e),(f)
1,540 1,808
Ashtead Group PLC 25,940 1,858
Ayvens SA
(f)
21,767 278
Brambles Ltd 83,854 1,495
Bureau Veritas SA 20,940 728
Dai Nippon Printing Co Ltd 23,500 488
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Experian PLC 56,470 $ 2,126
Intertek Group PLC 9,493 605
Randstad NV 7,580 250
Recruit Holdings Co Ltd 87,200 3,795
RELX PLC 112,339 3,924
Rentokil Initial PLC 155,477 961
Secom Co Ltd 25,200 978
Securitas AB 29,847 531
SGS SA 10,180 1,286
TOPPAN Holdings Inc 13,900 476
Transurban Group 191,685 1,954
Verisure PLC
(e)
15,951 178
Wise PLC
(e)
39,658 460
Wolters Kluwer NV 14,301 1,155
$ 25,334
Computers - 0.66%
Capgemini SE 9,480 1,198
Check Point Software Technologies Ltd
(e)
5,274 802
Fujitsu Ltd 107,100 2,388
Indra Sistemas SA 4,906 364
Logitech International SA 9,390 861
NEC Corp 78,500 2,176
Nomura Research Institute Ltd 21,843 599
Obic Co Ltd 19,400 523
Otsuka Corp 15,800 319
$ 9,230
Consumer Products - 0.29%
Henkel AG & Co KGaA 6,386 578
Reckitt Benckiser Group PLC 39,884 3,514
$ 4,092
Cosmetics & Personal Care - 1.69%
Beiersdorf AG 5,961 754
Essity AB 37,096 1,178
Haleon PLC 548,238 3,009
Kao Corp 27,300 1,166
L'Oreal SA 14,773 6,922
Shiseido Co Ltd 23,900 505
Unicharm Corp 66,700 456
Unilever PLC 134,150 9,858
$ 23,848
Distribution & Wholesale - 2.01%
AddTech AB 15,998 591
Bunzl PLC 19,982 590
D'ieteren Group 1,501 325
ITOCHU Corp 364,500 5,277
Marubeni Corp 87,700 3,356
Mitsubishi Corp 198,600 6,702
Mitsui & Co Ltd 152,900 5,732
Rexel SA 13,793 597
SGH Ltd 11,817 392
Sumitomo Corp 67,700 2,875
Toyota Tsusho Corp 42,900 1,918
$ 28,355
Diversified Financial Services - 1.66%
AerCap Holdings NV 10,314 1,541
Amundi SA
(f)
3,481 332
ASX Ltd 11,461 432
Daiwa Securities Group Inc 80,800 849
Deutsche Boerse AG 11,578 3,164
Euronext NV
(f)
4,674 772
Futu Holdings Ltd ADR
(e)
3,458 515
Hong Kong Exchanges & Clearing Ltd 74,400 3,975
Japan Exchange Group Inc 59,700 812
Julius Baer Group Ltd 12,668 1,077
London Stock Exchange Group PLC 28,049 3,342
Mitsubishi HC Capital Inc 53,000 514
Nomura Holdings Inc 183,500 1,704
ORIX Corp 72,600 2,548
SBI Holdings Inc 33,380 714

Schedule of Investments
International Equity Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Schroders PLC 40,621 $ 320
Singapore Exchange Ltd 51,400 738
$ 23,349
Electric - 3.17%
BKW AG 1,477 290
Chubu Electric Power Co Inc 40,600 686
CLP Holdings Ltd 103,000 976
Contact Energy Ltd 58,994 329
E.ON SE 138,191 3,214
EDP Renovaveis SA 17,023 269
EDP SA 193,147 1,028
Elia Group SA/NV 2,547 405
Endesa SA 19,539 797
Enel SpA 500,659 6,020
Engie SA 112,421 3,841
Fortum Oyj 27,602 645
Hikari Tsushin Inc 1,200 339
Iberdrola SA 396,117 9,350
Kansai Electric Power Co Inc/The 56,800 1,026
Meridian Energy Ltd 92,140 312
National Grid PLC 305,405 5,713
Origin Energy Ltd 106,030 917
Orsted AS
(e),(f)
32,519 766
Power Assets Holdings Ltd 85,000 689
Redeia Corp SA 24,011 446
RWE AG 38,909 2,503
SSE PLC 74,217 2,683
Terna - Rete Elettrica Nazionale 86,596 1,042
Verbund AG 4,759 339
$ 44,625
Electrical Components & Equipment - 1.97%
ABB Ltd 96,469 8,985
Fujikura Ltd 15,500 2,646
Legrand SA 16,131 2,922
Prysmian SpA 17,318 2,086
Schneider Electric SE 33,738 11,026
$ 27,665
Electronics - 1.18%
Assa Abloy AB 61,686 2,626
Halma PLC 23,357 1,314
Hoya Corp 20,800 3,757
Ibiden Co Ltd 14,700 898
Kyocera Corp 77,700 1,372
MINEBEA MITSUMI Inc 21,400 459
Murata Manufacturing Co Ltd 101,200 2,646
SCREEN Holdings Co Ltd 5,000 729
Shimadzu Corp 13,500 376
TDK Corp 118,200 1,826
Yokogawa Electric Corp 13,700 546
$ 16,549
Energy - Alternate Sources - 0.11%
Vestas Wind Systems A/S 62,151 1,589
Engineering & Construction - 1.47%
Acciona SA 1,418 412
ACS Actividades de Construccion y Servicios SA 10,911 1,408
Aena SME SA
(f)
46,155 1,455
Aeroports de Paris SA 2,421 338
Auckland International Airport Ltd 103,954 572
Bouygues SA 11,792 730
Cellnex Telecom SA
(e),(f)
30,429 1,156
CK Infrastructure Holdings Ltd 43,500 369
Eiffage SA 4,210 726
Ferrovial SE 31,605 2,355
HOCHTIEF AG 920 444
Kajima Corp 26,600 1,216
Keppel Ltd 88,200 911
Obayashi Corp 39,100 1,104
Shimizu Corp 31,000 693
Skanska AB 20,935 642
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Taisei Corp 9,000 $ 1,169
Vinci SA 30,219 5,016
$ 20,716
Entertainment - 0.42%
Aristocrat Leisure Ltd 34,163 1,168
CTS Eventim AG & Co KGaA 4,360 353
Entain PLC 42,443 329
Evolution AB
(f)
7,999 482
Lottery Corp Ltd/The 135,154 530
Oriental Land Co Ltd/Japan 65,100 1,173
Toho Co Ltd/Tokyo 36,500 365
Universal Music Group NV 67,731 1,525
$ 5,925
Food - 3.13%
Aeon Co Ltd 135,600 1,930
Ajinomoto Co Inc 56,900 1,810
Barry Callebaut AG 207 389
Carrefour SA 36,248 687
Chocoladefabriken Lindt & Spruengli AG - PC 58 958
Chocoladefabriken Lindt & Spruengli AG - REG 7 1,153
Coles Group Ltd 82,604 1,211
Danone SA 39,837 3,426
J Sainsbury PLC 103,531 487
Jeronimo Martins SGPS SA 16,749 440
Kerry Group PLC 9,971 886
Kesko Oyj 15,801 389
Kikkoman Corp 39,100 376
Koninklijke Ahold Delhaize NV 55,200 2,728
Lotus Bakeries NV 22 274
Magnum Ice Cream Co NV/The
(e)
29,248 464
Marks & Spencer Group PLC 126,605 677
Mowi ASA 28,634 676
Nestle SA 158,651 17,334
Orkla ASA 43,136 591
Salmar ASA 4,728 284
Seven & i Holdings Co Ltd 126,900 1,790
Tesco PLC 387,882 2,511
WH Group Ltd
(f)
503,000 632
Woolworths Group Ltd 75,187 1,928
$ 44,031
Food Service - 0.25%
Compass Group PLC 104,477 3,200
Sodexo SA 4,825 264
$ 3,464
Forest Products & Paper - 0.09%
Holmen AB 4,913 194
UPM-Kymmene Oyj 32,473 1,034
$ 1,228
Gas - 0.32%
Centrica PLC 290,533 779
Hong Kong & China Gas Co Ltd 671,387 652
Italgas SpA 37,606 486
Naturgy Energy Group SA 14,363 446
Osaka Gas Co Ltd 22,700 948
Sembcorp Industries Ltd 62,300 301
Snam SpA 124,113 964
$ 4,576
Hand & Machine Tools - 0.36%
Fuji Electric Co Ltd 8,700 771
Makita Corp 13,400 519
NIDEC CORP 50,000 786
Schindler Holding AG - PC 2,493 949
Schindler Holding AG - REG 1,421 518
Techtronic Industries Co Ltd 90,000 1,458
$ 5,001

Schedule of Investments
International Equity Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 1.41%
Alcon AG 30,749 $ 2,666
Cochlear Ltd 4,010 568
Coloplast A/S 7,752 601
Demant A/S
(e)
6,719 210
EssilorLuxottica SA 18,518 4,901
Fisher & Paykel Healthcare Corp Ltd 36,137 883
FUJIFILM Holdings Corp 67,700 1,392
Koninklijke Philips NV 47,406 1,519
Lifco AB 14,052 499
Olympus Corp 68,700 673
QIAGEN NV 12,651 629
Sartorius Stedim Biotech 1,671 361
Siemens Healthineers AG
(f)
20,818 1,033
Smith & Nephew PLC 49,611 916
Sonova Holding AG 3,105 809
Straumann Holding AG 6,859 821
Sysmex Corp 35,000 330
Terumo Corp 80,700 1,092
$ 19,903
Healthcare - Services - 0.47%
BioMerieux 2,895 342
Eurofins Scientific SE 7,286 587
Fresenius Medical Care AG 13,534 630
Fresenius SE & Co KGaA 25,990 1,558
Lonza Group AG 4,311 2,999
Sonic Healthcare Ltd 28,118 477
$ 6,593
Holding Companies - Diversified - 0.09%
Jardine Matheson Holdings Ltd 9,968 821
Swire Pacific Ltd 24,000 258
Wharf Holdings Ltd/The 74,000 245
$ 1,324
Home Builders - 0.15%
Barratt Redrow PLC 79,065 387
Daiwa House Industry Co Ltd 35,600 1,285
Sekisui Chemical Co Ltd 22,000 428
$ 2,100
Home Furnishings - 0.80%
Panasonic Holdings Corp 142,100 2,292
Rational AG 358 310
Sony Group Corp 377,100 8,669
$ 11,271
Insurance - 5.47%
Admiral Group PLC 16,013 640
Aegon Ltd 81,374 619
Ageas SA/NV 9,173 681
AIA Group Ltd 644,000 7,104
Allianz SE 23,474 10,542
ASR Nederland NV 9,643 701
Aviva PLC 188,167 1,734
AXA SA 103,195 5,046
Dai-ichi Life Holdings Inc 215,000 2,206
Generali 52,457 2,234
Gjensidige Forsikring ASA 11,156 315
Hannover Rueck SE 3,699 1,121
Helvetia Baloise Holding AG 4,881 1,267
Insurance Australia Group Ltd 145,577 690
Japan Post Holdings Co Ltd 108,500 1,413
Japan Post Insurance Co Ltd 10,500 343
Legal & General Group PLC 350,695 1,281
M&G PLC 140,616 600
Mapfre SA 64,532 300
Medibank Pvt Ltd 167,040 521
MS&AD Insurance Group Holdings Inc 77,900 2,171
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
8,029 5,240
NN Group NV 16,548 1,357
Phoenix Financial Ltd 14,069 719
Prudential PLC 157,725 2,416
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
QBE Insurance Group Ltd 92,949 $ 1,443
Sampo Oyj 149,027 1,652
Sompo Holdings Inc 55,250 2,192
Sony Financial Group Inc
(e)
344,800 353
Standard Life PLC 41,455 428
Suncorp Group Ltd 66,640 694
Swiss Life Holding AG 1,744 1,997
Swiss Re AG 18,379 3,235
T&D Holdings Inc 27,100 730
Talanx AG 3,886 489
Tokio Marine Holdings Inc 113,800 4,726
Tryg A/S 20,293 502
Unipol Assicurazioni SpA 21,912 545
Zurich Insurance Group AG 8,997 6,787
$ 77,034
Internet - 1.10%
Autotrader Group PLC
(f)
48,357 320
CAR Group Ltd 22,035 416
Delivery Hero SE
(e),(f)
13,540 312
Grab Holdings Ltd
(e)
145,978 616
LY Corp 159,700 395
M3 Inc 30,700 336
MonotaRO Co Ltd 17,400 231
Prosus NV
(e)
80,530 4,139
Rakuten Group Inc
(e)
90,700 482
Scout24 SE
(f)
4,268 363
Sea Ltd ADR
(e)
24,428 2,649
Spotify Technology SA
(e)
9,614 4,951
ZOZO Inc 31,000 225
$ 15,435
Investment Companies - 0.59%
Eurazeo SE 1 —
EXOR NV 5,640 495
Groupe Bruxelles Lambert NV 4,800 482
Industrivarden AB - A Shares 6,684 379
Industrivarden AB - C Shares 9,495 536
Infratil Ltd 52,908 356
Investment AB Latour 10,341 263
Investor AB - B Shares 112,141 4,678
L E Lundbergforetagen AB 4,084 267
Sofina SA 1,154 343
Washington H Soul Pattinson & Co Ltd 20,936 569
$ 8,368
Iron & Steel - 0.35%
ArcelorMittal SA 26,304 1,723
Fortescue Ltd 104,228 1,566
JFE Holdings Inc 34,200 481
Nippon Steel Corp 295,885 1,202
$ 4,972
Leisure Products & Services - 0.19%
Amadeus IT Group SA 27,719 1,715
Shimano Inc 4,500 480
Yamaha Motor Co Ltd 53,800 428
$ 2,623
Lodging - 0.23%
Accor SA 12,050 699
Galaxy Entertainment Group Ltd 121,000 644
InterContinental Hotels Group PLC 8,899 1,223
Sands China Ltd 134,000 303
Whitbread PLC 9,846 345
$ 3,214
Machinery - Construction & Mining - 2.36%
Epiroc AB - A Shares 40,554 1,218
Epiroc AB - B Shares 23,992 624
Hitachi Ltd 281,600 9,219
Komatsu Ltd 58,800 2,823
Metso Oyj 40,809 848
Mitsubishi Heavy Industries Ltd 197,200 6,286

Schedule of Investments
International Equity Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Sandvik AB 65,622 $ 2,892
Siemens Energy AG 47,694 9,237
$ 33,147
Machinery - Diversified - 1.68%
Atlas Copco AB - A Shares 165,335 3,557
Atlas Copco AB - B Shares 96,069 1,801
Beijer Ref AB 23,384 365
Daifuku Co Ltd 20,500 846
Ebara Corp 29,300 1,029
FANUC Corp 57,800 2,617
GEA Group AG 9,007 698
Hexagon AB 127,786 1,454
Keyence Corp 11,960 5,041
Kone Oyj 20,911 1,577
Kubota Corp 58,800 1,195
SMC Corp 3,500 1,674
Spirax Group PLC 4,404 469
Wartsila OYJ Abp 30,947 1,344
$ 23,667
Media - 0.10%
Informa PLC 79,657 900
Pearson PLC 34,183 440
$ 1,340
Metal Fabrication & Hardware - 0.17%
SKF AB 20,986 600
Tenaris SA 23,083 631
VAT Group AG
(f)
1,649 1,163
$ 2,394
Mining - 3.02%
Anglo American PLC 68,878 3,436
Antofagasta PLC 24,261 1,394
BHP Group Ltd 312,636 12,685
Boliden AB 17,484 1,386
Endeavour Mining PLC 11,876 848
Evolution Mining Ltd 124,978 1,483
Fresnillo PLC 13,594 776
Glencore PLC
(e)
618,768 4,471
JX Advanced Metals Corp 33,000 876
Lynas Rare Earths Ltd
(e)
55,746 739
Norsk Hydro ASA 85,236 791
Northern Star Resources Ltd 83,656 1,834
Rio Tinto Ltd 22,840 2,715
Rio Tinto PLC 69,472 6,883
South32 Ltd 276,953 907
Sumitomo Metal Mining Co Ltd 15,200 1,234
$ 42,458
Miscellaneous Manufacturers - 1.25%
Alfa Laval AB 17,798 1,051
Alstom SA
(e)
21,318 709
Indutrade AB 16,020 415
Knorr-Bremse AG 4,453 583
Siemens AG 46,771 13,524
Smiths Group PLC 20,079 742
Trelleborg AB 12,383 543
$ 17,567
Office & Business Equipment - 0.11%
Canon Inc 53,000 1,602
Oil & Gas - 3.27%
Aker BP ASA 19,395 589
Bollore SE 49,053 287
BP PLC 968,489 6,277
ENEOS Holdings Inc 165,130 1,576
Eni SpA 125,897 2,940
Equinor ASA 47,204 1,414
Galp Energia SGPS SA 25,496 553
Idemitsu Kosan Co Ltd 45,105 431
Inpex Corp 52,800 1,289
Neste Oyj 26,029 650
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
OMV AG 9,053 $ 587
Repsol SA 69,447 1,572
Santos Ltd 199,903 963
Shell PLC 350,437 14,677
TotalEnergies SE 122,238 9,792
Woodside Energy Group Ltd 117,015 2,389
$ 45,986
Packaging & Containers - 0.03%
Stora Enso Oyj 34,800 472
Pharmaceuticals - 7.98%
Astellas Pharma Inc 110,000 1,831
AstraZeneca PLC 95,445 20,085
Bayer AG 60,464 2,992
Chugai Pharmaceutical Co Ltd 41,400 2,792
Daiichi Sankyo Co Ltd 109,400 2,155
Eisai Co Ltd 15,800 532
Galderma Group AG 9,507 1,794
Grifols SA 20,834 261
GSK PLC 250,202 7,434
Ipsen SA 2,216 433
Kyowa Kirin Co Ltd 16,400 305
Merck KGaA 7,943 1,203
Novartis AG 116,977 19,669
Novo Nordisk A/S 198,242 7,498
Orion Oyj 6,651 533
Otsuka Holdings Co Ltd 26,800 1,847
Recordati Industria Chimica e Farmaceutica SpA 6,646 380
Roche Holding AG 1,958 970
Roche Holding AG 43,237 20,576
Sandoz Group AG 25,719 2,266
Sanofi SA 67,151 6,567
Shionogi & Co Ltd 45,100 1,065
Sigma Healthcare Ltd 319,739 644
Takeda Pharmaceutical Co Ltd 98,700 3,694
Teva Pharmaceutical Industries Ltd ADR
(e)
70,583 2,390
UCB SA 7,769 2,334
$ 112,250
Pipelines - 0.04%
APA Group 79,617 521
Private Equity - 0.41%
3i Group PLC 61,134 2,731
CapitaLand Investment Ltd/Singapore 130,600 316
CVC Capital Partners PLC
(f)
14,849 212
EQT AB 30,386 936
Partners Group Holding AG 1,385 1,539
$ 5,734
Real Estate - 1.10%
Azrieli Group Ltd 2,406 346
CK Asset Holdings Ltd 118,132 749
Daito Trust Construction Co Ltd 16,800 387
Fastighets AB Balder
(e)
39,509 297
Henderson Land Development Co Ltd 80,982 366
Hongkong Land Holdings Ltd 66,529 576
Hulic Co Ltd 26,000 344
LEG Immobilien SE 4,325 362
Mitsubishi Estate Co Ltd 66,500 2,243
Mitsui Fudosan Co Ltd 161,200 2,173
REA Group Ltd
(a)
2,998 355
Sagax AB 15,352 325
Sekisui House Ltd 35,400 865
Sino Land Co Ltd 205,073 334
Sumitomo Realty
&
Development Co Ltd 38,600 1,305
Sun Hung Kai Properties Ltd 89,000 1,654
Swiss Prime Site AG 4,926 940
Vonovia SE 46,565 1,579
Wharf Real Estate Investment Co Ltd 92,000 339
$ 15,539

Schedule of Investments
International Equity Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0.72%
CapitaLand Ascendas REIT 236,450 $ 502
CapitaLand Integrated Commercial Trust 372,529 721
Covivio SA/France 3,899 286
Gecina SA 3,220 297
Goodman Group 125,860 2,589
Klepierre SA 13,139 553
Land Securities Group PLC 40,513 352
Link REIT 158,640 784
Nippon Building Fund Inc 461 429
Scentre Group 321,082 873
Segro PLC 79,135 896
Stockland 147,329 536
Unibail-Rodamco-Westfield
(e)
7,482 937
Vicinity Ltd 228,019 397
$ 10,152
Retail - 2.21%
Associated British Foods PLC 19,510 520
Avolta AG 4,961 326
Cie Financiere Richemont SA 33,079 6,743
CK Hutchison Holdings Ltd 168,132 1,384
Fast Retailing Co Ltd 11,700 5,130
H & M Hennes & Mauritz AB 30,368 647
Industria de Diseno Textil SA 67,137 4,483
JD Sports Fashion PLC 176,001 194
Kingfisher PLC 105,697 532
MatsukiyoCocokara & Co 18,000 298
Moncler SpA 14,365 991
Next PLC 7,148 1,303
Nitori Holdings Co Ltd 23,900 479
Pan Pacific International Holdings Corp 116,000 775
Pandora A/S 4,548 359
Ryohin Keikaku Co Ltd 29,700 678
Swatch Group AG/The - BR 1,717 439
Tokyo Gas Co Ltd 19,700 967
Tsuruha Holdings Inc 11,800 199
Wesfarmers Ltd 69,842 3,957
Zalando SE
(e),(f)
12,449 303
Zensho Holdings Co Ltd 5,400 343
$ 31,050
Semiconductors - 4.90%
Advantest Corp 47,300 8,191
ASM International NV 2,873 2,423
ASML Holding NV 23,870 34,717
BE Semiconductor Industries NV 4,483 1,004
Disco Corp 5,700 2,741
Infineon Technologies AG 80,377 4,332
Kioxia Holdings Corp
(e)
11,700 1,581
Lasertec Corp 4,900 1,056
Nova Ltd
(e)
1,798 790
Renesas Electronics Corp 108,000 2,037
STMicroelectronics NV 41,666 1,390
Tokyo Electron Ltd 27,700 7,794
Tower Semiconductor Ltd
(e)
6,944 878
$ 68,934
Shipbuilding - 0.12%
Kongsberg Gruppen ASA 27,060 1,097
Yangzijiang Shipbuilding Holdings Ltd 154,900 530
$ 1,627
Software - 1.43%
Capcom Co Ltd 20,300 461
Dassault Systemes SE 41,276 904
Konami Group Corp 6,200 827
Monday.com Ltd
(e)
3,016 219
Nebius Group NV
(e)
13,046 1,190
Nemetschek SE 4,035 321
Nexon Co Ltd 22,000 467
Nice Ltd
(e)
3,608 413
Oracle Corp Japan 2,800 169
Pro Medicus Ltd 3,140 290
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Sage Group PLC/The 59,287 $ 652
SAP SE 64,268 12,911
TIS Inc 14,700 304
WiseTech Global Ltd 11,810 400
Xero Ltd
(e)
10,173 601
$ 20,129
Telecommunications - 3.04%
Airtel Africa PLC
(f)
56,278 265
BT Group PLC 368,120 1,073
Deutsche Telekom AG 226,452 9,094
Elisa Oyj 8,372 430
HKT Trust & HKT Ltd 210,980 333
KDDI Corp 179,100 3,077
Koninklijke KPN NV 239,373 1,361
Nokia OYJ 326,056 2,502
NTT Inc 1,837,100 1,797
Orange SA 114,611 2,469
Singapore Telecommunications Ltd 455,700 1,813
SoftBank Corp 1,765,600 2,415
SoftBank Group Corp 229,100 5,866
Swisscom AG 1,582 1,484
Tele2 AB 33,687 711
Telecom Italia SpA/Milano
(e)
696,770 523
Telecom Italia SpA/Milano - RSP
(e)
371,968 326
Telefonaktiebolaget LM Ericsson 172,259 1,991
Telefonica SA 226,854 1,030
Telenor ASA 37,889 703
Telia Co AB 145,209 745
Telstra Group Ltd 244,520 901
Vodafone Group PLC 1,178,882 1,815
$ 42,724
Toys, Games & Hobbies - 0.37%
Bandai Namco Holdings Inc 34,600 938
Nintendo Co Ltd 68,200 3,858
Sanrio Co Ltd 10,100 370
$ 5,166
Transportation - 1.20%
AP Moller - Maersk A/S - A 171 419
AP Moller - Maersk A/S - B 242 601
Central Japan Railway Co 46,200 1,364
Deutsche Post AG 56,773 3,343
DSV A/S 12,568 3,244
East Japan Railway Co 57,900 1,430
Getlink SE 17,438 379
Hankyu Hanshin Holdings Inc 13,900 406
InPost SA
(e)
17,461 313
Kawasaki Kisen Kaisha Ltd 19,500 313
Kuehne + Nagel International AG 2,959 688
Mitsui OSK Lines Ltd 21,200 787
MTR Corp Ltd 91,500 436
Nippon Yusen KK 26,400 906
Poste Italiane SpA
(f)
28,127 754
Seibu Holdings Inc
(a)
11,900 353
SITC International Holdings Co Ltd 74,000 316
Tokyu Corp 28,500 364
West Japan Railway Co 24,800 533
$ 16,949
Water - 0.22%
Severn Trent PLC 16,665 736
United Utilities Group PLC 41,960 786
Veolia Environnement SA 38,797 1,643
$ 3,165
TOTAL COMMON STOCKS $ 1,371,416
PREFERRED STOCKS - 0.28% Shares Held Value (000's)
Automobile Manufacturers - 0.18%
Bayerische Motoren Werke AG 4.32% 3,060 $ 319
Dr Ing hc F Porsche AG 1.49%
(f)
6,333 309
Porsche Automobil Holding SE 1.91% 8,846 374

Schedule of Investments
International Equity Index Fund
February 28, 2026 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Volkswagen AG 6.36%
(a)
12,681 $ 1,508
$ 2,510
Consumer Products - 0.07%
Henkel AG & Co KGaA 2.04% 9,859 967
Electronics - 0.03%
Sartorius AG 0.74% 1,551 439
TOTAL PREFERRED STOCKS $ 3,916
Total Investments $ 1,406,071
Other Assets and Liabilities -  0.10% 1,354
TOTAL NET ASSETS - 100.00% $ 1,407,425
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,907 or 0.21% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,774 or
0.27% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,653 or 1.04% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 8,776 $ 1,055,228 $ 1,056,106 $ 7,898
$ 8,776 $ 1,055,228 $ 1,056,106 $ 7,898
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 157 $ — $ — $ —
$ 157 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2026 Long 28 $ 4,431 $ 405
Total $ 405
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .64 % Shares Held Value (000's)
Money Market Funds - 2 .64%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(a),(b)
565,212 $ 565
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b),(c)
11,576,802 11,577
$ 12,142
TOTAL INVESTMENT COMPANIES $ 12,142
COMMON STOCKS - 98 .45 % Shares Held Value (000's)
Aerospace & Defense - 0 .20%
Tkms AG& Co KGaA
(d)
8,215 $ 932
Apparel - 1 .06%
Gildan Activewear Inc 71,700 4,887
Automobile Parts & Equipment - 1 .13%
Nifco Inc/Japan 147,200 5,217
Banks - 6 .39%
Banca Mediolanum SpA 233,613 5,011
Banco Comercial Portugues SA 4,671,415 4,907
BAWAG Group AG
(e)
28,824 4,464
Judo Capital Holdings Ltd
(d)
2,412,642 2,957
Mebuki Financial Group Inc 745,300 6,392
Yokohama Financial Group Inc 523,700 5,654
$ 29,385
Beverages - 1 .44%
Lifedrink Co Inc 278,000 2,174
Royal Unibrew A/S 45,067 4,442
$ 6,616
Building Materials - 0 .54%
Breedon Group PLC 516,333 2,485
Chemicals - 4 .19%
ADEKA Corp 169,500 5,201
Croda International PLC 82,533 3,445
Fuso Chemical Co Ltd 105,600 6,468
NOF Corp 206,500 4,144
$ 19,258
Commercial Services - 5 .04%
BOYD GROUP INC 35,800 6,249
Dai Nippon Printing Co Ltd 251,100 5,219
Elis SA 177,761 5,703
GMO Payment Gateway Inc 45,900 2,380
Securitas AB 203,430 3,620
$ 23,171
Computers - 1 .48%
Computacenter PLC 92,702 3,952
Sopra Steria Group 18,340 2,836
$ 6,788
Distribution & Wholesale - 2 .68%
Rexel SA 115,395 4,998
Sojitz Corp 161,600 7,311
$ 12,309
Diversified Financial Services - 2 .59%
Credit Saison Co Ltd 112,100 3,413
flatexDEGIRO SE 106,672 3,865
IG Group Holdings PLC 263,295 4,619
$ 11,897
Electric - 3 .18%
Algonquin Power & Utilities Corp 750,000 5,245
Hera SpA 979,515 5,115
Tohoku Electric Power Co Inc 513,500 4,256
$ 14,616
Electrical Components & Equipment - 1 .28%
SWCC Corp 59,800 5,883
Electronics - 2 .15%
NKT A/S
(d)
37,656 4,867
SCREEN Holdings Co Ltd 34,500 5,030
$ 9,897
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 5 .13%
Balfour Beatty PLC 461,976 $ 4,733
Kandenko Co Ltd 137,900 6,161
Kinden Corp 111,100 6,024
Stantec Inc 36,090 3,342
Technip Energies NV 76,774 3,326
$ 23,586
Entertainment - 1 .06%
Sportradar Group AG
(d)
266,337 4,863
Food - 2 .71%
Cranswick PLC 66,606 4,868
Kotobuki Spirits Co Ltd 228,200 2,906
Toyo Suisan Kaisha Ltd 59,700 4,696
$ 12,470
Healthcare - Products - 2 .41%
Convatec Group PLC
(e)
1,036,526 3,576
Menicon Co Ltd 285,700 3,487
Smith & Nephew PLC 217,773 4,020
$ 11,083
Home Builders - 0 .59%
Bellway PLC 73,142 2,735
Home Furnishings - 0 .87%
JVCKenwood Corp 483,500 4,015
Insurance - 2 .33%
ASR Nederland NV 52,351 3,804
AUB Group Ltd 157,592 2,841
Phoenix Financial Ltd 80,118 4,096
$ 10,741
Internet - 0 .91%
Scout24 SE
(e)
49,140 4,177
Iron & Steel - 1 .88%
Japan Steel Works Ltd/The 61,200 3,978
thyssenkrupp AG 377,515 4,658
$ 8,636
Leisure Products & Services - 0 .81%
Flight Centre Travel Group Ltd
(f)
405,492 3,720
Lodging - 0 .90%
MGM China Holdings Ltd 2,581,600 4,128
Machinery - Construction & Mining - 1 .15%
Weir Group PLC/The 111,191 5,274
Machinery - Diversified - 4 .34%
ATS Corp
(d)
93,600 2,988
IMI PLC 151,253 5,868
KION Group AG 73,491 4,988
Organo Corp 55,400 6,137
$ 19,981
Media - 1 .70%
Synspective Inc
(d),(f)
297,800 2,579
TV Asahi Holdings Corp 242,400 5,247
$ 7,826
Mining - 9 .58%
Aris Mining Corp
(d)
217,500 4,927
Capstone Copper Corp
(d)
288,700 2,986
Genesis Minerals Ltd
(d)
1,070,063 5,694
NGEx Minerals Ltd
(d)
189,027 4,368
Novagold Resources Inc
(d)
402,200 5,366
OR Royalties Inc 130,400 6,179
Osisko Development Corp
(d)
1,078,033 5,137
PLS Group Ltd
(d)
1,370,964 5,045
Solaris Resources Inc
(d)
406,100 4,377
$ 44,079
Miscellaneous Manufacturers - 1 .80%
Amano Corp 102,700 2,691
Chemring Group PLC 246,774 1,774
Trelleborg AB 87,408 3,831
$ 8,296
Office & Business Equipment - 0 .74%
Canon Marketing Japan Inc 75,800 3,396

Schedule of Investments
International Small Company Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 2 .13%
ARC Resources Ltd 269,300 $ 4,995
Whitecap Resources Inc 481,980 4,812
$ 9,807
Oil & Gas Services - 1 .20%
SBM Offshore NV 142,941 5,522
Packaging & Containers - 0 .93%
Toyo Seikan Group Holdings Ltd 163,500 4,271
Pharmaceuticals - 1 .98%
Abivax SA ADR
(d)
13,789 1,672
Ascendis Pharma A/S ADR
(d)
10,780 2,517
Laboratorios Farmaceuticos Rovi SA 34,504 3,451
Zealand Pharma A/S
(d)
25,196 1,459
$ 9,099
Pipelines - 1 .12%
Gibson Energy Inc 238,900 5,133
Private Equity - 0 .79%
ICG PLC 162,470 3,657
Real Estate - 3 .27%
CTP NV
(e)
201,256 4,273
TAG Immobilien AG 245,827 4,795
Tokyo Tatemono Co Ltd 212,700 5,951
$ 15,019
REITs - 4 .86%
Invincible Investment Corp 9,323 3,959
KDX Realty Investment Corp 4,002 4,356
Keppel DC REIT 2,434,996 4,443
Merlin Properties Socimi SA 312,477 5,518
Stockland 1,116,191 4,059
$ 22,335
Retail - 2 .68%
Food & Life Cos Ltd 89,600 5,782
JINS Holdings Inc 69,000 2,346
Monogatari Corp/The 130,400 4,179
$ 12,307
Semiconductors - 0 .93%
Nova Ltd
(d)
9,739 4,274
Software - 2 .86%
Cellebrite DI Ltd
(d)
327,206 4,365
Descartes Systems Group Inc/The
(d)
65,200 4,312
JMDC Inc 95,200 2,538
TIS Inc 94,700 1,957
$ 13,172
Telecommunications - 0 .73%
Gamma Communications PLC 278,136 3,358
Transportation - 2 .71%
Hiab Oyj 62,570 3,595
Kamigumi Co Ltd 129,300 4,815
Kyushu Railway Co 160,500 4,078
$ 12,488
TOTAL COMMON STOCKS $ 452,789
Total Investments $ 464,931
Other Assets and Liabilities -  (1.09)% (4,994)
TOTAL NET ASSETS - 100.00% $ 459,937
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,135 or
1.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,490 or 3.59% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,845 or 1.27% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 6,520 $ 198,020 $ 192,963 $ 11,577
$ 6,520 $ 198,020 $ 192,963 $ 11,577
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 76 $ — $ — $ —
$ 76 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.83% Shares Held Value (000's)
Exchange-Traded Funds - 0.83%
iShares Short-Term National Muni Bond ETF 1,000 $ 107
JPMorgan Ultra-Short Municipal Income ETF 6 —
State Street SPDR Nuveen ICE High Yield
Municipal Bond ETF
26,778 682
VanEck High Yield Muni ETF 14,241 735
VanEck Short High Yield Muni ETF 1,000 23
$ 1,547
TOTAL INVESTMENT COMPANIES $ 1,547
COMMON STOCKS - 0.03% Shares Held Value (000's)
Transportation - 0.03%
BL Train Holdings West LLC - Warrants
(a),(b)
21,024 $ 42
TOTAL COMMON STOCKS $ 42
MUNICIPAL BONDS - 106.90%
Principal
Amount (000's) Value (000's)
Alabama - 6.72%
Baldwin County Industrial Development Authority
4.62%, 06/01/2055
(c),(d)
$ 1,000 $ 1,027
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 1,800 1,896
Lower Alabama Gas District/The
5.00%, 09/01/2046 3,355 3,657
Mobile County Industrial Development Authority
4.75%, 12/01/2054 3,000 2,870
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(d)
3,003 3,042
$ 12,492
Arizona - 1.91%
Arizona Industrial Development Authority
2.00%, 01/01/2059 1,171 172
Maricopa County Industrial Development Authority
4.00%, 10/15/2047
(d)
1,000 885
Navajo Nation
5.50%, 12/01/2030
(d)
2,500 2,504
$ 3,561
Arkansas - 2.25%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(d)
1,000 1,021
5.45%, 09/01/2052 1,000 1,008
6.88%, 07/01/2048
(d)
2,000 2,158
$ 4,187
California - 10.32%
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty )
5.00%, 10/01/2052
(e)
1,000 1,037
Bay Area Toll Authority
2.60%, 04/01/2056 5 3
California Educational Facilities Authority
5.00%, 05/01/2049 390 452
5.00%, 04/01/2051 2,200 2,533
California Infrastructure & Economic Development
Bank
12.00%, 01/01/2065
(c),(d)
1,275 689
California Pollution Control Financing Authority
5.00%, 07/01/2038
(d)
1,115 1,220
California Public Finance Authority
6.50%, 06/01/2054
(d)
5,000 4,878
6.75%, 07/01/2065
(d)
2,500 2,694
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,021
City of Los Angeles Department of Airports
5.00%, 05/15/2037
(f)
1,421 1,564
La Verne Public Financing Authority
7.25%, 09/01/2026 80 80
San Francisco City & County Airport Comm-San
Francisco International Airport
5.25%, 05/01/2049 1,500 1,587
State of California
5.00%, 08/01/2045 1,000 1,119
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Tender Option Bond Trust Receipts/Certificates
1.80%, 05/01/2028
(c),(d)
$ 100 $ 100
1.80%, 11/01/2043
(c),(d)
215 215
$ 19,192
Colorado - 0.54%
Regional Transportation District
4.00%, 07/15/2040 1,000 1,001
Connecticut - 0.92%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(d)
1,700 1,714
Florida - 12.78%
City of Gainesville FL Utilities System Revenue
1.90%, 10/01/2042
(c)
300 300
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(f)
3,000 3,020
County of Miami-Dade FL Water & Sewer System
Revenue
5.00%, 10/01/2055 1,000 1,043
County of Palm Beach FL
5.75%, 10/01/2065
(d)
1,000 1,036
Florida Development Finance Corp
4.38%, 10/01/2054
(c),(d)
2,000 2,030
4.45%, 07/01/2037
(c),(d)
2,000 2,042
5.25%, 08/01/2029
(d)
1,000 1,040
5.25%, 08/01/2055 1,000 1,028
6.13%, 07/01/2032
(c),(d)
2,000 2,003
Greater Orlando Aviation Authority
5.25%, 10/01/2049
(f)
2,000 2,103
5.50%, 11/01/2037 1,500 1,644
Ocean Highway & Port Authority
5.50%, 12/01/2049
(d)
1,500 1,212
Palm Beach County Health Facilities Authority
5.25%, 11/01/2055 610 621
5.75%, 11/01/2050 1,000 1,061
7.63%, 05/15/2058 1,000 1,113
Village Community Development District No 15
4.80%, 05/01/2055
(d)
1,500 1,461
Village Community Development District No 16
5.13%, 05/01/2056 1,000 1,005
$ 23,762
Georgia - 4.42%
Atlanta Development Authority/The
0.00%, 12/15/2048
(a),(d)
4,000 3,643
5.50%, 04/01/2039
(d)
2,000 2,095
Development Authority of Burke County/The
1.85%, 11/01/2052
(c)
500 500
2.05%, 07/01/2049
(c)
400 400
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(d)
1,528 1,586
$ 8,224
Illinois - 5.89%
City of Chicago IL
6.00%, 01/01/2050 1,500 1,578
Illinois State Toll Highway Authority
4.00%, 01/01/2046 590 555
5.00%, 01/01/2040
(f)
5,000 5,013
5.00%, 01/01/2047
(f)
600 640
5.25%, 01/01/2043
(f)
1,500 1,657
State of Illinois
5.50%, 05/01/2047 1,435 1,513
$ 10,956
Indiana - 0.46%
City of Whiting IN
3.00%, 11/01/2051 1,145 853
Kansas - 0.52%
City of Wichita KS
6.00%, 05/15/2054 1,000 974

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Kentucky - 0.54%
City of Henderson KY
4.45%, 01/01/2042
(d)
$ 1,000 $ 1,011
Louisiana - 2.78%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(d)
700 702
5.50%, 11/01/2039
(d)
400 418
5.65%, 11/01/2037
(d)
600 632
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(a)
278 —
Parish of St James LA
2.20%, 11/01/2040
(c)
100 100
6.35%, 10/01/2040
(d)
3,000 3,317
$ 5,169
Maine - 0.58%
Finance Authority of Maine
5.00%, 08/01/2035
(d)
1,000 1,083
Maryland - 0.30%
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(a),(e)
1,500 455
Tender Option Bond Trust Receipts/Certificates
2.07%, 07/01/2032
(c),(d)
100 100
$ 555
Michigan - 0.81%
City of Detroit MI
5.00%, 04/01/2050 1,000 1,012
Michigan State Building Authority
1.98%, 04/15/2058
(c)
500 500
$ 1,512
Mississippi - 0.49%
Mississippi Business Finance Corp
2.00%, 11/01/2035
(c)
400 400
2.00%, 11/01/2035
(c)
320 320
2.07%, 12/01/2030
(c)
200 200
$ 920
Montana - 0.76%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,412
Nevada - 1.12%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(f)
1,400 1,449
5.25%, 07/01/2049
(f)
600 630
State of Nevada Department of Business & Industry
0.00%, 12/15/2037
(a),(d)
702 —
$ 2,079
New Hampshire - 1.10%
New Hampshire Business Finance Authority
4.38%, 09/20/2036 951 991
New Hampshire Health and Education Facilities
Authority Act (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
5.00%, 08/01/2059
(e)
1,000 1,061
$ 2,052
New Jersey - 0.68%
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2050 1,000 1,061
Tender Option Bond Trust Receipts/Certificates
1.85%, 03/01/2032
(c),(d)
200 200
$ 1,261
New York - 18.04%
Albany Capital Resource Corp
5.50%, 05/01/2055 1,000 1,070
Build NYC Resource Corp
7.00%, 12/15/2065
(d)
1,000 1,003
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
Genesee County Funding Corp/The
5.50%, 12/01/2055 $ 1,000 $ 1,044
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.50%, 05/01/2042 1,000 1,142
New York Liberty Development Corp
5.25%, 10/01/2035 1,300 1,558
New York State Dormitory Authority
5.00%, 10/01/2048
(f)
500 564
5.00%, 10/01/2050
(f)
1,000 1,119
5.25%, 10/01/2049 2,000 2,036
5.50%, 05/01/2049 3,200 3,351
New York State Environmental Facilities Corp
5.12%, 09/01/2050
(c),(d)
1,000 1,055
New York Transportation Development Corp
4.00%, 10/31/2041 1,000 987
5.00%, 01/01/2034 1,000 1,032
5.38%, 08/01/2036 1,050 1,107
5.63%, 04/01/2040 1,000 1,070
6.00%, 06/30/2054 1,100 1,154
6.00%, 06/30/2059 2,000 2,133
New York Transportation Development Corp (credit
support from Assured Guaranty )
5.50%, 06/30/2044
(e)
1,210 1,286
Oneida Indian Nation of New York
6.00%, 09/01/2043
(d)
3,000 3,278
Suffolk Regional Off-Track Betting Corp
6.00%, 12/01/2053 3,000 3,069
Westchester County Local Development Corp
6.38%, 12/01/2055
(d),(g)
1,000 1,028
6.50%, 12/01/2065
(d),(g)
1,500 1,545
Western Regional Off-Track Betting Corp
4.13%, 12/01/2041
(d)
2,000 1,914
$ 33,545
North Carolina - 0.85%
Charlotte-Mecklenburg Hospital Authority/The
1.90%, 01/15/2048
(c)
500 500
Columbus County Industrial Facilities & Pollution
Control Financing Authority
4.20%, 05/01/2034 1,000 1,075
$ 1,575
Ohio - 3.45%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,650 2,188
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(d)
800 622
4.50%, 12/01/2055
(d)
1,210 983
County of Hamilton OH
5.50%, 08/01/2051 1,000 1,030
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(d)
1,000 952
State of Ohio
2.15%, 01/15/2045
(c)
250 250
2.15%, 01/15/2049
(c)
400 400
$ 6,425
Oklahoma - 0.81%
Tender Option Bond Trust Receipts/
Certificates (credit support from Build America
Mutual Assurance Corp - Transfer Custodial
Receipt )
1.94%, 07/01/2026
(c),(d),(e)
500 500
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,005
$ 1,505
Oregon - 0.16%
Port of Portland OR Airport Revenue
2.10%, 07/01/2026
(c)
290 290

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2026 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania - 4.96%
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 $ 1,000 $ 1,000
Pennsylvania Economic Development Financing
Authority
5.45%, 01/01/2051
(c),(d)
2,000 2,193
5.50%, 11/01/2044 2,000 2,001
6.88%, 09/01/2047
(d)
2,000 2,155
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 2,000 1,877
$ 9,226
Puerto Rico - 2.43%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(a)
133 98
0.00%, 11/01/2043
(a),(c)
397 271
4.00%, 07/01/2033 1 1
4.00%, 07/01/2037 80 80
4.00%, 07/01/2041 1 1
4.00%, 07/01/2046 113 102
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.75%, 01/01/2045 1,480 1,695
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
5.00%, 07/01/2058 2,325 2,277
$ 4,525
Rhode Island - 0.53%
Rhode Island Health and Educational Building
Corp (credit support from Assured Guaranty )
5.00%, 07/01/2065
(e)
1,000 994
South Carolina - 0.47%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2040
(a),(d)
1,000 110
0.00%, 06/01/2051
(a),(d)
2,000 220
5.25%, 11/15/2052 560 550
$ 880
Tennessee - 0.97%
Metropolitan Nashville Airport Authority/The
5.25%, 07/01/2056 1,000 1,046
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(d)
750 766
$ 1,812
Texas - 6.67%
City of Houston TX Airport System Revenue
4.00%, 07/01/2041 1,000 945
4.00%, 07/15/2041 500 473
5.50%, 07/15/2038 1,500 1,650
New Hope Cultural Education Facilities Finance
Corp
6.50%, 07/01/2056
(d)
4,200 4,197
Port of Beaumont Navigation District
4.00%, 01/01/2050
(d)
3,000 2,355
5.13%, 01/01/2044
(d)
1,000 1,001
5.25%, 01/01/2054
(d)
505 487
Port of Port Arthur Navigation District
2.10%, 05/01/2033
(c)
300 300
Tarrant County Cultural Education Facilities
Finance Corp
4.13%, 12/01/2054 1,000 914
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 75 77
$ 12,399
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Utah - 4.64%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2040
(f)
$ 960 $ 1,070
5.25%, 07/01/2042
(f)
960 1,072
5.50%, 07/01/2050
(f)
640 684
5.50%, 07/01/2055
(f)
640 676
Mida Mountain Village Public Infrastructure District
5.13%, 06/15/2054
(d)
1,500 1,501
6.00%, 06/15/2054
(d)
1,500 1,547
Tech Ridge Public Infrastructure District
6.25%, 12/01/2054
(d)
2,000 2,079
$ 8,629
Virginia - 1.02%
Virginia Beach Development Authority
7.00%, 09/01/2059 1,000 1,097
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 805
$ 1,902
Washington - 0.55%
Washington Economic Development Finance
Authority
5.87%, 12/01/2045
(c)
1,000 1,017
West Virginia - 0.59%
West Virginia Economic Development Authority
5.45%, 01/01/2055
(c),(d)
1,000 1,096
Wisconsin - 4.87%
Appleton Redevelopment Authority
2.35%, 06/01/2036
(c)
1,000 1,000
Public Finance Authority
5.00%, 09/01/2039
(d)
1,000 1,029
5.00%, 06/01/2041
(d)
1,000 1,023
5.25%, 06/15/2055 1,000 1,010
5.50%, 06/15/2055 750 760
5.75%, 06/15/2055 750 748
5.75%, 06/30/2060 1,000 1,047
6.50%, 06/30/2060 1,135 1,263
Tender Option Bond Trust Receipts/Certificates
2.16%, 07/01/2028
(c),(d)
400 400
Wisconsin Health & Educational Facilities Authority
6.50%, 07/01/2033 300 300
7.00%, 07/01/2043 500 472
$ 9,052
TOTAL MUNICIPAL BONDS $ 198,842
Total Investments $ 200,431
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (7.29)%
Notes with interest rates of 1.91% -2.00% at
February 28, 2026 and contractual maturity of
collateral from 2026-2049.
(h)
$ (13,560) (13,560)
Total Net Investments $ 186,871
Other Assets and Liabilities -  (0.47)% (868)
TOTAL NET ASSETS - 100.00% $ 186,003
(a) Non-income producing security
(b) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $82,797 or 44.51% of net assets.
(e) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2026 (unaudited)
See accompanying notes.

(f) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(g) Security purchased on a when-issued basis.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
February 28, 2026.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .26 % Shares Held Value (000's)
Money Market Funds - 2 .26%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(a),(b)
2,004,389 $ 2,004
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(a),(b),(c)
35,694,714 35,695
$ 37,699
TOTAL INVESTMENT COMPANIES $ 37,699
COMMON STOCKS - 98 .56 % Shares Held Value (000's)
Advertising - 0 .54%
Omnicom Group Inc 106,393 $ 9,074
Banks - 8 .21%
Cullen/Frost Bankers Inc 232,693 32,162
East West Bancorp Inc 372,151 40,732
ServisFirst Bancshares Inc 335,599 27,187
Wintrust Financial Corp 254,386 36,647
$ 136,728
Building Materials - 0 .87%
Owens Corning 118,669 14,486
Chemicals - 1 .27%
RPM International Inc 184,787 21,088
Commercial Services - 1 .71%
Service Corp International/US 186,856 15,730
Verisk Analytics Inc 61,649 12,796
$ 28,526
Computers - 3 .83%
Amdocs Ltd 320,598 22,378
Leidos Holdings Inc 191,164 33,473
Western Digital Corp 28,653 8,014
$ 63,865
Consumer Products - 1 .39%
Avery Dennison Corp 118,303 23,229
Distribution & Wholesale - 1 .81%
LKQ Corp 494,889 16,386
Watsco Inc
(d)
32,808 13,692
$ 30,078
Diversified Financial Services - 4 .66%
Federal Agricultural Mortgage Corp 148,529 23,417
Hamilton Lane Inc 291,314 30,570
Raymond James Financial Inc 154,114 23,592
$ 77,579
Electric - 3 .52%
Alliant Energy Corp 276,068 19,971
IDACORP Inc 159,089 22,904
NRG Energy Inc 88,069 15,761
$ 58,636
Electrical Components & Equipment - 1 .63%
Littelfuse Inc 77,218 27,216
Electronics - 4 .93%
Hubbell Inc 61,941 31,691
nVent Electric PLC 297,270 35,185
TD SYNNEX Corp 96,806 15,180
$ 82,056
Engineering & Construction - 1 .74%
Comfort Systems USA Inc 20,253 28,949
Entertainment - 0 .47%
Warner Music Group Corp 271,112 7,754
Food - 2 .55%
Ingredion Inc 242,298 28,460
Marzetti Company/The 85,621 14,071
$ 42,531
Gas - 1 .51%
NiSource Inc 532,490 25,187
Hand & Machine Tools - 4 .36%
Lincoln Electric Holdings Inc 83,970 24,104
MSA Safety Inc 116,991 22,861
Snap-on Inc 66,532 25,629
$ 72,594
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 3 .24%
Bio-Techne Corp 264,932 $ 15,631
STERIS PLC 151,855 38,321
$ 53,952
Healthcare - Services - 3 .61%
Concentra Group Holdings Parent Inc 935,137 22,406
Quest Diagnostics Inc 177,606 37,636
$ 60,042
Home Builders - 1 .15%
LCI Industries 143,699 19,141
Insurance - 4 .22%
Assured Guaranty Ltd 251,272 21,662
Equitable Holdings Inc 615,781 24,767
Fidelity National Financial Inc 451,317 23,865
$ 70,294
Iron & Steel - 1 .28%
Reliance Inc 67,634 21,348
Leisure Products & Services - 3 .15%
Acushnet Holdings Corp 263,488 26,963
Brunswick Corp/DE 319,589 25,445
$ 52,408
Lodging - 1 .07%
Hyatt Hotels Corp
(d)
110,713 17,880
Machinery - Diversified - 4 .80%
AGCO Corp 224,579 30,655
Crane Co 144,367 28,950
Nordson Corp 69,150 20,291
$ 79,896
Media - 1 .51%
Nexstar Media Group Inc 99,903 25,078
Metal Fabrication & Hardware - 1 .42%
Timken Co/The 218,018 23,629
Oil & Gas - 3 .15%
Expand Energy Corp 108,416 11,700
HF Sinclair Corp 235,964 11,801
Magnolia Oil & Gas Corp 302,737 8,422
Permian Resources Corp 1,120,046 20,486
$ 52,409
Packaging & Containers - 2 .26%
Packaging Corp of America 162,329 37,683
Pipelines - 2 .46%
DT Midstream Inc 101,548 14,099
Targa Resources Corp 113,699 26,810
$ 40,909
REITs - 8 .49%
Agree Realty Corp 334,802 26,945
BXP Inc 167,788 9,661
Camden Property Trust 122,419 13,263
Cousins Properties Inc 521,551 12,079
EastGroup Properties Inc 103,422 20,303
Essential Properties Realty Trust Inc 627,948 21,313
Four Corners Property Trust Inc 476,069 12,149
Regency Centers Corp 182,943 14,453
Terreno Realty Corp 169,806 11,217
$ 141,383
Retail - 3 .97%
Dick's Sporting Goods Inc 113,713 23,156
Domino's Pizza Inc 26,457 10,649
Williams-Sonoma Inc 157,030 32,293
$ 66,098
Semiconductors - 5 .46%
Amkor Technology Inc 793,061 37,924
MKS Inc 216,520 52,931
$ 90,855
Shipbuilding - 1 .27%
Huntington Ingalls Industries Inc 47,692 21,200

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2026 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .05%
CH Robinson Worldwide Inc 94,529 $ 17,511
TOTAL COMMON STOCKS $ 1,641,292
Total Investments $ 1,678,991
Other Assets and Liabilities -  (0.82)% (13,701)
TOTAL NET ASSETS - 100.00% $ 1,665,290
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $21,554 or
1.29% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $20,938 or 1.26% of net assets.
Affiliated Securities August 31, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 21,309 $ 231,376 $ 216,990 $ 35,695
$ 21,309 $ 231,376 $ 216,990 $ 35,695
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 338 $ — $ — $ —
$ 338 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2026 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .83 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .76%
Invesco Preferred ETF
(a)
3,431,414 $ 39,118
Money Market Funds - 2 .07%
BlackRock Liquidity FedFund - Institutional Class
3.56%
(b),(c)
6,428,478 6,428
Principal Funds, Inc - Government Money Market
Fund - Class R-6 3.56%
(b),(c),(d)
101,002,574 101,003
$ 107,431
TOTAL INVESTMENT COMPANIES $ 146,549
CONVERTIBLE PREFERRED STOCKS
- 0 .06 % Shares Held Value (000's)
Banks - 0 .06%
Wells Fargo & Co 7.50%
(e)
2,374 $ 2,925
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,925
PREFERRED STOCKS - 10 .56 % Shares Held Value (000's)
Banks - 4 .76%
Bank of America Corp 4.25%, 11/17/2026
(e)
7,500 $ 133
Bank of America Corp 4.38%, 04/01/2026
(e)
293,847 5,407
Bank of America Corp 4.58%, 04/02/2026
(e)
200,640 3,902
CME Term Secured Overnight Financing
Rate 3 Month + 0.91%
Bank of New York Mellon Corp/The 6.15%,
03/20/2030
(e)
871,531 22,494
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Citigroup Inc 0.00%, 02/15/2031
(e),(f)
149,910 3,808
Citizens Financial Group Inc 5.00%, 04/06/2026
(e)
15,373 307
Citizens Financial Group Inc 6.50%, 10/06/2030
(e)
609,059 15,537
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Citizens Financial Group Inc 7.38%, 07/06/2029
(e)
669,818 17,583
Cullen/Frost Bankers Inc 4.45%, 06/15/2026
(e)
298,372 5,350
Fifth Third Bancorp 0.00%, 10/01/2030
(e),(f)
54,147 1,394
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
First Horizon Corp 4.70%, 07/10/2026
(e)
2,478 47
First Horizon Corp 6.50%, 04/10/2026
(e)
5,587 138
Goldman Sachs Group Inc/The 4.59%,
04/02/2026
(a),(e)
31,810 633
CME Term Secured Overnight Financing
Rate 3 Month + 0.93%
Huntington Bancshares Inc/OH 6.88%,
04/15/2028
(a),(e)
67,019 1,722
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%
JPMorgan Chase & Co 4.75%, 06/01/2026
(e)
109,347 2,235
JPMorgan Chase & Co 5.75%, 06/01/2026
(a),(e)
7,628 191
KeyCorp 5.65%, 06/15/2026
(e)
57,334 1,251
KeyCorp 6.13%, 12/15/2026
(a),(e)
725,741 18,354
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(e)
388,382 9,942
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
M&T Bank Corp 5.63%, 12/15/2026
(e)
11,592 293
CME Term Secured Overnight Financing
Rate 3 Month + 4.28%
M&T Bank Corp 6.35%, 12/15/2030
(e)
210,186 5,297
M&T Bank Corp 7.50%, 06/15/2029
(e)
150,526 4,042
Morgan Stanley 5.85%, 04/15/2027
(e)
629,481 15,630
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
440,682 11,374
Morgan Stanley 6.63%, 10/15/2029
(a),(e)
467,149 12,333
Northern Trust Corp 4.70%, 07/01/2026
(e)
206,006 4,075
Regions Financial Corp 4.45%, 06/15/2026
(a),(e)
311,305 5,479
Regions Financial Corp 5.70%, 05/15/2029
(e)
338,586 8,309
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 6.95%, 09/15/2029
(e)
845,886 $ 21,908
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Truist Financial Corp 4.75%, 06/01/2026
(e)
462,909 8,911
UMB Financial Corp 7.75%, 07/15/2030
(e)
447,600 11,996
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%
US Bancorp 4.00%, 04/15/2026
(e)
54,816 914
US Bancorp 4.53%, 04/02/2026
(a),(e)
116,001 2,198
CME Term Secured Overnight Financing
Rate 3 Month + 0.86%
US Bancorp 5.50%, 04/02/2026
(a),(e)
117,583 2,760
Webster Financial Corp 5.25%, 04/02/2026
(e)
194,856 4,053
Webster Financial Corp 6.50%, 03/31/2026
(e)
37,427 931
Wells Fargo & Co 4.38%, 06/15/2026
(e)
33,835 615
Wells Fargo & Co 4.70%, 06/15/2026
(e)
39,138 763
Wells Fargo & Co 4.75%, 06/15/2026
(e)
73,015 1,451
Wintrust Financial Corp 7.88%, 07/15/2030
(e)
467,120 12,472
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
$ 246,232
Diversified Financial Services - 0 .55%
Affiliated Managers Group Inc 4.20%, 09/30/2061 178,026 2,786
Affiliated Managers Group Inc 4.75%, 09/30/2060 14,241 250
Affiliated Managers Group Inc 5.88%, 03/30/2059 147,028 3,111
Capital One Financial Corp 4.25%, 09/01/2026
(e)
103,648 1,710
Capital One Financial Corp 4.80%, 06/01/2026
(e)
227,766 4,230
Capital One Financial Corp 5.00%, 06/01/2026
(e)
252,621 4,962
Stifel Financial Corp 4.50%, 08/15/2026
(a),(e)
558,669 9,699
Stifel Financial Corp 6.13%, 04/02/2026
(a),(e)
5,715 137
Voya Financial Inc 5.35%, 09/15/2029
(e)
62,038 1,493
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 28,378
Electric - 1 .41%
CMS Energy Corp 5.88%, 03/01/2079 142,374 3,314
CMS Energy Corp 5.88%, 10/15/2078
(a)
283,450 6,647
DTE Energy Co 4.38%, 12/01/2081 342,879 5,932
DTE Energy Co 5.25%, 12/01/2077 381,382 8,478
DTE Energy Co 6.25%, 10/01/2085 188,292 4,717
Entergy Arkansas LLC 4.88%, 09/01/2066
(a)
42,249 893
Entergy Louisiana LLC 4.88%, 09/01/2066 125,440 2,588
Entergy Texas Inc 5.38%, 04/02/2026
(a),(e)
42,934 1,015
Georgia Power Co 5.00%, 10/01/2077 143,095 3,328
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(a)
98,197 2,350
NextEra Energy Capital Holdings Inc 6.50%,
06/01/2085
304,235 7,715
Southern Co/The 4.95%, 01/30/2080 248,873 5,199
Southern Co/The 5.25%, 12/01/2077
(a)
550,514 12,188
Xcel Energy Inc 6.25%, 10/15/2085 349,684 8,725
$ 73,089
Gas - 0 .02%
Spire Inc 0.00%, 03/01/2086
(a),(f)
44,602 1,111
Insurance - 1 .25%
Allstate Corp/The 4.75%, 04/15/2026
(e)
135,447 2,659
Allstate Corp/The 5.10%, 04/15/2026
(e)
47,311 1,007
Allstate Corp/The 7.08%, 01/15/2053
(a)
208,793 5,479
CME Term Secured Overnight Financing
Rate 3 Month + 3.43%
Allstate Corp/The 7.38%, 07/15/2028
(e)
229,165 6,119
American Financial Group Inc/OH 4.50%,
09/15/2060
92,709 1,589
American Financial Group Inc/OH 5.63%,
06/01/2060
(a)
126,716 2,656
American Financial Group Inc/OH 5.88%,
03/30/2059
95,443 2,106
Arch Capital Group Ltd 4.55%, 06/11/2026
(a),(e)
121,539 2,139
Arch Capital Group Ltd 5.45%, 04/01/2026
(e)
54,066 1,124

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2026 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Assurant Inc 5.25%, 01/15/2061 41,739 $ 856
Corebridge Financial Inc 6.38%, 12/15/2064 34,735 818
Equitable Holdings Inc 4.30%, 04/01/2026
(e)
538,652 8,920
Equitable Holdings Inc 5.25%, 06/15/2026
(e)
461,567 9,499
Globe Life Inc 4.25%, 06/15/2061 119,083 2,017
Prudential Financial Inc 5.63%, 08/15/2058 169,114 4,093
Prudential Financial Inc 5.95%, 09/01/2062 166,189 4,105
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
236,913 3,781
RenaissanceRe Holdings Ltd 5.75%, 04/02/2026
(e)
23,682 526
Unum Group 6.25%, 06/15/2058 9,636 225
W R Berkley Corp 4.13%, 03/30/2061
(a)
117,926 2,019
W R Berkley Corp 5.10%, 12/30/2059 150,258 3,062
$ 64,799
Pipelines - 0 .26%
TransCanada PipeLines Ltd 6.25%, 11/01/2085
(a)
548,349 13,484
REITs - 1 .67%
Digital Realty Trust Inc 5.20%, 04/02/2026
(e)
30,204 625
Digital Realty Trust Inc 5.25%, 04/01/2026
(e)
31,800 669
Digital Realty Trust Inc 5.85%, 04/01/2026
(e)
76,850 1,831
Federal Realty Investment Trust 5.00%,
04/01/2026
(e)
155,168 3,151
Kimco Realty Corp 5.13%, 04/02/2026
(e)
110,113 2,239
Kimco Realty Corp 5.25%, 04/02/2026
(e)
359,137 7,488
Prologis Inc 8.54%, 11/13/2026
(e)
107,451 5,700
Public Storage 3.88%, 04/02/2026
(e)
117,394 1,825
Public Storage 3.90%, 03/31/2026
(e)
119,562 1,889
Public Storage 3.95%, 08/17/2026
(e)
79,355 1,262
Public Storage 4.00%, 06/16/2026
(e)
894,470 14,392
Public Storage 4.00%, 11/19/2026
(e)
471,069 7,570
Public Storage 4.10%, 01/13/2027
(e)
128,309 2,108
Public Storage 4.13%, 04/01/2026
(e)
567,023 9,515
Public Storage 4.63%, 04/01/2026
(e)
470,706 8,812
Public Storage 4.70%, 04/02/2026
(e)
332,599 6,286
Public Storage 4.75%, 04/02/2026
(e)
253,963 4,902
Public Storage 5.60%, 04/02/2026
(e)
251,400 5,905
Rexford Industrial Realty Inc 5.88%, 04/02/2026
(e)
20,500 461
$ 86,630
Telecommunications - 0 .64%
AT&T Inc 4.75%, 04/02/2026
(e)
1,678,335 32,694
AT&T Inc 5.00%, 04/02/2026
(a),(e)
22,144 462
$ 33,156
TOTAL PREFERRED STOCKS $ 546,879
BONDS - 87 .20%
Principal
Amount (000's) Value (000's)
Banks - 59 .43%
Banco Bilbao Vizcaya Argentaria SA
7.75%, 01/14/2032
(e),(g),(h)
$ 45,000 $ 48,312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
9.38%, 03/19/2029
(e),(g),(h)
41,200 45,896
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco Santander SA
8.00%, 02/01/2034
(e),(g),(h)
4,600 5,074
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
9.63%, 11/21/2028
(e),(g),(h)
42,000 46,646
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
9.63%, 05/21/2033
(e),(g),(h)
39,000 47,026
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.30%
Bank of America Corp
6.13%, 04/27/2027
(e),(g)
27,236 27,598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 07/26/2030
(e),(g)
86,175 88,671
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
6.63%, 05/01/2030
(e),(g)
$ 48,600 $ 50,880
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
8.05%, 06/15/2027
(a)
6,112 6,393
Bank of Montreal
6.88%, 11/26/2085
(g)
26,150 26,972
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%
7.30%, 11/26/2084
(g)
17,000 18,101
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.70%, 05/26/2084
(g)
37,793 40,031
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.75%, 12/20/2026
(e),(g)
43,050 42,406
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
5.63%, 03/20/2031
(e),(g),(i)
19,200 19,196
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%
5.95%, 12/20/2030
(e),(g)
1,100 1,129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.27%
Bank of Nova Scotia/The
6.88%, 10/27/2085
(g)
55,200 56,994
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.35%, 04/27/2085
(g)
25,300 26,535
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(g)
27,045 28,939
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(g)
39,003 41,227
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
7.63%, 03/15/2035
(e),(g),(h)
18,300 19,431
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.69%
8.00%, 03/15/2029
(a),(e),(g),(h)
3,600 3,839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
9.63%, 12/15/2029
(e),(g),(h)
71,400 80,947
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
6.88%, 12/15/2033
(e),(g),(h),(j)
4,800 4,825
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
7.38%, 09/10/2034
(e),(g),(h),(j)
34,000 35,715
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
7.45%, 06/27/2035
(e),(g),(h),(j)
7,500 7,923
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
7.75%, 08/16/2029
(e),(g),(h),(j)
50,000 53,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(g),(h)
10,048 10,694
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
8.00%, 08/22/2031
(e),(g),(h),(j)
20,000 21,844
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA (continued)
8.50%, 08/14/2028
(e),(g),(h),(j)
$ 8,400 $ 8,979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.35%
Canadian Imperial Bank of Commerce
6.50%, 07/28/2086
(g)
5,000 5,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
6.95%, 01/28/2085
(g)
13,600 14,063
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
7.00%, 10/28/2085
(g)
24,850 25,764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citigroup Inc
6.50%, 05/15/2031
(e),(g)
19,469 19,761
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
6.63%, 02/15/2031
(e),(g)
68,807 71,131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.75%, 02/15/2030
(a),(e),(g)
15,800 16,163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%
6.88%, 08/15/2030
(e),(g)
11,000 11,278
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
6.95%, 02/15/2030
(e),(g)
10,100 10,384
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%
7.00%, 08/15/2034
(e),(g)
37,855 39,916
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%
7.13%, 08/15/2029
(e),(g)
645 667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
7.38%, 05/15/2028
(e),(g)
24,600 25,663
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(a),(e),(g)
34,319 34,126
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
7.07%, 04/06/2026
(a),(e)
2,000 2,001
CME Term Secured Overnight Financing
Rate 3 Month + 3.42%
Credit Agricole SA
7.13%, 09/23/2035
(e),(g),(h),(j)
61,700 64,907
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.58%
Deutsche Bank AG
8.13%, 04/30/2030
(a),(e),(g),(h)
25,800 27,704
USD Secured Overnight Financing Rate
Spread-Adj. ICE Swap Rate 5 Year + 4.36%
DNB Bank ASA
7.38%, 05/30/2029
(e),(g),(h)
4,000 4,208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Goldman Sachs Group Inc/The
6.13%, 11/10/2034
(a),(e),(g)
29,100 29,985
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%
6.85%, 02/10/2030
(e),(g)
51,500 53,930
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(e),(g)
15,500 16,501
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
$ 15,900 $ 16,056
USD Swap Rate NY 5 Year + 3.75%
6.50%, 03/23/2028
(e),(g),(h)
5,600 5,720
USD Swap Rate NY 5 Year + 3.61%
6.88%, 09/11/2029
(a),(e),(g),(h)
5,000 5,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.30%
6.95%, 03/11/2034
(e),(g),(h)
6,000 6,325
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
7.05%, 06/05/2030
(e),(g),(h)
8,300 8,645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(g)
73,226 72,719
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(g)
33,673 34,508
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
6.25%, 10/15/2030
(a),(e),(g)
41,210 41,515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
ING Groep NV
7.00%, 11/16/2032
(e),(g),(h)
81,000 84,199
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.59%
7.25%, 11/16/2034
(e),(g),(h)
30,400 32,566
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 4.08%
JPMorgan Chase & Co
4.88%, 01/15/2087 4,000 3,750
CME Term Secured Overnight Financing
Rate 3 Month + 1.21%
6.50%, 04/01/2030
(e),(g)
50,200 52,584
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
6.88%, 06/01/2029
(e),(g)
50,710 53,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
KeyCorp
5.00%, 09/15/2026
(e),(g)
6,211 6,193
CME Term Secured Overnight Financing
Rate 3 Month + 3.87%
KeyCorp Capital III
7.75%, 07/15/2029 11,200 12,035
Lloyds Banking Group PLC
6.63%, 09/27/2035
(e),(g),(h)
9,800 9,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
6.75%, 06/27/2026
(e),(g),(h)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
6.75%, 09/27/2031
(a),(e),(g),(h)
15,000 15,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
8.00%, 09/27/2029
(a),(e),(g),(h)
6,400 6,953
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
37,118 36,681
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(g)
6,305 6,311
CME Term Secured Overnight Financing
Rate 3 Month + 3.78%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(a),(e),(g),(h),(j)
$ 21,000 $ 21,253
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(g),(h)
5,000 5,060
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
7.30%, 11/19/2034
(e),(g),(h)
6,800 7,219
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
8.13%, 11/10/2033
(e),(g),(h)
67,005 75,567
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Nordea Bank Abp
6.30%, 09/25/2031
(e),(g),(h),(j)
43,100 44,238
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.75%, 11/10/2033
(e),(g),(h),(j)
22,400 23,140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
PNC Financial Services Group Inc/The
6.00%, 05/15/2027
(e),(g)
6,000 6,050
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(e),(g)
9,200 9,345
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(g)
111,020 115,136
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Royal Bank of Canada
6.35%, 11/24/2084
(g)
45,550 45,117
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
6.50%, 11/24/2085
(g)
46,600 46,563
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
6.50%, 05/24/2086
(g)
9,900 9,888
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
6.75%, 08/24/2085
(g)
12,100 12,554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%
7.50%, 05/02/2084
(a),(g)
47,500 50,149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Societe Generale SA
8.50%, 03/25/2034
(e),(g),(h),(j)
24,000 26,695
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
9.38%, 11/22/2027
(e),(g),(h),(j)
3,800 4,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
10.00%, 11/14/2028
(e),(g),(h),(j)
30,100 33,224
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Standard Chartered PLC
4.75%, 01/14/2031
(e),(g),(h)
10,000 9,508
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
7.00%, 11/14/2035
(e),(g),(h),(j)
20,500 21,188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
7.01%, 07/30/2037
(e),(g),(j)
9,200 9,712
3 Month USD LIBOR + 1.46%
7.63%, 01/16/2032
(a),(e),(g),(h),(j)
16,600 17,777
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC (continued)
7.75%, 08/15/2027
(e),(g),(h),(j)
$ 35,000 $ 36,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
State Street Corp
6.45%, 09/15/2030
(e),(g)
11,100 11,593
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.70%, 09/15/2029
(e),(g)
51,193 53,860
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
6.70%, 03/15/2029
(e),(g)
52,160 54,609
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Swedbank AB
7.63%, 03/17/2028
(e),(g),(h)
13,000 13,643
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
7.75%, 03/17/2030
(e),(g),(h)
14,800 16,058
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Toronto-Dominion Bank/The
6.35%, 10/31/2085
(g)
27,200 27,640
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
8.13%, 10/31/2082
(g)
24,600 25,738
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
5.10%, 03/01/2030
(e),(g)
35,906 36,310
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
UBS Group AG
6.60%, 08/05/2030
(e),(g),(h),(j)
17,200 17,303
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.12%
6.63%, 01/08/2031
(e),(g),(h),(j)
5,250 5,260
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.24%
6.85%, 09/10/2029
(e),(g),(h),(j)
17,000 17,341
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.63%
7.00%, 02/10/2030
(e),(g),(h),(j)
15,600 15,938
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.00%, 02/05/2035
(e),(g),(h),(j)
21,300 21,636
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
7.00%, 01/08/2036
(e),(g),(h),(j)
7,000 7,046
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.32%
7.00%, 02/05/2035
(a),(e),(g),(h)
1,000 1,014
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.30%
7.00%, 02/10/2030
(e),(g),(h)
7,500 7,663
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.08%
7.13%, 08/10/2034
(e),(g),(h),(j)
7,000 7,172
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 3.18%
9.25%, 11/13/2033
(e),(g),(h),(j)
37,000 43,271
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
9.25%, 11/13/2028
(e),(g),(h),(j)
17,000 18,531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG (continued)
9.25%, 11/13/2033
(e),(g),(h)
$ 19,480 $ 22,782
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.76%
US Bancorp
3.70%, 01/15/2027
(e),(g)
6,143 6,086
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
5.08%, 01/15/2027
(e),(j)
1,500 1,277
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
Wells Fargo & Co
6.85%, 09/15/2029
(e),(g)
57,985 61,154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
7.63%, 09/15/2028
(e),(g)
47,100 50,263
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
7.95%, 11/15/2029 3,700 4,176
$ 3,076,991
Diversified Financial Services - 1 .43%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(g)
30,840 30,634
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 12/01/2030
(e),(g)
40 38
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
Julius Baer Group Ltd
6.88%, 06/09/2027
(e),(g),(h)
5,000 5,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
Nomura Holdings Inc
7.00%, 07/15/2030
(e),(g),(h)
1,200 1,256
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%
Voya Financial Inc
4.70%, 01/23/2048
(g)
16,155 15,528
3 Month USD LIBOR + 2.08%
7.76%, 09/15/2028
(e),(g)
20,306 21,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 73,864
Electric - 5 .58%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
20,950 20,645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.80%, 03/15/2056
(g)
3,000 3,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%
6.05%, 03/15/2056
(g)
9,600 9,634
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%
6.95%, 12/15/2054
(g)
10,000 10,807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(g)
18,600 19,591
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
6.20%, 02/15/2056
(g)
$ 19,515 $ 19,867
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
6.63%, 05/15/2055
(g)
35,600 36,954
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
6.88%, 02/01/2055
(g)
18,800 19,686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
7.00%, 06/01/2054
(g)
22,400 24,317
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%
Duke Energy Corp
3.25%, 01/15/2082
(g)
4,000 3,915
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
6.45%, 09/01/2054
(a),(g)
14,900 15,700
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Electricite de France SA
9.13%, 03/15/2033
(e),(g)
21,500 25,572
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
9.13%, 03/15/2033
(e),(g),(j)
5,341 6,352
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Entergy Corp
5.88%, 06/15/2056
(g)
2,900 2,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.18%
6.10%, 06/15/2056
(g)
5,300 5,344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%
EUSHI Finance Inc
7.63%, 12/15/2054
(g)
1,200 1,267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Evergy Inc
6.65%, 06/01/2055
(g)
4,800 4,942
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%
Exelon Corp
6.50%, 03/15/2055
(g)
1,400 1,465
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%
NextEra Energy Capital Holdings Inc
4.80%, 12/01/2077
(a),(g)
500 496
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(a),(g)
3,200 3,236
3 Month USD LIBOR + 3.16%
5.99%, 10/01/2066 12,149 10,994
CME Term Secured Overnight Financing
Rate 3 Month + 2.33%
6.70%, 09/01/2054
(g)
16,700 17,340
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
Sempra
6.55%, 04/01/2055
(g)
10,400 10,617
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
6.63%, 04/01/2055
(g)
7,700 7,827
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
WEC Energy Group Inc
5.63%, 05/15/2056
(g)
$ 6,600 $ 6,642
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%
$ 289,139
Food - 0 .21%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(j)
10,700 10,726
Gas - 0 .24%
AltaGas Ltd
7.20%, 10/15/2054
(g),(j)
4,626 4,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%
NiSource Inc
5.75%, 07/15/2056
(g)
3,200 3,220
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%
6.95%, 11/30/2054
(g)
4,000 4,179
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
$ 12,232
Insurance - 12 .46%
ACE Capital Trust II
9.70%, 04/01/2030 15,488 18,552
Allianz SE
5.60%, 09/03/2054
(g),(j)
2,000 2,045
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Aon Corp
8.21%, 01/01/2027 4,350 4,485
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(g)
38,620 39,144
3 Month USD LIBOR + 3.78%
Assurant Inc
7.00%, 03/27/2048
(g)
200 206
3 Month USD LIBOR + 4.14%
Corebridge Financial Inc
6.38%, 09/15/2054
(g)
12,500 12,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
6.88%, 12/01/2030
(e),(g)
24,950 25,588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%
6.88%, 12/15/2052
(g)
20,390 20,834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Dai-ichi Life Insurance Co Ltd/The
6.20%, 01/16/2035
(e),(g),(j)
16,700 17,407
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
Equitable Holdings Inc
6.70%, 03/28/2055
(g)
8,100 8,444
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(j)
4,700 4,665
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
4.30%, 02/01/2061
(j)
1,000 672
7.80%, 03/07/2087
(j)
76,240 88,319
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(j)
5,025 5,719
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(g),(j)
$ 19,000 $ 19,371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
6.10%, 06/11/2055
(g),(j)
23,700 24,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%
MetLife Capital Trust IV
7.88%, 12/15/2067
(j)
24,540 27,287
CME Term Secured Overnight Financing
Rate 3 Month + 3.96%
MetLife Inc
9.25%, 04/08/2068
(j)
54,872 65,385
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 53,713 71,154
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(g),(h)
520 526
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(g),(h),(j)
1,800 1,822
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,127
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
5.88%, 05/23/2042
(g),(j)
4,800 5,042
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 15,000 15,157
Nippon Life Insurance Co
5.95%, 04/16/2054
(g),(j)
18,300 19,070
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
6.50%, 04/30/2055
(g),(j)
5,000 5,374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Prudential Financial Inc
5.13%, 03/01/2052
(g)
1,000 983
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
6.00%, 09/01/2052
(a),(g)
23,400 24,180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.50%, 03/15/2054
(g)
8,285 8,731
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
Reinsurance Group of America Inc
6.38%, 09/15/2056
(g),(i)
5,500 5,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%
6.65%, 09/15/2055
(g)
9,100 9,421
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(g),(j)
4,700 4,663
3 Month USD LIBOR + 2.99%
5.88%, 09/10/2055
(g),(j)
45,800 46,429
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(g),(j)
10,800 11,340
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
6.19%, 04/01/2046
(g),(j)
2,000 2,106
CME Term Secured Overnight Financing
Rate 3 Month + 2.13%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2026 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
$ 30,100 $ 27,521
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 645,331
Oil & Gas - 1 .02%
BP Capital Markets PLC
6.13%, 03/18/2035
(e),(g)
23,700 24,497
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%
Phillips 66 Co
5.88%, 03/15/2056
(g)
8,000 8,044
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.28%
6.20%, 03/15/2056
(g)
20,025 20,297
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
$ 52,838
Pipelines - 4 .09%
Enbridge Inc
5.75%, 07/15/2080
(g)
59,201 60,252
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.25%, 03/01/2078
(g)
34,882 35,542
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(g)
5,000 5,334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.25%, 01/15/2084
(g)
2,000 2,154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.79%
8.50%, 01/15/2084
(g)
17,815 20,561
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Energy Transfer LP
6.75%, 02/15/2056
(g)
19,400 19,830
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
27,400 27,422
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
TransCanada PipeLines Ltd
7.00%, 06/01/2065
(g)
12,100 12,584
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Transcanada Trust
5.50%, 09/15/2079
(g)
28,000 28,304
Secured Overnight Financing Rate + 4.42%
$ 211,983
REITs - 0 .81%
Scentre Group Trust 2
5.13%, 09/24/2080
(g),(j)
41,600 42,170
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
Sovereign - 1 .17%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
1,000 986
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
16,400 16,432
CME Term Secured Overnight Financing
Rate 3 Month + 4.66%
6.45%, 10/01/2027
(e),(g)
11,400 11,514
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
CoBank ACB (continued)
7.25%, 07/01/2029
(e),(g)
$ 20,000 $ 20,448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.88%
Farm Credit Bank of Texas
7.00%, 09/15/2030
(e),(g)
4,515 4,683
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%
7.75%, 06/15/2029
(e),(g)
6,000 6,288
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
$ 60,351
Telecommunications - 0 .76%
TELUS Corp
6.38%, 06/09/2056
(g)
2,700 2,740
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%
6.63%, 06/09/2056
(g)
17,600 17,743
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
7.00%, 10/15/2055
(g)
14,100 14,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.71%
Vodafone Group PLC
5.13%, 06/04/2081
(g)
4,600 3,719
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
$ 39,081
TOTAL BONDS $ 4,514,706
Total Investments $ 5,211,059
Other Assets and Liabilities -  (0.65)% (33,432)
TOTAL NET ASSETS - 100.00% $ 5,177,627
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $67,010 or 1.29% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $69,648 or
1.35% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Non-income producing security
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,276,889 or 24.66% of net assets.
(i) Security purchased on a when-issued basis.
(j) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,005,113 or 19.41% of net assets.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2026 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2025 Purchases Sales February 28, 2026
Value Cost Proceeds Value
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 107,784 $ 1,319,248 $ 1,326,029 $ 101,003
$ 107,784 $ 1,319,248 $ 1,326,029 $ 101,003
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Funds, Inc - Government Money Market Fund - Class R-6 3.56% $ 1,051 $ — $ — $ —
$ 1,051 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
February 28, 2026 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian New Leu
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
TWD New Taiwan Dollar
USD/$ United States Dollar
UYU Uruguayan Peso
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2026(b) $ 49.25 $ 0.04 ( $ 4.12) ( $ 4.08) $ – ( $ 8.32) ( $ 8.32) $ 36.85
2025 44.17 (0.14) 7.28 7.14 – (2.06) (2.06) 49.25
2024 34.44 (0.07) 9.80 9.73 – – – 44.17
2023 29.35 (0.08) 5.37 5.29 – (0.20) (0.20) 34.44
2022 42.59 (0.12) (10.39) (10.51) – (2.73) (2.73) 29.35
2021 33.85 (0.18) 10.06 9.88 – (1.14) (1.14) 42.59
Class C shares
2026(b) 44.39 (0.11) (3.64) (3.75) – (8.32) (8.32) 32.32
2025 40.28 (0.43) 6.60 6.17 – (2.06) (2.06) 44.39
2024 31.63 (0.33) 8.98 8.65 – – – 40.28
2023 27.18 (0.27) 4.92 4.65 – (0.20) (0.20) 31.63
2022 39.91 (0.35) (9.65) (10.00) – (2.73) (2.73) 27.18
2021 32.01 (0.42) 9.46 9.04 – (1.14) (1.14) 39.91
Class J shares
2026(b) 50.44 0.08 (4.24) (4.16) – (8.32) (8.32) 37.96
2025 45.11 (0.07) 7.46 7.39 – (2.06) (2.06) 50.44
2024 35.11 – 10.00 10.00 – – – 45.11
2023 29.87 (0.03) 5.47 5.44 – (0.20) (0.20) 35.11
2022 43.23 (0.07) (10.56) (10.63) – (2.73) (2.73) 29.87
2021 34.29 (0.13) 10.21 10.08 – (1.14) (1.14) 43.23
Institutional shares
2026(b) 51.02 0.10 (4.29) (4.19) – (8.32) (8.32) 38.51
2025 45.58 (0.02) 7.53 7.51 (0.01) (2.06) (2.07) 51.02
2024 35.44 0.03 10.11 10.14 – – – 45.58
2023 30.11 0.01 5.52 5.53 – (0.20) (0.20) 35.44
2022 43.51 (0.02) (10.65) (10.67) – (2.73) (2.73) 30.11
2021 34.47 (0.08) 10.26 10.18 – (1.14) (1.14) 43.51
R-3 shares
2026(b) 48.74 (0.01) (4.06) (4.07) – (8.32) (8.32) 36.35
2025 43.82 (0.25) 7.23 6.98 – (2.06) (2.06) 48.74
2024 34.23 (0.15) 9.74 9.59 – – – 43.82
2023 29.23 (0.13) 5.33 5.20 – (0.20) (0.20) 34 .23
2022 42.51 (0.18) (10.37) (10.55) – (2.73) (2.73) 29.23
2021 33.85 (0.25) 10.05 9.80 – (1.14) (1.14) 42.51
R-5 shares
2026(b) 50.29 0.05 (4.21) (4.16) – (8.32) (8.32) 37.81
2025 45.01 (0.10) 7.44 7.34 – (2.06) (2.06) 50.29
2024 35.06 (0.03) 9.98 9.95 – – – 45.01
2023 29.84 (0.04) 5.46 5.42 – (0.20) (0.20) 35.06
2022 43.20 (0.09) (10.54) (10.63) – (2.73) (2.73) 29.84
2021 34.29 (0.14) 10.19 10.05 – (1.14) (1.14) 43.20
R-6 shares
2026(b) 51.34 0.14 (4.35) (4.21) – (8.32) ( 8 .32) 38.81
2025 45.85 0.03 7.57 7.60 (0.05) (2.06) (2.11) 51.34
2024 35.63 0.07 10.16 10.23 (0.01) – (0.01) 45.85
2023 30.24 0.04 5.55 5.59 – (0.20) (0.20) 35.63
2022 43.64 0.02 (10.69) (10.67) – (2.73) (2.73) 30.24
2021 34.54 (0.05) 10.29 10.24 – (1.14) (1.14) 43.64

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(9.73) % (c),(d),(e) $ 1,067,388 0.94% (f),(g) – % 0.16% (f) 28.2% (f)
16.50 (d),(e) 1,310,277 0.92 (g) – (0.31) 20.9
28.25 (e) 1,200,724 0.93 (g) – (0.18) 14.7
18.15 (e) 1,005,219 0.96 (g) – (0.27) 10.0
(26.35) (e) 850,509 0.94 (g) – (0.35) 24.0
30.18 (e) 1,123,747 0.91 (g) – (0.49) 25.6
(10.06) (c),(e) 255,248 1.68 (f),(g) – (0.57) (f) 28.2 (f)
15.63 (e) 333,921 1.67 (g) – (1.05) 20.9
27.35 (e) 338,963 1.66 (g) – (0.91) 14.7
17.24 (e) 288,734 1.68 (g) – (0.99) 10.0
(26.86) (e) 276,796 1.66 (g) – (1.08) 24.0
29.26 (e) 411,694 1.65 (g) – (1.23) 25.6
(9.63) (c),(e) 237,035 0.76 (f),(g) – 0.34 (f) 28.2 (f)
16.69 (e) 296,709 0.75 (h) 0.78 (i) (0.14) 20.9
28.48 (e) 265,823 0.75 (h) 0.79 (i) (0.01) 14.7
18.34 (e) 196,453 0.79 (h) 0.84 (i) (0.10) 10.0
(26.23) (e) 156,338 0.77 (h) 0.82 (i) (0.18) 24.0
30.38 (e) 221,942 0.77 (h) 0.83 (i) (0.35) 25.6
(9.60) (c),(d) 2,739,661 0.66 (f),(g) – 0.42 (f) 28.2 (f)
16.81 (d) 3,344,686 0.66 (g) – (0.04) 20.9
28.61 3,198,677 0.66 (g) – 0.08 14.7
18.45 (d) 2,555,465 0.66 (g) – 0.03 10.0
(26.13) (d) 2,473,139 0.66 (g) – (0.06) 24.0
30.51 3,141,819 0.65 (g) – (0.23) 25.6
(9.80) (c) 19,644 1.14 (f),(g) – (0.04) (f) 28.2 (f)
16 .23 24,846 1.13 (g) – (0.56) 20.9
28.02 16,984 1.13 (g) – (0.39) 14.7
17.92 11,611 1.14 (g) – (0.44) 10.0
(26.50) 11,031 1.13 (g) – (0.51) 24.0
29.94 11,204 1.12 (g) – (0.70) 25.6
(9.66) (c) 31,425 0.83 (f),(g) – 0.24 (f) 28.2 (f)
16.61 36,076 0.82 (g) – (0.22) 20.9
28.38 25,653 0.82 (g) – (0.08) 14.7
18.29 12,616 0.83 (g) – (0.13) 10.0
(26.25) 7,938 0.82 (g) – (0.25) 24.0
30.29 12,383 0.81 (g) – (0.39) 25.6
(9.56) (c) 4,135,575 0.57 (f),(g) – 0.60 (f) 28.2 (f)
16.90 6,203,029 0.57 (g) – 0.06 20.9
28.72 6,621,976 0.57 (g) – 0.18 14.7
18.61 5,405,192 0.57 (g) – 0.13 10.0
(26.08) (d) 4,932,871 0.56 (g) – 0.05 24.0
30.66 (d) 6,134,030 0.55 (g) – (0.14) 25.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.
(h) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(i) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2026(b) $ 8.48 $ 0.16 $ 0.15 $ 0.31 ( $ 0.32) $ – ( $ 0.32) $ 8.47
2025 8.54 0.32 (0.11) 0.21 (0.27) – (0.27) 8.48
2024 8.30 0.30 0.26 0.56 (0.32) – (0.32) 8.54
2023 8.56 0.26 (0.41) (0.15) (0.11) – (0.11) 8.30
2022 9.89 0.15 (1.32) (1.17) (0.13) (0.03) (0.16) 8.56
2021 11.79 0.15 (0.19) (0.04) (0.64) (1.22) (1.86) 9.89
Institutional shares
2026(b) 8.70 0.18 0.15 0.33 (0.34) – (0.34) 8.69
2025 8.75 0.35 (0.10) 0.25 (0.30) – (0.30) 8.70
2024 8.51 0.33 0.26 0.59 (0.35) – (0.35) 8.75
2023 8.77 0.30 (0.42) (0.12) (0.14) – (0.14) 8.51
2022 10.12 0.18 (1.33) (1.15) (0.17) (0.03) ( 0 .20) 8.77
2021 12.03 0.19 (0.20) (0.01) (0.68) (1.22) (1.90) 10.12
R-3 shares
2026(b) 8.47 0.15 0.16 0.31 (0.29) – (0.29) 8.49
2025 8.53 0.29 (0.10) 0.19 (0.25) – (0.25) 8.47
2024 8.30 0.28 0.26 0.54 (0.31) – (0.31) 8.53
2023 8.55 0.24 (0.40) (0.16) (0.09) – (0.09) 8.30
2022 9.86 0.13 (1.31) (1.18) (0.10) (0.03) (0.13) 8.55
2021 11.78 0.12 (0.20) (0.08) (0.62) (1.22) (1.84) 9.86
R-5 shares
2026(b) 8.52 0.16 0.17 0.33 (0.32) – (0.32) 8.53
2025 8.59 0.32 (0.11) 0.21 (0.28) – (0.28) 8.52
2024 8.36 0.30 0.26 0.56 (0.33) – (0.33) 8.59
2023 8.61 0.27 (0.40) (0.13) (0.12) – (0.12) 8.36
2022 9.94 0.16 (1.32) (1.16) (0.14) (0.03) (0.17) 8.61
2021 11.85 0.16 (0.20) (0.04) (0.65) (1.22) (1.87) 9.94

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.73% (c),(d) $ 41,376 0.40% (e) – % 3.85% (e) 42.1% (e)
2.64 (d) 37,437 0 .43 (f) 0.44 (g) 3.78 43.1
6.87 (d) 30,934 0.47 (f) 0.50 (g) 3.59 57.0
(1.79) (d) 29,452 0.55 (f) 0.59 (g) 3.08 89.7
(11.95) (d) 32,188 0.48 (f) 0.52 (g) 1.61 113.4
(0.44) (d) 36,254 0.48 (f) 0.52 (g) 1.42 161.7
3.89 (c) 2,767,453 0.12 (e) – 4.13 (e) 42.1 (e)
3.01 2,755,411 0.13 (h) – 4.09 43.1
7.12 2,238,719 0.14 (h) – 3.92 57.0
(1.38) 2,434,617 0.14 (h) – 3.50 89.7
(11.58) 1,858,811 0.15 (h) – 1.97 113.4
(0.18) 831,018 0.14 (h) – 1.77 161.7
3.75 (c) 8,094 0.69 (e) – 3.57 (e) 42.1 (e)
2.37 8,123 0.70 (h) – 3.51 43.1
6.55 8,756 0.70 (h) – 3.36 57.0
(2.02) (i) 8,995 0.70 (h) – 2.94 89 .7
(11.99) (i) 8,056 0.71 (h) – 1.38 113.4
(0.84) 11,264 0.70 (h) – 1.18 161.7
3.82 (c),(i) 14,079 0.38 (e) – 3.88 (e) 42.1 (e)
2.63 15,780 0.39 (h) – 3.82 43.1
6.86 9,620 0.39 (h) – 3.66 57.0
(1.56) 9,718 0.39 (h) – 3.24 89.7
(11.84) 10,475 0.40 (h) – 1.68 113.4
(0.44) 14,572 0.39 (h) – 1.50 161.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Subject to Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2026(b) $ 9 .63 $ 0 .27 $ 0 .15 $ 0 .42 ( $ 0 .31 ) ( $ 0 .31 ) $ 9 .74
2025 9 .41 0 .51 0 .27 0 .78 ( 0 .56 ) ( 0 .56 ) 9 .63
2024 8 .63 0 .48 0 .82 1 .30 ( 0 .52 ) ( 0 .52 ) 9 .41
2023 9 .20 0 .47 ( 0 .53 ) ( 0 .06 ) ( 0 .51 ) ( 0 .51 ) 8 .63
2022 10 .76 0 .44 ( 1 .52 ) ( 1 .08 ) ( 0 .48 ) ( 0 .48 ) 9 .20
2021 10 .36 0 .46 0 .43 0 .89 ( 0 .49 ) ( 0 .49 ) 10 .76

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .39% (c) $ 955,168 0 .00% (d) ,(e) 5 .67% (d) 38 .2% (d)
8 .51 1,074,740 0 .00 (e) 5 .37 19 .4
15 .53 1,201,579 0 .00 (e) 5 .38 18 .7
( 0 .52 ) 1,041,534 0 .00 (e) 5 .34 14 .7
( 10 .24 ) 1,143,647 0 .00 (e) 4 .40 14 .0
8 .77 1,167,754 0 .00 (e) 4 .34 14 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
(b)
Class A shares
2026(c) $ 12 .12 $ 0 .13 $ 2 .06 $ 2 .19 ( $ 0 .35 ) $ – ( $ 0 .35 ) $ 13 .96
2025 11 .62 0 .29 0 .42 0 .71 ( 0 .21 ) – ( 0 .21 ) 12 .12
2024 10 .88 0 .31 0 .68 0 .99 ( 0 .25 ) – ( 0 .25 ) 11 .62
2023 12 .73 0 .28 ( 0 .75 ) ( 0 .47 ) ( 0 .69 ) ( 0 .69 ) ( 1 .38 ) 10 .88
2022 13 .53 0 .31 ( 0 .18 ) 0 .13 ( 0 .77 ) ( 0 .16 ) ( 0 .93 ) 12 .73
2021 11 .13 0 .22 2 .20 2 .42 ( 0 .02 ) – ( 0 .02 ) 13 .53
Institutional shares
2026(c) 12 .10 0 .15 2 .07 2 .22 ( 0 .38 ) – ( 0 .38 ) 13 .94
2025 11 .60 0 .33 0 .42 0 .75 ( 0 .25 ) – ( 0 .25 ) 12 .10
2024 10 .87 0 .35 0 .68 1 .03 ( 0 .30 ) – ( 0 .30 ) 11 .60
2023 12 .73 0 .33 ( 0 .76 ) ( 0 .43 ) ( 0 .74 ) ( 0 .69 ) ( 1 .43 ) 10 .87
2022 13 .54 0 .35 ( 0 .17 ) 0 .18 ( 0 .83 ) ( 0 .16 ) ( 0 .99 ) 12 .73
2021 11 .14 0 .24 2 .22 2 .46 ( 0 .06 ) – ( 0 .06 ) 13 .54
R-3 shares
2026(c) 12 .01 0 .12 2 .05 2 .17 ( 0 .35 ) – ( 0 .35 ) 13 .83
2025 11 .48 0 .28 0 .40 0 .68 ( 0 .15 ) – ( 0 .15 ) 12 .01
2024 10 .79 0 .31 0 .62 0 .93 ( 0 .24 ) – ( 0 .24 ) 11 .48
2023 12 .65 0 .28 ( 0 .77 ) ( 0 .49 ) ( 0 .68 ) ( 0 .69 ) ( 1 .37 ) 10 .79
2022 13 .43 0 .27 ( 0 .15 ) 0 .12 ( 0 .74 ) ( 0 .16 ) ( 0 .90 ) 12 .65
2021 11 .07 0 .18 2 .20 2 .38 ( 0 .02 ) – ( 0 .02 ) 13 .43
R-6 shares
2026(c) 12 .10 0 .15 2 .06 2 .21 ( 0 .38 ) – ( 0 .38 ) 13 .93
2025 11 .60 0 .33 0 .43 0 .76 ( 0 .26 ) – ( 0 .26 ) 12 .10
2024 10 .86 0 .36 0 .68 1 .04 ( 0 .30 ) – ( 0 .30 ) 11 .60
2023 12 .72 0 .33 ( 0 .75 ) ( 0 .42 ) ( 0 .75 ) ( 0 .69 ) ( 1 .44 ) 10 .86
2022 13 .53 0 .35 ( 0 .16 ) 0 .19 ( 0 .84 ) ( 0 .16 ) ( 1 .00 ) 12 .72
2021 11 .14 0 .28 2 .18 2 .46 ( 0 .07 ) – ( 0 .07 ) 13 .53

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18 .58% (d) ,(e) $ 50,379 1 .20% (f) ,(g) 2 .03% (f) 82 .9% (f)
6 .18 (e) 44,013 1 .20 (g) ,(h) 2 .50 85 .9
9 .27 (e) 49,508 1 .20 (g) 2 .81 84 .0
( 3 .63 ) (e) 73,729 1 .20 (g) 2 .46 72 .4
0 .95 (e) 150,176 1 .20 (g) 2 .34 90 .9
21 .79 (e) 83,941 1 .20 (g) 1 .74 70 .0
18 .83 (d) 1,473,703 0 .83 (f) ,(g) 2 .41 (f) 82 .9 (f)
6 .59 1,314,610 0 .84 (g) ,(h) 2 .85 85 .9
9 .61 1,517,536 0 .83 (g) 3 .20 84 .0
( 3 .32 ) 2,002,048 0 .83 (g) 2 .93 72 .4
1 .35 2,624,597 0 .83 (g) 2 .61 90 .9
22 .18 2,086,484 0 .83 (g) 1 .97 70 .0
18 .48 (d) 17 1 .36 (f) 1 .93 (f) 82 .9 (f)
5 .99 20 1 .36 (h) 2 .40 85 .9
8 .76 23 1 .35 2 .90 84 .0
( 3 .83 ) 271 1 .34 (g) 2 .47 72 .4
0 .89 274 1 .33 (g) 2 .06 90 .9
21 .47 225 1 .34 (g) 1 .49 70 .0
18 .77 (d) 1,137,559 0 .79 (f) ,(g) 2 .45 (f) 82 .9 (f)
6 .64 1,086,421 0 .79 (g) ,(h) 2 .89 85 .9
9 .78 1,550,184 0 .78 (g) 3 .27 84 .0
( 3 .26 ) 1,416,444 0 .77 (g) 2 .96 72 .4
1 .45 1,853,422 0 .77 (g) 2 .61 90 .9
22 .14 2,213,151 0 .78 (g) 2 .22 70 .0
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Six months ended February 28, 2026.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Subject to Manager's contractual expense limit.
(h) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL LISTED INFRASTRUCTURE FUND
Institutional shares
2026(c) $ 11 .60 $ 0 .13 $ 1 .81 $ 1 .94 ( $ 0 .19 ) ( $ 0 .11 ) ( $ 0 .30 ) $ 13 .24
2025 11 .35 0 .23 0 .63 0 .86 ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 11 .60
2024 10 .40 0 .29 1 .46 1 .75 ( 0 .29 ) ( 0 .51 ) ( 0 .80 ) 11 .35
2023(f) 10 .00 0 .29 0 .24 0 .53 ( 0 .08 ) ( 0 .05 ) ( 0 .13 ) 10 .40

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .04% (d) $ 126,043 0 .65% (b) ,(e) 2 .19% (e) 35 .6% (e)
8 .28 123,464 0 .74 (b) 1 .98 36 .7
17 .62 19,595 0 .88 (b) 2 .83 39 .8
5 .26 (d) 16,009 0 .88 (b) ,(e) 2 .84 (e) 46 .3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Subject to Manager's contractual expense limit.
(c) Six months ended February 28, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from September 22, 2022, date operations commenced, through August 31, 2023.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total
Dividends and
Distributions
Net Asset Value,
End of Period Total Return
GLOBAL MACRO FUND
(b)
R-6 shares
2026(c) $ 10 .00 $ 0 .08 $ 0 .47 $ 0 .55 ( $ 0 .02 ) ( $ 0 .02 ) $ 10 .53 5 .56% (d)

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Net Assets, End of Period (in thousands) Ratio of Expenses to Average Net Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
$ 160,215 0 .79% (e) ,(f) 2 .61% (e) 0 .0% (e)
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Period from November 14, 2025, date operations commenced, through February 28, 2026.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL MULTI-STRATEGY FUND
(b)
Class A shares
2026(c) $ 11 .53 $ 0 .13 $ 0 .73 $ 0 .86 ( $ 0 .28 ) ( $ 0 .33 ) ( $ 0 .61 ) $ 11 .78
2025 10 .92 0 .28 0 .46 0 .74 ( 0 .13 ) – ( 0 .13 ) 11 .53
2024 10 .36 0 .34 0 .53 0 .87 ( 0 .31 ) – ( 0 .31 ) 10 .92
2023 11 .06 0 .22 0 .25 0 .47 ( 0 .59 ) ( 0 .58 ) ( 1 .17 ) 10 .36
2022 11 .77 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .02 ) ( 0 .39 ) ( 0 .41 ) 11 .06
2021 10 .95 0 .03 0 .93 0 .96 ( 0 .14 ) – ( 0 .14 ) 11 .77
Institutional shares
2026(c) 11 .75 0 .15 0 .75 0 .90 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 12 .00
2025 11 .13 0 .32 0 .48 0 .80 ( 0 .18 ) – ( 0 .18 ) 11 .75
2024 10 .56 0 .39 0 .54 0 .93 ( 0 .36 ) – ( 0 .36 ) 11 .13
2023 11 .24 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) ( 1 .22 ) 10 .56
2022 11 .96 0 .11 ( 0 .37 ) ( 0 .26 ) ( 0 .07 ) ( 0 .39 ) ( 0 .46 ) 11 .24
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – ( 0 .19 ) 11 .96
R-6 shares
2026(c) 11 .77 0 .16 0 .75 0 .91 ( 0 .33 ) ( 0 .33 ) ( 0 .66 ) 12 .02
2025 11 .14 0 .34 0 .47 0 .81 ( 0 .18 ) – ( 0 .18 ) 11 .77
2024 10 .57 0 .38 0 .55 0 .93 ( 0 .36 ) – ( 0 .36 ) 11 .14
2023 11 .25 0 .28 0 .26 0 .54 ( 0 .64 ) ( 0 .58 ) ( 1 .22 ) 10 .57
2022 11 .96 0 .10 ( 0 .35 ) ( 0 .25 ) ( 0 .07 ) ( 0 .39 ) ( 0 .46 ) 11 .25
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – ( 0 .19 ) 11 .96

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest Expense
on Short Sales, Short Sale
Fees and Reverse Repurchase
Agreement Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .61% (d) ,(e) $ 36,751 1 .73% (f) 1 .70% (f) ,(g) 2 .19% (f) 180 .8% (f)
6 .87 (e) 33,588 1 .78 1 .75 (g) 2 .53 138 .7
8 .65 (e) 35,790 2 .04 (h) 1 .89 (g) ,(h) 3 .20 146 .9
4 .79 (e) 38,521 2 .27 (i) 2 .04 (g) ,(i) 2 .13 147 .0
( 2 .60 ) (e) 38,252 2 .41 (i) 2 .08 (g) ,(i) 0 .47 123 .2
8 .71 (e) ,(j) 39,485 2 .60 (i) 2 .12 (g) ,(i) 0 .30 289 .8
7 .78 (d) 353,654 1 .41 (f) ,(i) 1 .38 (f) ,(g) ,(i) 2 .49 (f) 180 .8 (f)
7 .29 265,373 1 .44 (i) 1 .41 (g) ,(i) 2 .87 138 .7
9 .09 256,208 1 .61 (h) ,(i) 1 .46 (g) ,(h) ,(i) 3 .67 146 .9
5 .35 343,287 1 .77 (i) 1 .54 (g) ,(i) 2 .63 147 .0
( 2 .19 ) 364,886 1 .96 (i) 1 .63 (g) ,(i) 0 .92 123 .2
9 .27 (j) 351,188 2 .16 (i) 1 .63 (g) ,(i) 0 .89 289 .8
7 .86 (d) 136,857 1 .28 (f) ,(i) 1 .25 (f) ,(g) ,(i) 2 .64 (f) 180 .8 (f)
7 .37 130,591 1 .33 (i) 1 .30 (g) ,(i) 2 .98 138 .7
9 .08 122,722 1 .56 (h) ,(i) 1 .41 (g) ,(h) ,(i) 3 .54 146 .9
5 .35 69,004 1 .74 (i) 1 .51 (g) ,(i) 2 .65 147 .0
( 2 .10 ) 76,481 1 .91 (i) 1 .58 (g) ,(i) 0 .88 123 .2
9 .37 173,029 2 .08 (i) 1 .58 (g) ,(i) 0 .89 289 .8
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Six months ended February 28, 2026.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(h) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) Subject to Manager's contractual expense limit.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2026(b) $ 13 .48 $ 0 .10 $ 2 .18 $ 2 .28 ( $ 0 .34 ) ( $ 0 .13 ) ( $ 0 .47 ) $ 15 .29
2025 12 .44 0 .34 1 .21 1 .55 ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 13 .48
2024 10 .79 0 .32 1 .75 2 .07 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 12 .44
2023 9 .39 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .79
2022 12 .39 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .39
2021 10 .06 0 .27 2 .32 2 .59 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .39
R-3 shares
2026(b) 13 .15 0 .06 2 .13 2 .19 ( 0 .29 ) ( 0 .13 ) ( 0 .42 ) 14 .92
2025 12 .15 0 .26 1 .19 1 .45 ( 0 .33 ) ( 0 .12 ) ( 0 .45 ) 13 .15
2024 10 .55 0 .24 1 .72 1 .96 ( 0 .27 ) ( 0 .09 ) ( 0 .36 ) 12 .15
2023 9 .18 0 .24 1 .34 1 .58 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .55
2022 12 .13 0 .27 ( 2 .69 ) ( 2 .42 ) ( 0 .29 ) ( 0 .24 ) ( 0 .53 ) 9 .18
2021 9 .85 0 .19 2 .29 2 .48 ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 12 .13
R-5 shares
2026(b) 13 .38 0 .08 2 .17 2 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 15 .19
2025 12 .36 0 .32 1 .19 1 .51 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 13 .38
2024 10 .72 0 .28 1 .75 2 .03 ( 0 .30 ) ( 0 .09 ) ( 0 .39 ) 12 .36
2023 9 .33 0 .27 1 .37 1 .64 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .72
2022 12 .31 0 .31 ( 2 .72 ) ( 2 .41 ) ( 0 .33 ) ( 0 .24 ) ( 0 .57 ) 9 .33
2021 10 .00 0 .24 2 .30 2 .54 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .31
R-6 shares
2026(b) 13 .50 0 .09 2 .20 2 .29 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 15 .32
2025 12 .46 0 .35 1 .20 1 .55 ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 13 .50
2024 10 .80 0 .31 1 .77 2 .08 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 12 .46
2023 9 .40 0 .30 1 .38 1 .68 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .80
2022 12 .40 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .40
2021 10 .06 0 .27 2 .33 2 .60 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .40

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
17 .33% (c) $ 105,457 0 .28% (d) ,(e) 1 .43% (d) 89 .1% (d)
13 .45 82,259 0 .31 (e) ,(f) 2 .77 28 .1
19 .71 85,820 0 .33 (e) ,(g) 2 .79 19 .5
18 .18 65,622 0 .32 (e) ,(h) 2 .93 37 .5
( 20 .27 ) 41,036 0 .32 (e) ,(f) 3 .09 20 .1
26 .03 50,246 0 .31 (e) 2 .38 21 .7
17 .03 (c) 25,506 0 .84 (d) 0 .81 (d) 89 .1 (d)
12 .76 13,831 0 .87 (f) 2 .22 28 .1
19 .08 13,494 0 .89 (g) 2 .18 19 .5
17 .50 12,167 0 .89 (h) 2 .35 37 .5
( 20 .75 ) 10,683 0 .88 (f) 2 .47 20 .1
25 .42 16,698 0 .88 1 .75 21 .7
17 .11 (c) ,(i) 30,235 0 .53 (d) 1 .21 (d) 89 .1 (d)
13 .17 31,759 0 .56 (f) 2 .59 28 .1
19 .43 16,208 0 .58 (g) 2 .49 19 .5
17 .87 14,032 0 .58 (h) 2 .68 37 .5
( 20 .45 ) 13,153 0 .57 (f) 2 .82 20 .1
25 .66 18,863 0 .57 2 .08 21 .7
17 .30 (c) ,(i) 1,246,227 0 .26 (d) ,(e) 1 .33 (d) 89 .1 (d)
13 .43 564,302 0 .29 (e) ,(f) 2 .87 28 .1
19 .78 1,075,562 0 .31 (e) ,(g) 2 .75 19 .5
18 .16 1,130,368 0 .30 (e) ,(h) 2 .89 37 .5
( 20 .25 ) 912,444 0 .30 (e) ,(f) 3 .10 20 .1
26 .14 1,151,273 0 .29 (e) 2 .35 21 .7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.
(f) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(g) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Includes 0.01% and 0.01% of interest expense associated with borrowings and expenses associated with the reclaim of foreign taxes paid, respectively.
These expenses are not subject to the Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2026(b) $ 12 .32 $ 0 .08 $ 1 .66 $ 1 .74 ( $ 0 .37 ) $ – ( $ 0 .37 ) $ 13 .69
2025 10 .88 0 .16 1 .67 1 .83 ( 0 .39 ) – ( 0 .39 ) 12 .32
2024 9 .73 0 .16 1 .19 1 .35 ( 0 .20 ) – ( 0 .20 ) 10 .88
2023 8 .88 0 .16 0 .80 0 .96 ( 0 .11 ) – ( 0 .11 ) 9 .73
2022 13 .47 0 .20 ( 3 .69 ) ( 3 .49 ) ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 8 .88
2021 10 .63 0 .12 2 .87 2 .99 ( 0 .15 ) – ( 0 .15 ) 13 .47
R-6 shares
2026(b) 12 .40 0 .08 1 .67 1 .75 ( 0 .37 ) – ( 0 .37 ) 13 .78
2025 10 .95 0 .16 1 .69 1 .85 ( 0 .40 ) – ( 0 .40 ) 12 .40
2024 9 .79 0 .17 1 .19 1 .36 ( 0 .20 ) – ( 0 .20 ) 10 .95
2023 8 .93 0 .17 0 .81 0 .98 ( 0 .12 ) – ( 0 .12 ) 9 .79
2022 13 .55 0 .22 ( 3 .72 ) ( 3 .50 ) ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 8 .93
2021 10 .70 0 .13 2 .87 3 .00 ( 0 .15 ) – ( 0 .15 ) 13 .55

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14 .36% (c) $ 22,959 1 .10% (d) ,(e) ,(f) 1 .25% (d) 56 .7% (d)
17 .76 24,458 1 .08 (e) 1 .48 46 .2
14 .01 29,913 1 .08 (e) 1 .58 48 .7
10 .91 36,678 1 .11 (e) 1 .72 61 .8
( 27 .62 ) 49,278 1 .16 (e) 1 .81 61 .4
28 .27 94,066 1 .19 (e) 0 .96 54 .6
14 .39 (c) 436,978 1 .06 (d) ,(e) ,(f) 1 .30 (d) 56 .7 (d)
17 .83 482,645 1 .04 (e) 1 .48 46 .2
14 .07 712,855 1 .03 (e) 1 .71 48 .7
11 .06 669,829 1 .05 (e) 1 .82 61 .8
( 27 .61 ) 655,371 1 .08 (e) 2 .00 61 .4
28 .27 1,087,460 1 .08 (e) 1 .11 54 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2026.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Subject to Manager's contractual expense limit.
(f) Includes 0.02% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2026(b) $ 9 .18 $ 0 .21 $ 0 .44 $ 0 .65 ( $ 0 .21 ) ( $ 0 .21 ) $ 9 .62
2025 9 .82 0 .41 ( 0 .62 ) ( 0 .21 ) ( 0 .43 ) ( 0 .43 ) 9 .18
2024 9 .43 0 .41 0 .40 0 .81 ( 0 .42 ) ( 0 .42 ) 9 .82
2023 9 .80 0 .39 ( 0 .37 ) 0 .02 ( 0 .39 ) ( 0 .39 ) 9 .43
2022 11 .71 0 .36 ( 1 .91 ) ( 1 .55 ) ( 0 .36 ) ( 0 .36 ) 9 .80
2021 10 .96 0 .37 0 .76 1 .13 ( 0 .38 ) ( 0 .38 ) 11 .71
Institutional shares
2026(b) 9 .19 0 .23 0 .43 0 .66 ( 0 .22 ) ( 0 .22 ) 9 .63
2025 9 .83 0 .44 ( 0 .62 ) ( 0 .18 ) ( 0 .46 ) ( 0 .46 ) 9 .19
2024 9 .44 0 .44 0 .40 0 .84 ( 0 .45 ) ( 0 .45 ) 9 .83
2023 9 .80 0 .42 ( 0 .36 ) 0 .06 ( 0 .42 ) ( 0 .42 ) 9 .44
2022 11 .72 0 .39 ( 1 .92 ) ( 1 .53 ) ( 0 .39 ) ( 0 .39 ) 9 .80
2021 10 .97 0 .40 0 .76 1 .16 ( 0 .41 ) ( 0 .41 ) 11 .72

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
7 .09% (c) ,(d) $ 38,718 1 .08% (e) ,(f) 0 .84% (e) ,(f) ,(g) 4 .49% (e) 37 .3% (e)
( 2 .26 ) (d) ,(h) 30,644 1 .07 (f) ,(i) 0 .84 (f) ,(g) ,(i) 4 .27 85 .7
8 .89 (d) ,(h) 34,864 1 .08 (f) ,(i) 0 .85 (f) ,(g) ,(i) 4 .28 70 .1
0 .33 (d) 41,241 1 .05 (f) 0 .84 (f) ,(g) 4 .17 41 .4
( 13 .42 ) (d) 49,013 0 .90 (f) 0 .84 (f) ,(g) 3 .32 52 .4
10 .43 (d) 59,266 0 .88 (f) 0 .84 (f) ,(g) 3 .26 48 .0
7 .24 (c) 147,285 0 .80 (e) ,(f) 0 .56 (e) ,(f) ,(g) 4 .77 (e) 37 .3 (e)
( 2 .00 ) (h) 128,029 0 .80 (f) ,(i) 0 .57 (f) ,(g) ,(i) 4 .56 85 .7
9 .19 (h) 118,866 0 .80 (f) ,(i) 0 .57 (f) ,(g) ,(i) 4 .55 70 .1
0 .72 94,169 0 .77 (f) 0 .56 (f) ,(g) 4 .44 41 .4
( 13 .25 ) 90,215 0 .62 (f) 0 .56 (f) ,(g) 3 .57 52 .4
10 .73 116,210 0 .60 (f) 0 .56 (f) ,(g) 3 .52 48 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.
(g) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2026(b) $ 19 .58 $ 0 .10 $ 2 .37 $ 2 .47 ( $ 0 .09 ) ( $ 0 .35 ) ( $ 0 .44 ) $ 21 .61
2025 19 .19 0 .21 1 .00 1 .21 ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 19 .58
2024 16 .45 0 .24 2 .90 3 .14 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 19 .19
2023 15 .94 0 .22 1 .31 1 .53 ( 0 .23 ) ( 0 .79 ) ( 1 .02 ) 16 .45
2022 17 .01 0 .20 ( 1 .09 ) ( 0 .89 ) ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 15 .94
2021 11 .91 0 .10 5 .16 5 .26 ( 0 .16 ) – ( 0 .16 ) 17 .01
Class C shares
2026(b) 19 .35 0 .02 2 .35 2 .37 ( 0 .02 ) ( 0 .35 ) ( 0 .37 ) 21 .35
2025 18 .96 0 .06 1 .00 1 .06 ( 0 .07 ) ( 0 .60 ) ( 0 .67 ) 19 .35
2024 16 .25 0 .11 2 .86 2 .97 ( 0 .11 ) ( 0 .15 ) ( 0 .26 ) 18 .96
2023 15 .74 0 .10 1 .31 1 .41 ( 0 .11 ) ( 0 .79 ) ( 0 .90 ) 16 .25
2022 16 .81 0 .07 ( 1 .09 ) ( 1 .02 ) ( 0 .03 ) ( 0 .02 ) ( 0 .05 ) 15 .74
2021 11 .78 ( 0 .01 ) 5 .11 5 .10 ( 0 .07 ) – ( 0 .07 ) 16 .81
Institutional shares
2026(b) 19 .71 0 .12 2 .40 2 .52 ( 0 .12 ) ( 0 .35 ) ( 0 .47 ) 21 .76
2025 19 .32 0 .26 1 .00 1 .26 ( 0 .27 ) ( 0 .60 ) ( 0 .87 ) 19 .71
2024 16 .55 0 .29 2 .92 3 .21 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 19 .32
2023 16 .03 0 .27 1 .32 1 .59 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .55
2022 17 .11 0 .24 ( 1 .10 ) ( 0 .86 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 16 .03
2021 11 .97 0 .15 5 .18 5 .33 ( 0 .19 ) – ( 0 .19 ) 17 .11
R-6 shares
2026(b) 19 .83 0 .13 2 .41 2 .54 ( 0 .13 ) ( 0 .35 ) ( 0 .48 ) 21 .89
2025 19 .42 0 .28 1 .01 1 .29 ( 0 .28 ) ( 0 .60 ) ( 0 .88 ) 19 .83
2024 16 .64 0 .30 2 .93 3 .23 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 19 .42
2023 16 .11 0 .28 1 .32 1 .60 ( 0 .28 ) ( 0 .79 ) ( 1 .07 ) 16 .64
2022 17 .20 0 .26 ( 1 .12 ) ( 0 .86 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 16 .11
2021 12 .03 0 .15 5 .22 5 .37 ( 0 .20 ) – ( 0 .20 ) 17 .20

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .84% (c) ,(d) $ 195,657 1 .12% (e) ,(f) 0 .97% (e) 28 .3% (e)
6 .42 (d) 180,264 1 .12 (f) 1 .11 25 .9
19 .36 (d) 178,959 1 .12 (f) 1 .37 37 .3
10 .11 (d) 156,039 1 .12 (f) 1 .43 26 .5
( 5 .31 ) (d) 145,799 1 .12 (f) 1 .17 22 .1
44 .42 (d) 148,411 1 .12 (f) 0 .70 74 .6
12 .40 (c) ,(d) 16,097 1 .87 (e) ,(f) 0 .23 (e) 28 .3 (e)
5 .64 (d) 16,216 1 .87 (f) 0 .35 25 .9
18 .49 (d) 23,495 1 .87 (f) 0 .62 37 .3
9 .34 (d) 29,705 1 .87 (f) 0 .66 26 .5
( 6 .09 ) (d) 45,460 1 .87 (f) 0 .39 22 .1
43 .44 (d) 69,017 1 .87 (f) ( 0 .03 ) 74 .6
13 .01 (c) 689,960 0 .85 (e) ,(f) 1 .24 (e) 28 .3 (e)
6 .66 727,740 0 .85 (f) 1 .38 25 .9
19 .74 753,140 0 .85 (f) 1 .64 37 .3
10 .42 698,401 0 .85 (f) 1 .69 26 .5
( 5 .08 ) 749,448 0 .85 (f) 1 .44 22 .1
44 .89 833,344 0 .85 (f) 1 .02 74 .6
13 .03 (c) 763,576 0 .78 (e) ,(f) 1 .32 (e) 28 .3 (e)
6 .80 694,323 0 .78 (f) 1 .46 25 .9
19 .77 536,538 0 .79 (f) 1 .71 37 .3
10 .49 401,595 0 .79 (f) 1 .75 26 .5
( 5 .05 ) 120,396 0 .80 (f) 1 .54 22 .1
45 .03 61,986 0 .79 (f) 0 .93 74 .6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2026(b) $ 9.43 $ 0.24 $ 0.11 $ 0.35 ( $ 0.27) ( $ 0.27) $ 9.51
2025 9.31 0.43 0.18 0.61 (0.49) (0.49) 9.43
2024 8.68 0.41 0.68 1.09 (0.46) (0.46) 9.31
2023 9.13 0.39 (0.38) 0.01 (0.46) (0.46) 8.68
2022 10.64 0.37 (1.44) (1.07) (0.44) (0.44) 9.13
2021 10.32 0.38 0.36 0.74 (0.42) (0.42) 10.64
Class C shares
2026(b) 9.43 0.20 0.12 0.32 (0.24) (0.24) 9.51
2025 9.31 0.36 0.18 0.54 (0.42) (0.42) 9.43
2024 8.67 0.34 0.69 1.03 (0.39) (0.39) 9.31
2023 9.13 0.33 (0.40) (0.07) (0.39) (0.39) 8.67
2022 10.64 0.30 (1.45) (1.15) (0.36) (0.36) 9.13
2021 10.31 0.30 0.37 0.67 (0.34) (0.34) 10.64
Class J shares
2026(b) 9.07 0.23 0.11 0.34 (0.27) (0.27) 9.14
2025 8.98 0.42 0.17 0.59 (0.50) (0.50) 9.07
2024 8.38 0.40 0.67 1.07 (0.47) (0.47) 8.98
2023 8.83 0.38 (0.37) 0.01 (0.46) (0.46) 8.38
2022 10.32 0.36 (1.41) (1.05) (0.44) (0.44) 8.83
2021 10.01 0.37 0.37 0.74 (0.43) (0.43) 10.32
Institutional shares
2026(b) 9.34 0.25 0.11 0.36 (0.28) (0.28) 9.42
2025 9.23 0.45 0.17 0.62 (0.51) (0.51) 9.34
2024 8.60 0.43 0.68 1.11 (0.48) (0.48) 9.23
2023 9.05 0.41 (0.38) 0.03 (0.48) (0.48) 8.60
2022 10.56 0.39 (1.44) (1.05) (0.46) (0.46) 9.05
2021 10.24 0.40 0.37 0.77 (0.45) (0.45) 10.56
R-3 shares
2026(b) 9.27 0.22 0.11 0.33 (0.26) (0.26) 9 .34
2025 9.16 0.41 0.17 0.58 (0.47) (0.47) 9.27
2024 8.54 0.38 0.68 1.06 (0.44) (0.44) 9 .16
2023 8.98 0.37 (0.37) – (0.44) (0.44) 8.54
2022 10.48 0.35 (1.43) (1.08) (0.42) (0.42) 8.98
2021 10.16 0.35 0.37 0.72 (0.40) (0.40) 10.48
R-5 shares
2026(b) 9.28 0.24 0.12 0.36 (0.28) (0.28) 9.36
2025 9.17 0.43 0.18 0.61 (0.50) (0.50) 9.28
2024 8.55 0.41 0.68 1.09 (0.47) (0.47) 9 .17
2023 9.01 0.40 (0.39) 0.01 (0.47) (0.47) 8.55
2022 10.51 0.38 (1.43) (1.05) (0.45) (0.45) 9.01
2021 10.19 0.39 0.36 0.75 (0.43) (0.43) 10.51
R-6 shares
2026(b) 9.33 0.25 0.12 0.37 (0.29) (0.29) 9.41
2025 9.22 0.46 0.17 0.63 (0.52) (0.52) 9.33
2024 8.60 0.44 0.67 1.11 (0.49) (0.49) 9 .22
2023 9.05 0.42 (0.38) 0.04 (0.49) (0.49) 8.60
2022 10.55 0.40 (1.43) (1.03) (0.47) (0.47) 9.05
2021 10.24 0.41 0.36 0.77 (0.46) (0.46) 10.55

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.78% (c),(d) $ 622,159 1.05% (e) – % 5.07% (e) 50.9% (e)
6.74 (d) 633,867 1.04 – 4 .66 24.8
12.92 (d) 704,729 1.04 – 4.59 22.3
0.23 (d) 697,257 1.05 – 4.50 16.5
(10.28) (d) 808,228 1.03 – 3.78 15.4
7.32 (d) 971,310 1.04 – 3.62 21.6
3.38 (c),(d) 110,243 1.82 (e) – 4.30 (e) 50.9 (e)
5.92 (d) 118,501 1.81 – 3.89 24.8
12.18 (d) 134,526 1.80 – 3.83 22.3
(0.66) (d) 147,896 1.82 – 3.74 16.5
(10.98) (d) 180,824 1.79 – 3.01 15.4
6.58 (d) 256,799 1.79 – 2.89 21.6
3.85 (c),(d) 33,356 1.01 (e) – 5.11 (e) 50.9 (e)
6.72 (d) 33,203 0.99 (f) 0.99 (g) 4.71 24.8
13.10 (d) 34,095 0.99 (f) 1.01 (g) 4.63 22.3
0.24 (d) 31,131 1.06 (f) 1.08 (g) 4.49 16.5
(10.38) (d) 36,128 1.01 (f) 1.03 (g) 3.80 15.4
7.50 (d) 42,288 1.00 (f) 1.02 (g) 3.68 21.6
3.83 (c),(h) 3,616,141 0.81 (e) – 5.31 (e) 50.9 (e)
6.95 3,719,221 0.80 – 4.90 24.8
13.32 4,396,219 0 .80 – 4.82 22.3
0.48 3,930,780 0.81 (i) – 4.74 16.5
(10.14) 4,213,593 0.79 (i) – 4.01 15.4
7.64 5,472,494 0.79 (i) – 3.87 21.6
3.63 (c) 2,384 1.27 (e) – 4.85 (e) 50.9 (e)
6.51 2,206 1.27 – 4.43 24.8
12.76 1,747 1.27 – 4.36 22.3
0.11 1,981 1.27 – 4.26 16.5
(10 .53) 7,838 1.26 – 3.64 15.4
7.20 2,521 1.26 – 3.38 21.6
3.78 (c),(h) 3,546 0.96 (e) – 5.16 (e) 50.9 (e)
6.82 3,529 0.96 – 4.71 24.8
13.10 2,553 0.96 – 4.65 22.3
0.21 1,987 0.96 – 4.59 16.5
(10.24) 2,726 0.95 – 3.82 15.4
7.51 4,126 0.95 – 3.72 21.6
4.00 (c) 789,798 0.71 (e) – 5.42 (e) 50.9 (e)
7.06 897,789 0.70 – 4.99 24.8
13.31 959,105 0.71 – 4.92 22.3
0.59 941,791 0.70 – 4.85 16.5
(9.97) 1,228,160 0.70 – 4.11 15.4
7.64 1,706,467 0.70 (i) – 3.97 21.6
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2026.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Subject to Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Subject to Manager's contractual expense limit.

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of October 2025, November 2025,
December 2025, January 2026 and March 2026 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income.
As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
October 2025
Fund Net Income Realized Gain Capital Sources
Opportunistic Municipal Fund 90.76% 0.00% 9.24%
November 2025
Fund Net Income Realized Gain Capital Sources
Opportunistic Municipal Fund 93.90% 0.00% 6.10%
December 2025
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 37.70% 0.00% 62.30%
Global Listed Infrastructure Fund 88.25 11.75 0.00
Global Macro Fund 96.32 3.68 0.00
International Equity Index Fund 50.33 49.67 0.00
International Small Company Fund 0.00 0.00 100.00
Opportunistic Municipal Fund 93.26 0.00 6.74
January 2026
Fund Net Income Realized Gain Capital Sources
Opportunistic Municipal Fund 91.70% 0.00% 8.30%
March 2026
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 3.57% 3.48% 92.25%

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Funds, Inc.
February 28, 2026

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Funds, Inc.
February 28, 2026

During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Funds, Inc.
February,28 2026

The Principal Funds, Inc. (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested Board
Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the compensation of the Chief Compliance Officer (“CCO”). If the proposal is adopted, these amounts are allocated across all Funds and other PGI sponsored registered investment companies for which the CCO serves as the Chief Compliance Officer. Director’s expenses and Chief Compliance Officer’s compensation paid by the Funds are included in the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2026

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) (1) approved an amended Management
Agreement between Principal Global Investors, LLC (“PGI” or the “Manager”) and PFI with respect to the addition of the PFI Global
Macro Fund; (2) held the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds; and
(3) approved amended sub-advisory agreements between PGI and ClearBridge Investments (North America) Pty Limited (“ ClearBridge ”),
Newton Investment Management North America LLC (“Newton”), and Nomura Investments Fund Advisers (“NIFA”) with regard to the PFI
Diversified Real Asset Fund.
Approval of Management Agreement for Global Macro Fund
On March 11, 2025, the Board of Directors of Principal Funds, Inc. (the “Board”) met to consider for the newly established PFI Global Macro
Fund (the “Fund”) the approval of a management agreement (the “Management Agreement”) between PFI, on behalf of the Fund, and PGI.
With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment advisor to the existing series of PFI, that the Manager has had a long-term relationship with PFI, Principal Variable Contracts, Inc. and Principal
Exchange-Traded Funds (collectively the “Principal Funds”), all of which are also overseen by the Board; and that the Manager has demonstrated a long-term commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious advisor is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.
Nature, Quality and Extent of Services.
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2024 annual renewal of the management agreements for the other Principal Funds, the
Board had: (1) reviewed the services provided by the Manager to the other Principal Funds under their respective management agreements;
(2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the other Principal Funds; and (3) considered the compliance program established by the
Manager for the Principal Funds and their respective series, as applicable, the quality of that program and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.
Investment Performance.
The Board considered the experience and skills of the proposed portfolio managers for the Fund. Because the Fund is a newly created series, the Board did not review the performance of the Fund as no track record was available.
Fees, Economies of Scale and Profitability.
The Board considered the proposed management fee rate for the Fund. The Board received information from the Manager, based upon data supplied by Broadridge Financial Solutions, Inc. (“ Broadridge ”), an independent provider of investment company data, comparing the proposed management fee rate for the Fund to the advisory fee rates of funds in a peer group selected by Broadridge . The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The
Board concluded that, although the proposed management fee schedule for the Fund did not include breakpoints, the management fee schedule is appropriate at the currently anticipated asset levels.
In addition, in evaluating the proposed management fee rate, the Board considered that the Manager intends for the Fund to be used initially as an underlying investment option for the PFI and PVC Strategic Asset Management (“SAM”) Portfolios and that the Fund would not be marketed externally. The Board considered the expected impact of the Fund’s proposed management fee rate on the acquired fund fees and expenses borne by and reflected in the total net expense ratios of the PFI and PVC SAM Portfolios. On the basis of the information provided, the Board concluded that the proposed management fee was reasonable.
Other Benefits.
The Board also considered the character and amount of other incidental benefits received by the Manager. The Board noted the Manager’s statement that it does not intend to use soft dollars and that there would be no other known fall-out benefits to the Manager in connection with its management of the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2026

Overall Conclusions.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement, including the fee rate payable thereunder, are fair and reasonable and that approval of the Management Agreement is in the best interests of the
Fund.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 10, 2025 meeting, the members of the Board of Directors of Principal Funds, Inc. (the “Board”) performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act
(the “Independent Board Members”), annually to review and to consider the continuation of: (1) the Management Agreement between the
PGI and PFI, on behalf of each of the thirteen (13) series of PFI (each series is referred to as a “Fund”) and (2) the Sub-Advisory Agreements between PGI and each BlackRock Financial Management, Inc., BlackRock International Limited, ClearBridge , CoreCommodity Management,
LLC, Crabel Capital Management, LLC, Delaware Investments Fund Advisers (“DIFA”), Gotham Asset Management, LLC, Graham Capital
Management, L.P., Loomis, Sayles & Company, L.P., Los Angeles Capital Management LLC, Newton, Nuveen Asset Management, Pictect
Asset Management SA, Principal Real Estate Investors, LLC, Record Currency Management Limited, Spectrum Asset Management, Inc.,
Wellington Management Company LLP, and Westchester Capital Management, LLC (collectively, the “Sub-Advisors”). The Management
Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board reviewed comprehensive materials provided by the Manager, the Sub-Advisors, Broadridge Financial Solutions, Inc. (“ Broadridge ”)
and Management Practice, LLC, both independent providers of investment company data, and independent legal counsel. The Board also reviewed performance information for the Funds based upon data from Morningstar Direct. In addition, the Board had previously received extensive information throughout the year regarding the performance and operating results of the Funds and the various services provided by the Manager and Sub-Advisors.
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. For the PFI Global Macro Fund, which had not yet begun operations, the Board reviewed information that they had considered in connection with the initial approval of the Advisory Agreement for the Fund, as updated, along with such additional information as the Board requested. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the
Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds.
The Board concluded that a relationship with a capable and conscientious investment advisor is in the best interest of each Fund. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the
Management Agreement for each Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of service provided under the Management Agreements, including the accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The
Board concluded that appropriate resources were provided under the Management Agreements.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of
Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Sub-Advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2026

unaffiliated sub-advisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management
Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2025 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2025, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the PFI Diversified Real Asset Fund, peer-group data based upon a broad-based industry category determined using Morningstar Direct data (“Performance Universe”).
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed the performance information for a three-year period ended March 31, 2025, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2025, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2025, as available, to one or more relevant benchmark indices. The
Board also considered that certain funds had commenced operations recently or had not yet commenced operations, and, accordingly, no performance information was considered.
The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the
Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s) , a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge . The Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for PFI Capital Securities Fund, as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge
(“Expense Universe”).
For other PFI Funds for which Class A shares represented more than 10% of the PFI Fund’s total assets, comparative fee and expense information was supplementally provided based upon Class A shares. For PFI Capital Securities Fund, which issues only Class S shares, the
Board considered that the Fund does not pay a management fee or any other Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2024. The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2026

Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some
Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. In both such cases, these factors supported a conclusion that the Management Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain
Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps or for which the Manager has proposed to replace the expense cap with an equivalent permanent reduction in the contractual management fee rate.
With regard to PFI Bond Market Index Fund, the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management
Agreement, as amended, should be renewed.
Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of services provided by the Manager and other relevant factors.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2024. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Principal Real Estate Investors LLC) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2024. The Board noted that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the Manager’s returns on revenue from the reductions of certain Funds’ effective management fee rates described above. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2024 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost savings passed along to the Funds as a result of certain expense caps and fee waivers. The Board also considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board noted
management's explanation of efficiencies in the Manager's cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that PFI Capital Securities Fund does not pay management fees, although shareholders pay a separately managed account-
level fee that covers, among other things, the expenses of the Fund’s Sub-Advisor.
Other Benefits to Manager
The Board also considered the character and amount of other indirect benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e)-eligible products and services. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain other actions taken by the Board.
With regard to each of PFI Edge MidCap Fund the Board noted that the Board had approved the reorganization of the Fund into PFI MidCap
Fund. The Board considered that the renewal of the Management Agreement for the PFI Edge MidCap Fund would allow the Fund to operate until completion of its reorganization and to provide for continuous operation of the Fund going forward in the event Fund shareholders do not approve the reorganization.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2026

Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. For each Sub-Advisory
Agreement, the Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-
Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered each Sub-Advisor’s compliance with investment policies and general legal compliance.
Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory Agreements were satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the
Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Broadridge classification. The Board considered that PFI Capital Securities
Fund’s Sub-Advisor does not receive a sub-advisory fee and therefore did not consider comparative sub-advisory fee information.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisers
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Sub-Advisory Agreement should be renewed, the Board included within their considerations certain other actions taken by the Board.
As part of its annual review of the Funds’ Sub-Advisory Agreements, the Board concluded that the Sub-Advisory Agreement pursuant to which
DIFA serves as a Sub-Advisor to PFI Diversified Real Asset Fund should be renewed. The Board noted that a change in control transaction with respect to DIFA was expected to become effective in the fourth quarter of 2025, and that this change in control would result in the
“assignment” (as defined in the Investment Company Act of 1940, as amended) of the Sub-Advisory Agreement, causing the agreement’s automatic termination. The Board considered the Manager’s statements that there were no anticipated changes to the current portfolio management team, investment strategies or policies at the Sub-Advisor, that the change in ownership was not expected to impact the nature, quality or extent of the services that the Sub-Advisor provides to the Fund and that the Manager, after considering the assignment, continued
to believe that the Sub-Advisor is an appropriate sub-advisor for the Fund. The Board also noted that the new Sub-Advisory Agreement for the Fund would be identical to the current Sub-Advisory Agreement in all material respects (including the sub-advisory fee schedule).
Accordingly, the Board concluded that a new Sub-Advisory Agreement with DIFA should be approved, to take effect upon the termination of the current Sub-Advisory Agreement upon the effectiveness of the change in control transaction.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Funds, Inc.
February 28, 2026

Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.
Approval of Amended Sub-Advisory Agreements for Diversified Real Asset Fund
On December 9, 2025, the Board met to consider for PFI Diversified Real Asset Fund (the “Fund”):
The approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”)
and ClearBridge Investments (North America) Pty Limited (a “Sub-Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at current asset levels;
The approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Newton Investment Management
North America LLC (a “Sub-Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels; and
The approval of an amended sub-advisory agreement (a “Sub-Advisory Agreement”) between the Manager and Nomura Investments Fund
Advisers (formerly Delaware Investments Fund Advisers) (a “Sub-Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to reduce the effective sub-advisory fee rate payable at all asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendments to the Sub-Advisory Agreements and noted
that because the sub-advisory fees were paid by the Manager, the amendments would not change the management fee rate paid by the Fund.
The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services each Sub-
Advisor provides to the Fund and that each Sub-Advisor’s obligations under its respective Sub-Advisory Agreement would remain the same in all material respects . The Board also considered that the Manager was not proposing any material changes to the terms of any Sub-Advisory
Agreement other than to the sub-advisory fee schedule.
The Board considered that they had last approved each Sub-Advisory Agreement during the annual contract renewal process that concluded at the Board of Directors’ September 2025 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Sub-Advisor under the applicable Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of each Sub-Advisory Agreement were reasonable and that approval of each Sub-Advisory Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Sub-
Advisory Agreements and, accordingly, recommend approval of the amended Sub-Advisory Agreements.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2026 Principal Financial Services, Inc. | FV941SAR-05 | 02/2026 | 4344897

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

               Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	4/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

              Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	4/7/2026

By	/s/ Michael Scholten

              Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	4/7/2026